Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (75.9%)

	Shares	Value
Bank of America Corp. (Banks)	42,392	$1,004,689
Bank OZK (Banks)	672	16,652
BOK Financial Corp. (Banks)	171	10,045
Citigroup, Inc. (Banks)	11,576	479,478
Citizens Financial Group, Inc. (Banks)	2,373	64,664
Comerica, Inc. (Banks)	773	35,179
Commerce Bancshares, Inc. (Banks)	558	34,736
Cullen/Frost Bankers, Inc. (Banks)	310	21,784
East West Bancorp, Inc. (Banks)	788	28,746
F.N.B. Corp. (Banks)	1,800	13,608
Fifth Third Bancorp (Banks)	3,960	91,951
First Citizens BancShares, Inc. - Class A (Banks)	41	18,971
First Financial Bankshares, Inc. (Banks)	790	23,550
First Horizon National Corp. (Banks)	3,077	32,036
First Republic Bank (Banks)	957	120,716
Glacier Bancorp, Inc. (Banks)	529	18,938
Home BancShares, Inc. (Banks)	845	14,027
Huntington Bancshares, Inc. (Banks)	5,657	59,059
JPMorgan Chase & Co. (Banks)	16,944	1,661,189
KeyCorp (Banks)	5,429	70,468
M&T Bank Corp. (Banks)	713	73,853
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,582	21,457
People's United Financial, Inc. (Banks)	2,363	25,213
Pinnacle Financial Partners, Inc. (Banks)	423	19,369
Popular, Inc. (Banks)	468	19,750
Prosperity Bancshares, Inc. (Banks)	518	28,547
Regions Financial Corp. (Banks)	5,340	71,022
Signature Bank (Banks)	298	24,061
SVB Financial Group* (Banks)	287	83,431
Synovus Financial Corp. (Banks)	818	21,268
TCF Financial Corp. (Banks)	847	23,047
TFS Financial Corp. (Thrifts & Mortgage Finance)	265	4,163
The PNC Financial Services Group, Inc. (Banks)	2,361	264,149
Truist Financial Corp. (Banks)	7,492	315,563
U.S. Bancorp (Banks)	7,622	296,877
UMB Financial Corp. (Banks)	239	14,548
Umpqua Holdings Corp. (Banks)	1,226	15,399
United Bankshares, Inc. (Banks)	722	18,938
Valley National Bancorp (Banks)	2,248	17,175
Webster Financial Corp. (Banks)	501	16,137
Wells Fargo & Co. (Banks)	22,911	491,441
Western Alliance Bancorp (Banks)	560	23,072
Wintrust Financial Corp. (Banks)	322	15,852
Zions Bancorp (Banks)	912	29,430
TOTAL COMMON STOCKS (Cost $2,860,985)		5,754,248

Repurchase Agreements(a)(b) (27.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $2,078,005	$2,078,000	$2,078,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,078,000)		2,078,000
TOTAL INVESTMENT SECURITIES
(Cost $4,938,985) - 103.3%		7,832,248
Net other assets (liabilities) - (3.3)%		(253,592)

NET ASSETS - 100.0%		$7,578,656

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $1,038,000.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/23/20	0.60%	$3,086,868	$(183,108)
Dow Jones U.S. Banks Index	UBS AG	11/23/20	0.45%	2,496,006	(134,389)
				$5,582,874	$(317,497)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Banks	$5,728,628	75.5%
Thrifts & Mortgage Finance	25,620	0.3%
Other **	1,824,408	24.2%
Total	$7,578,656	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (75.0%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,365	$377,068
Albemarle Corp. (Chemicals)	659	61,425
Alcoa Corp.* (Metals & Mining)	1,150	14,858
Ashland Global Holdings, Inc. (Chemicals)	337	23,512
Axalta Coating Systems Ltd.* (Chemicals)	1,297	32,568
Celanese Corp. (Chemicals)	732	83,089
CF Industries Holdings, Inc. (Chemicals)	1,323	36,528
Commercial Metals Co. (Metals & Mining)	737	15,219
Corteva, Inc. (Chemicals)	4,629	152,664
Dow, Inc. (Chemicals)	4,581	208,390
DuPont de Nemours, Inc.(a) (Chemicals)	4,537	258,065
Eastman Chemical Co. (Chemicals)	837	67,663
Ecolab, Inc. (Chemicals)	1,536	281,994
Element Solutions, Inc.* (Chemicals)	1,356	15,892
FMC Corp. (Chemicals)	801	82,295
Freeport-McMoRan, Inc. (Metals & Mining)	8,981	155,731
Huntsman Corp. (Chemicals)	1,227	29,804
Ingevity Corp.* (Chemicals)	255	13,994
International Flavors & Fragrances, Inc.(a) (Chemicals)	661	67,858
Linde PLC (Chemicals)	3,250	716,106
LyondellBasell Industries N.V. - Class A (Chemicals)	1,589	108,767
NewMarket Corp. (Chemicals)	46	16,454
Newmont Corp. (Metals & Mining)	4,966	312,063
Nucor Corp. (Metals & Mining)	1,868	89,216
PPG Industries, Inc. (Chemicals)	1,459	189,261
Reliance Steel & Aluminum Co. (Metals & Mining)	394	42,942
Royal Gold, Inc. (Metals & Mining)	405	48,118
RPM International, Inc. (Chemicals)	805	68,159
Steel Dynamics, Inc. (Metals & Mining)	1,237	38,941
The Chemours Co. (Chemicals)	1,016	20,462
The Mosaic Co. (Chemicals)	2,136	39,516
The Scotts Miracle-Gro Co. - Class A (Chemicals)	251	37,663
Valvoline, Inc. (Chemicals)	1,146	22,542
W.R. Grace & Co. (Chemicals)	384	16,700
Westlake Chemical Corp. (Chemicals)	213	14,403
TOTAL COMMON STOCKS
(Cost $2,206,933)		3,759,930

Repurchase Agreements(b)(c) (33.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,679,004	$1,679,000	$1,679,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,679,000)		1,679,000

Collateral for Securities Loaned(d) (5.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	265,510	$265,510
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	857	857
Collateral for Securities Loaned(d), continued Shares Value
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	3,731	3,731
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $270,098)		270,098
TOTAL INVESTMENT SECURITIES
(Cost $4,156,031) - 113.9%		5,709,028
Net other assets (liabilities) - (13.9)%		(697,907)

NET ASSETS - 100.0%		$5,011,121

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $260,268.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $797,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/23/20	0.60%	$2,056,885	$(135,180)
Dow Jones U.S. Basic Materials Index	UBS AG	11/23/20	0.45%	1,727,548	(118,820)
				$3,784,433	$(254,000)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Chemicals	$3,042,842	60.7%
Metals & Mining	717,088	14.3%
Other **	1,251,191	25.0%
Total	$5,011,121	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $23,087,051	$23,087,000	$23,087,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,087,000)		23,087,000
TOTAL INVESTMENT SECURITIES
(Cost $23,087,000) - 100.0%		23,087,000
Net other assets (liabilities) - NM		1,069

NET ASSETS - 100.0%		$23,088,069

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $3,499,000.
NM	Not meaningful, amount is less than 0.05%.

Bear ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	12/21/20	$(816,175)	$31,278

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/20	(0.45)%	$(12,831,327)	$419,846
S&P 500	UBS AG	11/27/20	(0.25)%	(9,420,291)	342,030
				$(22,251,618)	$761,876

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (75.1%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	6,745	$923,391
AbbVie, Inc. (Biotechnology)	196,435	16,716,618
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	12,812	595,117
Acceleron Pharma, Inc.* (Biotechnology)	5,800	606,564
Agilent Technologies, Inc. (Life Sciences Tools & Services)	34,316	3,503,320
Agios Pharmaceuticals, Inc.* (Biotechnology)	6,385	255,847
Alexion Pharmaceuticals, Inc.* (Biotechnology)	24,395	2,808,840
Alkermes PLC* (Biotechnology)	17,703	287,674
Allogene Therapeutics, Inc.* (Biotechnology)	7,288	247,209
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	12,908	1,587,297
Amgen, Inc. (Biotechnology)	65,190	14,142,318
Avantor, Inc.* (Life Sciences Tools & Services)	49,419	1,149,980
Biogen, Inc.* (Biotechnology)	17,621	4,441,725
BioMarin Pharmaceutical, Inc.* (Biotechnology)	20,185	1,502,370
Bio-Techne Corp. (Life Sciences Tools & Services)	4,291	1,083,091
Bluebird Bio, Inc.* (Biotechnology)	7,372	381,206
Blueprint Medicines Corp.* (Biotechnology)	6,152	629,227
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	5,530	1,259,181
Emergent BioSolutions, Inc.* (Biotechnology)	5,007	450,480
Exact Sciences Corp.* (Biotechnology)	16,714	2,069,695
Exelixis, Inc.* (Biotechnology)	34,393	704,369
FibroGen, Inc.* (Biotechnology)	9,253	355,130
Gilead Sciences, Inc. (Biotechnology)	139,547	8,114,657
Illumina, Inc.* (Life Sciences Tools & Services)	16,250	4,756,376
Incyte Corp.* (Biotechnology)	20,691	1,792,668
Ionis Pharmaceuticals, Inc.* (Biotechnology)	15,549	730,026
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	21,290	3,278,447
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	2,668	2,662,424
Moderna, Inc.* (Biotechnology)	33,379	2,252,081
Nektar Therapeutics* (Pharmaceuticals)	19,911	315,390
Neurocrine Biosciences, Inc.* (Biotechnology)	10,380	1,024,195
Novavax, Inc.* (Biotechnology)	6,276	506,536
PPD, Inc.* (Life Sciences Tools & Services)	12,001	394,593
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	7,119	693,675
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	11,637	6,325,407
Repligen Corp.* (Biotechnology)	5,435	905,308
Sarepta Therapeutics, Inc.* (Biotechnology)	8,738	1,187,582
Seagen, Inc.* (Biotechnology)	13,556	2,261,141
Syneos Health, Inc.* (Life Sciences Tools & Services)	6,965	369,702
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	6,794	682,797
United Therapeutics Corp.* (Biotechnology)	4,943	663,499
Vertex Pharmaceuticals, Inc.* (Biotechnology)	28,991	6,040,565
Vir Biotechnology, Inc.* (Biotechnology)	7,213	226,777
TOTAL COMMON STOCKS
(Cost $43,038,589)		100,884,495

Repurchase Agreements(a)(b) (28.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $37,945,084	$37,945,000	$37,945,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,945,000)		37,945,000
TOTAL INVESTMENT SECURITIES
(Cost $80,983,589) - 103.3%		138,829,495
Net other assets (liabilities) - (3.3)%		(4,433,481)

NET ASSETS - 100.0%		$134,396,014

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $23,500,000.

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/23/20	0.60%	$46,911,610	$(1,989,086)
Dow Jones U.S. Biotechnology Index	UBS AG	11/23/20	0.60%	53,983,219	(2,161,319)
				$100,894,829	$(4,150,405)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Biotechnology	$80,494,925	59.9%
Life Sciences Tools & Services	20,074,180	15.0%
Pharmaceuticals	315,390	0.2%
Other **	33,511,519	24.9%
Total	$134,396,014	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (80.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,126	$180,115
A.O. Smith Corp. (Building Products)	265	13,698
Abbott Laboratories (Health Care Equipment & Supplies)	3,462	363,892
AbbVie, Inc. (Biotechnology)	3,451	293,680
ABIOMED, Inc.* (Health Care Equipment & Supplies)	88	22,165
Accenture PLC - Class A (IT Services)	1,244	269,836
Activision Blizzard, Inc. (Entertainment)	1,509	114,277
Adobe, Inc.* (Software)	938	419,380
Advance Auto Parts, Inc.(a) (Specialty Retail)	135	19,883
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,296	172,866
Aflac, Inc. (Insurance)	1,297	44,033
Agilent Technologies, Inc. (Life Sciences Tools & Services)	603	61,560
Air Products & Chemicals, Inc. (Chemicals)	432	119,335
Akamai Technologies, Inc.* (IT Services)	318	30,248
Alaska Air Group, Inc. (Airlines)	242	9,169
Albemarle Corp. (Chemicals)	208	19,388
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	229	34,698
Alexion Pharmaceuticals, Inc.* (Biotechnology)	429	49,395
Align Technology, Inc.* (Health Care Equipment & Supplies)	140	59,651
Allegion PLC (Building Products)	180	17,730
Alliant Energy Corp. (Electric Utilities)	488	26,977
Alphabet, Inc.* - Class A (Interactive Media & Services)	588	950,273
Alphabet, Inc.* - Class C (Interactive Media & Services)	574	930,460
Altria Group, Inc. (Tobacco)	3,634	131,115
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	833	2,529,114
Amcor PLC (Containers & Packaging)	3,067	31,989
Ameren Corp. (Multi-Utilities)	483	39,181
American Airlines Group, Inc.(a) (Airlines)	994	11,212
American Electric Power Co., Inc. (Electric Utilities)	970	87,232
American Express Co. (Consumer Finance)	1,275	116,332
American International Group, Inc. (Insurance)	1,685	53,061
American Tower Corp. (Equity Real Estate Investment Trusts)	867	199,106
American Water Works Co., Inc. (Water Utilities)	354	53,281
Ameriprise Financial, Inc. (Capital Markets)	235	37,795
AmerisourceBergen Corp. (Health Care Providers & Services)	287	27,572
AMETEK, Inc. (Electrical Equipment)	449	44,092
Amgen, Inc. (Biotechnology)	1,145	248,396
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	583	65,786
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	723	85,697
ANSYS, Inc.* (Software)	168	51,134
Anthem, Inc. (Health Care Providers & Services)	492	134,218
Aon PLC (Insurance)	453	83,357
Apache Corp. (Oil, Gas & Consumable Fuels)	738	6,125
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	291	9,283
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,438	3,422,340
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,786	105,785
Aptiv PLC (Auto Components)	528	50,947
Archer-Daniels-Midland Co. (Food Products)	1,086	50,217
Arista Networks, Inc.* (Communications Equipment)	107	22,352
Arthur J. Gallagher & Co. (Insurance)	374	38,788
Assurant, Inc. (Insurance)	117	14,551
AT&T, Inc. (Diversified Telecommunication Services)	13,933	376,470
Atmos Energy Corp. (Gas Utilities)	241	22,092
Autodesk, Inc.* (Software)	429	101,047
Automatic Data Processing, Inc. (IT Services)	841	132,844
AutoZone, Inc.* (Specialty Retail)	46	51,933
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	38,261
Avery Dennison Corp. (Containers & Packaging)	163	22,558
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,283	18,950
Ball Corp. (Containers & Packaging)	639	56,871
Bank of America Corp. (Banks)	14,910	353,367
Baxter International, Inc. (Health Care Equipment & Supplies)	990	76,794
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	567	131,051
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,876	782,564
Best Buy Co., Inc. (Specialty Retail)	450	50,198
Biogen, Inc.* (Biotechnology)	310	78,142
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	42	24,630
BlackRock, Inc. - Class A (Capital Markets)	277	165,980
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	80	129,800
BorgWarner, Inc. (Auto Components)	478	16,720
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	277	20,058
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,796	95,819
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,408	257,648
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	786	274,809
Broadridge Financial Solutions, Inc. (IT Services)	225	30,960
Brown-Forman Corp. - Class B (Beverages)	357	24,886
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	264	23,346
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	779	13,858
Cadence Design Systems, Inc.* (Software)	545	59,607
Campbell Soup Co. (Food Products)	396	18,481

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	893	$65,260
Cardinal Health, Inc. (Health Care Providers & Services)	572	26,192
CarMax, Inc.* (Specialty Retail)	319	27,574
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,013	13,888
Carrier Global Corp. (Building Products)	1,592	53,157
Catalent, Inc.* (Pharmaceuticals)	321	28,174
Caterpillar, Inc. (Machinery)	1,059	166,317
CBOE Global Markets, Inc. (Capital Markets)	213	17,315
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	656	33,062
CDW Corp. (Electronic Equipment, Instruments & Components)	279	34,205
Celanese Corp. (Chemicals)	231	26,221
Centene Corp.* (Health Care Providers & Services)	1,133	66,960
CenterPoint Energy, Inc. (Multi-Utilities)	1,065	22,503
CenturyLink, Inc. (Diversified Telecommunication Services)	1,932	16,654
Cerner Corp. (Health Care Technology)	597	41,844
CF Industries Holdings, Inc. (Chemicals)	418	11,541
Charter Communications, Inc.* - Class A (Media)	292	176,315
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,764	261,598
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	55	66,081
Chubb Ltd. (Insurance)	882	114,580
Church & Dwight Co., Inc. (Household Products)	484	42,781
Cigna Corp. (Health Care Providers & Services)	718	119,884
Cincinnati Financial Corp. (Insurance)	293	20,727
Cintas Corp. (Commercial Services & Supplies)	170	53,474
Cisco Systems, Inc. (Communications Equipment)	8,279	297,216
Citigroup, Inc. (Banks)	4,071	168,621
Citizens Financial Group, Inc. (Banks)	835	22,754
Citrix Systems, Inc. (Software)	242	27,411
CME Group, Inc. (Capital Markets)	701	105,655
CMS Energy Corp. (Multi-Utilities)	560	35,465
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,060	75,705
Colgate-Palmolive Co. (Household Products)	1,677	132,298
Comcast Corp. - Class A (Media)	8,915	376,570
Comerica, Inc. (Banks)	272	12,379
Conagra Brands, Inc. (Food Products)	955	33,511
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	385	15,981
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,097	60,016
Consolidated Edison, Inc. (Multi-Utilities)	654	51,332
Constellation Brands, Inc. - Class A (Beverages)	329	54,361
Copart, Inc.* (Commercial Services & Supplies)	404	44,585
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,488	47,571
Corteva, Inc. (Chemicals)	1,464	48,283
Costco Wholesale Corp. (Food & Staples Retailing)	864	308,984
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	821	128,240
CSX Corp. (Road & Rail)	1,496	118,094
Cummins, Inc. (Machinery)	289	63,548
CVS Health Corp. (Health Care Providers & Services)	2,559	143,534
D.R. Horton, Inc. (Household Durables)	647	43,226
Danaher Corp. (Health Care Equipment & Supplies)	1,235	283,482
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	254	23,348
DaVita, Inc.* (Health Care Providers & Services)	157	13,541
Deere & Co. (Machinery)	613	138,484
Delta Air Lines, Inc. (Airlines)	1,247	38,208
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	427	20,150
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	749	6,689
DexCom, Inc.* (Health Care Equipment & Supplies)	187	59,761
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	309	8,022
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	526	75,902
Discover Financial Services (Consumer Finance)	599	38,941
Discovery, Inc.* (Media)	313	6,335
Discovery, Inc.* - Class C (Media)	605	11,084
Dish Network Corp.* - Class A (Media)	482	12,286
Dollar General Corp. (Multiline Retail)	487	101,642
Dollar Tree, Inc.* (Multiline Retail)	464	41,908
Dominion Energy, Inc. (Multi-Utilities)	1,643	132,000
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	77	29,131
Dover Corp. (Machinery)	282	31,220
Dow, Inc. (Chemicals)	1,449	65,915
DTE Energy Co. (Multi-Utilities)	377	46,529
Duke Energy Corp. (Electric Utilities)	1,438	132,454
Duke Realty Corp. (Equity Real Estate Investment Trusts)	725	27,543
DuPont de Nemours, Inc.(a) (Chemicals)	1,435	81,623
DXC Technology Co. (IT Services)	497	9,155
Eastman Chemical Co. (Chemicals)	265	21,423
Eaton Corp. PLC (Electrical Equipment)	782	81,163
eBay, Inc. (Internet & Direct Marketing Retail)	1,300	61,919
Ecolab, Inc. (Chemicals)	486	89,225
Edison International (Electric Utilities)	740	41,470
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,215	87,103
Electronic Arts, Inc.* (Entertainment)	565	67,704
Eli Lilly & Co. (Pharmaceuticals)	1,552	202,474

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares		Value
Emerson Electric Co. (Electrical Equipment)	1,169		$75,740
Entergy Corp. (Electric Utilities)	392		39,678
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,139		38,999
Equifax, Inc. (Professional Services)	238		32,511
Equinix, Inc. (Equity Real Estate Investment Trusts)	173		126,505
Equity Residential (Equity Real Estate Investment Trusts)	670		31,477
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	128		26,188
Etsy, Inc.* (Internet & Direct Marketing Retail)	233		28,330
Everest Re Group Ltd. (Insurance)	78		15,372
Evergy, Inc. (Electric Utilities)	443		24,454
Eversource Energy (Electric Utilities)	670		58,471
Exelon Corp. (Electric Utilities)	1,906		76,030
Expedia Group, Inc. (Internet & Direct Marketing Retail)	265		24,950
Expeditors International of Washington, Inc. (Air Freight & Logistics)	328		28,985
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	252		29,219
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,268		269,702
F5 Networks, Inc.* (Communications Equipment)	120		15,953
Facebook, Inc.* - Class A (Interactive Media & Services)	4,702		1,237,142
Fastenal Co. (Trading Companies & Distributors)	1,122		48,504
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	135		9,285
FedEx Corp. (Air Freight & Logistics)	471		122,210
Fidelity National Information Services, Inc. (IT Services)	1,212		151,003
Fifth Third Bancorp (Banks)	1,393		32,345
First Horizon National Corp. (Banks)	–	†	4
First Republic Bank (Banks)	337		42,509
FirstEnergy Corp. (Electric Utilities)	1,060		31,503
Fiserv, Inc.* (IT Services)	1,087		103,776
FleetCor Technologies, Inc.* (IT Services)	164		36,229
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	256		8,881
Flowserve Corp. (Machinery)	255		7,426
FMC Corp. (Chemicals)	253		25,993
Ford Motor Co. (Automobiles)	7,641		59,065
Fortinet, Inc.* (Software)	263		29,027
Fortive Corp. (Machinery)	659		40,594
Fortune Brands Home & Security, Inc. (Building Products)	270		21,835
Fox Corp. - Class A (Media)	672		17,821
Fox Corp. - Class B (Media)	306		7,999
Franklin Resources, Inc. (Capital Markets)	523		9,806
Freeport-McMoRan, Inc. (Metals & Mining)	2,840		49,246
Garmin, Ltd. (Household Durables)	292		30,374
Gartner, Inc.* (IT Services)	174		20,897
General Dynamics Corp. (Aerospace & Defense)	454		59,624
General Electric Co. (Industrial Conglomerates)	17,117		127,008
General Mills, Inc. (Food Products)	1,195		70,648
General Motors Co. (Automobiles)	2,463		85,047
Genuine Parts Co. (Distributors)	282		25,501
Gilead Sciences, Inc. (Biotechnology)	2,452		142,584
Global Payments, Inc. (IT Services)	585		92,278
Globe Life, Inc. (Insurance)	192		15,569
Halliburton Co. (Energy Equipment & Services)	1,718		20,719
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	681		10,944
Hartford Financial Services Group, Inc. (Insurance)	700		26,964
Hasbro, Inc. (Leisure Products)	249		20,597
HCA Healthcare, Inc. (Health Care Providers & Services)	516		63,953
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,053		28,399
Henry Schein, Inc.* (Health Care Providers & Services)	279		17,739
Hess Corp. (Oil, Gas & Consumable Fuels)	535		19,913
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,516		21,738
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	542		47,593
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	291		5,386
Hologic, Inc.* (Health Care Equipment & Supplies)	506		34,823
Honeywell International, Inc. (Industrial Conglomerates)	1,372		226,311
Hormel Foods Corp. (Food Products)	549		26,731
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,379		14,452
Howmet Aerospace, Inc. (Aerospace & Defense)	768		13,248
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,686		48,241
Humana, Inc. (Health Care Providers & Services)	259		103,414
Huntington Bancshares, Inc. (Banks)	1,989		20,765
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	79		11,651
IDEX Corp. (Machinery)	148		25,218
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	166		70,520
IHS Markit Ltd. (Professional Services)	729		58,954
Illinois Tool Works, Inc. (Machinery)	563		110,281
Illumina, Inc.* (Life Sciences Tools & Services)	286		83,712
Incyte Corp.* (Biotechnology)	364		31,537
Ingersoll Rand, Inc.* (Machinery)	726		25,366
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,317		368,277
Intercontinental Exchange, Inc. (Capital Markets)	1,098		103,651
International Business Machines Corp. (IT Services)	1,741		194,400

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
International Flavors & Fragrances, Inc.(a) (Chemicals)	209	$21,456
International Paper Co. (Containers & Packaging)	769	33,644
Intuit, Inc. (Software)	512	161,116
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	229	152,761
Invesco Ltd. (Capital Markets)	736	9,649
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	70	13,017
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	374	57,592
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	563	14,672
J.B. Hunt Transport Services, Inc. (Road & Rail)	163	19,844
Jack Henry & Associates, Inc. (IT Services)	150	22,238
Jacobs Engineering Group, Inc. (Construction & Engineering)	255	24,225
Johnson & Johnson (Pharmaceuticals)	5,149	705,979
Johnson Controls International PLC (Building Products)	1,455	61,416
JPMorgan Chase & Co. (Banks)	5,960	584,318
Juniper Networks, Inc. (Communications Equipment)	649	12,798
Kansas City Southern Industries, Inc. (Road & Rail)	185	32,586
Kellogg Co. (Food Products)	496	31,193
KeyCorp (Banks)	1,909	24,779
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	366	38,382
Kimberly-Clark Corp. (Household Products)	667	88,438
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	846	8,680
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,807	45,303
KLA Corp. (Semiconductors & Semiconductor Equipment)	304	59,943
L Brands, Inc. (Specialty Retail)	456	14,597
L3Harris Technologies, Inc. (Aerospace & Defense)	423	68,150
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	190	37,956
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	285	97,493
Lamb Weston Holding, Inc. (Food Products)	284	18,020
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	642	30,855
Leggett & Platt, Inc. (Household Durables)	259	10,808
Leidos Holdings, Inc. (IT Services)	261	21,663
Lennar Corp. - Class A (Household Durables)	537	37,714
Lincoln National Corp. (Insurance)	355	12,461
Linde PLC (Chemicals)	1,027	226,288
Live Nation Entertainment, Inc.* (Entertainment)	278	13,566
LKQ Corp.* (Distributors)	547	17,499
Lockheed Martin Corp. (Aerospace & Defense)	481	168,412
Loews Corp. (Insurance)	466	16,161
Lowe's Cos., Inc. (Specialty Retail)	1,478	233,671
LyondellBasell Industries N.V. - Class A (Chemicals)	503	34,430
M&T Bank Corp. (Banks)	251	25,999
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,544	6,114
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,272	37,524
MarketAxess Holdings, Inc. (Capital Markets)	74	39,875
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	521	48,354
Marsh & McLennan Cos., Inc. (Insurance)	991	102,529
Martin Marietta Materials, Inc. (Construction Materials)	122	32,495
Masco Corp. (Building Products)	511	27,390
MasterCard, Inc. - Class A (IT Services)	1,727	498,481
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	522	36,357
McCormick & Co., Inc. (Food Products)	242	43,683
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,455	309,914
McKesson Corp. (Health Care Providers & Services)	317	46,754
Medtronic PLC (Health Care Equipment & Supplies)	2,629	264,399
Merck & Co., Inc. (Pharmaceuticals)	4,946	371,989
MetLife, Inc. (Insurance)	1,509	57,116
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	47	46,902
MGM Resorts International (Hotels, Restaurants & Leisure)	801	16,477
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	494	51,910
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,172	109,338
Microsoft Corp. (Software)	14,799	2,996,353
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	224	26,125
Mohawk Industries, Inc.* (Household Durables)	117	12,073
Molson Coors Beverage Co. - Class B (Beverages)	368	12,976
Mondelez International, Inc. - Class A (Food Products)	2,793	148,365
Monster Beverage Corp.* (Beverages)	722	55,284
Moody's Corp. (Capital Markets)	316	83,076
Morgan Stanley (Capital Markets)	2,793	134,483
Motorola Solutions, Inc. (Communications Equipment)	332	52,476
MSCI, Inc. - Class A (Capital Markets)	164	57,374
Mylan N.V.* (Pharmaceuticals)	1,011	14,700
Nasdaq, Inc. (Capital Markets)	225	27,223
National Oilwell Varco, Inc. (Energy Equipment & Services)	759	6,376
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	434	19,048
Netflix, Inc.* (Entertainment)	862	410,088
Newell Brands, Inc. (Household Durables)	738	13,033

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Newmont Corp. (Metals & Mining)	1,570	$98,659
News Corp. - Class A (Media)	761	9,992
News Corp. - Class B (Media)	238	3,099
NextEra Energy, Inc. (Electric Utilities)	3,832	280,540
Nielsen Holdings PLC (Professional Services)	698	9,430
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,434	292,275
NiSource, Inc. (Multi-Utilities)	749	17,205
Norfolk Southern Corp. (Road & Rail)	499	104,351
Northern Trust Corp. (Capital Markets)	407	31,856
Northrop Grumman Corp. (Aerospace & Defense)	303	87,815
NortonLifelock, Inc. (Software)	1,156	23,779
Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	539	8,964
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	477	15,083
Nucor Corp. (Metals & Mining)	590	28,178
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,207	605,141
NVR, Inc.* (Household Durables)	7	27,672
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,637	14,946
Old Dominion Freight Line, Inc. (Road & Rail)	188	35,790
Omnicom Group, Inc. (Media)	420	19,824
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	869	25,201
Oracle Corp. (Software)	3,781	212,152
O'Reilly Automotive, Inc.* (Specialty Retail)	145	63,307
Otis Worldwide Corp. (Machinery)	796	48,779
PACCAR, Inc. (Machinery)	677	57,802
Packaging Corp. of America (Containers & Packaging)	185	21,181
Parker-Hannifin Corp. (Machinery)	251	52,298
Paychex, Inc. (IT Services)	627	51,571
Paycom Software, Inc.* (Software)	96	34,953
PayPal Holdings, Inc.* (IT Services)	2,294	426,982
Pentair PLC (Machinery)	324	16,122
People's United Financial, Inc. (Banks)	831	8,867
PepsiCo, Inc. (Beverages)	2,708	360,949
PerkinElmer, Inc. (Life Sciences Tools & Services)	219	28,371
Perrigo Co. PLC (Pharmaceuticals)	267	11,713
Pfizer, Inc. (Pharmaceuticals)	10,867	385,561
Philip Morris International, Inc. (Tobacco)	3,045	216,256
Phillips 66 (Oil, Gas & Consumable Fuels)	854	39,848
Pinnacle West Capital Corp. (Electric Utilities)	220	17,945
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	321	25,539
Pool Corp. (Distributors)	78	27,287
PPG Industries, Inc. (Chemicals)	461	59,801
PPL Corp. (Electric Utilities)	1,503	41,333
Principal Financial Group, Inc. (Insurance)	499	19,571
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,445	143,344
Prudential Financial, Inc. (Insurance)	772	49,423
Public Service Enterprise Group, Inc. (Multi-Utilities)	989	57,510
Public Storage (Equity Real Estate Investment Trusts)	297	68,034
PulteGroup, Inc. (Household Durables)	524	21,358
PVH Corp. (Textiles, Apparel & Luxury Goods)	139	8,102
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	223	28,401
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,206	272,132
Quanta Services, Inc. (Construction & Engineering)	270	16,856
Quest Diagnostics, Inc. (Health Care Providers & Services)	263	32,123
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	94	6,284
Raymond James Financial, Inc. (Capital Markets)	239	18,269
Raytheon Technologies Corp. (Aerospace & Defense)	2,987	162,254
Realty Income Corp. (Equity Real Estate Investment Trusts)	675	39,056
Regency Centers Corp. (Equity Real Estate Investment Trusts)	308	10,962
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	204	110,886
Regions Financial Corp. (Banks)	1,878	24,977
Republic Services, Inc. - Class A (Commercial Services & Supplies)	411	36,238
ResMed, Inc. (Health Care Equipment & Supplies)	283	54,319
Robert Half International, Inc. (Professional Services)	224	11,355
Rockwell Automation, Inc. (Electrical Equipment)	227	53,826
Rollins, Inc. (Commercial Services & Supplies)	288	16,661
Roper Technologies, Inc. (Industrial Conglomerates)	205	76,125
Ross Stores, Inc. (Specialty Retail)	696	59,278
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	348	19,634
S&P Global, Inc. (Capital Markets)	471	152,006
Salesforce.com, Inc.* (Software)	1,780	413,441
SBA Communications Corp. (Equity Real Estate Investment Trusts)	219	63,591
Schlumberger, Ltd. (Energy Equipment & Services)	2,714	40,547
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	436	20,850
Sealed Air Corp. (Containers & Packaging)	304	12,035
Sempra Energy (Multi-Utilities)	566	70,954
ServiceNow, Inc.* (Software)	375	186,589
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	598	37,560
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	327	46,202
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	143	6,122

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Snap-on, Inc. (Machinery)	107	$16,856
Southwest Airlines Co. (Airlines)	1,154	45,619
Stanley Black & Decker, Inc. (Machinery)	312	51,854
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,286	198,790
State Street Corp. (Capital Markets)	689	40,582
STERIS PLC (Health Care Equipment & Supplies)	166	29,414
Stryker Corp. (Health Care Equipment & Supplies)	639	129,084
SVB Financial Group* (Banks)	101	29,361
Synchrony Financial (Consumer Finance)	1,062	26,571
Synopsys, Inc.* (Software)	297	63,516
Sysco Corp. (Food & Staples Retailing)	994	54,978
T. Rowe Price Group, Inc. (Capital Markets)	444	56,237
Take-Two Interactive Software, Inc.* (Entertainment)	224	34,702
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	540	12,004
Target Corp. (Multiline Retail)	979	149,024
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	645	62,488
TechnipFMC PLC (Energy Equipment & Services)	826	4,568
Teledyne Technologies, Inc.* (Aerospace & Defense)	72	22,259
Teleflex, Inc. (Health Care Equipment & Supplies)	91	28,959
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	325	28,551
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,791	258,961
Textron, Inc. (Aerospace & Defense)	446	15,967
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,301	25,369
The Allstate Corp. (Insurance)	611	54,226
The Bank of New York Mellon Corp. (Capital Markets)	1,594	54,770
The Boeing Co. (Aerospace & Defense)	1,038	149,877
The Charles Schwab Corp. (Capital Markets)	2,896	119,055
The Clorox Co. (Household Products)	247	51,191
The Coca-Cola Co. (Beverages)	7,560	363,333
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	96	30,629
The Estee Lauder Co., Inc. (Personal Products)	441	96,870
The Gap, Inc. (Specialty Retail)	402	7,819
The Goldman Sachs Group, Inc. (Capital Markets)	673	127,224
The Hershey Co. (Food Products)	288	39,588
The Home Depot, Inc. (Specialty Retail)	2,105	561,424
The Interpublic Group of Cos., Inc. (Media)	763	13,803
The JM Smucker Co. - Class A (Food Products)	223	25,021
The Kraft Heinz Co. (Food Products)	1,267	38,758
The Kroger Co. (Food & Staples Retailing)	1,521	48,991
The Mosaic Co. (Chemicals)	675	12,488
The PNC Financial Services Group, Inc. (Banks)	830	92,860
The Procter & Gamble Co. (Household Products)	4,868	667,402
The Progressive Corp. (Insurance)	1,145	105,225
The Sherwin-Williams Co. (Chemicals)	160	110,077
The Southern Co. (Electric Utilities)	2,065	118,634
The TJX Cos., Inc. (Specialty Retail)	2,345	119,126
The Travelers Cos., Inc. (Insurance)	495	59,751
The Walt Disney Co. (Entertainment)	3,534	428,497
The Western Union Co. (IT Services)	804	15,630
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,373	45,538
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	774	366,196
Tiffany & Co. (Specialty Retail)	211	27,607
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,138	124,691
Tractor Supply Co. (Specialty Retail)	227	30,239
Trane Technologies PLC (Building Products)	468	62,126
TransDigm Group, Inc. (Aerospace & Defense)	106	50,605
Truist Financial Corp. (Banks)	2,635	110,986
Twitter, Inc.* (Interactive Media & Services)	1,547	63,984
Tyler Technologies, Inc.* (Software)	79	30,366
Tyson Foods, Inc. - Class A (Food Products)	575	32,907
U.S. Bancorp (Banks)	2,681	104,425
UDR, Inc. (Equity Real Estate Investment Trusts)	577	18,025
Ulta Beauty, Inc.* (Specialty Retail)	110	22,745
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	369	5,107
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	380	4,647
Union Pacific Corp. (Road & Rail)	1,327	235,130
United Airlines Holdings , Inc.* (Airlines)	569	19,266
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,382	217,126
United Rentals, Inc.* (Trading Companies & Distributors)	141	25,139
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,858	566,950
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	152	16,652
Unum Group (Insurance)	398	7,029
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	797	30,772
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	178	30,758
Ventas, Inc. (Equity Real Estate Investment Trusts)	730	28,813
VeriSign, Inc.* (IT Services)	198	37,759
Verisk Analytics, Inc. - Class A (Professional Services)	318	56,594
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,091	461,106
Vertex Pharmaceuticals, Inc.* (Biotechnology)	509	106,055

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
VF Corp. (Textiles, Apparel & Luxury Goods)	625	$42,000
ViacomCBS, Inc. - Class B (Media)	1,102	31,484
Visa, Inc. - Class A (IT Services)	3,297	599,098
Vontier Corp.* (Electronic Equipment, Instruments & Components)	263	7,559
Vornado Realty Trust (Equity Real Estate Investment Trusts)	307	9,434
Vulcan Materials Co. (Construction Materials)	259	37,513
W.R. Berkley Corp. (Insurance)	275	16,533
W.W. Grainger, Inc. (Trading Companies & Distributors)	88	30,802
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,406	47,860
Walmart, Inc. (Food & Staples Retailing)	2,715	376,707
Waste Management, Inc. (Commercial Services & Supplies)	760	82,011
Waters Corp.* (Life Sciences Tools & Services)	121	26,961
WEC Energy Group, Inc. (Multi-Utilities)	617	62,039
Wells Fargo & Co. (Banks)	8,057	172,823
Welltower, Inc. (Equity Real Estate Investment Trusts)	816	43,876
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	144	39,178
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	592	22,336
Westinghouse Air Brake Technologies Corp. (Machinery)	350	20,755
WestRock Co. (Containers & Packaging)	508	19,075
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,459	39,816
Whirlpool Corp. (Household Durables)	122	22,565
Willis Towers Watson PLC (Insurance)	252	45,985
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	190	13,762
Xcel Energy, Inc. (Electric Utilities)	1,027	71,921
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	350	6,083
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	478	56,734
Xylem, Inc. (Machinery)	352	30,673
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	589	54,971
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	104	29,499
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	405	53,501
Zions Bancorp (Banks)	321	10,359
Zoetis, Inc. (Pharmaceuticals)	929	147,293
TOTAL COMMON STOCKS
(Cost $21,004,491)		53,042,036

Repurchase Agreements(b)(c) (18.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $12,244,027	$12,244,000	$12,244,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,244,000)		12,244,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	115,704	$115,704
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	373	373
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	1,626	1,626
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $117,703)		117,703
TOTAL INVESTMENT SECURITIES
(Cost $33,366,194) - 99.5%		65,403,739
Net other assets (liabilities) - 0.5%		347,083

NET ASSETS - 100.0%		$65,750,822

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $113,892.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $985,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	43	12/21/20	$7,019,105	$(269,153)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/20	0.65%	$381,938	$(17,651)
S&P 500	UBS AG	11/27/20	0.60%	4,851,467	(166,062)
				$5,233,405	$(183,713)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Bull ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$809,862	1.2%
Air Freight & Logistics	391,667	0.6%
Airlines	123,474	0.2%
Auto Components	67,667	0.1%
Automobiles	144,112	0.2%
Banks	1,842,498	2.8%
Beverages	871,789	1.3%
Biotechnology	1,060,675	1.6%
Building Products	257,352	0.4%
Capital Markets	1,391,881	2.1%
Chemicals	973,487	1.5%
Commercial Services & Supplies	232,969	0.4%
Communications Equipment	400,795	0.6%
Construction & Engineering	41,081	0.1%
Construction Materials	70,008	0.1%
Consumer Finance	247,104	0.4%
Containers & Packaging	197,353	0.3%
Distributors	70,287	0.1%
Diversified Financial Services	782,564	1.2%
Diversified Telecommunication Services	854,230	1.3%
Electric Utilities	1,048,642	1.6%
Electrical Equipment	254,821	0.4%
Electronic Equipment, Instruments & Components	307,388	0.5%
Energy Equipment & Services	91,160	0.1%
Entertainment	1,068,834	1.6%
Equity Real Estate Investment Trusts	1,356,726	2.1%
Food & Staples Retailing	837,520	1.3%
Food Products	577,123	0.9%
Gas Utilities	22,092	NM
Health Care Equipment & Supplies	2,118,213	3.2%
Health Care Providers & Services	1,417,442	2.2%
Health Care Technology	41,844	0.1%
Hotels, Restaurants & Leisure	881,762	1.3%
Household Durables	218,823	0.3%
Household Products	982,110	1.5%
Independent Power and Renewable Electricity Producers	40,452	0.1%
Industrial Conglomerates	609,559	0.9%
Insurance	973,012	1.5%
Interactive Media & Services	3,181,860	4.8%
Internet & Direct Marketing Retail	2,774,112	4.2%
IT Services	2,820,753	4.3%
Leisure Products	20,597	NM
Life Sciences Tools & Services	695,924	1.1%
Machinery	903,592	1.4%
Media	686,612	1.0%
Metals & Mining	176,083	0.3%
Multiline Retail	292,574	0.4%
Multi-Utilities	534,718	0.8%
Oil, Gas & Consumable Fuels	977,075	1.5%
Personal Products	96,870	0.1%
Pharmaceuticals	2,125,531	3.2%
Professional Services	168,844	0.3%
Real Estate Management & Development	33,062	NM
Road & Rail	545,795	0.8%
Semiconductors & Semiconductor Equipment	2,658,597	4.0%
Software	4,809,871	7.3%
Specialty Retail	1,289,401	2.0%
Technology Hardware, Storage & Peripherals	3,560,636	5.4%
Textiles, Apparel & Luxury Goods	381,363	0.6%
Tobacco	347,371	0.5%
Trading Companies & Distributors	104,445	0.2%
Water Utilities	53,281	0.1%
Wireless Telecommunication Services	124,691	0.2%
Other **	12,708,786	19.4%
Total	$65,750,822	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (75.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,689	$203,638
Alphabet, Inc.* - Class A (Interactive Media & Services)	357	576,952
Alphabet, Inc.* - Class C (Interactive Media & Services)	348	564,111
AT&T, Inc. (Diversified Telecommunication Services)	7,237	195,544
CenturyLink, Inc. (Diversified Telecommunication Services)	4,674	40,290
Charter Communications, Inc.* - Class A (Media)	351	211,942
Comcast Corp. - Class A (Media)	4,697	198,401
Discovery, Inc.* (Media)	757	15,322
Discovery, Inc.* - Class C (Media)	1,464	26,820
Dish Network Corp.* - Class A (Media)	1,168	29,772
Electronic Arts, Inc.* (Entertainment)	1,367	163,808
Facebook, Inc.* - Class A (Interactive Media & Services)	4,022	1,058,229
Fox Corp. - Class A (Media)	1,624	43,068
Fox Corp. - Class B (Media)	743	19,422
Live Nation Entertainment, Inc.* (Entertainment)	673	32,842
Netflix, Inc.* (Entertainment)	435	206,946
News Corp. - Class A (Media)	1,843	24,199
News Corp. - Class B (Media)	577	7,513
Omnicom Group, Inc. (Media)	1,017	48,002
Take-Two Interactive Software, Inc.* (Entertainment)	540	83,657
The Interpublic Group of Cos., Inc. (Media)	1,847	33,412
The Walt Disney Co. (Entertainment)	1,595	193,394
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,881	206,101
Twitter, Inc.* (Interactive Media & Services)	3,737	154,562
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,509	199,978
ViacomCBS, Inc. - Class B (Media)	2,664	76,110
TOTAL COMMON STOCKS
(Cost $3,692,045)		4,614,035

Repurchase Agreements(a)(b) (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,697,004	$1,697,000	$1,697,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,697,000)		1,697,000
TOTAL INVESTMENT SECURITIES
(Cost $5,389,045) - 103.1%		6,311,035
Net other assets (liabilities) - (3.1)%		(190,121)

NET ASSETS - 100.0%		$6,120,914

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $365,000.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	11/23/20	0.60%	$2,186,062	$(112,673)
S&P Communication Services Select Sector Index	UBS AG	11/23/20	0.45%	2,355,243	(120,093)
				$4,541,305	$(232,766)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Diversified Telecommunication Services	$435,812	7.1%
Entertainment	884,285	14.4%
Interactive Media & Services	2,353,854	38.5%
Media	733,983	12.0%
Wireless Telecommunication Services	206,101	3.4%
Other **	1,506,879	24.6%
Total	$6,120,914	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (77.0%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,469	$111,247
Altria Group, Inc. (Tobacco)	3,536	127,579
Aptiv PLC (Auto Components)	514	49,596
Archer-Daniels-Midland Co. (Food Products)	1,057	48,876
Autoliv, Inc. (Auto Components)	150	11,370
Beyond Meat, Inc.* (Food Products)	94	13,388
BorgWarner, Inc. (Auto Components)	395	13,817
Brown-Forman Corp. - Class B (Beverages)	348	24,259
Brunswick Corp. (Leisure Products)	151	9,620
Bunge Ltd. (Food Products)	266	15,090
Campbell Soup Co. (Food Products)	386	18,015
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	83	6,760
Church & Dwight Co., Inc. (Household Products)	470	41,543
Colgate-Palmolive Co. (Household Products)	1,631	128,670
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	58	4,326
Conagra Brands, Inc. (Food Products)	930	32,634
Constellation Brands, Inc. - Class A (Beverages)	320	52,874
Coty, Inc. - Class A (Personal Products)	542	1,572
D.R. Horton, Inc. (Household Durables)	629	42,024
Darling Ingredients, Inc.* (Food Products)	309	13,287
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	54	13,682
Electronic Arts, Inc.* (Entertainment)	549	65,787
Energizer Holdings, Inc. (Household Products)	111	4,368
Flowers Foods, Inc. (Food Products)	376	8,866
Ford Motor Co. (Automobiles)	7,437	57,488
General Mills, Inc. (Food Products)	1,163	68,757
General Motors Co. (Automobiles)	2,396	82,734
Gentex Corp. (Auto Components)	468	12,950
Genuine Parts Co. (Distributors)	275	24,868
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	663	10,654
Harley-Davidson, Inc. (Automobiles)	292	9,601
Hasbro, Inc. (Leisure Products)	243	20,101
Helen of Troy Ltd.* (Household Durables)	49	9,290
Herbalife Nutrition Ltd.* (Personal Products)	186	8,396
Hormel Foods Corp. (Food Products)	534	26,000
Ingredion, Inc. (Food Products)	128	9,074
Jefferies Financial Group, Inc. (Diversified Financial Services)	412	8,038
Kellogg Co. (Food Products)	483	30,376
Keurig Dr Pepper, Inc. (Beverages)	884	23,780
Kimberly-Clark Corp. (Household Products)	649	86,051
Lamb Weston Holding, Inc. (Food Products)	276	17,512
Lancaster Colony Corp. (Food Products)	37	6,147
Lear Corp. (Auto Components)	103	12,443
Leggett & Platt, Inc. (Household Durables)	252	10,516
Lennar Corp. - Class A (Household Durables)	522	36,661
Lennar Corp. - Class B (Household Durables)	29	1,650
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	124	1,957
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	226	72,160
Mattel, Inc.* (Leisure Products)	661	9,102
McCormick & Co., Inc. (Food Products)	235	42,420
Mohawk Industries, Inc.* (Household Durables)	113	11,660
Molson Coors Beverage Co. - Class B (Beverages)	358	12,623
Mondelez International, Inc. - Class A (Food Products)	2,718	144,380
Monster Beverage Corp.* (Beverages)	702	53,752
National Beverage Corp.*(a) (Beverages)	22	1,722
Newell Brands, Inc. (Household Durables)	720	12,715
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,369	284,470
NVR, Inc.* (Household Durables)	6	23,719
Peloton Interactive, Inc.* - Class A (Leisure Products)	392	43,202
PepsiCo, Inc. (Beverages)	2,634	351,086
Performance Food Group Co.* (Food & Staples Retailing)	253	8,503
Philip Morris International, Inc. (Tobacco)	2,963	210,432
Pilgrim's Pride Corp.* (Food Products)	94	1,574
Polaris, Inc. (Leisure Products)	110	9,995
Pool Corp. (Distributors)	76	26,587
Post Holdings, Inc.* (Food Products)	120	10,308
PulteGroup, Inc. (Household Durables)	511	20,828
PVH Corp. (Textiles, Apparel & Luxury Goods)	135	7,869
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	91	6,083
Reynolds Consumer Products, Inc. (Household Products)	104	2,937
Seaboard Corp. (Food Products)	1	3,445
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	259	8,213
Stanley Black & Decker, Inc. (Machinery)	304	50,525
Take-Two Interactive Software, Inc.* (Entertainment)	218	33,773
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	526	11,693
Tempur Sealy International, Inc.* (Household Durables)	91	8,099
Tesla, Inc.* (Automobiles)	1,418	550,241
The Boston Beer Co., Inc.* - Class A (Beverages)	17	17,666
The Clorox Co. (Household Products)	240	49,740
The Coca-Cola Co. (Beverages)	7,356	353,529
The Estee Lauder Co., Inc. (Personal Products)	429	94,234
The Hain Celestial Group, Inc.* (Food Products)	160	4,920
The Hershey Co. (Food Products)	280	38,489
The JM Smucker Co. - Class A (Food Products)	217	24,347
The Kraft Heinz Co. (Food Products)	1,233	37,717
The Procter & Gamble Co. (Household Products)	4,736	649,305
Thor Industries, Inc. (Automobiles)	105	8,881
Toll Brothers, Inc. (Household Durables)	219	9,259
TreeHouse Foods, Inc.* (Food Products)	108	4,195

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Tyson Foods, Inc. - Class A (Food Products)	560	$32,049
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	360	4,982
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	371	4,537
US Foods Holding Corp.* (Food & Staples Retailing)	421	8,799
VF Corp. (Textiles, Apparel & Luxury Goods)	608	40,858
Whirlpool Corp. (Household Durables)	118	21,825
Zynga, Inc.* (Entertainment)	1,904	17,117
TOTAL COMMON STOCKS
(Cost $2,549,133)		4,890,859

Repurchase Agreements(b)(c) (30.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,926,004	$1,926,000	$1,926,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,926,000)		1,926,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	1,135	$1,135
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	4	4
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	16	16
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,155)		1,155
TOTAL INVESTMENT SECURITIES
(Cost $4,476,288) - 107.3%		6,818,014
Net other assets (liabilities) - (7.3)%		(465,528)

NET ASSETS - 100.0%		$6,352,484

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $1,096.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $1,350,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/23/20	0.60%	$1,752,957	$(132,449)
Dow Jones U.S. Consumer Goods Index	UBS AG	11/23/20	0.45%	2,912,448	(247,511)
				$4,665,405	$(379,960)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Auto Components	$100,176	1.6%
Automobiles	708,945	11.2%
Beverages	891,291	14.0%
Distributors	51,455	0.8%
Diversified Financial Services	8,038	0.1%
Entertainment	227,924	3.6%
Food & Staples Retailing	17,302	0.3%
Food Products	651,866	10.3%
Household Durables	208,246	3.3%
Household Products	962,614	15.2%
Leisure Products	92,020	1.4%
Machinery	50,525	0.8%
Personal Products	104,202	1.6%
Textiles, Apparel & Luxury Goods	478,244	7.5%
Tobacco	338,011	5.3%
Other **	1,461,625	23.0%
Total	$6,352,484	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (76.6%)

	Shares	Value
Aaron's Holdings Co., Inc. (Specialty Retail)	1,062	$55,500
Advance Auto Parts, Inc. (Specialty Retail)	1,089	160,388
Alaska Air Group, Inc. (Airlines)	1,957	74,151
Altice USA, Inc.* (Media)	5,221	140,706
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6,720	20,402,928
AMERCO (Road & Rail)	141	48,950
American Airlines Group, Inc.(a) (Airlines)	8,032	90,601
AmerisourceBergen Corp. (Health Care Providers & Services)	2,319	222,787
Aramark (Hotels, Restaurants & Leisure)	3,998	110,905
AutoNation, Inc.* (Specialty Retail)	927	52,589
AutoZone, Inc.* (Specialty Retail)	367	414,336
Best Buy Co., Inc. (Specialty Retail)	3,636	405,596
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,186	83,702
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	645	1,046,513
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,273	40,380
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	956	151,096
Burlington Stores, Inc.* (Specialty Retail)	1,038	200,936
Cable One, Inc. (Media)	85	147,208
Cardinal Health, Inc. (Health Care Providers & Services)	4,618	211,458
CarMax, Inc.* (Specialty Retail)	2,576	222,669
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	8,183	112,189
Carvana Co.* (Specialty Retail)	873	161,811
Casey's General Stores, Inc. (Food & Staples Retailing)	582	98,108
Charter Communications, Inc.* - Class A (Media)	2,359	1,424,411
Chegg, Inc.* (Diversified Consumer Services)	1,963	144,163
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	440	528,651
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	455	39,744
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	559	83,375
Comcast Corp. - Class A (Media)	71,957	3,039,465
Copart, Inc.* (Commercial Services & Supplies)	3,259	359,664
Costco Wholesale Corp. (Food & Staples Retailing)	6,969	2,492,254
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	374	42,569
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	2,052	188,620
Delta Air Lines, Inc. (Airlines)	10,073	308,637
Dick's Sporting Goods, Inc. (Specialty Retail)	1,031	58,406
Discovery, Inc.* (Media)	2,535	51,308
Discovery, Inc.* - Class C (Media)	4,893	89,640
Dish Network Corp.* - Class A (Media)	3,898	99,360
Dollar General Corp. (Multiline Retail)	3,933	820,856
Dollar Tree, Inc.* (Multiline Retail)	3,746	338,339
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	619	234,180
DraftKings, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,775	169,035
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,302	129,822
Expedia Group, Inc. (Internet & Direct Marketing Retail)	2,141	201,575
Five Below, Inc.* (Specialty Retail)	881	117,473
Floor & Decor Holdings, Inc.* (Specialty Retail)	1,639	119,647
Foot Locker, Inc. (Specialty Retail)	1,649	60,815
Fox Corp. - Class A (Media)	5,433	144,083
Fox Corp. - Class B (Media)	2,475	64,697
frontdoor, Inc.* - Class A (Diversified Consumer Services)	1,352	53,566
Grand Canyon Education, Inc.* (Diversified Consumer Services)	746	58,464
H&R Block, Inc. (Diversified Consumer Services)	3,051	52,660
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	4,377	384,344
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	564	31,099
IAA, Inc.* (Commercial Services & Supplies)	2,116	119,744
IHS Markit Ltd. (Professional Services)	5,890	476,324
JetBlue Airways Corp.* (Airlines)	4,304	51,519
Kohl's Corp. (Multiline Retail)	2,494	53,097
L Brands, Inc. (Specialty Retail)	3,689	118,085
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	5,188	249,335
Liberty Broadband Corp.* - Class A (Media)	367	51,582
Liberty Broadband Corp.* - Class C (Media)	2,418	342,655
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	412	13,720
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	3,215	116,158
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	1,317	45,529
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	2,754	95,288
Lithia Motors, Inc. - Class A (Specialty Retail)	357	81,956
Live Nation Entertainment, Inc.* (Entertainment)	2,248	109,702
LiveRamp Holdings, Inc.* (IT Services)	1,043	68,932
LKQ Corp.* (Distributors)	4,426	141,588
Lowe's Cos., Inc. (Specialty Retail)	11,927	1,885,658
Lyft, Inc.* (Road & Rail)	3,836	87,576
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	4,197	389,831
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	647	62,500
McDonald's Corp. (Hotels, Restaurants & Leisure)	11,745	2,501,684
MGM Resorts International (Hotels, Restaurants & Leisure)	6,468	133,047
Murphy USA, Inc.* (Specialty Retail)	428	52,340
National Vision Holdings, Inc.* (Specialty Retail)	1,275	51,421
Netflix, Inc.* (Entertainment)	6,963	3,312,578
News Corp. - Class A (Media)	6,147	80,710
News Corp. - Class B (Media)	1,930	25,129
Nexstar Media Group, Inc. - Class A (Media)	716	58,998
Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	4,360	72,507

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	900	$78,381
Omnicom Group, Inc. (Media)	3,395	160,244
O'Reilly Automotive, Inc.* (Specialty Retail)	1,171	511,259
Penske Automotive Group, Inc. (Specialty Retail)	509	26,040
Pinterest, Inc.* - Class A (Interactive Media & Services)	7,305	430,630
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	1,265	74,977
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	6,121	41,439
RH* (Specialty Retail)	243	81,461
Roku, Inc.* (Household Durables)	1,671	338,210
Rollins, Inc. (Commercial Services & Supplies)	2,331	134,848
Ross Stores, Inc. (Specialty Retail)	5,618	478,485
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	2,816	158,879
Service Corp. International (Diversified Consumer Services)	2,786	129,020
Sirius XM Holdings, Inc. (Media)	19,193	109,976
Southwest Airlines Co. (Airlines)	9,315	368,222
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,867	35,566
Starbucks Corp. (Hotels, Restaurants & Leisure)	18,453	1,604,673
Sysco Corp. (Food & Staples Retailing)	8,030	444,139
Target Corp. (Multiline Retail)	7,903	1,202,995
TEGNA, Inc. (Media)	3,463	41,660
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	2,087	98,277
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,031	72,201
The Gap, Inc. (Specialty Retail)	3,250	63,213
The Home Depot, Inc. (Specialty Retail)	16,990	4,531,402
The Interpublic Group of Cos., Inc. (Media)	6,161	111,452
The Kroger Co. (Food & Staples Retailing)	12,281	395,571
The Madison Square Garden Co.* - Class A (Entertainment)	272	38,526
The New York Times Co. - Class A (Media)	2,282	90,504
The TJX Cos., Inc. (Specialty Retail)	18,930	961,644
The Walt Disney Co. (Entertainment)	28,522	3,458,292
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,832	61,879
Tiffany & Co. (Specialty Retail)	1,705	223,082
Tractor Supply Co. (Specialty Retail)	1,833	244,174
TripAdvisor, Inc. (Interactive Media & Services)	1,521	29,066
Uber Technologies, Inc.* (Road & Rail)	21,860	730,342
Ulta Beauty, Inc.* (Specialty Retail)	889	183,819
United Airlines Holdings , Inc.* (Airlines)	4,598	155,688
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	633	146,881
ViacomCBS, Inc. - Class A (Media)	168	5,016
ViacomCBS, Inc. - Class B (Media)	8,905	254,416
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	11,358	386,626
Walmart, Inc. (Food & Staples Retailing)	21,916	3,040,845
Warner Music Group Corp. - Class A (Entertainment)	1,402	37,195
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	1,081	268,120
Williams-Sonoma, Inc. (Specialty Retail)	1,227	111,915
World Wrestling Entertainment, Inc. - Class A (Entertainment)	740	26,906
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,473	68,509
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	1,534	111,108
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,757	443,971
TOTAL COMMON STOCKS
(Cost $49,963,816)		70,237,366

Repurchase Agreements(b)(c) (28.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $25,903,057	$25,903,000	$25,903,000
TOTAL REPURCHASE AGREEMENTS
(Cost $25,903,000)		25,903,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	82,568	$82,568
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	267	267
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	1,160	1,160
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $83,995)		83,995
TOTAL INVESTMENT SECURITIES
(Cost $75,950,811) - 104.9%		96,224,361
Net other assets (liabilities) - (4.9)%		(4,516,171)

NET ASSETS - 100.0%		$91,708,190

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $81,419.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $16,041,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/23/20	0.60%	$32,803,299	$(2,105,233)
Dow Jones U.S. Consumer Services Index	UBS AG	11/23/20	0.45%	34,757,683	(2,031,456)
				$67,560,982	$(4,136,689)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Airlines	$1,048,818	1.1%
Commercial Services & Supplies	614,256	0.7%
Distributors	141,588	0.2%
Diversified Consumer Services	687,246	0.7%
Entertainment	7,113,078	7.8%
Food & Staples Retailing	6,976,811	7.6%
Health Care Providers & Services	434,245	0.5%
Hotels, Restaurants & Leisure	8,246,895	9.0%
Household Durables	338,210	0.4%
Interactive Media & Services	459,696	0.5%
Internet & Direct Marketing Retail	21,960,575	23.9%
IT Services	68,932	0.1%
Media	6,674,036	7.3%
Multiline Retail	2,493,668	2.7%
Professional Services	476,324	0.5%
Road & Rail	866,868	0.9%
Specialty Retail	11,636,120	12.7%
Other **	21,470,824	23.4%
Total	$91,708,190	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (99.3%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	1,572	$7,640
Anheuser-Busch InBev N.V.ADR(a) (Beverages)	1,087	56,426
ArcelorMittal SA*NYS - Class A (Metals & Mining)	2,057	27,975
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	194	70,074
AstraZeneca PLCADR (Pharmaceuticals)	1,164	58,385
Banco Santander S.A.*ADR(a) (Banks)	13,293	26,719
Barclays PLCADR (Banks)	4,774	26,400
BP PLCADR (Oil, Gas & Consumable Fuels)	2,018	31,239
British American Tobacco PLCADR (Tobacco)	1,533	48,872
Diageo PLCADR (Beverages)	388	50,510
Equinor ASAADR (Oil, Gas & Consumable Fuels)	2,775	35,603
Galapagos NV*ADR (Biotechnology)	175	20,384
GlaxoSmithKline PLCADR (Pharmaceuticals)	1,455	48,626
Grifols SAADR (Biotechnology)	1,669	28,340
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	291	26,193
HSBC Holdings PLCADR (Banks)	2,232	46,828
ING Groep N.V.*ADR (Banks)	3,939	26,864
National Grid PLCADR (Multi-Utilities)	737	43,815
Nokia Corp.*ADR(a) (Communications Equipment)	10,634	35,837
NOVO Nordisk A/SADR (Pharmaceuticals)	1,106	70,662
Rio Tinto PLCADR (Metals & Mining)	1,067	60,574
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	1,921	49,082
Ryanair Holdings PLC*ADR (Airlines)	427	34,416
SanofiADR (Pharmaceuticals)	1,261	57,123
SAP SEADR (Software)	659	70,401
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	4,696	52,642
Tenaris S.A.ADR (Energy Equipment & Services)	1,591	15,210
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	1,475	44,737
Unilever N.V.NYS (Personal Products)	1,455	82,295
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,523	34,086
TOTAL COMMON STOCKS
(Cost $906,011)		1,287,958

Collateral for Securities Loaned(b) (9.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(c)	114,407	$114,407
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(c)	369	369
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(c)	1,607	1,607
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $116,383)		116,383
TOTAL INVESTMENT SECURITIES
(Cost $1,022,394) - 108.3%		1,404,341
Net other assets (liabilities) - (8.3)%		(107,685)

NET ASSETS - 100.0%		$1,296,656

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $107,474.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
NYS	New York Shares
ADR	American Depositary Receipt

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Europe 30 ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Airlines	$34,416	2.7%
Banks	126,810	9.8%
Beverages	106,936	8.3%
Biotechnology	56,363	4.4%
Communications Equipment	88,479	6.8%
Energy Equipment & Services	15,210	1.2%
Metals & Mining	88,549	6.8%
Multi-Utilities	43,815	3.4%
Oil, Gas & Consumable Fuels	160,660	12.4%
Personal Products	82,295	6.3%
Pharmaceuticals	260,991	20.1%
Semiconductors & Semiconductor Equipment	70,075	5.4%
Software	70,401	5.4%
Tobacco	48,872	3.8%
Wireless Telecommunication Services	34,086	2.6%
Other **	8,698	0.6%
Total	$1,296,656	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2020:

	Value	% of Net Assets
Belgium	$76,810	5.9%
Denmark	70,662	5.5%
Finland	35,837	2.8%
France	101,860	7.9%
Germany	70,401	5.4%
Ireland	42,056	3.2%
Luxembourg	43,185	3.3%
Netherlands	146,020	11.3%
Norway	35,603	2.8%
Spain	55,059	4.3%
Sweden	52,642	4.1%
United Kingdom	557,823	43.0%
Other **	8,698	0.7%
Total	$1,296,656	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (98.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,023,002	$1,023,000	$1,023,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,023,000)		1,023,000
TOTAL INVESTMENT SECURITIES
(Cost $1,023,000) - 98.9%		1,023,000
Net other assets (liabilities) - 1.1%		11,883

NET ASSETS - 100.0%		$1,034,883

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $188,000.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

As of October 31, 2020, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	28,552	U.S. dollar	$36,782	11/6/20	$36,985	$203
Canadian dollar	40,150	U.S. dollar	30,246	11/6/20	30,141	(105)
Euro	117,002	U.S. dollar	137,730	11/6/20	136,266	(1,464)
Japanese yen	1,968,672	U.S. dollar	18,578	11/6/20	18,808	230
Swedish krona	23,470	U.S. dollar	2,639	11/6/20	2,639	–
Swiss franc	4,631	U.S. dollar	5,055	11/6/20	5,053	(2)
Total Long Contracts			$231,030		$229,892	$(1,138)

As of October 31, 2020, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$35,042	British pound	26,885	11/6/20	$34,826	$216
U.S. dollar	27,358	Canadian dollar	36,077	11/6/20	27,083	275
U.S. dollar	171,961	Euro	145,646	11/6/20	169,627	2,334
U.S. dollar	41,345	Japanese yen	4,328,633	11/6/20	41,354	(9)
U.S. dollar	12,830	Swedish krona	112,042	11/6/20	12,597	233
U.S. dollar	10,786	Swiss franc	9,792	11/6/20	10,683	103
Total Short Contracts	$299,322				$296,170	$3,152

Long:
British pound	94,724	U.S. dollar	122,798	11/6/20	122,700	(98)
Canadian dollar	122,675	U.S. dollar	92,723	11/6/20	92,094	(629)
Euro	544,169	U.S. dollar	642,037	11/6/20	633,768	(8,269)
Japanese yen	17,384,675	U.S. dollar	164,689	11/6/20	166,086	1,397
Swedish krona	475,402	U.S. dollar	53,717	11/6/20	53,452	(265)
Swiss franc	39,694	U.S. dollar	43,475	11/6/20	43,308	(167)
Total Long Contracts			$1,119,439		$1,111,408	$(8,031)

			Total unrealized appreciation			$4,991
			Total unrealized (depreciation)			(11,008)
			Total net unrealized appreciation/(depreciation)			$(6,017)

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (73.3%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	26	$1,960
Aflac, Inc. (Insurance)	390	13,241
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	329	4,596
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	69	10,455
Alleghany Corp. (Insurance)	8	4,375
Ally Financial, Inc. (Consumer Finance)	220	5,870
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	81	3,034
American Express Co. (Consumer Finance)	383	34,945
American Financial Group, Inc. (Insurance)	42	3,147
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	158	4,467
American International Group, Inc. (Insurance)	506	15,934
American Tower Corp. (Equity Real Estate Investment Trusts)	261	59,938
Americold Realty Trust (Equity Real Estate Investment Trusts)	121	4,384
Ameriprise Financial, Inc. (Capital Markets)	71	11,419
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	825	5,850
Aon PLC (Insurance)	136	25,025
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	88	2,807
Apollo Global Management, Inc. (Capital Markets)	122	4,497
Arch Capital Group Ltd.* (Insurance)	239	7,220
Ares Management Corp. - Class A (Capital Markets)	56	2,369
Arthur J. Gallagher & Co. (Insurance)	113	11,719
Assurant, Inc. (Insurance)	36	4,477
Athene Holding Ltd.* (Insurance)	76	2,438
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	81	11,270
Axis Capital Holdings Ltd. (Insurance)	48	2,049
Bank of America Corp. (Banks)	4,471	105,962
Bank OZK (Banks)	72	1,784
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,162	234,608
BlackRock, Inc. - Class A (Capital Markets)	82	49,134
Blackstone Group, Inc. - Class A (Capital Markets)	393	19,815
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	89	1,931
BOK Financial Corp. (Banks)	18	1,057
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	82	5,938
Brighthouse Financial, Inc.* (Insurance)	55	1,821
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	179	1,962
Brown & Brown, Inc. (Insurance)	138	6,004
Camden Property Trust (Equity Real Estate Investment Trusts)	57	5,258
Capital One Financial Corp. (Consumer Finance)	268	19,585
CBOE Global Markets, Inc. (Capital Markets)	64	5,203
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	197	9,928
Chubb Ltd. (Insurance)	266	34,557
Cincinnati Financial Corp. (Insurance)	88	6,225
Citigroup, Inc. (Banks)	1,222	50,615
Citizens Financial Group, Inc. (Banks)	252	6,867
CME Group, Inc. (Capital Markets)	210	31,651
CNA Financial Corp. (Insurance)	17	506
Comerica, Inc. (Banks)	81	3,686
Commerce Bancshares, Inc. (Banks)	59	3,673
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	24	2,865
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	68	1,525
CoStar Group, Inc.* (Professional Services)	23	18,943
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	89	2,268
Credit Acceptance Corp.* (Consumer Finance)	7	2,087
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	246	38,424
CubeSmart (Equity Real Estate Investment Trusts)	114	3,868
Cullen/Frost Bankers, Inc. (Banks)	32	2,249
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	69	4,902
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	157	22,655
Discover Financial Services (Consumer Finance)	179	11,637
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	98	2,313
Duke Realty Corp. (Equity Real Estate Investment Trusts)	217	8,244
East West Bancorp, Inc. (Banks)	84	3,064
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	23	3,061
Eaton Vance Corp. (Capital Markets)	66	3,946
Enstar Group Ltd.* (Insurance)	7	1,203
Equinix, Inc. (Equity Real Estate Investment Trusts)	52	38,023
Equitable Holdings, Inc. (Diversified Financial Services)	239	5,136
Equity Commonwealth (Equity Real Estate Investment Trusts)	73	1,929
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	100	5,919
Equity Residential (Equity Real Estate Investment Trusts)	202	9,490
Erie Indemnity Co. - Class A (Insurance)	15	3,493
Essent Group Ltd. (Thrifts & Mortgage Finance)	66	2,630
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	38	7,774
Everest Re Group Ltd. (Insurance)	23	4,533
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	76	8,812
F.N.B. Corp. (Banks)	193	1,459
FactSet Research Systems, Inc. (Capital Markets)	21	6,437
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	41	2,820
Federated Hermes, Inc. - Class B (Capital Markets)	58	1,386
Fifth Third Bancorp (Banks)	419	9,729

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
First American Financial Corp. (Insurance)	66	$2,943
First Citizens BancShares, Inc. - Class A (Banks)	4	1,851
First Financial Bankshares, Inc. (Banks)	85	2,534
First Horizon National Corp. (Banks)	329	3,422
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	75	2,986
First Republic Bank (Banks)	100	12,614
FirstCash, Inc. (Consumer Finance)	24	1,249
FNF Group (Insurance)	173	5,413
Franklin Resources, Inc. (Capital Markets)	158	2,963
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	123	4,471
Glacier Bancorp, Inc. (Banks)	56	2,005
Globe Life, Inc. (Insurance)	57	4,622
Green Dot Corp.* - Class A (Consumer Finance)	31	1,653
Hartford Financial Services Group, Inc. (Insurance)	210	8,089
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	80	2,224
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	129	3,135
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	316	8,523
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	61	1,816
Home BancShares, Inc. (Banks)	92	1,527
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	416	4,360
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	93	1,791
Huntington Bancshares, Inc. (Banks)	600	6,264
Interactive Brokers Group, Inc. - Class A (Capital Markets)	47	2,236
Intercontinental Exchange, Inc. (Capital Markets)	329	31,058
Invesco Ltd. (Capital Markets)	223	2,924
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	331	9,023
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	170	4,430
Janus Henderson Group PLC (Capital Markets)	90	2,187
JBG Smith Properties (Equity Real Estate Investment Trusts)	68	1,588
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	31	3,499
JPMorgan Chase & Co. (Banks)	1,787	175,196
Kemper Corp. (Insurance)	37	2,281
KeyCorp (Banks)	574	7,451
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	61	2,872
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	256	2,627
KKR & Co., Inc. (Capital Markets)	328	11,201
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	51	3,160
Lazard Ltd. - Class A (Capital Markets)	67	2,256
LendingTree, Inc.* (Thrifts & Mortgage Finance)	4	1,294
Lexington Realty Trust (Equity Real Estate Investment Trusts)	165	1,638
Life Storage, Inc. (Equity Real Estate Investment Trusts)	27	3,082
Lincoln National Corp. (Insurance)	107	3,756
Loews Corp. (Insurance)	141	4,890
LPL Financial Holdings, Inc. (Capital Markets)	47	3,757
M&T Bank Corp. (Banks)	75	7,769
Markel Corp.* (Insurance)	8	7,462
MarketAxess Holdings, Inc. (Capital Markets)	21	11,316
Marsh & McLennan Cos., Inc. (Insurance)	297	30,728
MasterCard, Inc. - Class A (IT Services)	518	149,516
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	312	5,560
Mercury General Corp. (Insurance)	17	692
MetLife, Inc. (Insurance)	452	17,108
MGIC Investment Corp. (Thrifts & Mortgage Finance)	203	2,042
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	66	7,698
Moody's Corp. (Capital Markets)	94	24,713
Morgan Stanley (Capital Markets)	838	40,350
Morningstar, Inc. (Capital Markets)	13	2,475
MSCI, Inc. - Class A (Capital Markets)	49	17,142
Nasdaq, Inc. (Capital Markets)	67	8,106
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	25	1,401
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	103	3,297
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	246	1,845
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	276	2,294
Northern Trust Corp. (Capital Markets)	122	9,549
Old Republic International Corp. (Insurance)	168	2,735
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	135	3,889
Onemain Holdings, Inc. (Consumer Finance)	45	1,570
People's United Financial, Inc. (Banks)	252	2,689
Physicians Realty Trust (Equity Real Estate Investment Trusts)	125	2,108
Pinnacle Financial Partners, Inc. (Banks)	45	2,061
Popular, Inc. (Banks)	50	2,110
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	40	1,662
Primerica, Inc. (Insurance)	23	2,536
Principal Financial Group, Inc. (Insurance)	150	5,883
Prologis, Inc. (Equity Real Estate Investment Trusts)	435	43,151
Prosperity Bancshares, Inc. (Banks)	55	3,031
Prudential Financial, Inc. (Insurance)	231	14,789
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	12	1,368
Public Storage (Equity Real Estate Investment Trusts)	89	20,387
Radian Group, Inc. (Thrifts & Mortgage Finance)	113	2,028
Raymond James Financial, Inc. (Capital Markets)	72	5,504
Rayonier, Inc. (Equity Real Estate Investment Trusts)	82	2,081

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Realty Income Corp. (Equity Real Estate Investment Trusts)	203	$11,746
Regency Centers Corp. (Equity Real Estate Investment Trusts)	93	3,310
Regions Financial Corp. (Banks)	566	7,528
Reinsurance Group of America, Inc. (Insurance)	39	3,940
RenaissanceRe Holdings Ltd. (Insurance)	31	5,013
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	73	3,392
RLI Corp. (Insurance)	23	1,994
Rocket Cos., Inc.*(a) - Class A (Thrifts & Mortgage Finance)	61	1,112
S&P Global, Inc. (Capital Markets)	141	45,504
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	123	1,619
Santander Consumer USA Holdings, Inc. (Consumer Finance)	45	915
SBA Communications Corp. (Equity Real Estate Investment Trusts)	65	18,874
SEI Investments Co. (Capital Markets)	72	3,539
Selective Insurance Group, Inc. (Insurance)	36	1,874
Signature Bank (Banks)	31	2,503
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	179	11,243
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	43	1,841
SLM Corp. (Consumer Finance)	222	2,040
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	60	1,803
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	169	2,361
State Street Corp. (Capital Markets)	207	12,192
Stifel Financial Corp. (Capital Markets)	39	2,280
STORE Capital Corp. (Equity Real Estate Investment Trusts)	134	3,444
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	57	7,845
SVB Financial Group* (Banks)	31	9,012
Synchrony Financial (Consumer Finance)	320	8,006
Synovus Financial Corp. (Banks)	89	2,314
T. Rowe Price Group, Inc. (Capital Markets)	133	16,846
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	37	1,237
TCF Financial Corp. (Banks)	90	2,449
TFS Financial Corp. (Thrifts & Mortgage Finance)	32	503
The Allstate Corp. (Insurance)	183	16,241
The Bank of New York Mellon Corp. (Capital Markets)	479	16,458
The Carlyle Group, Inc. (Capital Markets)	70	1,744
The Charles Schwab Corp. (Capital Markets)	869	35,725
The Goldman Sachs Group, Inc. (Capital Markets)	203	38,375
The Hanover Insurance Group, Inc. (Insurance)	21	2,009
The Howard Hughes Corp.* (Real Estate Management & Development)	26	1,617
The PNC Financial Services Group, Inc. (Banks)	249	27,858
The Progressive Corp. (Insurance)	342	31,431
The Travelers Cos., Inc. (Insurance)	148	17,865
Tradeweb Markets, Inc. - Class A (Capital Markets)	53	2,887
Truist Financial Corp. (Banks)	791	33,317
U.S. Bancorp (Banks)	804	31,316
UDR, Inc. (Equity Real Estate Investment Trusts)	174	5,436
UMB Financial Corp. (Banks)	24	1,461
Umpqua Holdings Corp. (Banks)	130	1,633
United Bankshares, Inc. (Banks)	78	2,046
Unum Group (Insurance)	123	2,172
Valley National Bancorp (Banks)	240	1,834
Ventas, Inc. (Equity Real Estate Investment Trusts)	218	8,604
VEREIT, Inc. (Equity Real Estate Investment Trusts)	635	3,937
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	316	7,252
Virtu Financial, Inc. - Class A (Capital Markets)	51	1,090
Visa, Inc. - Class A (IT Services)	988	179,529
Vornado Realty Trust (Equity Real Estate Investment Trusts)	93	2,858
Voya Financial, Inc. (Diversified Financial Services)	74	3,547
W.R. Berkley Corp. (Insurance)	81	4,870
Webster Financial Corp. (Banks)	53	1,707
Wells Fargo & Co. (Banks)	2,417	51,845
Welltower, Inc. (Equity Real Estate Investment Trusts)	245	13,174
Western Alliance Bancorp (Banks)	59	2,431
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	439	11,980
White Mountains Insurance Group Ltd. (Insurance)	2	1,817
Willis Towers Watson PLC (Insurance)	76	13,868
Wintrust Financial Corp. (Banks)	34	1,674
WP Carey, Inc. (Equity Real Estate Investment Trusts)	101	6,324
Zions Bancorp (Banks)	97	3,130
TOTAL COMMON STOCKS
(Cost $890,073)		2,736,927

Repurchase Agreements(b)(c) (30.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,120,002	$1,120,000	$1,120,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,120,000)		1,120,000

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	940	$940
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	3	3
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	13	13
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $956)		956
TOTAL INVESTMENT SECURITIES
(Cost $2,011,029) - 103.3%		3,857,883
Net other assets (liabilities) - (3.3)%		(122,997)

NET ASSETS - 100.0%		$3,734,886

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $893.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $545,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	11/23/20	0.60%	$961,247	$(58,003)
Dow Jones U.S. Financials Index	UBS AG	11/23/20	0.75%	1,904,198	(121,895)
				$2,865,445	$(179,898)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Banks	$604,726	16.2%
Capital Markets	492,194	13.2%
Consumer Finance	89,557	2.4%
Diversified Financial Services	243,291	6.5%
Equity Real Estate Investment Trusts	550,652	14.8%
Insurance	364,989	9.8%
IT Services	329,045	8.8%
Mortgage Real Estate Investment Trusts	16,583	0.5%
Professional Services	18,943	0.5%
Real Estate Management & Development	15,044	0.4%
Thrifts & Mortgage Finance	11,903	0.3%
Other **	997,959	26.6%
Total	$3,734,886	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (76.1%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	158	$21,630
1Life Healthcare, Inc.* (Health Care Providers & Services)	186	5,247
Abbott Laboratories (Health Care Equipment & Supplies)	4,621	485,712
AbbVie, Inc. (Biotechnology)	4,606	391,971
ABIOMED, Inc.* (Health Care Equipment & Supplies)	118	29,722
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	234	8,342
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	301	13,981
Acceleron Pharma, Inc.* (Biotechnology)	136	14,223
Agilent Technologies, Inc. (Life Sciences Tools & Services)	804	82,080
Agios Pharmaceuticals, Inc.* (Biotechnology)	152	6,091
Alexion Pharmaceuticals, Inc.* (Biotechnology)	573	65,975
Align Technology, Inc.* (Health Care Equipment & Supplies)	186	79,251
Alkermes PLC* (Biotechnology)	346	5,623
Allogene Therapeutics, Inc.* (Biotechnology)	173	5,868
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	302	37,137
Amedisys, Inc.* (Health Care Providers & Services)	85	22,015
Amgen, Inc. (Biotechnology)	1,532	332,352
Anthem, Inc. (Health Care Providers & Services)	657	179,230
Avantor, Inc.* (Life Sciences Tools & Services)	1,161	27,016
Baxter International, Inc. (Health Care Equipment & Supplies)	1,322	102,548
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	758	175,197
Biogen, Inc.* (Biotechnology)	413	104,105
BioMarin Pharmaceutical, Inc.* (Biotechnology)	477	35,503
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	53	31,080
Bio-Techne Corp. (Life Sciences Tools & Services)	98	24,736
Bluebird Bio, Inc.* (Biotechnology)	175	9,049
Blueprint Medicines Corp.* (Biotechnology)	144	14,728
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,734	127,964
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,886	344,037
Bruker Corp. (Life Sciences Tools & Services)	269	11,443
Catalent, Inc.* (Pharmaceuticals)	430	37,741
Centene Corp.* (Health Care Providers & Services)	1,515	89,537
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	130	29,601
Chemed Corp. (Health Care Providers & Services)	40	19,133
Cigna Corp. (Health Care Providers & Services)	959	160,124
Covetrus, Inc.* (Health Care Providers & Services)	257	6,345
CVS Health Corp. (Health Care Providers & Services)	3,416	191,603
Danaher Corp. (Health Care Equipment & Supplies)	1,647	378,052
DaVita, Inc.* (Health Care Providers & Services)	210	18,113
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	570	26,898
DexCom, Inc.* (Health Care Equipment & Supplies)	252	80,534
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,623	116,353
Elanco Animal Health, Inc.* (Pharmaceuticals)	856	26,545
Eli Lilly & Co. (Pharmaceuticals)	2,072	270,313
Emergent BioSolutions, Inc.* (Biotechnology)	118	10,616
Encompass Health Corp. (Health Care Providers & Services)	260	15,941
Exact Sciences Corp.* (Biotechnology)	390	48,294
Exelixis, Inc.* (Biotechnology)	807	16,527
FibroGen, Inc.* (Biotechnology)	220	8,444
Gilead Sciences, Inc. (Biotechnology)	3,275	190,441
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	198	10,320
Guardant Health, Inc.* (Health Care Providers & Services)	221	23,572
Haemonetics Corp.* (Health Care Equipment & Supplies)	132	13,344
HCA Healthcare, Inc. (Health Care Providers & Services)	689	85,395
HealthEquity, Inc.* (Health Care Providers & Services)	201	10,349
Henry Schein, Inc.* (Health Care Providers & Services)	372	23,652
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	174	15,846
Hologic, Inc.* (Health Care Equipment & Supplies)	677	46,591
Horizon Therapeutics PLC* (Pharmaceuticals)	552	41,361
Humana, Inc. (Health Care Providers & Services)	344	137,352
ICU Medical, Inc.* (Health Care Equipment & Supplies)	50	8,890
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	223	94,735
Illumina, Inc.* (Life Sciences Tools & Services)	381	111,520
Incyte Corp.* (Biotechnology)	485	42,020
Insulet Corp.* (Health Care Equipment & Supplies)	171	38,005
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	184	8,114
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	306	204,126
Ionis Pharmaceuticals, Inc.* (Biotechnology)	366	17,184

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	501	$77,149
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	143	20,606
Johnson & Johnson (Pharmaceuticals)	6,872	942,221
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	253	50,542
LHC Group, Inc.* (Health Care Providers & Services)	83	17,974
Masimo Corp.* (Health Care Equipment & Supplies)	132	29,544
McKesson Corp. (Health Care Providers & Services)	422	62,241
Medtronic PLC (Health Care Equipment & Supplies)	3,508	352,800
Merck & Co., Inc. (Pharmaceuticals)	6,602	496,536
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	62	61,870
Moderna, Inc.* (Biotechnology)	784	52,896
Molina Healthcare, Inc.* (Health Care Providers & Services)	156	29,089
Mylan N.V.* (Pharmaceuticals)	1,353	19,673
Nektar Therapeutics* (Pharmaceuticals)	466	7,381
Neogen Corp.* (Health Care Equipment & Supplies)	139	9,694
Neurocrine Biosciences, Inc.* (Biotechnology)	244	24,075
Novavax, Inc.* (Biotechnology)	146	11,784
Novocure Ltd.* (Health Care Equipment & Supplies)	219	26,740
NuVasive, Inc.* (Health Care Equipment & Supplies)	134	5,954
Penumbra, Inc.*(a) (Health Care Equipment & Supplies)	87	22,710
Perrigo Co. PLC (Pharmaceuticals)	358	15,705
Pfizer, Inc. (Pharmaceuticals)	14,509	514,779
PPD, Inc.* (Life Sciences Tools & Services)	184	6,050
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	164	15,980
Premier, Inc. (Health Care Providers & Services)	187	6,121
Quest Diagnostics, Inc. (Health Care Providers & Services)	351	42,871
Quidel Corp.* (Health Care Equipment & Supplies)	98	26,292
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	275	149,479
Repligen Corp.* (Biotechnology)	129	21,488
ResMed, Inc. (Health Care Equipment & Supplies)	379	72,745
Royalty Pharma PLC - Class A (Pharmaceuticals)	211	7,744
Sarepta Therapeutics, Inc.* (Biotechnology)	207	28,133
Seagen, Inc.* (Biotechnology)	320	53,376
STERIS PLC (Health Care Equipment & Supplies)	223	39,513
Stryker Corp. (Health Care Equipment & Supplies)	852	172,113
Syneos Health, Inc.* (Life Sciences Tools & Services)	164	8,705
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	161	17,549
Teladoc Health, Inc.* (Health Care Technology)	310	60,903
Teleflex, Inc. (Health Care Equipment & Supplies)	120	38,188
Tenet Healthcare Corp.* (Health Care Providers & Services)	274	6,724
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	129	41,157
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,032	488,261
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	159	15,980
United Therapeutics Corp.* (Biotechnology)	116	15,571
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,478	756,136
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	204	22,348
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	239	41,299
Vertex Pharmaceuticals, Inc.* (Biotechnology)	679	141,476
Vir Biotechnology, Inc.* (Biotechnology)	170	5,345
Waters Corp.* (Life Sciences Tools & Services)	163	36,320
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	194	52,782
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	540	71,334
Zoetis, Inc. (Pharmaceuticals)	1,239	196,443
TOTAL COMMON STOCKS
(Cost $3,679,100)		10,977,776

Repurchase Agreements(b)(c) (29.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $4,204,009	$4,204,000	$4,204,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,204,000)		4,204,000

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	19,375	$19,375
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	63	63
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	272	272
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,710)		19,710
TOTAL INVESTMENT SECURITIES
(Cost $7,902,810) - 105.3%		15,201,486
Net other assets (liabilities) - (5.3)%		(760,553)

NET ASSETS - 100.0%		$14,440,933

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $19,055.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $2,740,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	11/23/20	0.60%	$4,675,496	$(313,803)
Dow Jones U.S. Health Care Index	UBS AG	11/23/20	0.45%	5,914,978	(350,819)
				$10,590,474	$(664,622)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Biotechnology	$1,889,735	13.1%
Health Care Equipment & Supplies	3,062,616	21.2%
Health Care Providers & Services	1,989,996	13.8%
Health Care Technology	60,903	0.5%
Life Sciences Tools & Services	1,033,441	7.2%
Pharmaceuticals	2,941,085	20.4%
Other **	3,463,157	23.8%
Total	$14,440,933	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (77.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	697	$111,492
A.O. Smith Corp. (Building Products)	164	8,477
Accenture PLC - Class A (IT Services)	769	166,804
Acuity Brands, Inc. (Electrical Equipment)	48	4,279
ADT, Inc. (Commercial Services & Supplies)	124	817
AECOM* (Construction & Engineering)	193	8,654
AGCO Corp. (Machinery)	74	5,700
Air Lease Corp. (Trading Companies & Distributors)	127	3,459
Allegion PLC (Building Products)	111	10,934
Allison Transmission Holdings, Inc. (Machinery)	135	4,880
Amcor PLC (Containers & Packaging)	1,892	19,734
AMETEK, Inc. (Electrical Equipment)	277	27,201
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	360	40,623
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	47	2,869
AptarGroup, Inc. (Containers & Packaging)	77	8,785
Armstrong World Industries, Inc. (Building Products)	57	3,414
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	94	7,322
ASGN, Inc.* (Professional Services)	64	4,268
Automatic Data Processing, Inc. (IT Services)	519	81,981
Avery Dennison Corp. (Containers & Packaging)	101	13,977
Avnet, Inc. (Electronic Equipment, Instruments & Components)	116	2,862
Axon Enterprise, Inc.* (Aerospace & Defense)	76	7,516
Ball Corp. (Containers & Packaging)	396	35,244
Berry Global Group, Inc.* (Containers & Packaging)	160	7,461
Black Knight, Inc.* (IT Services)	190	16,711
Broadridge Financial Solutions, Inc. (IT Services)	139	19,126
BWX Technologies, Inc. (Aerospace & Defense)	115	6,326
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	164	14,503
Carlisle Cos., Inc. (Industrial Conglomerates)	65	8,052
Carrier Global Corp. (Building Products)	982	32,789
Caterpillar, Inc. (Machinery)	654	102,710
Cimpress PLC* (Commercial Services & Supplies)	22	1,615
Cintas Corp. (Commercial Services & Supplies)	105	33,028
Clean Harbors, Inc.* (Commercial Services & Supplies)	64	3,390
Cognex Corp. (Electronic Equipment, Instruments & Components)	210	13,839
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	30	3,754
Colfax Corp.* (Machinery)	120	3,263
CoreLogic, Inc. (IT Services)	96	7,385
Corning, Inc. (Electronic Equipment, Instruments & Components)	919	29,380
Crane Co. (Machinery)	58	2,944
Crown Holdings, Inc.* (Containers & Packaging)	163	13,985
CSX Corp. (Road & Rail)	924	72,941
Cummins, Inc. (Machinery)	179	39,360
Curtiss-Wright Corp. (Aerospace & Defense)	52	4,387
Deere & Co. (Machinery)	378	85,393
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	77	5,781
Donaldson Co., Inc. (Machinery)	153	7,268
Dover Corp. (Machinery)	175	19,374
Eagle Materials, Inc. (Construction Materials)	52	4,433
Eaton Corp. PLC (Electrical Equipment)	485	50,339
EMCOR Group, Inc. (Construction & Engineering)	67	4,569
Emerson Electric Co. (Electrical Equipment)	722	46,779
EnerSys (Electrical Equipment)	52	3,723
Equifax, Inc. (Professional Services)	145	19,807
Euronet Worldwide, Inc.* (IT Services)	64	5,686
Expeditors International of Washington, Inc. (Air Freight & Logistics)	202	17,851
Fastenal Co. (Trading Companies & Distributors)	694	30,003
FedEx Corp. (Air Freight & Logistics)	291	75,506
Fidelity National Information Services, Inc. (IT Services)	748	93,193
Fiserv, Inc.* (IT Services)	674	64,347
FleetCor Technologies, Inc.* (IT Services)	101	22,312
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	157	5,446
Flowserve Corp. (Machinery)	155	4,514
Fortive Corp. (Machinery)	408	25,133
Fortune Brands Home & Security, Inc. (Building Products)	167	13,505
FTI Consulting, Inc.* (Professional Services)	44	4,332
Gates Industrial Corp. PLC* (Machinery)	48	533
Generac Holdings, Inc.* (Electrical Equipment)	76	15,971
General Dynamics Corp. (Aerospace & Defense)	281	36,904
General Electric Co. (Industrial Conglomerates)	10,572	78,444
Genpact Ltd. (IT Services)	212	7,286
Global Payments, Inc. (IT Services)	362	57,102
Graco, Inc. (Machinery)	199	12,318
Graphic Packaging Holding Co. (Containers & Packaging)	333	4,426
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	196	7,813
HEICO Corp. (Aerospace & Defense)	52	5,463
HEICO Corp. - Class A (Aerospace & Defense)	88	8,228
Hexcel Corp. (Aerospace & Defense)	101	3,381
Honeywell International, Inc. (Industrial Conglomerates)	849	140,042
Howmet Aerospace, Inc. (Aerospace & Defense)	470	8,108
Hubbell, Inc. (Electrical Equipment)	65	9,458

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	48	$7,079
IDEX Corp. (Machinery)	93	15,846
Illinois Tool Works, Inc. (Machinery)	347	67,970
Ingersoll Rand, Inc.* (Machinery)	448	15,653
Insperity, Inc. (Professional Services)	44	3,370
International Paper Co. (Containers & Packaging)	475	20,781
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	43	7,996
Itron, Inc.* (Electronic Equipment, Instruments & Components)	48	3,262
ITT, Inc. (Machinery)	104	6,293
J.B. Hunt Transport Services, Inc. (Road & Rail)	101	12,296
Jabil, Inc. (Electronic Equipment, Instruments & Components)	161	5,336
Jack Henry & Associates, Inc. (IT Services)	93	13,787
Jacobs Engineering Group, Inc. (Construction & Engineering)	158	15,010
Johnson Controls International PLC (Building Products)	898	37,904
Kansas City Southern Industries, Inc. (Road & Rail)	112	19,728
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	226	23,701
Kirby Corp.* (Marine)	71	2,733
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	152	5,774
L3Harris Technologies, Inc. (Aerospace & Defense)	261	42,050
Landstar System, Inc. (Road & Rail)	46	5,736
Lennox International, Inc. (Building Products)	42	11,410
Lincoln Electric Holdings, Inc. (Machinery)	72	7,331
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	30	5,938
Lockheed Martin Corp. (Aerospace & Defense)	299	104,688
Louisiana-Pacific Corp. (Paper & Forest Products)	133	3,801
Macquarie Infrastructure Corp. (Transportation Infrastructure)	87	2,245
ManpowerGroup, Inc. (Professional Services)	69	4,683
Martin Marietta Materials, Inc. (Construction Materials)	76	20,243
Masco Corp. (Building Products)	316	16,938
MasTec, Inc.* (Construction & Engineering)	69	3,425
MAXIMUS, Inc. (IT Services)	74	5,001
Mercury Systems, Inc.* (Aerospace & Defense)	69	4,753
MSA Safety, Inc. (Commercial Services & Supplies)	44	5,804
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	56	3,901
National Instruments Corp. (Electronic Equipment, Instruments & Components)	157	4,911
Navistar International Corp.* (Machinery)	60	2,587
Nielsen Holdings PLC (Professional Services)	427	5,769
Nordson Corp. (Machinery)	65	12,573
Norfolk Southern Corp. (Road & Rail)	309	64,618
Northrop Grumman Corp. (Aerospace & Defense)	188	54,486
nVent Electric PLC (Electrical Equipment)	200	3,610
Old Dominion Freight Line, Inc. (Road & Rail)	117	22,273
Oshkosh Corp. (Machinery)	82	5,524
Otis Worldwide Corp. (Machinery)	492	30,150
Owens Corning (Building Products)	131	8,577
PACCAR, Inc. (Machinery)	417	35,603
Packaging Corp. of America (Containers & Packaging)	115	13,166
Parker-Hannifin Corp. (Machinery)	156	32,504
Paychex, Inc. (IT Services)	388	31,913
PayPal Holdings, Inc.* (IT Services)	1,418	263,933
Pentair PLC (Machinery)	199	9,902
PerkinElmer, Inc. (Life Sciences Tools & Services)	135	17,489
Quanta Services, Inc. (Construction & Engineering)	167	10,426
Raytheon Technologies Corp. (Aerospace & Defense)	1,847	100,328
Regal Beloit Corp. (Electrical Equipment)	48	4,735
Republic Services, Inc. - Class A (Commercial Services & Supplies)	253	22,307
Robert Half International, Inc. (Professional Services)	139	7,046
Rockwell Automation, Inc. (Electrical Equipment)	140	33,197
Roper Technologies, Inc. (Industrial Conglomerates)	127	47,160
Sealed Air Corp. (Containers & Packaging)	186	7,364
Sensata Technologies Holding PLC* (Electrical Equipment)	189	8,261
Silgan Holdings, Inc. (Containers & Packaging)	94	3,238
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	55	6,572
Snap-on, Inc. (Machinery)	65	10,239
Sonoco Products Co. (Containers & Packaging)	121	5,916
Square, Inc.* - Class A (IT Services)	448	69,386
Stericycle, Inc.* (Commercial Services & Supplies)	109	6,791
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	399	38,655
Teledyne Technologies, Inc.* (Aerospace & Defense)	44	13,603
Tetra Tech, Inc. (Commercial Services & Supplies)	65	6,559
Textron, Inc. (Aerospace & Defense)	275	9,845
The Boeing Co. (Aerospace & Defense)	642	92,698
The Middleby Corp.* (Machinery)	69	6,868
The Sherwin-Williams Co. (Chemicals)	100	68,798
The Timken Co. (Machinery)	81	4,836
The Toro Co. (Machinery)	131	10,755
The Western Union Co. (IT Services)	495	9,623

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Trane Technologies PLC (Building Products)	290	$38,497
TransDigm Group, Inc. (Aerospace & Defense)	65	31,032
TransUnion (Professional Services)	231	18,401
Trex Co., Inc.* (Building Products)	140	9,736
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	302	14,535
TriNet Group, Inc.* (Professional Services)	48	3,308
Union Pacific Corp. (Road & Rail)	820	145,296
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	854	134,171
United Rentals, Inc.* (Trading Companies & Distributors)	87	15,511
Univar Solutions, Inc.* (Trading Companies & Distributors)	199	3,301
Valmont Industries, Inc. (Construction & Engineering)	26	3,691
Verisk Analytics, Inc. - Class A (Professional Services)	196	34,882
Vontier Corp.* (Electronic Equipment, Instruments & Components)	160	4,598
Vulcan Materials Co. (Construction Materials)	160	23,174
W.W. Grainger, Inc. (Trading Companies & Distributors)	56	19,601
Waste Management, Inc. (Commercial Services & Supplies)	470	50,718
Watsco, Inc. (Trading Companies & Distributors)	40	8,966
WESCO International, Inc.* (Trading Companies & Distributors)	1	41
Westinghouse Air Brake Technologies Corp. (Machinery)	217	12,868
WestRock Co. (Containers & Packaging)	313	11,753
WEX, Inc.* (IT Services)	55	6,960
Woodward, Inc. (Machinery)	69	5,489
XPO Logistics, Inc.* (Air Freight & Logistics)	109	9,810
Xylem, Inc. (Machinery)	218	18,997
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	64	18,153
TOTAL COMMON STOCKS
(Cost $2,499,957)		4,423,761

Repurchase Agreements(a)(b) (25.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,462,003	$1,462,000	$1,462,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,462,000)		1,462,000
TOTAL INVESTMENT SECURITIES
(Cost $3,961,957) - 103.3%		5,885,761
Net other assets (liabilities) - (3.3)%		(186,706)

NET ASSETS - 100.0%		$5,699,055

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $974,000.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	11/23/20	0.60%	$2,350,060	$(175,738)
Dow Jones U.S. Industrials Index	UBS AG	11/23/20	0.45%	1,791,344	(113,312)
				$4,141,404	$(289,050)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$540,876	9.5%
Air Freight & Logistics	251,841	4.4%
Building Products	192,181	3.4%
Chemicals	68,798	1.2%
Commercial Services & Supplies	131,029	2.3%
Construction & Engineering	45,774	0.8%
Construction Materials	47,850	0.8%
Containers & Packaging	165,830	2.9%
Electrical Equipment	207,552	3.6%
Electronic Equipment, Instruments & Components	236,092	4.2%
Industrial Conglomerates	385,191	6.8%
IT Services	942,536	16.5%
Life Sciences Tools & Services	17,489	0.3%
Machinery	625,379	11.0%
Marine	2,733	0.1%
Paper & Forest Products	3,801	0.1%
Professional Services	105,866	1.9%
Road & Rail	348,662	6.1%
Trading Companies & Distributors	102,036	1.8%
Transportation Infrastructure	2,245	NM
Other **	1,275,294	22.3%
Total	$5,699,055	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (74.5%)

	Shares	Value
2U, Inc.* (Software)	30,912	$1,139,107
8x8, Inc.* (Software)	60,771	1,050,123
Akamai Technologies, Inc.* (IT Services)	23,571	2,242,074
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,819	6,171,924
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,733	6,051,230
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,251	12,906,674
Arista Networks, Inc.* (Communications Equipment)	10,020	2,093,178
Box, Inc.* - Class A (Software)	61,974	960,597
Ciena Corp.* (Communications Equipment)	39,454	1,554,093
Cisco Systems, Inc. (Communications Equipment)	155,492	5,582,163
Citrix Systems, Inc. (Software)	18,028	2,042,032
Cloudera, Inc.* (Software)	95,543	928,678
CommScope Holding Co., Inc.* (Communications Equipment)	104,198	927,362
Coupa Software, Inc.* (Software)	9,794	2,621,854
DocuSign, Inc.* (Software)	17,239	3,486,588
Dropbox, Inc.* (Software)	78,570	1,434,688
eBay, Inc. (Internet & Direct Marketing Retail)	65,576	3,123,385
Etsy, Inc.* (Internet & Direct Marketing Retail)	20,155	2,450,646
Expedia Group, Inc. (Internet & Direct Marketing Retail)	22,906	2,156,600
Facebook, Inc.* - Class A (Interactive Media & Services)	37,150	9,774,538
GoDaddy, Inc.* - Class A (IT Services)	28,880	2,042,971
GrubHub, Inc.* (Internet & Direct Marketing Retail)	23,719	1,754,257
Hubspot, Inc.* (Software)	7,637	2,215,265
Juniper Networks, Inc. (Communications Equipment)	77,112	1,520,649
Match Group, Inc.* (Interactive Media & Services)	29,580	3,454,352
Netflix, Inc.* (Entertainment)	13,960	6,641,330
Okta, Inc.* (IT Services)	14,480	3,038,338
PayPal Holdings, Inc.* (IT Services)	36,456	6,785,556
Pinterest, Inc.* - Class A (Interactive Media & Services)	69,852	4,117,775
Salesforce.com, Inc.* (Software)	28,303	6,573,937
Smartsheet, Inc.* (Software)	31,739	1,582,189
Snap, Inc.* (Interactive Media & Services)	117,658	4,634,549
Teladoc Health, Inc.* (Health Care Technology)	17,867	3,510,151
Twitter, Inc.* (Interactive Media & Services)	83,687	3,461,294
Veeva Systems, Inc.* - Class A (Health Care Technology)	13,107	3,539,545
VeriSign, Inc.* (IT Services)	13,602	2,593,901
Vonage Holdings Corp.* (Diversified Telecommunication Services)	107,296	1,135,192
Workday, Inc.* - Class A (Software)	16,870	3,544,724
Zoom Video Communications, Inc.* - Class A (Software)	13,096	6,036,077
TOTAL COMMON STOCKS (Cost $61,926,011)		136,879,586

Repurchase Agreements(a)(b) (28.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $52,681,116	$52,681,000	$52,681,000
TOTAL REPURCHASE AGREEMENTS (Cost $52,681,000)		52,681,000
TOTAL INVESTMENT SECURITIES (Cost $114,607,011) - 103.2%		189,560,586
Net other assets (liabilities) - (3.2)%		(5,927,984)

NET ASSETS - 100.0%		$183,632,602

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $32,261,000.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	11/23/20	0.60%	$69,795,150	$(5,208,697)
Dow Jones Internet Composite Index	UBS AG	11/23/20	0.45%	69,341,779	(4,832,902)
				$139,136,929	$(10,041,599)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Communications Equipment	$11,677,445	6.4%
Diversified Telecommunication Services	1,135,192	0.6%
Entertainment	6,641,330	3.6%
Health Care Technology	7,049,696	3.9%
Interactive Media & Services	37,665,661	20.5%
Internet & Direct Marketing Retail	22,391,562	12.2%
IT Services	16,702,840	9.1%
Software	33,615,860	18.3%
Other **	46,753,016	25.4%
Total	$183,632,602	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (100.2%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	2,910	$305,871
AbbVie, Inc. (Biotechnology)	2,652	225,685
ABIOMED, Inc.* (Health Care Equipment & Supplies)	74	18,639
Accenture PLC - Class A (IT Services)	1,135	246,193
Adobe, Inc.* (Software)	1,358	607,162
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,328	250,565
Agilent Technologies, Inc. (Life Sciences Tools & Services)	498	50,841
Air Products & Chemicals, Inc. (Chemicals)	627	173,202
Akamai Technologies, Inc.* (IT Services)	332	31,580
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	178	26,971
Alexion Pharmaceuticals, Inc.* (Biotechnology)	361	41,566
Align Technology, Inc.* (Health Care Equipment & Supplies)	204	86,920
Allegion PLC (Building Products)	264	26,004
Alphabet, Inc.* - Class A (Interactive Media & Services)	852	1,376,926
Alphabet, Inc.* - Class C (Interactive Media & Services)	833	1,350,301
Altria Group, Inc. (Tobacco)	2,058	74,253
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,207	3,664,632
American Express Co. (Consumer Finance)	1,110	101,277
American Tower Corp. (Equity Real Estate Investment Trusts)	1,257	288,670
American Water Works Co., Inc. (Water Utilities)	257	38,681
Ameriprise Financial, Inc. (Capital Markets)	222	35,704
AMETEK, Inc. (Electrical Equipment)	651	63,928
Amgen, Inc. (Biotechnology)	979	212,384
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	849	95,801
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,048	124,219
ANSYS, Inc.* (Software)	242	73,658
Aon PLC (Insurance)	414	76,180
Apache Corp. (Oil, Gas & Consumable Fuels)	668	5,544
Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,570	4,960,750
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,592	153,524
Arista Networks, Inc.* (Communications Equipment)	157	32,797
Arthur J. Gallagher & Co. (Insurance)	277	28,728
Autodesk, Inc.* (Software)	621	146,270
Automatic Data Processing, Inc. (IT Services)	757	119,576
AutoZone, Inc.* (Specialty Retail)	67	75,642
Avery Dennison Corp. (Containers & Packaging)	170	23,526
Ball Corp. (Containers & Packaging)	658	58,562
Baxter International, Inc. (Health Care Equipment & Supplies)	646	50,110
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	44	25,802
BlackRock, Inc. - Class A (Capital Markets)	206	123,437
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	115	186,587
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	178	12,889
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,394	82,042
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,514	205,393
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,141	398,929
Broadridge Financial Solutions, Inc. (IT Services)	228	31,373
Brown-Forman Corp. - Class B (Beverages)	516	35,970
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	715	12,720
Cadence Design Systems, Inc.* (Software)	791	86,512
Campbell Soup Co. (Food Products)	254	11,854
CarMax, Inc.* (Specialty Retail)	464	40,108
Carrier Global Corp. (Building Products)	1,225	40,903
Catalent, Inc.* (Pharmaceuticals)	481	42,217
Caterpillar, Inc. (Machinery)	905	142,131
CBOE Global Markets, Inc. (Capital Markets)	309	25,119
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	953	48,031
CDW Corp. (Electronic Equipment, Instruments & Components)	405	49,653
Celanese Corp. (Chemicals)	335	38,026
Cerner Corp. (Health Care Technology)	547	38,339
Charter Communications, Inc.* - Class A (Media)	421	254,208
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	78	93,715
Church & Dwight Co., Inc. (Household Products)	379	33,500
Cincinnati Financial Corp. (Insurance)	197	13,936
Cintas Corp. (Commercial Services & Supplies)	246	77,379
Citrix Systems, Inc. (Software)	182	20,615
CME Group, Inc. (Capital Markets)	518	78,073
Colgate-Palmolive Co. (Household Products)	1,094	86,306
Comcast Corp. - Class A (Media)	7,240	305,818
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,044	87,120
Copart, Inc.* (Commercial Services & Supplies)	586	64,671
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,017	32,513
Costco Wholesale Corp. (Food & Staples Retailing)	740	264,639
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	691	107,934
CSX Corp. (Road & Rail)	1,084	85,571
Cummins, Inc. (Machinery)	265	58,271
D.R. Horton, Inc. (Household Durables)	940	62,802
Danaher Corp. (Health Care Equipment & Supplies)	1,146	263,054

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	171	$15,718
Deere & Co. (Machinery)	523	118,151
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	332	15,667
DexCom, Inc.* (Health Care Equipment & Supplies)	273	87,245
Discover Financial Services (Consumer Finance)	539	35,040
Dollar General Corp. (Multiline Retail)	704	146,932
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	111	41,994
Dover Corp. (Machinery)	241	26,681
Dow, Inc. (Chemicals)	2,102	95,620
Duke Realty Corp. (Equity Real Estate Investment Trusts)	624	23,706
eBay, Inc. (Internet & Direct Marketing Retail)	1,888	89,925
Ecolab, Inc. (Chemicals)	359	65,909
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,762	126,318
Electronic Arts, Inc.* (Entertainment)	435	52,126
Eli Lilly & Co. (Pharmaceuticals)	1,240	161,770
Emerson Electric Co. (Electrical Equipment)	916	59,348
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	830	28,419
Equifax, Inc. (Professional Services)	207	28,276
Equinix, Inc. (Equity Real Estate Investment Trusts)	249	182,079
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	92	18,822
Etsy, Inc.* (Internet & Direct Marketing Retail)	350	42,557
Expeditors International of Washington, Inc. (Air Freight & Logistics)	248	21,916
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	213	24,697
Facebook, Inc.* - Class A (Interactive Media & Services)	6,814	1,792,831
Fastenal Co. (Trading Companies & Distributors)	1,141	49,326
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	84	5,778
First Horizon National Corp. (Banks)	1	8
First Republic Bank (Banks)	238	30,021
Fiserv, Inc.* (IT Services)	1,577	150,556
FleetCor Technologies, Inc.* (IT Services)	237	52,356
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	181	6,279
FMC Corp. (Chemicals)	368	37,808
Fortinet, Inc.* (Software)	381	42,051
Fortune Brands Home & Security, Inc. (Building Products)	393	31,782
Freeport-McMoRan, Inc. (Metals & Mining)	2,267	39,310
Garmin, Ltd. (Household Durables)	422	43,896
Gartner, Inc.* (IT Services)	252	30,265
Global Payments, Inc. (IT Services)	416	65,620
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	721	19,445
Hess Corp. (Oil, Gas & Consumable Fuels)	778	28,957
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	786	69,019
Hologic, Inc.* (Health Care Equipment & Supplies)	398	27,390
Honeywell International, Inc. (Industrial Conglomerates)	915	150,929
Howmet Aerospace, Inc. (Aerospace & Defense)	558	9,626
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	70	10,324
IDEX Corp. (Machinery)	122	20,788
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	241	102,382
IHS Markit Ltd. (Professional Services)	772	62,432
Illinois Tool Works, Inc. (Machinery)	497	97,352
Illumina, Inc.* (Life Sciences Tools & Services)	247	72,297
Incyte Corp.* (Biotechnology)	527	45,659
Ingersoll Rand, Inc.* (Machinery)	773	27,009
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,871	304,248
Intercontinental Exchange, Inc. (Capital Markets)	874	82,506
Intuit, Inc. (Software)	743	233,807
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	330	220,136
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	51	9,484
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	373	57,438
J.B. Hunt Transport Services, Inc. (Road & Rail)	139	16,922
Jack Henry & Associates, Inc. (IT Services)	112	16,604
Johnson & Johnson (Pharmaceuticals)	3,135	429,840
JPMorgan Chase & Co. (Banks)	4,147	406,573
Kansas City Southern Industries, Inc. (Road & Rail)	269	47,382
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	531	55,686
Kimberly-Clark Corp. (Household Products)	475	62,980
KLA Corp. (Semiconductors & Semiconductor Equipment)	440	86,759
L3Harris Technologies, Inc. (Aerospace & Defense)	613	98,760
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	413	141,279
Lamb Weston Holding, Inc. (Food Products)	228	14,467
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	532	25,568
Leggett & Platt, Inc. (Household Durables)	252	10,516
Leidos Holdings, Inc. (IT Services)	193	16,019
Linde PLC (Chemicals)	1,057	232,900
Live Nation Entertainment, Inc.* (Entertainment)	271	13,225
LKQ Corp.* (Distributors)	414	13,244
Lockheed Martin Corp. (Aerospace & Defense)	697	244,040
Lowe's Cos., Inc. (Specialty Retail)	1,416	223,869
MarketAxess Holdings, Inc. (Capital Markets)	107	57,657

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	756	$70,190
Marsh & McLennan Cos., Inc. (Insurance)	874	90,424
Martin Marietta Materials, Inc. (Construction Materials)	176	46,878
Masco Corp. (Building Products)	743	39,825
MasterCard, Inc. - Class A (IT Services)	2,503	722,466
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	334	23,263
McCormick & Co., Inc. (Food Products)	178	32,131
McDonald's Corp. (Hotels, Restaurants & Leisure)	927	197,451
Merck & Co., Inc. (Pharmaceuticals)	3,946	296,779
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	43	42,910
MGM Resorts International (Hotels, Restaurants & Leisure)	708	14,564
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	716	75,237
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,151	158,621
Microsoft Corp. (Software)	21,448	4,342,576
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	145	16,911
Monster Beverage Corp.* (Beverages)	702	53,752
Moody's Corp. (Capital Markets)	456	119,882
Motorola Solutions, Inc. (Communications Equipment)	482	76,185
MSCI, Inc. - Class A (Capital Markets)	235	82,212
Nasdaq, Inc. (Capital Markets)	152	18,390
National Oilwell Varco, Inc. (Energy Equipment & Services)	342	2,873
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	292	12,816
Netflix, Inc.* (Entertainment)	1,250	594,675
NextEra Energy, Inc. (Electric Utilities)	2,941	215,311
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,365	283,990
Norfolk Southern Corp. (Road & Rail)	388	81,139
Northrop Grumman Corp. (Aerospace & Defense)	439	127,231
NortonLifelock, Inc. (Software)	1,041	21,413
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	695	21,976
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,750	877,381
NVR, Inc.* (Household Durables)	10	39,531
Old Dominion Freight Line, Inc. (Road & Rail)	274	52,161
Oracle Corp. (Software)	3,291	184,658
O'Reilly Automotive, Inc.* (Specialty Retail)	210	91,686
Otis Worldwide Corp. (Machinery)	610	37,381
PACCAR, Inc. (Machinery)	980	83,672
Parker-Hannifin Corp. (Machinery)	201	41,880
Paychex, Inc. (IT Services)	610	50,173
Paycom Software, Inc.* (Software)	138	50,244
PayPal Holdings, Inc.* (IT Services)	3,325	618,882
PepsiCo, Inc. (Beverages)	1,885	251,252
PerkinElmer, Inc. (Life Sciences Tools & Services)	180	23,319
Philip Morris International, Inc. (Tobacco)	1,945	138,134
Phillips 66 (Oil, Gas & Consumable Fuels)	621	28,976
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	291	23,152
Pool Corp. (Distributors)	113	39,531
PPG Industries, Inc. (Chemicals)	341	44,235
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,193	118,346
Public Storage (Equity Real Estate Investment Trusts)	190	43,523
PulteGroup, Inc. (Household Durables)	763	31,100
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	325	41,392
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,197	394,382
Quanta Services, Inc. (Construction & Engineering)	178	11,113
Raytheon Technologies Corp. (Aerospace & Defense)	2,296	124,719
Realty Income Corp. (Equity Real Estate Investment Trusts)	440	25,458
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	200	108,712
Republic Services, Inc. - Class A (Commercial Services & Supplies)	274	24,159
ResMed, Inc. (Health Care Equipment & Supplies)	410	78,695
Rockwell Automation, Inc. (Electrical Equipment)	186	44,104
Rollins, Inc. (Commercial Services & Supplies)	199	11,512
Roper Technologies, Inc. (Industrial Conglomerates)	297	110,288
Ross Stores, Inc. (Specialty Retail)	1,009	85,937
S&P Global, Inc. (Capital Markets)	685	221,070
Salesforce.com, Inc.* (Software)	2,580	599,257
SBA Communications Corp. (Equity Real Estate Investment Trusts)	316	91,757
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	381	18,219
Sempra Energy (Multi-Utilities)	370	46,383
ServiceNow, Inc.* (Software)	544	270,678
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	349	21,921
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	274	38,713
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,314	288,185
STERIS PLC (Health Care Equipment & Supplies)	130	23,035
Stryker Corp. (Health Care Equipment & Supplies)	612	123,630
SVB Financial Group* (Banks)	93	27,035
Synchrony Financial (Consumer Finance)	1,541	38,556
Synopsys, Inc.* (Software)	429	91,746
Sysco Corp. (Food & Staples Retailing)	649	35,896
T. Rowe Price Group, Inc. (Capital Markets)	477	60,417

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Take-Two Interactive Software, Inc.* (Entertainment)	325	$50,349
Target Corp. (Multiline Retail)	908	138,216
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	469	45,437
Teledyne Technologies, Inc.* (Aerospace & Defense)	104	32,152
Teleflex, Inc. (Health Care Equipment & Supplies)	132	42,006
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	489	42,959
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,612	233,079
The Boeing Co. (Aerospace & Defense)	664	95,875
The Charles Schwab Corp. (Capital Markets)	3,066	126,043
The Coca-Cola Co. (Beverages)	4,385	210,743
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	78	24,886
The Estee Lauder Co., Inc. (Personal Products)	639	140,363
The Hershey Co. (Food Products)	278	38,213
The Home Depot, Inc. (Specialty Retail)	2,166	577,693
The Procter & Gamble Co. (Household Products)	4,094	561,287
The Progressive Corp. (Insurance)	1,013	93,094
The Sherwin-Williams Co. (Chemicals)	232	159,611
The TJX Cos., Inc. (Specialty Retail)	3,402	172,822
The Walt Disney Co. (Entertainment)	3,124	378,785
The Western Union Co. (IT Services)	1,166	22,667
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,120	529,895
Tiffany & Co. (Specialty Retail)	306	40,037
Tractor Supply Co. (Specialty Retail)	163	21,713
Trane Technologies PLC (Building Products)	420	55,754
TransDigm Group, Inc. (Aerospace & Defense)	154	73,521
Tyler Technologies, Inc.* (Software)	113	43,435
Tyson Foods, Inc. - Class A (Food Products)	403	23,064
UDR, Inc. (Equity Real Estate Investment Trusts)	394	12,309
Ulta Beauty, Inc.* (Specialty Retail)	88	18,196
Union Pacific Corp. (Road & Rail)	1,190	210,856
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	901	141,556
United Rentals, Inc.* (Trading Companies & Distributors)	205	36,549
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	140	24,192
VeriSign, Inc.* (IT Services)	150	28,605
Verisk Analytics, Inc. - Class A (Professional Services)	317	56,416
Vertex Pharmaceuticals, Inc.* (Biotechnology)	739	153,978
VF Corp. (Textiles, Apparel & Luxury Goods)	482	32,390
Visa, Inc. - Class A (IT Services)	4,780	868,573
Vulcan Materials Co. (Construction Materials)	376	54,459
Waste Management, Inc. (Commercial Services & Supplies)	639	68,954
Waters Corp.* (Life Sciences Tools & Services)	108	24,065
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	210	57,135
Willis Towers Watson PLC (Insurance)	174	31,752
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	275	19,918
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	511	8,881
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	429	50,918
Xylem, Inc. (Machinery)	302	26,316
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	854	79,704
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	150	42,546
Zoetis, Inc. (Pharmaceuticals)	1,345	213,250
TOTAL COMMON STOCKS (Cost $28,569,062)		46,786,797

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $27,000	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000
TOTAL INVESTMENT SECURITIES (Cost $28,596,062) - 100.3%		46,813,797
Net other assets (liabilities) - (0.3)%		(116,781)

NET ASSETS - 100.0%		$46,697,016

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$816,247	1.7%
Air Freight & Logistics	163,472	0.3%
Banks	463,637	1.0%
Beverages	551,717	1.2%
Biotechnology	787,984	1.7%
Building Products	194,268	0.4%
Capital Markets	1,030,511	2.2%
Chemicals	847,311	1.8%
Commercial Services & Supplies	246,675	0.5%
Communications Equipment	108,982	0.2%
Construction & Engineering	11,113	NM
Construction Materials	101,337	0.2%
Consumer Finance	174,873	0.4%
Containers & Packaging	82,088	0.2%
Distributors	52,775	0.1%
Electric Utilities	215,311	0.5%
Electrical Equipment	167,380	0.4%
Electronic Equipment, Instruments & Components	337,399	0.7%
Energy Equipment & Services	2,873	NM
Entertainment	1,089,160	2.3%
Equity Real Estate Investment Trusts	1,041,216	2.2%
Food & Staples Retailing	300,535	0.6%
Food Products	119,729	0.3%
Health Care Equipment & Supplies	1,759,353	3.8%
Health Care Technology	38,339	0.1%
Hotels, Restaurants & Leisure	916,026	2.0%
Household Durables	187,845	0.4%
Household Products	744,073	1.6%
Independent Power and Renewable Electricity Producers	21,976	NM
Industrial Conglomerates	261,217	0.6%
Insurance	334,114	0.7%
Interactive Media & Services	4,520,059	9.7%
Internet & Direct Marketing Retail	3,983,702	8.5%
IT Services	3,071,508	6.6%
Life Sciences Tools & Services	826,567	1.8%
Machinery	679,631	1.5%
Media	560,026	1.2%
Metals & Mining	39,310	0.1%
Multiline Retail	285,148	0.6%
Multi-Utilities	46,383	0.1%
Oil, Gas & Consumable Fuels	214,888	0.5%
Personal Products	140,363	0.3%
Pharmaceuticals	1,349,249	2.9%
Professional Services	147,124	0.3%
Real Estate Management & Development	48,031	0.1%
Road & Rail	494,030	1.1%
Semiconductors & Semiconductor Equipment	3,395,467	7.3%
Software	6,814,083	14.6%
Specialty Retail	1,347,703	2.9%
Technology Hardware, Storage & Peripherals	5,000,667	10.7%
Textiles, Apparel & Luxury Goods	316,380	0.7%
Tobacco	212,386	0.4%
Trading Companies & Distributors	85,875	0.2%
Water Utilities	38,681	0.1%
Other **	(89,781)	(0.3)%
Total	$46,697,016	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (99.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	175	$27,993
A.O. Smith Corp. (Building Products)	41	2,119
Abbott Laboratories (Health Care Equipment & Supplies)	224	23,545
AbbVie, Inc. (Biotechnology)	250	21,275
ABIOMED, Inc.* (Health Care Equipment & Supplies)	5	1,259
Accenture PLC - Class A (IT Services)	72	15,618
Activision Blizzard, Inc. (Entertainment)	233	17,645
Advance Auto Parts, Inc. (Specialty Retail)	20	2,946
Aflac, Inc. (Insurance)	199	6,756
Agilent Technologies, Inc. (Life Sciences Tools & Services)	41	4,186
Akamai Technologies, Inc.* (IT Services)	14	1,332
Alaska Air Group, Inc. (Airlines)	38	1,440
Albemarle Corp. (Chemicals)	31	2,890
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	16	2,424
Alexion Pharmaceuticals, Inc.* (Biotechnology)	27	3,109
Alliant Energy Corp. (Electric Utilities)	75	4,146
Altria Group, Inc. (Tobacco)	342	12,339
Amcor PLC (Containers & Packaging)	473	4,933
Ameren Corp. (Multi-Utilities)	75	6,084
American Airlines Group, Inc.(a) (Airlines)	152	1,715
American Electric Power Co., Inc. (Electric Utilities)	149	13,400
American Express Co. (Consumer Finance)	79	7,208
American International Group, Inc. (Insurance)	260	8,187
American Water Works Co., Inc. (Water Utilities)	26	3,913
Ameriprise Financial, Inc. (Capital Markets)	13	2,091
AmerisourceBergen Corp. (Health Care Providers & Services)	45	4,323
Amgen, Inc. (Biotechnology)	73	15,837
Anthem, Inc. (Health Care Providers & Services)	76	20,733
Aon PLC (Insurance)	25	4,600
Apache Corp. (Oil, Gas & Consumable Fuels)	44	365
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	45	1,436
Aptiv PLC (Auto Components)	81	7,815
Archer-Daniels-Midland Co. (Food Products)	168	7,768
Arthur J. Gallagher & Co. (Insurance)	27	2,800
Assurant, Inc. (Insurance)	18	2,239
AT&T, Inc. (Diversified Telecommunication Services)	2,150	58,093
Atmos Energy Corp. (Gas Utilities)	38	3,483
Automatic Data Processing, Inc. (IT Services)	49	7,740
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	43	5,983
Avery Dennison Corp. (Containers & Packaging)	7	969
Baker Hughes Co. - Class A (Energy Equipment & Services)	197	2,910
Ball Corp. (Containers & Packaging)	27	2,403
Bank of America Corp. (Banks)	2,301	54,533
Baxter International, Inc. (Health Care Equipment & Supplies)	83	6,438
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	87	20,108
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	598	120,736
Best Buy Co., Inc. (Specialty Retail)	69	7,697
Biogen, Inc.* (Biotechnology)	48	12,099
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	2	1,173
BlackRock, Inc. - Class A (Capital Markets)	20	11,984
BorgWarner, Inc. (Auto Components)	73	2,554
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	23	1,665
Boston Scientific Corp.* (Health Care Equipment & Supplies)	177	6,066
Bristol-Myers Squibb Co. (Pharmaceuticals)	306	17,886
Broadridge Financial Solutions, Inc. (IT Services)	11	1,514
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	41	3,626
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	44	783
Campbell Soup Co. (Food Products)	35	1,633
Capital One Financial Corp. (Consumer Finance)	138	10,085
Cardinal Health, Inc. (Health Care Providers & Services)	89	4,075
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	155	2,125
Carrier Global Corp. (Building Products)	115	3,840
Caterpillar, Inc. (Machinery)	67	10,523
Centene Corp.* (Health Care Providers & Services)	175	10,343
CenterPoint Energy, Inc. (Multi-Utilities)	164	3,465
CenturyLink, Inc. (Diversified Telecommunication Services)	298	2,569
Cerner Corp. (Health Care Technology)	35	2,453
CF Industries Holdings, Inc. (Chemicals)	64	1,767
Chevron Corp. (Oil, Gas & Consumable Fuels)	580	40,310
Chubb Ltd. (Insurance)	136	17,668
Church & Dwight Co., Inc. (Household Products)	35	3,094
Cigna Corp. (Health Care Providers & Services)	111	18,534
Cincinnati Financial Corp. (Insurance)	24	1,698
Cisco Systems, Inc. (Communications Equipment)	1,276	45,809
Citigroup, Inc. (Banks)	628	26,012
Citizens Financial Group, Inc. (Banks)	128	3,488
Citrix Systems, Inc. (Software)	18	2,039
CME Group, Inc. (Capital Markets)	54	8,139
CMS Energy Corp. (Multi-Utilities)	86	5,446
Cognizant Technology Solutions Corp. - Class A (IT Services)	163	11,641
Colgate-Palmolive Co. (Household Products)	142	11,202
Comcast Corp. - Class A (Media)	605	25,556

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Comerica, Inc. (Banks)	42	$1,911
Conagra Brands, Inc. (Food Products)	147	5,158
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	59	2,449
Consolidated Edison, Inc. (Multi-Utilities)	102	8,006
Constellation Brands, Inc. - Class A (Beverages)	52	8,592
Corning, Inc. (Electronic Equipment, Instruments & Components)	120	3,836
Corteva, Inc. (Chemicals)	226	7,454
Costco Wholesale Corp. (Food & Staples Retailing)	55	19,669
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	54	8,435
CSX Corp. (Road & Rail)	116	9,157
Cummins, Inc. (Machinery)	17	3,738
CVS Health Corp. (Health Care Providers & Services)	395	22,156
Danaher Corp. (Health Care Equipment & Supplies)	68	15,609
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	20	1,838
DaVita, Inc.* (Health Care Providers & Services)	24	2,070
Deere & Co. (Machinery)	40	9,037
Delta Air Lines, Inc. (Airlines)	191	5,852
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	32	1,510
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	114	1,018
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	48	1,246
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	81	11,689
Discover Financial Services (Consumer Finance)	36	2,340
Discovery, Inc.* (Media)	47	951
Discovery, Inc.* - Class C (Media)	92	1,685
Dish Network Corp.* - Class A (Media)	74	1,886
Dollar Tree, Inc.* (Multiline Retail)	72	6,503
Dominion Energy, Inc. (Multi-Utilities)	254	20,406
Dover Corp. (Machinery)	18	1,993
DTE Energy Co. (Multi-Utilities)	59	7,282
Duke Energy Corp. (Electric Utilities)	222	20,447
Duke Realty Corp. (Equity Real Estate Investment Trusts)	46	1,748
DuPont de Nemours, Inc.(a) (Chemicals)	221	12,571
DXC Technology Co. (IT Services)	76	1,400
Eastman Chemical Co. (Chemicals)	41	3,314
Eaton Corp. PLC (Electrical Equipment)	121	12,558
Ecolab, Inc. (Chemicals)	38	6,976
Edison International (Electric Utilities)	115	6,445
Electronic Arts, Inc.* (Entertainment)	41	4,913
Eli Lilly & Co. (Pharmaceuticals)	107	13,959
Emerson Electric Co. (Electrical Equipment)	82	5,313
Entergy Corp. (Electric Utilities)	60	6,073
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	88	3,013
Equifax, Inc. (Professional Services)	15	2,049
Equity Residential (Equity Real Estate Investment Trusts)	104	4,886
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	10	2,046
Everest Re Group Ltd. (Insurance)	12	2,365
Evergy, Inc. (Electric Utilities)	68	3,754
Eversource Energy (Electric Utilities)	104	9,076
Exelon Corp. (Electric Utilities)	294	11,728
Expedia Group, Inc. (Internet & Direct Marketing Retail)	41	3,860
Expeditors International of Washington, Inc. (Air Freight & Logistics)	24	2,121
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	17	1,971
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,275	41,591
F5 Networks, Inc.* (Communications Equipment)	18	2,393
Fastenal Co. (Trading Companies & Distributors)	52	2,248
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	12	825
FedEx Corp. (Air Freight & Logistics)	73	18,941
Fidelity National Information Services, Inc. (IT Services)	187	23,297
Fifth Third Bancorp (Banks)	215	4,992
First Horizon National Corp. (Banks)	1	9
First Republic Bank (Banks)	25	3,154
FirstEnergy Corp. (Electric Utilities)	164	4,874
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	21	728
Flowserve Corp. (Machinery)	39	1,136
Ford Motor Co. (Automobiles)	1,178	9,106
Fortive Corp. (Machinery)	102	6,283
Fox Corp. - Class A (Media)	103	2,732
Fox Corp. - Class B (Media)	46	1,202
Franklin Resources, Inc. (Capital Markets)	80	1,500
Freeport-McMoRan, Inc. (Metals & Mining)	197	3,416
General Dynamics Corp. (Aerospace & Defense)	70	9,193
General Electric Co. (Industrial Conglomerates)	2,640	19,589
General Mills, Inc. (Food Products)	184	10,878
General Motors Co. (Automobiles)	379	13,087
Genuine Parts Co. (Distributors)	45	4,069
Gilead Sciences, Inc. (Biotechnology)	378	21,981
Global Payments, Inc. (IT Services)	47	7,414
Globe Life, Inc. (Insurance)	29	2,352
Halliburton Co. (Energy Equipment & Services)	264	3,184
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	104	1,671
Hartford Financial Services Group, Inc. (Insurance)	108	4,160
Hasbro, Inc. (Leisure Products)	39	3,226
HCA Healthcare, Inc. (Health Care Providers & Services)	79	9,791
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	86	2,319

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Henry Schein, Inc.* (Health Care Providers & Services)	44	$2,798
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	387	3,344
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	44	814
Hologic, Inc.* (Health Care Equipment & Supplies)	37	2,546
Honeywell International, Inc. (Industrial Conglomerates)	115	18,969
Hormel Foods Corp. (Food Products)	84	4,090
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	211	2,211
Howmet Aerospace, Inc. (Aerospace & Defense)	59	1,018
HP, Inc. (Technology Hardware, Storage & Peripherals)	413	7,418
Humana, Inc. (Health Care Providers & Services)	41	16,370
Huntington Bancshares, Inc. (Banks)	306	3,195
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	5	737
IDEX Corp. (Machinery)	10	1,704
IHS Markit Ltd. (Professional Services)	30	2,426
Illinois Tool Works, Inc. (Machinery)	34	6,660
Illumina, Inc.* (Life Sciences Tools & Services)	18	5,268
Ingersoll Rand, Inc.* (Machinery)	30	1,048
Intel Corp. (Semiconductors & Semiconductor Equipment)	552	24,442
Intercontinental Exchange, Inc. (Capital Markets)	76	7,174
International Business Machines Corp. (IT Services)	268	29,924
International Flavors & Fragrances, Inc. (Chemicals)	31	3,182
International Paper Co. (Containers & Packaging)	119	5,206
Invesco Ltd. (Capital Markets)	113	1,481
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	5	930
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	18	2,772
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	87	2,267
J.B. Hunt Transport Services, Inc. (Road & Rail)	11	1,339
Jack Henry & Associates, Inc. (IT Services)	11	1,631
Jacobs Engineering Group, Inc. (Construction & Engineering)	40	3,800
Johnson & Johnson (Pharmaceuticals)	461	63,207
Johnson Controls International PLC (Building Products)	224	9,455
JPMorgan Chase & Co. (Banks)	477	46,765
Juniper Networks, Inc. (Communications Equipment)	99	1,952
Kellogg Co. (Food Products)	76	4,780
KeyCorp (Banks)	293	3,803
Kimberly-Clark Corp. (Household Products)	53	7,027
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	129	1,324
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	586	6,973
L Brands, Inc. (Specialty Retail)	69	2,209
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	29	5,793
Lamb Weston Holding, Inc. (Food Products)	19	1,206
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	43	2,067
Leggett & Platt, Inc. (Household Durables)	13	542
Leidos Holdings, Inc. (IT Services)	19	1,577
Lennar Corp. - Class A (Household Durables)	82	5,760
Lincoln National Corp. (Insurance)	54	1,895
Linde PLC (Chemicals)	47	10,357
Live Nation Entertainment, Inc.* (Entertainment)	14	683
LKQ Corp.* (Distributors)	40	1,280
Loews Corp. (Insurance)	72	2,497
Lowe's Cos., Inc. (Specialty Retail)	78	12,332
LyondellBasell Industries N.V. - Class A (Chemicals)	78	5,339
M&T Bank Corp. (Banks)	40	4,143
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	238	942
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	197	5,812
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	60
Marsh & McLennan Cos., Inc. (Insurance)	60	6,208
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	46	3,204
McCormick & Co., Inc. (Food Products)	18	3,249
McDonald's Corp. (Hotels, Restaurants & Leisure)	126	26,838
McKesson Corp. (Health Care Providers & Services)	49	7,227
Medtronic PLC (Health Care Equipment & Supplies)	405	40,732
Merck & Co., Inc. (Pharmaceuticals)	343	25,797
MetLife, Inc. (Insurance)	233	8,819
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	3	2,994
MGM Resorts International (Hotels, Restaurants & Leisure)	48	987
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	19	2,216
Mohawk Industries, Inc.* (Household Durables)	18	1,857
Molson Coors Beverage Co. - Class B (Beverages)	56	1,975
Mondelez International, Inc. - Class A (Food Products)	432	22,947
Monster Beverage Corp.* (Beverages)	38	2,910
Morgan Stanley (Capital Markets)	431	20,754
Mylan N.V.* (Pharmaceuticals)	155	2,254
Nasdaq, Inc. (Capital Markets)	18	2,178
National Oilwell Varco, Inc. (Energy Equipment & Services)	80	672

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	37	$1,624
Newell Brands, Inc. (Household Durables)	114	2,013
Newmont Corp. (Metals & Mining)	242	15,207
News Corp. - Class A (Media)	118	1,549
News Corp. - Class B (Media)	37	482
NextEra Energy, Inc. (Electric Utilities)	275	20,132
Nielsen Holdings PLC (Professional Services)	107	1,446
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	125	15,011
NiSource, Inc. (Multi-Utilities)	115	2,642
Norfolk Southern Corp. (Road & Rail)	36	7,528
Northern Trust Corp. (Capital Markets)	62	4,853
NortonLifelock, Inc. (Software)	68	1,399
Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	83	1,380
Nucor Corp. (Metals & Mining)	91	4,346
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	252	2,301
Omnicom Group, Inc. (Media)	64	3,021
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	134	3,886
Oracle Corp. (Software)	234	13,129
Otis Worldwide Corp. (Machinery)	58	3,554
Packaging Corp. of America (Containers & Packaging)	27	3,091
Parker-Hannifin Corp. (Machinery)	18	3,750
Paychex, Inc. (IT Services)	31	2,550
Pentair PLC (Machinery)	51	2,538
People's United Financial, Inc. (Banks)	127	1,355
PepsiCo, Inc. (Beverages)	217	28,924
PerkinElmer, Inc. (Life Sciences Tools & Services)	15	1,943
Perrigo Co. PLC (Pharmaceuticals)	42	1,843
Pfizer, Inc. (Pharmaceuticals)	1,676	59,464
Philip Morris International, Inc. (Tobacco)	263	18,679
Phillips 66 (Oil, Gas & Consumable Fuels)	65	3,033
Pinnacle West Capital Corp. (Electric Utilities)	35	2,855
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	18	1,432
PPG Industries, Inc. (Chemicals)	35	4,540
PPL Corp. (Electric Utilities)	231	6,353
Principal Financial Group, Inc. (Insurance)	76	2,981
Prologis, Inc. (Equity Real Estate Investment Trusts)	95	9,424
Prudential Financial, Inc. (Insurance)	120	7,682
Public Service Enterprise Group, Inc. (Multi-Utilities)	153	8,897
Public Storage (Equity Real Estate Investment Trusts)	25	5,727
PVH Corp. (Textiles, Apparel & Luxury Goods)	20	1,166
Quanta Services, Inc. (Construction & Engineering)	22	1,373
Quest Diagnostics, Inc. (Health Care Providers & Services)	41	5,008
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	15	1,003
Raymond James Financial, Inc. (Capital Markets)	38	2,905
Raytheon Technologies Corp. (Aerospace & Defense)	216	11,733
Realty Income Corp. (Equity Real Estate Investment Trusts)	57	3,298
Regency Centers Corp. (Equity Real Estate Investment Trusts)	47	1,673
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	11	5,979
Regions Financial Corp. (Banks)	288	3,830
Republic Services, Inc. - Class A (Commercial Services & Supplies)	35	3,086
Robert Half International, Inc. (Professional Services)	35	1,774
Rockwell Automation, Inc. (Electrical Equipment)	15	3,557
Rollins, Inc. (Commercial Services & Supplies)	23	1,331
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	54	3,047
Schlumberger, Ltd. (Energy Equipment & Services)	419	6,260
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	27	1,291
Sealed Air Corp. (Containers & Packaging)	47	1,861
Sempra Energy (Multi-Utilities)	49	6,143
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	56	3,517
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	20	2,826
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	22	942
Snap-on, Inc. (Machinery)	17	2,678
Southwest Airlines Co. (Airlines)	178	7,036
Stanley Black & Decker, Inc. (Machinery)	49	8,144
State Street Corp. (Capital Markets)	106	6,243
STERIS PLC (Health Care Equipment & Supplies)	12	2,126
Stryker Corp. (Health Care Equipment & Supplies)	34	6,868
SVB Financial Group* (Banks)	5	1,454
Sysco Corp. (Food & Staples Retailing)	84	4,646
T. Rowe Price Group, Inc. (Capital Markets)	18	2,280
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	83	1,845
Target Corp. (Multiline Retail)	54	8,220
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	51	4,941
TechnipFMC PLC (Energy Equipment & Services)	125	691
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	105	15,182
Textron, Inc. (Aerospace & Defense)	68	2,434
The AES Corp. (Independent Power and Renewable Electricity Producers)	200	3,900
The Allstate Corp. (Insurance)	93	8,254
The Bank of New York Mellon Corp. (Capital Markets)	245	8,418

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
The Boeing Co. (Aerospace & Defense)	89	$12,851
The Charles Schwab Corp. (Capital Markets)	121	4,974
The Clorox Co. (Household Products)	39	8,083
The Coca-Cola Co. (Beverages)	700	33,641
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	6	1,914
The Gap, Inc. (Specialty Retail)	62	1,206
The Goldman Sachs Group, Inc. (Capital Markets)	104	19,660
The Hershey Co. (Food Products)	15	2,062
The Home Depot, Inc. (Specialty Retail)	93	24,803
The Interpublic Group of Cos., Inc. (Media)	118	2,135
The JM Smucker Co. - Class A (Food Products)	35	3,927
The Kraft Heinz Co. (Food Products)	196	5,996
The Kroger Co. (Food & Staples Retailing)	234	7,537
The Mosaic Co. (Chemicals)	104	1,924
The PNC Financial Services Group, Inc. (Banks)	128	14,321
The Procter & Gamble Co. (Household Products)	316	43,324
The Progressive Corp. (Insurance)	68	6,249
The Southern Co. (Electric Utilities)	319	18,327
The Travelers Cos., Inc. (Insurance)	76	9,174
The Walt Disney Co. (Entertainment)	212	25,705
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	366	7,024
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	176	19,284
Tractor Supply Co. (Specialty Retail)	18	2,398
Trane Technologies PLC (Building Products)	26	3,452
Truist Financial Corp. (Banks)	407	17,143
Twitter, Inc.* (Interactive Media & Services)	239	9,885
Tyson Foods, Inc. - Class A (Food Products)	46	2,633
U.S. Bancorp (Banks)	414	16,125
UDR, Inc. (Equity Real Estate Investment Trusts)	47	1,468
Ulta Beauty, Inc.* (Specialty Retail)	8	1,654
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	56	775
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	58	709
Union Pacific Corp. (Road & Rail)	78	13,821
United Airlines Holdings , Inc.* (Airlines)	88	2,980
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	118	18,539
UnitedHealth Group, Inc. (Health Care Providers & Services)	287	87,574
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	23	2,520
Unum Group (Insurance)	62	1,095
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	123	4,749
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	12	2,074
Ventas, Inc. (Equity Real Estate Investment Trusts)	113	4,460
VeriSign, Inc.* (IT Services)	15	2,861
Verisk Analytics, Inc. - Class A (Professional Services)	15	2,669
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,248	71,124
VF Corp. (Textiles, Apparel & Luxury Goods)	47	3,158
ViacomCBS, Inc. - Class B (Media)	169	4,828
Vontier Corp.* (Electronic Equipment, Instruments & Components)	40	1,150
Vornado Realty Trust (Equity Real Estate Investment Trusts)	47	1,444
W.R. Berkley Corp. (Insurance)	43	2,585
W.W. Grainger, Inc. (Trading Companies & Distributors)	13	4,550
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	217	7,387
Walmart, Inc. (Food & Staples Retailing)	419	58,136
Waste Management, Inc. (Commercial Services & Supplies)	49	5,287
Waters Corp.* (Life Sciences Tools & Services)	7	1,560
WEC Energy Group, Inc. (Multi-Utilities)	94	9,452
Wells Fargo & Co. (Banks)	1,242	26,641
Welltower, Inc. (Equity Real Estate Investment Trusts)	126	6,775
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	91	3,433
Westinghouse Air Brake Technologies Corp. (Machinery)	54	3,202
WestRock Co. (Containers & Packaging)	78	2,929
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	225	6,140
Whirlpool Corp. (Household Durables)	18	3,329
Willis Towers Watson PLC (Insurance)	19	3,467
Xcel Energy, Inc. (Electric Utilities)	158	11,065
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	27	3,205
Xylem, Inc. (Machinery)	22	1,917
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	62	8,190
Zions Bancorp (Banks)	48	1,549
TOTAL COMMON STOCKS (Cost $2,129,675)		3,203,926

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Collateral for Securities Loaned(b) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(c)	12,509	$12,509
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(c)	40	40
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(c)	176	176
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,725)		12,725
TOTAL INVESTMENT SECURITIES (Cost $2,142,400) - 100.0%		3,216,651
Net other assets (liabilities) - NM		1,598

NET ASSETS - 100.0%		$3,218,249

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $12,230.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Large-Cap Value ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$37,967	1.2%
Air Freight & Logistics	43,227	1.3%
Airlines	19,023	0.6%
Auto Components	10,369	0.3%
Automobiles	22,193	0.7%
Banks	234,423	7.3%
Beverages	76,042	2.4%
Biotechnology	80,280	2.5%
Building Products	18,866	0.6%
Capital Markets	104,634	3.2%
Chemicals	60,313	1.9%
Commercial Services & Supplies	9,704	0.3%
Communications Equipment	50,154	1.6%
Construction & Engineering	5,174	0.2%
Consumer Finance	19,633	0.6%
Containers & Packaging	21,392	0.7%
Distributors	5,349	0.2%
Diversified Financial Services	120,736	3.7%
Diversified Telecommunication Services	131,785	4.1%
Electric Utilities	138,675	4.3%
Electrical Equipment	21,428	0.7%
Electronic Equipment, Instruments & Components	11,585	0.4%
Energy Equipment & Services	13,717	0.4%
Entertainment	48,946	1.5%
Equity Real Estate Investment Trusts	98,313	3.1%
Food & Staples Retailing	97,375	3.0%
Food Products	76,327	2.4%
Gas Utilities	3,484	0.1%
Health Care Equipment & Supplies	138,985	4.3%
Health Care Providers & Services	219,315	6.8%
Health Care Technology	2,453	0.1%
Hotels, Restaurants & Leisure	38,342	1.2%
Household Durables	13,501	0.4%
Household Products	72,730	2.3%
Independent Power and Renewable Electricity Producers	3,900	0.1%
Industrial Conglomerates	66,551	2.1%
Insurance	113,731	3.5%
Interactive Media & Services	9,885	0.3%
Internet & Direct Marketing Retail	3,860	0.1%
IT Services	108,499	3.4%
Leisure Products	3,226	0.1%
Life Sciences Tools & Services	19,896	0.6%
Machinery	67,904	2.1%
Media	46,027	1.4%
Metals & Mining	22,969	0.7%
Multiline Retail	14,723	0.5%
Multi-Utilities	77,823	2.4%
Oil, Gas & Consumable Fuels	127,741	4.0%
Pharmaceuticals	184,410	5.7%
Professional Services	10,364	0.3%
Road & Rail	31,845	1.0%
Semiconductors & Semiconductor Equipment	48,859	1.5%
Software	16,567	0.5%
Specialty Retail	55,245	1.7%
Technology Hardware, Storage & Peripherals	17,110	0.5%
Textiles, Apparel & Luxury Goods	25,338	0.8%
Tobacco	31,018	1.0%
Trading Companies & Distributors	6,798	0.2%
Water Utilities	3,913	0.1%
Wireless Telecommunication Services	19,284	0.6%
Other **	14,323	0.4%
Total	$3,218,249	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (76.3%)

	Shares	Value
Aaron's Holdings Co., Inc. (Specialty Retail)	126	$6,585
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	167	5,954
ACI Worldwide, Inc.* (Software)	218	6,359
Acuity Brands, Inc. (Electrical Equipment)	74	6,596
Adient PLC* (Auto Components)	176	3,735
Adtalem Global Education, Inc.* (Diversified Consumer Services)	97	2,274
AECOM* (Construction & Engineering)	301	13,497
Affiliated Managers Group, Inc. (Capital Markets)	87	6,557
AGCO Corp. (Machinery)	115	8,858
Alleghany Corp. (Insurance)	27	14,766
ALLETE, Inc. (Electric Utilities)	97	5,003
Alliance Data Systems Corp. (IT Services)	90	4,639
AMC Networks, Inc.*(a) - Class A (Media)	56	1,190
Amedisys, Inc.* (Health Care Providers & Services)	61	15,799
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	258	9,665
American Eagle Outfitters, Inc. (Specialty Retail)	280	3,839
American Financial Group, Inc. (Insurance)	135	10,117
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	537	3,077
AptarGroup, Inc. (Containers & Packaging)	121	13,804
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	146	11,372
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	192	11,002
ASGN, Inc.* (Professional Services)	99	6,601
Ashland Global Holdings, Inc. (Chemicals)	102	7,117
Associated Banc-Corp. (Banks)	289	3,956
AutoNation, Inc.* (Specialty Retail)	110	6,240
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	90	3,182
Avient Corp. (Chemicals)	172	5,344
Avis Budget Group, Inc.* (Road & Rail)	97	3,266
Avnet, Inc. (Electronic Equipment, Instruments & Components)	185	4,564
Axon Enterprise, Inc.* (Aerospace & Defense)	119	11,770
BancorpSouth Bank (Banks)	181	4,237
Bank of Hawaii Corp. (Banks)	75	4,548
Bank OZK (Banks)	227	5,625
Belden, Inc. (Electronic Equipment, Instruments & Components)	84	2,594
Bio-Techne Corp. (Life Sciences Tools & Services)	72	18,174
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	259	9,917
Black Hills Corp. (Multi-Utilities)	118	6,686
Blackbaud, Inc. (Software)	93	4,589
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	150	4,758
Brighthouse Financial, Inc.* (Insurance)	175	5,793
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	557	6,105
Brown & Brown, Inc. (Insurance)	441	19,187
Brunswick Corp. (Leisure Products)	149	9,493
Builders FirstSource, Inc.* (Building Products)	219	6,636
Cable One, Inc. (Media)	10	17,319
Cabot Corp. (Chemicals)	106	4,029
CACI International, Inc.* - Class A (IT Services)	47	9,801
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	374	16,762
Camden Property Trust (Equity Real Estate Investment Trusts)	183	16,879
Cantel Medical Corp. (Health Care Equipment & Supplies)	70	3,349
Carlisle Cos., Inc. (Industrial Conglomerates)	102	12,635
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	82	6,679
Casey's General Stores, Inc. (Food & Staples Retailing)	69	11,632
Cathay General Bancorp (Banks)	141	3,318
CDK Global, Inc. (Software)	228	9,827
Ceridian HCM Holding, Inc.* (Software)	244	21,038
ChampionX Corp.* (Energy Equipment & Services)	349	3,047
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	93	21,176
Chemed Corp. (Health Care Providers & Services)	30	14,350
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	54	4,717
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	67	9,993
Ciena Corp.* (Communications Equipment)	288	11,344
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	192	4,871
Cinemark Holdings, Inc.(a) (Entertainment)	201	1,646
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	110	7,576
CIT Group, Inc. (Banks)	185	5,448
Clean Harbors, Inc.* (Commercial Services & Supplies)	96	5,085
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	55	7,820
CNO Financial Group, Inc. (Insurance)	266	4,722
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	421	4,084
Cognex Corp. (Electronic Equipment, Instruments & Components)	325	21,418
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	46	5,756
Colfax Corp.* (Machinery)	189	5,139
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	57	4,252
Commerce Bancshares, Inc. (Banks)	188	11,704
Commercial Metals Co. (Metals & Mining)	224	4,626
CommVault Systems, Inc.* (Software)	87	3,444
Compass Minerals International, Inc. (Metals & Mining)	64	3,864
CoreLogic, Inc. (IT Services)	149	11,462
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	80	9,549

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	211	$4,733
Coty, Inc. - Class A (Personal Products)	531	1,540
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	279	7,109
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	44	5,008
Crane Co. (Machinery)	93	4,720
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	206	13,102
Cullen/Frost Bankers, Inc. (Banks)	105	7,378
Curtiss-Wright Corp. (Aerospace & Defense)	78	6,580
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	219	15,560
Dana, Inc. (Auto Components)	271	3,791
Darling Ingredients, Inc.* (Food Products)	304	13,072
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	53	13,428
Dick's Sporting Goods, Inc. (Specialty Retail)	122	6,911
Domtar Corp. (Paper & Forest Products)	104	2,484
Donaldson Co., Inc. (Machinery)	237	11,258
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	309	7,292
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	154	15,355
Dycom Industries, Inc.* (Construction & Engineering)	60	3,896
Eagle Materials, Inc. (Construction Materials)	78	6,650
East West Bancorp, Inc. (Banks)	266	9,704
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	74	9,848
Eaton Vance Corp. (Capital Markets)	214	12,795
Edgewell Personal Care Co.* (Personal Products)	102	2,674
EMCOR Group, Inc. (Construction & Engineering)	103	7,024
Emergent BioSolutions, Inc.* (Biotechnology)	84	7,557
Encompass Health Corp. (Health Care Providers & Services)	187	11,465
Energizer Holdings, Inc. (Household Products)	109	4,289
EnerSys (Electrical Equipment)	80	5,728
Enphase Energy, Inc.* (Electrical Equipment)	237	23,247
EPR Properties (Equity Real Estate Investment Trusts)	140	3,338
EQT Corp. (Oil, Gas & Consumable Fuels)	517	7,828
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	763	5,539
Essent Group Ltd. (Thrifts & Mortgage Finance)	211	8,408
Essential Utilities, Inc. (Water Utilities)	419	17,263
Evercore Partners, Inc. - Class A (Capital Markets)	76	6,045
Exelixis, Inc.* (Biotechnology)	580	11,878
F.N.B. Corp. (Banks)	607	4,589
FactSet Research Systems, Inc. (Capital Markets)	71	21,763
Fair Isaac Corp.* (Software)	54	21,137
Federated Hermes, Inc. - Class B (Capital Markets)	179	4,278
First American Financial Corp. (Insurance)	209	9,319
First Financial Bankshares, Inc. (Banks)	267	7,959
First Horizon National Corp. (Banks)	1,039	10,816
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	239	9,515
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	159	13,840
FirstCash, Inc. (Consumer Finance)	78	4,059
Five Below, Inc.* (Specialty Retail)	105	14,000
Flowers Foods, Inc. (Food Products)	369	8,701
Fluor Corp. (Construction & Engineering)	234	2,656
Foot Locker, Inc. (Specialty Retail)	196	7,228
Fox Factory Holding Corp.* (Auto Components)	78	6,558
FTI Consulting, Inc.* (Professional Services)	69	6,794
Fulton Financial Corp. (Banks)	304	3,341
GATX Corp. (Trading Companies & Distributors)	66	4,506
Generac Holdings, Inc.* (Electrical Equipment)	118	24,799
Gentex Corp. (Auto Components)	461	12,756
Genworth Financial, Inc.* - Class A (Insurance)	950	3,734
Glacier Bancorp, Inc. (Banks)	179	6,408
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	141	7,349
Graco, Inc. (Machinery)	313	19,375
Graham Holdings Co. - Class B (Diversified Consumer Services)	8	3,043
Grand Canyon Education, Inc.* (Diversified Consumer Services)	89	6,975
Greif, Inc. - Class A (Containers & Packaging)	50	2,030
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	156	6,867
GrubHub, Inc.* (Internet & Direct Marketing Retail)	173	12,795
H&R Block, Inc. (Diversified Consumer Services)	362	6,248
Haemonetics Corp.* (Health Care Equipment & Supplies)	95	9,604
Hancock Whitney Corp. (Banks)	162	3,705
Harley-Davidson, Inc. (Automobiles)	288	9,470
Hawaiian Electric Industries, Inc. (Electric Utilities)	205	6,773
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	255	7,089
Healthcare Services Group, Inc. (Commercial Services & Supplies)	140	3,203
HealthEquity, Inc.* (Health Care Providers & Services)	144	7,415
Helen of Troy Ltd.* (Household Durables)	48	9,101
Herman Miller, Inc. (Commercial Services & Supplies)	111	3,382
Hexcel Corp. (Aerospace & Defense)	157	5,256

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	195	$5,805
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	125	11,384
HNI Corp. (Commercial Services & Supplies)	80	2,604
Home BancShares, Inc. (Banks)	285	4,731
Hubbell, Inc. (Electrical Equipment)	102	14,842
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	288	5,547
IAA, Inc.* (Commercial Services & Supplies)	251	14,204
ICU Medical, Inc.* (Health Care Equipment & Supplies)	37	6,578
IDACORP, Inc. (Electric Utilities)	95	8,334
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	195	8,867
Ingevity Corp.* (Chemicals)	77	4,226
Ingredion, Inc. (Food Products)	126	8,932
Insperity, Inc. (Professional Services)	68	5,207
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	133	5,865
Interactive Brokers Group, Inc. - Class A (Capital Markets)	148	7,040
InterDigital, Inc. (Communications Equipment)	58	3,247
International Bancshares Corp. (Banks)	105	2,906
ITT, Inc. (Machinery)	162	9,803
j2 Global, Inc.* (Software)	84	5,702
Jabil, Inc. (Electronic Equipment, Instruments & Components)	254	8,418
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	43	3,443
Janus Henderson Group PLC (Capital Markets)	283	6,877
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	104	14,986
JBG Smith Properties (Equity Real Estate Investment Trusts)	211	4,927
Jefferies Financial Group, Inc. (Diversified Financial Services)	405	7,902
JetBlue Airways Corp.* (Airlines)	511	6,117
John Wiley & Sons, Inc. - Class A (Media)	82	2,539
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	97	10,947
KAR Auction Services, Inc. (Commercial Services & Supplies)	243	3,538
KB Home (Household Durables)	165	5,321
KBR, Inc. (IT Services)	267	5,951
Kemper Corp. (Insurance)	115	7,091
Kennametal, Inc. (Machinery)	156	4,836
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	197	9,275
Kirby Corp.* (Marine)	113	4,349
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	236	8,966
Kohl's Corp. (Multiline Retail)	296	6,302
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	162	10,038
Lancaster Colony Corp. (Food Products)	37	6,147
Landstar System, Inc. (Road & Rail)	72	8,978
Lear Corp. (Auto Components)	102	12,323
LendingTree, Inc.* (Thrifts & Mortgage Finance)	15	4,854
Lennox International, Inc. (Building Products)	65	17,658
LHC Group, Inc.* (Health Care Providers & Services)	59	12,776
Life Storage, Inc. (Equity Real Estate Investment Trusts)	88	10,045
Ligand Pharmaceuticals, Inc.*(a) - Class B (Biotechnology)	30	2,474
Lincoln Electric Holdings, Inc. (Machinery)	111	11,302
Lithia Motors, Inc. - Class A (Specialty Retail)	48	11,019
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	46	9,105
LivaNova PLC* (Health Care Equipment & Supplies)	91	4,581
LiveRamp Holdings, Inc.* (IT Services)	124	8,195
Louisiana-Pacific Corp. (Paper & Forest Products)	211	6,030
Lumentum Holdings, Inc.* (Communications Equipment)	141	11,659
Manhattan Associates, Inc.* (Software)	119	10,175
ManpowerGroup, Inc. (Professional Services)	109	7,398
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	77	7,438
Masimo Corp.* (Health Care Equipment & Supplies)	95	21,262
MasTec, Inc.* (Construction & Engineering)	105	5,212
Mattel, Inc.* (Leisure Products)	651	8,964
MAXIMUS, Inc. (IT Services)	115	7,772
MDU Resources Group, Inc. (Multi-Utilities)	376	8,934
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	993	17,694
MEDNAX, Inc.* (Health Care Providers & Services)	160	2,040
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	51	5,658
Mercury General Corp. (Insurance)	50	2,036
Mercury Systems, Inc.* (Aerospace & Defense)	105	7,232
Minerals Technologies, Inc. (Chemicals)	64	3,500
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	103	11,164
Molina Healthcare, Inc.* (Health Care Providers & Services)	111	20,697
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	79	25,248
MSA Safety, Inc. (Commercial Services & Supplies)	68	8,971
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	85	5,921
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	271	2,092
Murphy USA, Inc.* (Specialty Retail)	51	6,237
National Fuel Gas Co. (Gas Utilities)	171	6,833

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
National Instruments Corp. (Electronic Equipment, Instruments & Components)	247	$7,726
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	326	10,435
Navient Corp. (Consumer Finance)	364	2,916
NCR Corp.* (Technology Hardware, Storage & Peripherals)	241	4,897
Nektar Therapeutics* (Pharmaceuticals)	336	5,322
Neogen Corp.* (Health Care Equipment & Supplies)	100	6,974
NetScout Systems, Inc.* (Communications Equipment)	136	2,791
New Jersey Resources Corp. (Gas Utilities)	180	5,252
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	871	7,238
NewMarket Corp. (Chemicals)	14	5,008
Nordson Corp. (Machinery)	101	19,535
Nordstrom, Inc.(a) (Multiline Retail)	204	2,468
NorthWestern Corp. (Multi-Utilities)	95	4,952
Nu Skin Enterprises, Inc. - Class A (Personal Products)	96	4,738
NuVasive, Inc.* (Health Care Equipment & Supplies)	96	4,265
nVent Electric PLC (Electrical Equipment)	319	5,758
OGE Energy Corp. (Electric Utilities)	376	11,570
O-I Glass, Inc. (Containers & Packaging)	295	2,782
Old Republic International Corp. (Insurance)	531	8,645
Olin Corp. (Chemicals)	267	4,419
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	107	9,319
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	426	12,273
ONE Gas, Inc. (Gas Utilities)	99	6,835
Oshkosh Corp. (Machinery)	128	8,622
Owens Corning (Building Products)	203	13,290
PacWest Bancorp (Banks)	219	4,214
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	62	4,749
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	442	4,389
Patterson Cos., Inc. (Health Care Providers & Services)	163	4,055
Paylocity Holding Corp.* (Software)	70	12,986
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	246	2,947
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	270	14,575
Penumbra, Inc.* (Health Care Equipment & Supplies)	63	16,445
Perspecta, Inc. (IT Services)	257	4,608
Physicians Realty Trust (Equity Real Estate Investment Trusts)	391	6,592
Pilgrim's Pride Corp.* (Food Products)	92	1,540
Pinnacle Financial Partners, Inc. (Banks)	142	6,502
PNM Resources, Inc. (Electric Utilities)	150	7,500
Polaris, Inc. (Leisure Products)	108	9,813
Post Holdings, Inc.* (Food Products)	118	10,136
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	126	5,235
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	120	11,693
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	94	3,105
Primerica, Inc. (Insurance)	74	8,158
Prosperity Bancshares, Inc. (Banks)	174	9,589
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	38	4,333
PTC, Inc.* (Software)	196	16,440
Qualys, Inc.* (Software)	63	5,535
Quidel Corp.* (Health Care Equipment & Supplies)	72	19,317
Rayonier, Inc. (Equity Real Estate Investment Trusts)	256	6,497
Regal Beloit Corp. (Electrical Equipment)	76	7,497
Reinsurance Group of America, Inc. (Insurance)	128	12,931
Reliance Steel & Aluminum Co. (Metals & Mining)	120	13,079
RenaissanceRe Holdings Ltd. (Insurance)	96	15,524
Repligen Corp.* (Biotechnology)	92	15,325
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	232	10,779
RH* (Specialty Retail)	29	9,722
RLI Corp. (Insurance)	74	6,416
Royal Gold, Inc. (Metals & Mining)	123	14,614
RPM International, Inc. (Chemicals)	244	20,659
Ryder System, Inc. (Road & Rail)	101	4,975
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	386	5,080
Sabre Corp. (IT Services)	585	3,814
SailPoint Technologies Holding, Inc.* (Software)	170	7,057
Sanderson Farms, Inc. (Food Products)	37	4,735
Science Applications International Corp. (IT Services)	109	8,324
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	105	3,347
SEI Investments Co. (Capital Markets)	228	11,206
Selective Insurance Group, Inc. (Insurance)	112	5,831
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	122	6,697
Sensient Technologies Corp. (Chemicals)	80	5,234
Service Corp. International (Diversified Consumer Services)	331	15,328
Service Properties Trust (Equity Real Estate Investment Trusts)	309	2,228
Signature Bank (Banks)	101	8,155
Silgan Holdings, Inc. (Containers & Packaging)	148	5,099
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	82	8,402
Simpson Manufacturing Co., Inc. (Building Products)	82	7,275
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	142	3,070
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	256	8,118
SLM Corp. (Consumer Finance)	704	6,470

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	94	$24,223
Sonoco Products Co. (Containers & Packaging)	188	9,191
Southwest Gas Holdings, Inc. (Gas Utilities)	105	6,901
Spire, Inc. (Gas Utilities)	97	5,436
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	193	5,800
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	221	4,210
Steel Dynamics, Inc. (Metals & Mining)	375	11,805
Stericycle, Inc.* (Commercial Services & Supplies)	172	10,716
Sterling Bancorp (Banks)	365	4,884
Stifel Financial Corp. (Capital Markets)	129	7,541
STORE Capital Corp. (Equity Real Estate Investment Trusts)	428	11,000
Strategic Education, Inc. (Diversified Consumer Services)	46	3,821
Sunrun, Inc.* (Electrical Equipment)	290	15,086
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	64	4,907
Syneos Health, Inc.* (Life Sciences Tools & Services)	131	6,953
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	77	10,136
Synovus Financial Corp. (Banks)	277	7,202
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	116	3,877
Taylor Morrison Home Corp.* (Household Durables)	243	5,249
TCF Financial Corp. (Banks)	286	7,782
TEGNA, Inc. (Media)	411	4,944
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	187	3,179
Tempur Sealy International, Inc.* (Household Durables)	90	8,010
Tenet Healthcare Corp.* (Health Care Providers & Services)	198	4,859
Teradata Corp.* (IT Services)	205	3,766
Terex Corp. (Machinery)	130	3,210
Tetra Tech, Inc. (Commercial Services & Supplies)	101	10,192
Texas Capital Bancshares, Inc.* (Banks)	95	4,275
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	122	8,544
The Boston Beer Co., Inc.* - Class A (Beverages)	17	17,666
The Brink's Co. (Commercial Services & Supplies)	95	4,069
The Chemours Co. (Chemicals)	308	6,203
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	228	2,020
The Goodyear Tire & Rubber Co. (Auto Components)	437	3,618
The Hain Celestial Group, Inc.* (Food Products)	157	4,828
The Hanover Insurance Group, Inc. (Insurance)	71	6,792
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	210	1,462
The Middleby Corp.* (Machinery)	104	10,352
The New York Times Co. - Class A (Media)	271	10,748
The Scotts Miracle-Gro Co. - Class A (Chemicals)	76	11,404
The Timken Co. (Machinery)	127	7,582
The Toro Co. (Machinery)	201	16,502
The Wendy's Co. (Hotels, Restaurants & Leisure)	336	7,342
Thor Industries, Inc. (Automobiles)	104	8,796
Toll Brothers, Inc. (Household Durables)	216	9,132
Tootsie Roll Industries, Inc. (Food Products)	33	986
TopBuild Corp.* (Household Durables)	62	9,500
TreeHouse Foods, Inc.* (Food Products)	106	4,117
Trex Co., Inc.* (Building Products)	217	15,090
TRI Pointe Group, Inc.* (Household Durables)	245	4,025
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	470	22,621
Trinity Industries, Inc. (Machinery)	167	3,146
TripAdvisor, Inc. (Interactive Media & Services)	180	3,440
Trustmark Corp. (Banks)	119	2,783
UGI Corp. (Gas Utilities)	391	12,645
UMB Financial Corp. (Banks)	81	4,930
Umpqua Holdings Corp. (Banks)	413	5,187
United Bankshares, Inc. (Banks)	244	6,400
United States Steel Corp. (Metals & Mining)	414	3,999
United Therapeutics Corp.* (Biotechnology)	83	11,141
Univar Solutions, Inc.* (Trading Companies & Distributors)	317	5,259
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	80	15,865
Urban Edge Properties (Equity Real Estate Investment Trusts)	206	1,936
Urban Outfitters, Inc.* (Specialty Retail)	128	2,860
Valley National Bancorp (Banks)	758	5,791
Valmont Industries, Inc. (Construction & Engineering)	40	5,678
Valvoline, Inc. (Chemicals)	347	6,825
ViaSat, Inc.* (Communications Equipment)	120	4,068
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	249	4,039
Visteon Corp.* (Auto Components)	52	4,662
Washington Federal, Inc. (Thrifts & Mortgage Finance)	142	3,023
Watsco, Inc. (Trading Companies & Distributors)	62	13,897
Webster Financial Corp. (Banks)	169	5,443
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	226	3,584
Werner Enterprises, Inc. (Road & Rail)	109	4,144
WEX, Inc.* (IT Services)	83	10,504
Williams-Sonoma, Inc. (Specialty Retail)	146	13,317
Wingstop, Inc. (Hotels, Restaurants & Leisure)	56	6,514
Wintrust Financial Corp. (Banks)	108	5,317
Woodward, Inc. (Machinery)	109	8,671

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	119	$2,505
World Wrestling Entertainment, Inc. - Class A (Entertainment)	88	3,200
Worthington Industries, Inc. (Metals & Mining)	68	3,346
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	758	3,494
WW International, Inc.* (Diversified Consumer Services)	88	1,862
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	160	5,221
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	175	8,139
XPO Logistics, Inc.* (Air Freight & Logistics)	171	15,390
Yelp, Inc.* (Interactive Media & Services)	129	2,537
TOTAL COMMON STOCKS (Cost $1,842,745)		3,164,925

Repurchase Agreements(b)(c) (23.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $990,002	$990,000	$990,000
TOTAL REPURCHASE AGREEMENTS (Cost $990,000)		990,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	7,551	$7,551
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	24	24
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	106	106
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,681)		7,681
TOTAL INVESTMENT SECURITIES (Cost $2,840,426) - 100.4%		4,162,606
Net other assets (liabilities) - (0.4)%		(18,350)

NET ASSETS - 100.0%		$4,144,256

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $7,308.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $165,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/20	0.55%	$740,108	$(17,916)
S&P MidCap 400	UBS AG	11/27/20	0.45%	252,106	(6,101)
				$992,214	$(24,017)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Mid-Cap ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$30,838	0.7%
Air Freight & Logistics	15,390	0.4%
Airlines	6,117	0.2%
Auto Components	47,443	1.1%
Automobiles	18,266	0.4%
Banks	188,828	4.6%
Beverages	17,666	0.4%
Biotechnology	59,377	1.4%
Building Products	59,949	1.5%
Capital Markets	84,102	2.0%
Chemicals	83,968	2.0%
Commercial Services & Supplies	65,964	1.6%
Communications Equipment	33,109	0.8%
Construction & Engineering	37,963	0.9%
Construction Materials	6,649	0.2%
Consumer Finance	13,445	0.3%
Containers & Packaging	32,906	0.8%
Diversified Consumer Services	39,551	1.0%
Diversified Financial Services	7,902	0.2%
Electric Utilities	39,180	1.0%
Electrical Equipment	103,553	2.5%
Electronic Equipment, Instruments & Components	116,616	2.8%
Energy Equipment & Services	3,047	0.1%
Entertainment	4,846	0.1%
Equity Real Estate Investment Trusts	270,480	6.5%
Food & Staples Retailing	32,626	0.8%
Food Products	63,194	1.5%
Gas Utilities	43,902	1.1%
Health Care Equipment & Supplies	120,155	2.9%
Health Care Providers & Services	99,410	2.4%
Hotels, Restaurants & Leisure	128,976	3.1%
Household Durables	50,338	1.2%
Household Products	4,289	0.1%
Industrial Conglomerates	12,635	0.3%
Insurance	141,062	3.4%
Interactive Media & Services	5,977	0.1%
Internet & Direct Marketing Retail	12,795	0.3%
IT Services	78,836	1.9%
Leisure Products	28,270	0.7%
Life Sciences Tools & Services	63,654	1.5%
Machinery	152,912	3.7%
Marine	4,349	0.1%
Media	36,739	0.9%
Metals & Mining	55,333	1.3%
Multiline Retail	18,089	0.4%
Multi-Utilities	20,572	0.5%
Oil, Gas & Consumable Fuels	33,490	0.8%
Paper & Forest Products	8,514	0.2%
Personal Products	8,952	0.2%
Pharmaceuticals	23,413	0.6%
Professional Services	26,000	0.6%
Real Estate Management & Development	10,947	0.3%
Road & Rail	30,329	0.7%
Semiconductors & Semiconductor Equipment	138,843	3.4%
Software	124,289	3.0%
Specialty Retail	87,958	2.1%
Technology Hardware, Storage & Peripherals	4,897	0.1%
Textiles, Apparel & Luxury Goods	32,477	0.8%
Thrifts & Mortgage Finance	23,523	0.6%
Trading Companies & Distributors	29,583	0.7%
Water Utilities	17,263	0.4%
Wireless Telecommunication Services	3,179	0.1%
Other **	979,331	23.7%
Total	$4,144,256	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (100.5%)

	Shares	Value
Aaron's Holdings Co., Inc. (Specialty Retail)	1,383	$72,276
ACI Worldwide, Inc.* (Software)	4,208	122,747
AGCO Corp. (Machinery)	1,178	90,741
Alleghany Corp. (Insurance)	259	141,655
Amedisys, Inc.* (Health Care Providers & Services)	1,173	303,806
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,387	89,417
AptarGroup, Inc. (Containers & Packaging)	1,399	159,612
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	3,697	211,838
ASGN, Inc.* (Professional Services)	1,158	77,215
Axon Enterprise, Inc.* (Aerospace & Defense)	2,295	226,975
Bank of Hawaii Corp. (Banks)	839	50,877
Bio-Techne Corp. (Life Sciences Tools & Services)	1,393	351,607
Black Hills Corp. (Multi-Utilities)	1,066	60,400
Blackbaud, Inc. (Software)	1,791	88,368
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,899	91,956
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	6,007	65,837
Brown & Brown, Inc. (Insurance)	8,485	369,183
Brunswick Corp. (Leisure Products)	1,402	89,321
Builders FirstSource, Inc.* (Building Products)	1,901	57,600
Cable One, Inc. (Media)	195	337,713
Cabot Corp. (Chemicals)	919	34,931
CACI International, Inc.* - Class A (IT Services)	907	189,137
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	7,190	322,255
Camden Property Trust (Equity Real Estate Investment Trusts)	1,935	178,484
Cantel Medical Corp. (Health Care Equipment & Supplies)	759	36,311
Carlisle Cos., Inc. (Industrial Conglomerates)	1,973	244,396
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	993	80,880
Casey's General Stores, Inc. (Food & Staples Retailing)	1,334	224,873
CDK Global, Inc. (Software)	2,678	115,422
Ceridian HCM Holding, Inc.* (Software)	2,816	242,796
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,796	408,949
Chemed Corp. (Health Care Providers & Services)	574	274,556
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	1,040	90,844
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	1,282	191,210
Ciena Corp.* (Communications Equipment)	3,443	135,620
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,993	50,562
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,113	145,522
CIT Group, Inc. (Banks)	1,677	49,388
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,852	98,100
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,050	149,300
Cognex Corp. (Electronic Equipment, Instruments & Components)	6,255	412,204
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	876	109,623
Colfax Corp.* (Machinery)	1,638	44,537
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	683	50,945
Commerce Bancshares, Inc. (Banks)	1,995	124,188
CommVault Systems, Inc.* (Software)	822	32,543
Compass Minerals International, Inc. (Metals & Mining)	883	53,316
CoreLogic, Inc. (IT Services)	1,294	99,547
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,535	183,218
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,868	41,899
Coty, Inc. - Class A (Personal Products)	4,813	13,958
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,372	136,879
Curtiss-Wright Corp. (Aerospace & Defense)	1,097	92,543
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,747	195,173
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,013	256,664
Donaldson Co., Inc. (Machinery)	2,918	138,605
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,755	88,618
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,974	296,538
Eagle Materials, Inc. (Construction Materials)	1,509	128,642
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,422	189,240
Eaton Vance Corp. (Capital Markets)	2,932	175,304
EMCOR Group, Inc. (Construction & Engineering)	913	62,257
Emergent BioSolutions, Inc.* (Biotechnology)	993	89,340
Encompass Health Corp. (Health Care Providers & Services)	1,692	103,737
Energizer Holdings, Inc. (Household Products)	2,105	82,832
Enphase Energy, Inc.* (Electrical Equipment)	3,281	321,833
EPR Properties (Equity Real Estate Investment Trusts)	1,187	28,298
Essent Group Ltd. (Thrifts & Mortgage Finance)	4,064	161,949
Essential Utilities, Inc. (Water Utilities)	4,435	182,722
Evercore Partners, Inc. - Class A (Capital Markets)	1,026	81,608
Exelixis, Inc.* (Biotechnology)	11,173	228,823
FactSet Research Systems, Inc. (Capital Markets)	1,375	421,438
Fair Isaac Corp.* (Software)	1,049	410,630
Federated Hermes, Inc. - Class B (Capital Markets)	2,445	58,436
First Financial Bankshares, Inc. (Banks)	3,286	97,956

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,034	$120,784
FirstCash, Inc. (Consumer Finance)	976	50,791
Five Below, Inc.* (Specialty Retail)	2,020	269,346
Fox Factory Holding Corp.* (Auto Components)	1,499	126,036
FTI Consulting, Inc.* (Professional Services)	1,323	130,263
Generac Holdings, Inc.* (Electrical Equipment)	2,271	477,251
Gentex Corp. (Auto Components)	8,888	245,931
Glacier Bancorp, Inc. (Banks)	2,036	72,889
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	2,724	141,975
Graco, Inc. (Machinery)	6,026	373,009
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,868	82,229
GrubHub, Inc.* (Internet & Direct Marketing Retail)	1,869	138,231
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,173	118,579
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,896	62,644
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,264	62,939
HealthEquity, Inc.* (Health Care Providers & Services)	2,773	142,782
Helen of Troy Ltd.* (Household Durables)	541	102,574
Herman Miller, Inc. (Commercial Services & Supplies)	2,129	64,871
Hexcel Corp. (Aerospace & Defense)	3,020	101,110
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,880	55,968
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,325	120,668
Hubbell, Inc. (Electrical Equipment)	1,961	285,345
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,996	38,443
IAA, Inc.* (Commercial Services & Supplies)	3,295	186,464
ICU Medical, Inc.* (Health Care Equipment & Supplies)	706	125,520
IDACORP, Inc. (Electric Utilities)	821	72,026
Ingevity Corp.* (Chemicals)	1,493	81,936
Insperity, Inc. (Professional Services)	732	56,057
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	2,559	112,852
ITT, Inc. (Machinery)	2,091	126,526
j2 Global, Inc.* (Software)	1,619	109,898
Jabil, Inc. (Electronic Equipment, Instruments & Components)	4,900	162,386
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	403	32,264
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,525	219,753
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	898	101,348
KB Home (Household Durables)	1,464	47,214
KBR, Inc. (IT Services)	5,147	114,727
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,275	107,107
Kirby Corp.* (Marine)	1,130	43,494
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	4,555	173,045
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,905	118,034
Lancaster Colony Corp. (Food Products)	346	57,484
Landstar System, Inc. (Road & Rail)	943	117,592
LendingTree, Inc.* (Thrifts & Mortgage Finance)	284	91,900
Lennox International, Inc. (Building Products)	828	224,934
LHC Group, Inc.* (Health Care Providers & Services)	1,144	247,733
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,033	117,917
Ligand Pharmaceuticals, Inc.*(a) - Class B (Biotechnology)	581	47,903
Lincoln Electric Holdings, Inc. (Machinery)	2,146	218,506
Lithia Motors, Inc. - Class A (Specialty Retail)	923	211,893
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	556	110,055
LivaNova PLC* (Health Care Equipment & Supplies)	897	45,155
LiveRamp Holdings, Inc.* (IT Services)	953	62,984
Louisiana-Pacific Corp. (Paper & Forest Products)	2,924	83,568
Lumentum Holdings, Inc.* (Communications Equipment)	2,718	224,751
Manhattan Associates, Inc.* (Software)	2,296	196,308
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,483	143,258
Masimo Corp.* (Health Care Equipment & Supplies)	1,827	408,918
MasTec, Inc.* (Construction & Engineering)	2,029	100,720
MAXIMUS, Inc. (IT Services)	1,220	82,448
MDU Resources Group, Inc. (Multi-Utilities)	3,046	72,373
MEDNAX, Inc.* (Health Care Providers & Services)	1,210	15,428
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	987	109,498
Mercury Systems, Inc.* (Aerospace & Defense)	2,025	139,482
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,993	216,021
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,526	487,710
MSA Safety, Inc. (Commercial Services & Supplies)	837	110,417
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,355	18,181
Murphy USA, Inc.* (Specialty Retail)	981	119,966
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,234	69,880
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,450	110,435
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,996	40,559
Nektar Therapeutics* (Pharmaceuticals)	2,073	32,836

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Neogen Corp.* (Health Care Equipment & Supplies)	1,235	$86,129
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,392	69,738
NewMarket Corp. (Chemicals)	173	61,880
Nordson Corp. (Machinery)	1,949	376,995
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,205	53,538
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,152	100,328
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,692	106,367
ONE Gas, Inc. (Gas Utilities)	957	66,071
Oshkosh Corp. (Machinery)	1,453	97,874
Owens Corning (Building Products)	2,070	135,523
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	760	58,216
Paylocity Holding Corp.* (Software)	1,342	248,968
Penumbra, Inc.* (Health Care Equipment & Supplies)	1,216	317,412
Perspecta, Inc. (IT Services)	4,944	88,646
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,688	62,180
Pilgrim's Pride Corp.* (Food Products)	1,133	18,966
PNM Resources, Inc. (Electric Utilities)	1,439	71,950
Polaris, Inc. (Leisure Products)	2,084	189,353
Post Holdings, Inc.* (Food Products)	1,047	89,937
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,111	46,162
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	2,311	225,184
Primerica, Inc. (Insurance)	1,430	157,643
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	725	82,672
PTC, Inc.* (Software)	1,965	164,824
Qualys, Inc.* (Software)	1,220	107,177
Quidel Corp.* (Health Care Equipment & Supplies)	1,381	370,508
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,075	52,664
Reliance Steel & Aluminum Co. (Metals & Mining)	2,307	251,440
RenaissanceRe Holdings Ltd. (Insurance)	1,853	299,667
Repligen Corp.* (Biotechnology)	1,763	293,664
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	4,476	207,954
RH* (Specialty Retail)	559	187,394
RLI Corp. (Insurance)	899	77,943
Royal Gold, Inc. (Metals & Mining)	2,372	281,817
RPM International, Inc. (Chemicals)	2,818	238,600
Sabre Corp. (IT Services)	5,412	35,286
SailPoint Technologies Holding, Inc.* (Software)	2,447	101,575
Sanderson Farms, Inc. (Food Products)	715	91,500
Science Applications International Corp. (IT Services)	947	72,322
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	2,019	64,366
SEI Investments Co. (Capital Markets)	4,396	216,063
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,202	65,978
Service Corp. International (Diversified Consumer Services)	3,249	150,461
Silgan Holdings, Inc. (Containers & Packaging)	1,706	58,772
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,583	162,194
Simpson Manufacturing Co., Inc. (Building Products)	1,583	140,444
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,366	29,533
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,927	156,235
SLM Corp. (Consumer Finance)	6,789	62,391
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,812	466,934
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,564	46,998
Steel Dynamics, Inc. (Metals & Mining)	3,540	111,439
Stericycle, Inc.* (Commercial Services & Supplies)	1,456	90,709
Stifel Financial Corp. (Capital Markets)	1,216	71,087
STORE Capital Corp. (Equity Real Estate Investment Trusts)	6,432	165,302
Strategic Education, Inc. (Diversified Consumer Services)	466	38,706
Sunrun, Inc.* (Electrical Equipment)	3,576	186,024
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	754	57,809
Syneos Health, Inc.* (Life Sciences Tools & Services)	2,526	134,080
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	960	32,083
Tempur Sealy International, Inc.* (Household Durables)	1,734	154,326
Teradata Corp.* (IT Services)	1,539	28,271
Tetra Tech, Inc. (Commercial Services & Supplies)	1,947	196,471
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,205	84,386
The Boston Beer Co., Inc.* - Class A (Beverages)	329	341,889
The Brink's Co. (Commercial Services & Supplies)	1,826	78,208
The Middleby Corp.* (Machinery)	1,166	116,064
The New York Times Co. - Class A (Media)	3,445	136,629
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,473	221,024
The Timken Co. (Machinery)	2,443	145,847
The Toro Co. (Machinery)	3,879	318,466
The Wendy's Co. (Hotels, Restaurants & Leisure)	3,755	82,047
Toll Brothers, Inc. (Household Durables)	2,077	87,816
Tootsie Roll Industries, Inc. (Food Products)	292	8,725
TopBuild Corp.* (Household Durables)	1,198	183,545
Trex Co., Inc.* (Building Products)	4,186	291,095
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	9,044	435,287

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,551	$307,579
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,832	17,221
Valmont Industries, Inc. (Construction & Engineering)	353	50,108
Valvoline, Inc. (Chemicals)	3,614	71,087
ViaSat, Inc.* (Communications Equipment)	1,183	40,104
Visteon Corp.* (Auto Components)	714	64,010
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,727	36,768
Watsco, Inc. (Trading Companies & Distributors)	605	135,605
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,919	30,435
Werner Enterprises, Inc. (Road & Rail)	967	36,765
WEX, Inc.* (IT Services)	1,593	201,594
Williams-Sonoma, Inc. (Specialty Retail)	1,941	177,039
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,068	124,240
Woodward, Inc. (Machinery)	2,097	166,816
World Wrestling Entertainment, Inc. - Class A (Entertainment)	965	35,087
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	14,606	67,334
WW International, Inc.* (Diversified Consumer Services)	883	18,684
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,327	43,300
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	3,366	156,553
Yelp, Inc.* (Interactive Media & Services)	2,488	48,939
TOTAL COMMON STOCKS (Cost $30,104,332)		34,123,884

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $29,000	$29,000	$29,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,000)		29,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(d)	39,406	$39,406
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(d)	127	127
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(d)	554	554
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,087)		40,087
TOTAL INVESTMENT SECURITIES (Cost $30,173,419) - 100.7%		34,192,971
Net other assets (liabilities) - (0.7)%		(238,265)

NET ASSETS - 100.0%		$33,954,706

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $38,999.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$560,110	1.7%
Auto Components	435,977	1.3%
Banks	395,298	1.2%
Beverages	341,890	1.0%
Biotechnology	871,568	2.6%
Building Products	849,596	2.5%
Capital Markets	1,023,936	3.0%
Chemicals	709,458	2.1%
Commercial Services & Supplies	825,240	2.4%
Communications Equipment	400,475	1.2%
Construction & Engineering	213,085	0.6%
Construction Materials	128,642	0.4%
Consumer Finance	113,182	0.3%
Containers & Packaging	218,384	0.6%
Diversified Consumer Services	207,851	0.6%
Electric Utilities	206,620	0.6%
Electrical Equipment	1,270,453	3.7%
Electronic Equipment, Instruments & Components	1,299,435	3.8%
Entertainment	35,087	0.1%
Equity Real Estate Investment Trusts	2,778,728	8.2%
Food & Staples Retailing	307,102	0.9%
Food Products	266,612	0.8%
Gas Utilities	66,071	0.2%
Health Care Equipment & Supplies	1,937,565	5.7%
Health Care Providers & Services	1,088,042	3.2%
Hotels, Restaurants & Leisure	1,810,967	5.3%
Household Durables	575,475	1.7%
Household Products	82,832	0.3%
Industrial Conglomerates	244,395	0.7%
Insurance	1,046,091	3.1%
Interactive Media & Services	48,939	0.2%
Internet & Direct Marketing Retail	138,231	0.4%
IT Services	974,962	2.9%
Leisure Products	278,674	0.8%
Life Sciences Tools & Services	1,229,318	3.6%
Machinery	2,213,987	6.5%
Marine	43,494	0.1%
Media	474,341	1.4%
Metals & Mining	698,012	2.1%
Multiline Retail	100,328	0.3%
Multi-Utilities	132,772	0.4%
Oil, Gas & Consumable Fuels	136,077	0.4%
Paper & Forest Products	83,568	0.3%
Personal Products	13,958	NM
Pharmaceuticals	252,589	0.7%
Professional Services	263,535	0.8%
Real Estate Management & Development	101,348	0.3%
Road & Rail	327,402	1.0%
Semiconductors & Semiconductor Equipment	2,059,047	6.1%
Software	1,941,256	5.7%
Specialty Retail	1,037,914	3.1%
Technology Hardware, Storage & Peripherals	40,559	0.1%
Textiles, Apparel & Luxury Goods	544,724	1.6%
Thrifts & Mortgage Finance	360,355	1.1%
Trading Companies & Distributors	135,605	0.4%
Water Utilities	182,722	0.5%
Other **	(169,178)	(0.6)%
Total	$33,954,706	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (99.3%)

	Shares	Value
Aaron's Holdings Co., Inc. (Specialty Retail)	197	$10,295
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	612	21,818
Acuity Brands, Inc. (Electrical Equipment)	272	24,245
Adient PLC* (Auto Components)	646	13,708
Adtalem Global Education, Inc.* (Diversified Consumer Services)	359	8,415
AECOM* (Construction & Engineering)	1,104	49,503
Affiliated Managers Group, Inc. (Capital Markets)	320	24,118
AGCO Corp. (Machinery)	197	15,175
Alleghany Corp. (Insurance)	49	26,800
ALLETE, Inc. (Electric Utilities)	359	18,517
Alliance Data Systems Corp. (IT Services)	329	16,957
AMC Networks, Inc.*(a) - Class A (Media)	205	4,356
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	492	18,430
American Eagle Outfitters, Inc. (Specialty Retail)	1,026	14,066
American Financial Group, Inc. (Insurance)	494	37,020
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,971	11,294
AptarGroup, Inc. (Containers & Packaging)	178	20,308
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	534	41,593
ASGN, Inc.* (Professional Services)	142	9,469
Ashland Global Holdings, Inc. (Chemicals)	375	26,164
Associated Banc-Corp. (Banks)	1,059	14,498
AutoNation, Inc.* (Specialty Retail)	404	22,919
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	329	11,630
Avient Corp. (Chemicals)	629	19,543
Avis Budget Group, Inc.* (Road & Rail)	356	11,987
Avnet, Inc. (Electronic Equipment, Instruments & Components)	679	16,751
BancorpSouth Bank (Banks)	667	15,614
Bank of Hawaii Corp. (Banks)	118	7,156
Bank OZK (Banks)	832	20,617
Belden, Inc. (Electronic Equipment, Instruments & Components)	307	9,480
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	949	36,337
Black Hills Corp. (Multi-Utilities)	228	12,918
Brighthouse Financial, Inc.* (Insurance)	640	21,184
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	902	9,886
Brunswick Corp. (Leisure Products)	279	17,775
Builders FirstSource, Inc.* (Building Products)	442	13,393
Cabot Corp. (Chemicals)	213	8,096
Camden Property Trust (Equity Real Estate Investment Trusts)	301	27,764
Cantel Medical Corp. (Health Care Equipment & Supplies)	115	5,502
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	111	9,041
Cathay General Bancorp (Banks)	513	12,071
CDK Global, Inc. (Software)	327	14,094
Ceridian HCM Holding, Inc.* (Software)	359	30,954
ChampionX Corp.* (Energy Equipment & Services)	1,281	11,183
Ciena Corp.* (Communications Equipment)	404	15,913
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	324	8,220
Cinemark Holdings, Inc.(a) (Entertainment)	740	6,061
CIT Group, Inc. (Banks)	359	10,573
CNO Financial Group, Inc. (Insurance)	978	17,360
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,547	15,006
Colfax Corp.* (Machinery)	381	10,359
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	79	5,893
Commerce Bancshares, Inc. (Banks)	310	19,298
Commercial Metals Co. (Metals & Mining)	820	16,933
CommVault Systems, Inc.* (Software)	165	6,532
Compass Minerals International, Inc. (Metals & Mining)	66	3,985
CoreLogic, Inc. (IT Services)	301	23,156
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	417	9,353
Coty, Inc. - Class A (Personal Products)	1,038	3,010
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	165	18,780
Crane Co. (Machinery)	341	17,306
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	758	48,209
Cullen/Frost Bankers, Inc. (Banks)	385	27,054
Curtiss-Wright Corp. (Aerospace & Defense)	77	6,496
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	282	20,036
Dana, Inc. (Auto Components)	997	13,948
Darling Ingredients, Inc.* (Food Products)	1,114	47,901
Dick's Sporting Goods, Inc. (Specialty Retail)	450	25,493
Domtar Corp. (Paper & Forest Products)	380	9,075
Donaldson Co., Inc. (Machinery)	311	14,773
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	420	9,912
Dycom Industries, Inc.* (Construction & Engineering)	218	14,157
East West Bancorp, Inc. (Banks)	977	35,641
Eaton Vance Corp. (Capital Markets)	226	13,513
Edgewell Personal Care Co.* (Personal Products)	373	9,780
EMCOR Group, Inc. (Construction & Engineering)	203	13,843
Emergent BioSolutions, Inc.* (Biotechnology)	121	10,886
Encompass Health Corp. (Health Care Providers & Services)	363	22,255
EnerSys (Electrical Equipment)	291	20,836
Enphase Energy, Inc.* (Electrical Equipment)	241	23,640
EPR Properties (Equity Real Estate Investment Trusts)	288	6,866
EQT Corp. (Oil, Gas & Consumable Fuels)	1,897	28,720
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,803	20,350
Essential Utilities, Inc. (Water Utilities)	691	28,469

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Evercore Partners, Inc. - Class A (Capital Markets)	82	$6,522
F.N.B. Corp. (Banks)	2,226	16,829
Federated Hermes, Inc. - Class B (Capital Markets)	190	4,541
First American Financial Corp. (Insurance)	769	34,290
First Financial Bankshares, Inc. (Banks)	353	10,523
First Horizon National Corp. (Banks)	3,813	39,693
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	298	11,863
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	585	50,921
FirstCash, Inc. (Consumer Finance)	100	5,204
Flowers Foods, Inc. (Food Products)	1,354	31,927
Fluor Corp. (Construction & Engineering)	862	9,784
Foot Locker, Inc. (Specialty Retail)	718	26,479
Fulton Financial Corp. (Banks)	1,121	12,320
GATX Corp. (Trading Companies & Distributors)	239	16,319
Genworth Financial, Inc.* - Class A (Insurance)	3,485	13,696
Glacier Bancorp, Inc. (Banks)	269	9,630
Graham Holdings Co. - Class B (Diversified Consumer Services)	26	9,889
Grand Canyon Education, Inc.* (Diversified Consumer Services)	325	25,470
Greif, Inc. - Class A (Containers & Packaging)	183	7,428
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	217	9,552
GrubHub, Inc.* (Internet & Direct Marketing Retail)	280	20,709
H&R Block, Inc. (Diversified Consumer Services)	1,328	22,921
Haemonetics Corp.* (Health Care Equipment & Supplies)	126	12,737
Hancock Whitney Corp. (Banks)	593	13,562
Harley-Davidson, Inc. (Automobiles)	1,056	34,722
Hawaiian Electric Industries, Inc. (Electric Utilities)	393	12,985
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	505	14,039
Healthcare Services Group, Inc. (Commercial Services & Supplies)	510	11,669
Helen of Troy Ltd.* (Household Durables)	71	13,462
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	359	10,687
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	205	18,670
HNI Corp. (Commercial Services & Supplies)	292	9,505
Home BancShares, Inc. (Banks)	1,048	17,397
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	676	13,020
IAA, Inc.* (Commercial Services & Supplies)	293	16,581
IDACORP, Inc. (Electric Utilities)	191	16,756
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	714	32,466
Ingredion, Inc. (Food Products)	462	32,751
Insperity, Inc. (Professional Services)	109	8,347
Interactive Brokers Group, Inc. - Class A (Capital Markets)	546	25,974
InterDigital, Inc. (Communications Equipment)	212	11,868
International Bancshares Corp. (Banks)	384	10,629
ITT, Inc. (Machinery)	196	11,860
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	79	6,325
Janus Henderson Group PLC (Capital Markets)	1,038	25,223
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	91	13,113
JBG Smith Properties (Equity Real Estate Investment Trusts)	774	18,073
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,488	29,031
JetBlue Airways Corp.* (Airlines)	1,875	22,444
John Wiley & Sons, Inc. - Class A (Media)	300	9,288
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	187	21,105
KAR Auction Services, Inc. (Commercial Services & Supplies)	891	12,973
KB Home (Household Durables)	327	10,546
Kemper Corp. (Insurance)	423	26,082
Kennametal, Inc. (Machinery)	571	17,700
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	288	13,559
Kirby Corp.* (Marine)	197	7,583
Kohl's Corp. (Multiline Retail)	1,088	23,164
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	231	14,313
Lancaster Colony Corp. (Food Products)	69	11,464
Landstar System, Inc. (Road & Rail)	83	10,350
Lear Corp. (Auto Components)	375	45,304
Lennox International, Inc. (Building Products)	80	21,733
Life Storage, Inc. (Equity Real Estate Investment Trusts)	126	14,383
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	64	12,668
LivaNova PLC* (Health Care Equipment & Supplies)	165	8,306
LiveRamp Holdings, Inc.* (IT Services)	271	17,910
Louisiana-Pacific Corp. (Paper & Forest Products)	216	6,173
ManpowerGroup, Inc. (Professional Services)	402	27,284
Mattel, Inc.* (Leisure Products)	2,389	32,897
MAXIMUS, Inc. (IT Services)	190	12,840
MDU Resources Group, Inc. (Multi-Utilities)	801	19,033
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,641	64,882
MEDNAX, Inc.* (Health Care Providers & Services)	359	4,577
Mercury General Corp. (Insurance)	185	7,531
Minerals Technologies, Inc. (Chemicals)	233	12,743
Molina Healthcare, Inc.* (Health Care Providers & Services)	408	76,079

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
MSA Safety, Inc. (Commercial Services & Supplies)	88	$11,609
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	312	21,734
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	550	4,246
National Fuel Gas Co. (Gas Utilities)	626	25,015
National Instruments Corp. (Electronic Equipment, Instruments & Components)	481	15,046
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	540	17,285
Navient Corp. (Consumer Finance)	1,337	10,709
NCR Corp.* (Technology Hardware, Storage & Peripherals)	503	10,221
Nektar Therapeutics* (Pharmaceuticals)	837	13,259
Neogen Corp.* (Health Care Equipment & Supplies)	131	9,136
NetScout Systems, Inc.* (Communications Equipment)	500	10,260
New Jersey Resources Corp. (Gas Utilities)	660	19,259
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,600	13,296
NewMarket Corp. (Chemicals)	18	6,438
Nordstrom, Inc.(a) (Multiline Retail)	747	9,039
NorthWestern Corp. (Multi-Utilities)	349	18,193
Nu Skin Enterprises, Inc. - Class A (Personal Products)	355	17,520
NuVasive, Inc.* (Health Care Equipment & Supplies)	124	5,509
nVent Electric PLC (Electrical Equipment)	1,170	21,119
OGE Energy Corp. (Electric Utilities)	1,375	42,309
O-I Glass, Inc. (Containers & Packaging)	1,083	10,213
Old Republic International Corp. (Insurance)	1,947	31,697
Olin Corp. (Chemicals)	981	16,236
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	170	14,805
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	858	24,719
ONE Gas, Inc. (Gas Utilities)	183	12,634
Oshkosh Corp. (Machinery)	192	12,933
Owens Corning (Building Products)	351	22,979
PacWest Bancorp (Banks)	805	15,488
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	80	6,128
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,623	16,116
Patterson Cos., Inc. (Health Care Providers & Services)	596	14,826
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	905	10,842
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	989	53,385
Physicians Realty Trust (Equity Real Estate Investment Trusts)	732	12,342
Pilgrim's Pride Corp.* (Food Products)	120	2,009
Pinnacle Financial Partners, Inc. (Banks)	519	23,765
PNM Resources, Inc. (Electric Utilities)	274	13,700
Post Holdings, Inc.* (Food Products)	233	20,015
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	250	10,388
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	346	11,428
Prosperity Bancshares, Inc. (Banks)	638	35,160
PTC, Inc.* (Software)	346	29,022
Rayonier, Inc. (Equity Real Estate Investment Trusts)	546	13,857
Regal Beloit Corp. (Electrical Equipment)	280	27,621
Reinsurance Group of America, Inc. (Insurance)	468	47,276
RLI Corp. (Insurance)	101	8,757
RPM International, Inc. (Chemicals)	359	30,396
Ryder System, Inc. (Road & Rail)	370	18,226
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,417	18,648
Sabre Corp. (IT Services)	1,119	7,296
SailPoint Technologies Holding, Inc.* (Software)	157	6,517
Science Applications International Corp. (IT Services)	219	16,725
Selective Insurance Group, Inc. (Insurance)	412	21,449
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	219	12,021
Sensient Technologies Corp. (Chemicals)	291	19,040
Service Corp. International (Diversified Consumer Services)	594	27,507
Service Properties Trust (Equity Real Estate Investment Trusts)	1,137	8,198
Signature Bank (Banks)	368	29,712
Silgan Holdings, Inc. (Containers & Packaging)	216	7,441
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	261	5,643
SLM Corp. (Consumer Finance)	1,293	11,883
Sonoco Products Co. (Containers & Packaging)	691	33,783
Southwest Gas Holdings, Inc. (Gas Utilities)	385	25,302
Spire, Inc. (Gas Utilities)	355	19,894
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	410	12,321
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	813	15,488
Steel Dynamics, Inc. (Metals & Mining)	700	22,036
Stericycle, Inc.* (Commercial Services & Supplies)	354	22,053
Sterling Bancorp (Banks)	1,340	17,929
Stifel Financial Corp. (Capital Markets)	239	13,972
STORE Capital Corp. (Equity Real Estate Investment Trusts)	348	8,944
Strategic Education, Inc. (Diversified Consumer Services)	79	6,562
Sunrun, Inc.* (Electrical Equipment)	383	19,924
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	91	6,977
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	282	37,122
Synovus Financial Corp. (Banks)	1,014	26,364
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	240	8,021

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Taylor Morrison Home Corp.* (Household Durables)	891	$19,245
TCF Financial Corp. (Banks)	1,048	28,516
TEGNA, Inc. (Media)	1,510	18,165
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	686	11,662
Tenet Healthcare Corp.* (Health Care Providers & Services)	723	17,742
Teradata Corp.* (IT Services)	459	8,432
Terex Corp. (Machinery)	476	11,752
Texas Capital Bancshares, Inc.* (Banks)	348	15,660
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	219	15,337
The Chemours Co. (Chemicals)	1,130	22,758
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	838	7,425
The Goodyear Tire & Rubber Co. (Auto Components)	1,607	13,306
The Hain Celestial Group, Inc.* (Food Products)	575	17,681
The Hanover Insurance Group, Inc. (Insurance)	260	24,872
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	777	5,408
The Middleby Corp.* (Machinery)	163	16,225
The New York Times Co. - Class A (Media)	338	13,405
The Wendy's Co. (Hotels, Restaurants & Leisure)	516	11,275
Thor Industries, Inc. (Automobiles)	380	32,140
Toll Brothers, Inc. (Household Durables)	398	16,827
Tootsie Roll Industries, Inc. (Food Products)	66	1,972
TreeHouse Foods, Inc.* (Food Products)	389	15,109
TRI Pointe Group, Inc.* (Household Durables)	897	14,738
Trinity Industries, Inc. (Machinery)	614	11,568
TripAdvisor, Inc. (Interactive Media & Services)	665	12,708
Trustmark Corp. (Banks)	436	10,198
UGI Corp. (Gas Utilities)	1,436	46,441
UMB Financial Corp. (Banks)	298	18,139
Umpqua Holdings Corp. (Banks)	1,518	19,066
United Bankshares, Inc. (Banks)	891	23,371
United States Steel Corp. (Metals & Mining)	1,520	14,683
United Therapeutics Corp.* (Biotechnology)	305	40,941
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,163	19,294
Urban Edge Properties (Equity Real Estate Investment Trusts)	410	3,854
Urban Outfitters, Inc.* (Specialty Retail)	470	10,500
Valley National Bancorp (Banks)	2,784	21,270
Valmont Industries, Inc. (Construction & Engineering)	79	11,214
Valvoline, Inc. (Chemicals)	587	11,546
ViaSat, Inc.* (Communications Equipment)	214	7,255
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	915	14,841
Visteon Corp.* (Auto Components)	58	5,200
Washington Federal, Inc. (Thrifts & Mortgage Finance)	194	4,130
Watsco, Inc. (Trading Companies & Distributors)	111	24,880
Webster Financial Corp. (Banks)	620	19,970
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	463	7,343
Werner Enterprises, Inc. (Road & Rail)	214	8,136
Williams-Sonoma, Inc. (Specialty Retail)	166	15,141
Wintrust Financial Corp. (Banks)	399	19,643
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	438	9,220
World Wrestling Entertainment, Inc. - Class A (Entertainment)	139	5,054
Worthington Industries, Inc. (Metals & Mining)	250	12,303
WW International, Inc.* (Diversified Consumer Services)	155	3,280
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	334	10,898
XPO Logistics, Inc.* (Air Freight & Logistics)	629	56,610
TOTAL COMMON STOCKS (Cost $4,275,580)		5,110,397

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $27,000	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000

Collateral for Securities Loaned(c) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(d)	21,846	$21,846
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(d)	70	70
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(d)	307	307
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,223)		22,223
TOTAL INVESTMENT SECURITIES (Cost $4,324,803) - 100.2%		5,159,620
Net other assets (liabilities) - (0.2)%		(11,222)

NET ASSETS - 100.0%		$5,148,398

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $21,023.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$6,496	0.1%
Air Freight & Logistics	56,610	1.1%
Airlines	22,444	0.4%
Auto Components	91,465	1.8%
Automobiles	66,862	1.3%
Banks	617,355	12.0%
Biotechnology	51,826	1.0%
Building Products	58,105	1.1%
Capital Markets	113,863	2.2%
Chemicals	172,961	3.4%
Commercial Services & Supplies	84,390	1.6%
Communications Equipment	45,296	0.9%
Construction & Engineering	98,501	1.9%
Consumer Finance	27,796	0.5%
Containers & Packaging	79,173	1.5%
Diversified Consumer Services	104,045	2.0%
Diversified Financial Services	29,031	0.6%
Electric Utilities	104,267	2.0%
Electrical Equipment	137,385	2.7%
Electronic Equipment, Instruments & Components	179,967	3.5%
Energy Equipment & Services	11,183	0.2%
Entertainment	11,115	0.2%
Equity Real Estate Investment Trusts	462,777	9.0%
Food & Staples Retailing	61,377	1.2%
Food Products	180,830	3.5%
Gas Utilities	148,545	2.9%
Health Care Equipment & Supplies	71,490	1.4%
Health Care Providers & Services	157,298	3.1%
Hotels, Restaurants & Leisure	127,772	2.5%
Household Durables	74,818	1.5%
Insurance	318,014	6.2%
Interactive Media & Services	12,708	0.2%
Internet & Direct Marketing Retail	20,709	0.4%
IT Services	103,316	2.0%
Leisure Products	50,672	1.0%
Machinery	139,652	2.7%
Marine	7,582	0.2%
Media	45,215	0.9%
Metals & Mining	69,940	1.4%
Multiline Retail	47,007	0.9%
Multi-Utilities	50,144	1.0%
Oil, Gas & Consumable Fuels	97,056	1.9%
Paper & Forest Products	15,248	0.3%
Personal Products	30,309	0.6%
Pharmaceuticals	37,800	0.7%
Professional Services	45,099	0.9%
Real Estate Management & Development	21,105	0.4%
Road & Rail	48,699	0.9%
Semiconductors & Semiconductor Equipment	118,128	2.3%
Software	87,119	1.7%
Specialty Retail	124,894	2.4%
Technology Hardware, Storage & Peripherals	10,221	0.2%
Textiles, Apparel & Luxury Goods	14,934	0.3%
Thrifts & Mortgage Finance	17,426	0.3%
Trading Companies & Distributors	82,226	1.6%
Water Utilities	28,469	0.6%
Wireless Telecommunication Services	11,662	0.2%
Other **	38,001	0.7%
Total	$5,148,398	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (46.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,565	$345,707
Adobe, Inc.* (Software)	2,837	1,268,422
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,944	522,814
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,296	149,221
Align Technology, Inc.* (Health Care Equipment & Supplies)	467	198,979
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,599	2,584,160
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,547	2,507,702
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,323	7,052,977
Amgen, Inc. (Biotechnology)	3,465	751,698
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,184	258,870
ANSYS, Inc.* (Software)	507	154,316
Apple, Inc. (Technology Hardware, Storage & Peripherals)	79,304	8,633,033
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,402	319,960
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	452	163,267
Autodesk, Inc.* (Software)	1,296	305,260
Automatic Data Processing, Inc. (IT Services)	2,543	401,692
Baidu, Inc.*ADR (Interactive Media & Services)	1,663	221,262
Biogen, Inc.* (Biotechnology)	937	236,190
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,072	79,789
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	242	392,645
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,365	826,875
Cadence Design Systems, Inc.* (Software)	1,650	180,461
CDW Corp. (Electronic Equipment, Instruments & Components)	844	103,474
Cerner Corp. (Health Care Technology)	1,806	126,583
Charter Communications, Inc.* - Class A (Media)	1,212	731,830
Check Point Software Technologies Ltd.* (Software)	829	94,141
Cintas Corp. (Commercial Services & Supplies)	612	192,505
Cisco Systems, Inc. (Communications Equipment)	24,974	896,567
Citrix Systems, Inc. (Software)	730	82,687
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,207	229,044
Comcast Corp. - Class A (Media)	26,964	1,138,960
Copart, Inc.* (Commercial Services & Supplies)	1,389	153,290
Costco Wholesale Corp. (Food & Staples Retailing)	2,614	934,819
CSX Corp. (Road & Rail)	4,525	357,204
DexCom, Inc.* (Health Care Equipment & Supplies)	566	180,882
DocuSign, Inc.* (Software)	1,094	221,262
Dollar Tree, Inc.* (Multiline Retail)	1,404	126,809
eBay, Inc. (Internet & Direct Marketing Retail)	4,139	197,141
Electronic Arts, Inc.* (Entertainment)	1,708	204,670
Exelon Corp. (Electric Utilities)	5,765	229,966
Expedia Group, Inc. (Internet & Direct Marketing Retail)	802	75,508
Facebook, Inc.* - Class A (Interactive Media & Services)	11,148	2,933,150
Fastenal Co. (Trading Companies & Distributors)	3,393	146,679
Fiserv, Inc.* (IT Services)	3,961	378,157
Fox Corp. - Class A (Media)	2,033	53,915
Fox Corp. - Class B (Media)	1,544	40,360
Gilead Sciences, Inc. (Biotechnology)	7,415	431,182
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	503	213,684
Illumina, Inc.* (Life Sciences Tools & Services)	864	252,893
Incyte Corp.* (Biotechnology)	1,294	112,112
Intel Corp. (Semiconductors & Semiconductor Equipment)	25,156	1,113,908
Intuit, Inc. (Software)	1,548	487,125
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	692	461,620
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,429	442,572
Keurig Dr Pepper, Inc. (Beverages)	8,315	223,674
KLA Corp. (Semiconductors & Semiconductor Equipment)	919	181,208
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	861	294,531
Liberty Global PLC* - Class A (Media)	1,078	20,460
Liberty Global PLC* - Class C (Media)	2,359	44,019
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	736	234,997
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,918	178,144
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,577	109,838
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	294	356,931
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,493	156,884
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,570	330,734
Microsoft Corp. (Software)	35,090	7,104,671
Moderna, Inc.* (Biotechnology)	2,334	157,475
Mondelez International, Inc. - Class A (Food Products)	8,447	448,705
Monster Beverage Corp.* (Beverages)	3,119	238,822
NetEase, Inc.ADR (Entertainment)	2,122	184,168
Netflix, Inc.* (Entertainment)	2,608	1,240,730
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,649	1,829,463
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,652	223,218

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	439	$191,668
PACCAR, Inc. (Machinery)	2,048	174,858
Paychex, Inc. (IT Services)	2,122	174,535
PayPal Holdings, Inc.* (IT Services)	6,940	1,291,742
PepsiCo, Inc. (Beverages)	8,190	1,091,644
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,707	153,596
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,673	823,181
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	619	336,464
Ross Stores, Inc. (Specialty Retail)	2,105	179,283
Seagen, Inc.* (Biotechnology)	1,029	171,637
Sirius XM Holdings, Inc.(a) (Media)	25,667	147,072
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	988	139,595
Splunk, Inc.* (Software)	939	185,960
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,914	601,241
Synopsys, Inc.* (Software)	898	192,046
Take-Two Interactive Software, Inc.* (Entertainment)	676	104,726
Tesla, Inc.* (Automobiles)	5,512	2,138,876
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,417	783,244
The Kraft Heinz Co. (Food Products)	7,231	221,196
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,322	802,272
Trip.com Group Ltd.*ADR (Internet & Direct Marketing Retail)	3,093	88,955
Ulta Beauty, Inc.* (Specialty Retail)	333	68,854
VeriSign, Inc.* (IT Services)	679	129,485
Verisk Analytics, Inc. - Class A (Professional Services)	960	170,851
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,540	320,874
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,127	174,523
Workday, Inc.* - Class A (Software)	1,047	219,996
Xcel Energy, Inc. (Electric Utilities)	3,107	217,583
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,445	171,507
Zoom Video Communications, Inc.* - Class A (Software)	1,077	496,400
TOTAL COMMON STOCKS (Cost $18,160,737)		66,422,535

Repurchase Agreements(b)(c) (25.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $36,350,080	$36,350,000	$36,350,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,350,000)		36,350,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	135,715	$135,715
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	438	438
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	1,907	1,907
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $138,060)		138,060
TOTAL INVESTMENT SECURITIES (Cost $54,648,797) - 72.5%		102,910,595
Net other assets (liabilities) - 27.5%		39,056,809

NET ASSETS - 100.0%		$141,967,404

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $131,847.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $4,672,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
NYS	New York Shares
ADR	American Depositary Receipt

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	105	12/21/20	$23,197,125	$(236,672)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/20	0.65%	$49,623,988	$(1,393,889)
Nasdaq-100 Index	UBS AG	11/27/20	0.90%	2,612,539	(738,057)
				$52,236,527	$(2,131,946)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Automobiles	$2,138,876	1.5%
Beverages	1,554,140	1.1%
Biotechnology	2,746,642	1.9%
Commercial Services & Supplies	345,795	0.3%
Communications Equipment	896,567	0.6%
Electric Utilities	447,549	0.3%
Electronic Equipment, Instruments & Components	103,474	0.1%
Entertainment	2,080,001	1.5%
Food & Staples Retailing	1,109,342	0.8%
Food Products	669,901	0.5%
Health Care Equipment & Supplies	1,055,165	0.7%
Health Care Technology	126,583	0.1%
Hotels, Restaurants & Leisure	779,385	0.6%
Interactive Media & Services	8,246,275	5.8%
Internet & Direct Marketing Retail	8,760,324	6.2%
IT Services	2,604,655	1.8%
Life Sciences Tools & Services	252,893	0.2%
Machinery	174,858	0.1%
Media	2,176,616	1.5%
Multiline Retail	126,809	0.1%
Professional Services	170,851	0.1%
Road & Rail	357,204	0.3%
Semiconductors & Semiconductor Equipment	8,249,097	5.8%
Software	10,992,747	7.7%
Specialty Retail	439,805	0.3%
Technology Hardware, Storage & Peripherals	8,633,033	6.1%
Textiles, Apparel & Luxury Goods	234,997	0.2%
Trading Companies & Distributors	146,679	0.1%
Wireless Telecommunication Services	802,272	0.6%
Other **	75,544,869	53.1%
Total	$141,967,404	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (73.6%)

	Shares	Value
Apache Corp. (Oil, Gas & Consumable Fuels)	4,086	$33,914
Baker Hughes Co. - Class A (Energy Equipment & Services)	7,107	104,970
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,315	76,764
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,486	119,005
Chevron Corp. (Oil, Gas & Consumable Fuels)	20,844	1,448,658
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,105	28,034
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	2,130	88,416
ConocoPhillips (Oil, Gas & Consumable Fuels)	11,614	332,393
Continental Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	672	8,084
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4,140	36,970
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,709	44,366
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	6,306	215,917
EQT Corp. (Oil, Gas & Consumable Fuels)	2,982	45,147
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,399	31,937
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	45,785	1,493,507
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	919	79,994
Halliburton Co. (Energy Equipment & Services)	9,509	114,679
Hess Corp. (Oil, Gas & Consumable Fuels)	2,959	110,134
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,613	29,857
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	21,078	250,828
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	8,546	33,842
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,046	207,857
National Oilwell Varco, Inc. (Energy Equipment & Services)	4,201	35,288
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	9,067	82,782
OGE Energy Corp. (Electric Utilities)	2,168	66,709
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	4,810	139,490
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,810	25,852
Parsley Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	3,228	32,312
Phillips 66 (Oil, Gas & Consumable Fuels)	4,728	220,608
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,780	141,617
Schlumberger, Ltd. (Energy Equipment & Services)	15,031	224,564
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,524	40,510
TechnipFMC PLC (Energy Equipment & Services)	4,572	25,283
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	13,142	252,195
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	4,415	170,463
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,370	20,146
TOTAL COMMON STOCKS (Cost $5,358,910)		6,413,092

Repurchase Agreements(b)(c) (31.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $2,693,006	$2,693,000	$2,693,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,693,000)		2,693,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	5,728	$5,728
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	19	19
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	80	80
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,827)		5,827
TOTAL INVESTMENT SECURITIES (Cost $8,057,737) - 104.7%		9,111,919
Net other assets (liabilities) - (4.7)%		(412,451)

NET ASSETS - 100.0%		$8,699,468

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $5,498.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $2,035,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/20	0.60%	$2,930,804	$(201,251)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/20	0.10%	3,707,364	(186,181)
				$6,638,168	$(387,432)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Electric Utilities	$66,709	0.8%
Energy Equipment & Services	504,784	5.8%
Oil, Gas & Consumable Fuels	5,761,605	66.3%
Semiconductors & Semiconductor Equipment	79,994	0.9%
Other **	2,286,376	26.2%
Total	$8,699,468	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (75.0%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	29,373	$174,182
Baker Hughes Co. - Class A (Energy Equipment & Services)	21,224	313,478
Bristow Group, Inc.* (Energy Equipment & Services)	5,400	112,212
Cactus, Inc. - Class A (Energy Equipment & Services)	10,854	184,518
ChampionX Corp.* (Energy Equipment & Services)	31,347	273,659
Core Laboratories N.V. (Energy Equipment & Services)	10,170	146,957
DMC Global, Inc.(a) (Machinery)	3,376	120,084
Dril-Quip, Inc.* (Energy Equipment & Services)	8,016	207,614
Halliburton Co. (Energy Equipment & Services)	99,494	1,199,898
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	32,247	79,973
Helmerich & Payne, Inc. (Energy Equipment & Services)	20,072	298,471
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	13,579	90,708
Nabors Industries, Ltd.*(a) (Energy Equipment & Services)	1,467	41,692
National Oilwell Varco, Inc. (Energy Equipment & Services)	26,059	218,896
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	36,749	69,456
Oceaneering International, Inc.* (Energy Equipment & Services)	22,700	92,616
Oil States International, Inc.* (Energy Equipment & Services)	13,952	34,740
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	42,844	109,681
ProPetro Holding Corp.* (Energy Equipment & Services)	18,453	72,889
Schlumberger, Ltd. (Energy Equipment & Services)	80,516	1,202,909
SEACOR Holdings, Inc.* (Energy Equipment & Services)	4,372	133,914
Select Energy Services, Inc.* (Energy Equipment & Services)	14,302	43,192
TechnipFMC PLC (Energy Equipment & Services)	41,911	231,768
Transocean, Ltd.*(a) (Energy Equipment & Services)	132,079	88,559
TOTAL COMMON STOCKS (Cost $5,574,037)		5,542,066

Repurchase Agreements(b)(c) (32.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $2,376,005	$2,376,000	$2,376,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,376,000)		2,376,000

Collateral for Securities Loaned(d) (3.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	222,304	$222,304
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	718	718
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	3,123	3,123
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $226,145)		226,145
TOTAL INVESTMENT SECURITIES (Cost $8,176,182) - 110.2%		8,144,211
Net other assets (liabilities) - (10.2)%		(752,367)

NET ASSETS - 100.0%		$7,391,844

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $188,135.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $1,542,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	11/23/20	0.60%	$2,693,950	$(194,756)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	11/23/20	0.45%	2,821,504	(175,895)
				$5,515,454	$(370,651)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of October 31, 2020:
	Value	% of Net Assets
Energy Equipment & Services	$5,421,981	73.5%
Machinery	120,085	1.7%
Other **	1,849,778	24.8%
Total	$7,391,844	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (75.6%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	518	$5,496
AMAG Pharmaceuticals, Inc.* (Biotechnology)	338	4,637
Amicus Therapeutics, Inc.* (Biotechnology)	2,872	51,207
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,263	5,254
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	407	7,973
Arvinas, Inc.* (Pharmaceuticals)	271	5,667
Axsome Therapeutics, Inc.* (Pharmaceuticals)	293	19,429
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,086	121,927
Cara Therapeutics, Inc.* (Biotechnology)	474	6,285
Catalent, Inc.* (Pharmaceuticals)	1,453	127,530
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,072	3,184
ChemoCentryx, Inc.* (Biotechnology)	550	26,400
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	383	6,829
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,155	19,381
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,631	112,597
Eli Lilly & Co. (Pharmaceuticals)	811	105,803
Endo International PLC* (Pharmaceuticals)	2,552	11,663
Horizon Therapeutics PLC* (Pharmaceuticals)	1,699	127,306
Innoviva, Inc.* (Pharmaceuticals)	700	7,567
Intersect ENT, Inc.* (Pharmaceuticals)	364	5,642
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	771	19,021
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,778	17,567
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	615	88,622
Johnson & Johnson (Pharmaceuticals)	4,115	564,207
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	103	13,107
Merck & Co., Inc. (Pharmaceuticals)	6,309	474,499
Mylan N.V.* (Pharmaceuticals)	5,739	83,445
Myokardia, Inc.* (Pharmaceuticals)	587	131,211
Omeros Corp.* (Pharmaceuticals)	684	6,936
Pacira BioSciences, Inc.* (Pharmaceuticals)	474	24,790
Perrigo Co. PLC (Pharmaceuticals)	1,515	66,463
Pfizer, Inc. (Pharmaceuticals)	3,406	120,845
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	135	5,314
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	225	3,699
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	557	18,398
Provention Bio, Inc.* (Pharmaceuticals)	532	6,310
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	266	31,045
Relmada Therapeutics, Inc.* (Pharmaceuticals)	149	4,609
Revance Therapeutics, Inc.* (Pharmaceuticals)	681	17,624
Royalty Pharma PLC - Class A (Pharmaceuticals)	892	32,736
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,620	5,557
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	2,729	3,329
Theravance Biopharma, Inc.* (Pharmaceuticals)	550	10,401
Tricida, Inc.* (Pharmaceuticals)	330	1,858
Vanda Pharmaceuticals, Inc.* (Biotechnology)	610	6,521
Zoetis, Inc. (Pharmaceuticals)	775	122,876
Zogenix, Inc.* (Pharmaceuticals)	616	13,133
TOTAL COMMON STOCKS
(Cost $1,557,673)		2,675,900

Repurchase Agreements(b)(c) (27.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $979,002	$979,000	$979,000
TOTAL REPURCHASE AGREEMENTS
(Cost $979,000)		979,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	3,545	$3,545
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	11	11
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	50	50
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,606)		3,606
TOTAL INVESTMENT SECURITIES
(Cost $2,540,279) - 103.3%		3,658,506
Net other assets (liabilities) - (3.3)%		(115,899)

NET ASSETS - 100.0%		$3,542,607

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $2,933.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $590,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	11/23/20	0.60%	$1,146,299	$(70,066)
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	11/23/20	0.45%	1,464,021	(77,297)
				$2,610,320	$(147,363)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Biotechnology	$134,465	3.9%
Pharmaceuticals	2,541,435	71.8%
Other **	866,707	24.3%
Total	$3,542,607	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (74.7%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	26,576	$2,107,211
Alamos Gold, Inc. (Metals & Mining)	42,899	392,526
AngloGold Ashanti, Ltd.ADR(a) (Metals & Mining)	45,645	1,056,225
B2Gold Corp. (Metals & Mining)	114,332	736,298
Barrick Gold Corp. (Metals & Mining)	194,854	5,208,448
Coeur Mining, Inc.* (Metals & Mining)	26,716	188,882
Companhia de Minas Buenaventura S.A.ADR(a) (Metals & Mining)	24,704	303,118
DRDGOLD, Ltd.ADR (Metals & Mining)	4,832	54,602
Eldorado Gold Corp.* (Metals & Mining)	19,084	239,123
First Majestic Silver Corp.*(a) (Metals & Mining)	20,309	208,167
Fortuna Silver Mines, Inc.* (Metals & Mining)	20,166	133,499
Franco-Nevada Corp. (Metals & Mining)	20,886	2,851,983
Gold Fields, Ltd.ADR (Metals & Mining)	96,812	1,058,155
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	57,511	282,379
Hecla Mining Co. (Metals & Mining)	57,953	265,425
IAMGOLD Corp.* (Metals & Mining)	51,862	190,334
Kinross Gold Corp. (Metals & Mining)	137,881	1,098,912
Kirkland Lake Gold, Ltd. (Metals & Mining)	30,386	1,386,209
MAG Silver Corp.* (Metals & Mining)	8,798	149,038
McEwen Mining, Inc.*(a) (Metals & Mining)	25,591	24,859
Newmont Corp. (Metals & Mining)	88,013	5,530,738
Novagold Resources, Inc.* (Metals & Mining)	26,370	273,193
Osisko Gold Royalties, Ltd. (Metals & Mining)	16,257	181,753
Pan American Silver Corp. (Metals & Mining)	23,032	732,418
Pretium Resources, Inc.* (Metals & Mining)	20,319	247,485
Royal Gold, Inc. (Metals & Mining)	7,187	853,887
Sandstorm Gold, Ltd.* (Metals & Mining)	20,935	154,919
Seabridge Gold, Inc.*(a) (Metals & Mining)	5,804	111,785
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	60,531	718,503
SSR Mining, Inc.* (Metals & Mining)	24,006	444,351
Wheaton Precious Metals Corp. (Metals & Mining)	49,202	2,268,704
Yamana Gold, Inc. (Metals & Mining)	104,408	580,508
TOTAL COMMON STOCKS
(Cost $12,726,642)		30,033,637

Repurchase Agreements(b)(c) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $11,277,025	$11,277,000	$11,277,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,277,000)		11,277,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	178,565	$178,565
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	576	576
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	2,509	2,509
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $181,650)		181,650
TOTAL INVESTMENT SECURITIES
(Cost $24,185,292) - 103.2%		41,492,287
Net other assets (liabilities) - (3.2)%		(1,283,579)

NET ASSETS - 100.0%		$40,208,708

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $172,061.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $5,443,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
ADR	American Depositary Receipt

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/20	0.60%	$15,249,737	$(325,644)
Dow Jones Precious Metals Index	UBS AG	11/23/20	0.85%	14,709,062	(303,215)
				$29,958,799	$(628,859)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Metals & Mining	$30,033,637	74.7%
Other **	10,175,071	25.3%
Total	$40,208,708	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (76.2%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,637	$22,869
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	345	52,274
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	404	15,134
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	786	22,220
American Tower Corp. (Equity Real Estate Investment Trusts)	1,308	300,381
Americold Realty Trust (Equity Real Estate Investment Trusts)	600	21,738
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	4,135	29,316
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	439	14,004
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	415	57,739
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	431	9,353
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	417	30,195
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	873	9,568
Camden Property Trust (Equity Real Estate Investment Trusts)	286	26,381
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	988	49,795
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	125	14,920
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	330	7,402
CoStar Group, Inc.* (Professional Services)	116	95,539
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	438	11,160
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,237	193,219
CubeSmart (Equity Real Estate Investment Trusts)	573	19,442
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	344	24,441
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	793	114,430
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	486	11,470
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,092	41,485
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	116	15,437
Equinix, Inc. (Equity Real Estate Investment Trusts)	261	190,854
Equity Commonwealth (Equity Real Estate Investment Trusts)	360	9,498
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	499	29,536
Equity Residential (Equity Real Estate Investment Trusts)	1,009	47,403
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	192	39,281
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	380	44,061
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	204	14,031
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	376	14,969
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	610	22,174
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	401	11,148
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	644	15,649
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,586	42,774
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	306	9,110
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,078	21,777
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	452	8,706
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	1,652	45,034
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	850	22,151
JBG Smith Properties (Equity Real Estate Investment Trusts)	331	7,729
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	153	17,268
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	310	14,595
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,273	13,061
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	254	15,738
Lexington Realty Trust (Equity Real Estate Investment Trusts)	815	8,093
Life Storage, Inc. (Equity Real Estate Investment Trusts)	137	15,639
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,558	27,764
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	337	39,304
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	132	7,399
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	513	16,421
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,225	9,188
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	669	19,274
Physicians Realty Trust (Equity Real Estate Investment Trusts)	614	10,352
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	197	8,185
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,178	216,057
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	60	6,842
Public Storage (Equity Real Estate Investment Trusts)	448	102,623
Rayonier, Inc. (Equity Real Estate Investment Trusts)	402	10,203

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,018	$58,901
Regency Centers Corp. (Equity Real Estate Investment Trusts)	465	16,549
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	365	16,958
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	606	7,975
SBA Communications Corp. (Equity Real Estate Investment Trusts)	330	95,822
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	901	56,592
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	216	9,247
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	304	9,135
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	840	11,735
STORE Capital Corp. (Equity Real Estate Investment Trusts)	673	17,296
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	289	39,775
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	182	6,082
The Howard Hughes Corp.* (Real Estate Management & Development)	132	8,209
UDR, Inc. (Equity Real Estate Investment Trusts)	869	27,148
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,100	43,417
VEREIT, Inc. (Equity Real Estate Investment Trusts)	3,178	19,704
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	1,573	36,100
Vornado Realty Trust (Equity Real Estate Investment Trusts)	462	14,197
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,231	66,191
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,200	60,038
WP Carey, Inc. (Equity Real Estate Investment Trusts)	512	32,056
TOTAL COMMON STOCKS
(Cost $1,157,578)		3,016,930

Repurchase Agreements(a)(b) (27.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,066,002	$1,066,000	$1,066,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,066,000)		1,066,000
TOTAL INVESTMENT SECURITIES
(Cost $2,223,578) - 103.2%		4,082,930
Net other assets (liabilities) - (3.2)%		(128,116)

NET ASSETS - 100.0%		$3,954,814

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $595,000.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/20	0.60%	$384,904	$(22,592)
Dow Jones U.S. Real Estate Index	UBS AG	11/23/20	0.45%	2,519,768	(113,972)
				$2,904,672	$(136,564)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$2,763,659	69.9%
Mortgage Real Estate Investment Trusts	82,461	2.1%
Professional Services	95,538	2.4%
Real Estate Management & Development	75,272	1.9%
Other **	937,884	23.7%
Total	$3,954,814	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (66.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $7,161,016	$7,161,000	$7,161,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,161,000)		7,161,000
TOTAL INVESTMENT SECURITIES
(Cost $7,161,000) - 66.2%		7,161,000
Net other assets (liabilities) - 33.8%		3,656,887

NET ASSETS - 100.0%		$10,817,887

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $130,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.375%, due 8/15/50	Citibank North America	11/16/20	0.05%	$(10,346,414)	$176,019
30-Year U.S. Treasury Bond, 1.375%, due 8/15/50	Societe' Generale	11/16/20	0.14%	(3,075,961)	114,487
				$(13,422,375)	$290,506

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,869,004	$1,869,000	$1,869,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,869,000)		1,869,000
TOTAL INVESTMENT SECURITIES
(Cost $1,869,000) - 98.4%		1,869,000
Net other assets (liabilities) - 1.6%		30,697

NET ASSETS - 100.0%		$1,899,697

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $84,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 0.625%, due 8/15/30	Citibank North America	11/16/20	0.05%	$(234,394)	$1,366
10-Year U.S. Treasury Note, 0.625%, due 8/15/30	Societe' Generale	11/16/20	0.13%	(1,650,523)	21,887
				$(1,884,917)	$23,253

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (91.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $6,325,014	$6,325,000	$6,325,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,325,000)		6,325,000
TOTAL INVESTMENT SECURITIES
(Cost $6,325,000) - 91.0%		6,325,000
Net other assets (liabilities) - 9.0%		628,452

NET ASSETS - 100.0%		$6,953,452

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $615,000.

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

As of October 31, 2020, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$461,744	British pound	358,430	11/6/20	$464,291	$(2,547)
U.S. dollar	178,153	Canadian dollar	236,486	11/6/20	177,533	620
U.S. dollar	2,170,603	Euro	1,843,932	11/6/20	2,147,534	23,069
U.S. dollar	136,874	Japanese yen	14,504,514	11/6/20	138,570	(1,696)
U.S. dollar	91,433	Swedish krona	813,030	11/6/20	91,415	18
U.S. dollar	222,878	Swiss franc	204,181	11/6/20	222,773	105
Total Short Contracts	$3,261,685				$3,242,116	$19,569

As of October 31, 2020, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:
Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	448,799	British pound	348,267	11/6/20	451,127	(2,328)
U.S. dollar	520,160	Canadian dollar	690,715	11/6/20	518,529	1,631
U.S. dollar	2,246,138	Euro	1,908,769	11/6/20	2,223,046	23,092
U.S. dollar	882,500	Japanese yen	93,479,749	11/6/20	893,069	(10,569)
U.S. dollar	234,182	Swedish krona	2,082,316	11/6/20	234,129	53
U.S. dollar	52,346	Swiss franc	47,908	11/6/20	52,270	76
Total Short Contracts	$4,384,125				$4,372,170	$11,955

Long:
British pound	69,139	U.S. dollar	$90,627	11/6/20	$89,559	$(1,068)
Canadian dollar	85,497	U.S. dollar	65,103	11/6/20	64,183	(920)
Euro	343,754	U.S. dollar	407,489	11/6/20	400,353	(7,136)
Japanese yen	9,260,199	U.S. dollar	88,398	11/6/20	88,468	70
Swedish krona	312,390	U.S. dollar	35,694	11/6/20	35,124	(570)
Swiss franc	24,279	U.S. dollar	26,780	11/6/20	26,490	(290)
Total Long Contracts			$714,091		$704,177	$(9,914)

Total unrealized appreciation	$48,734
Total unrealized (depreciation)	(27,124)
Total net unrealized appreciation/(depreciation)	$21,610

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (74.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	42,274	$3,182,809
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	13,307	1,577,279
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,884	1,947,719
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,482	5,063,343
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,103	144,834
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,949	251,156
Enphase Energy, Inc.* (Electrical Equipment)	4,537	445,034
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,854	362,934
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	1,869	261,211
Intel Corp. (Semiconductors & Semiconductor Equipment)	153,136	6,780,863
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,597	1,103,616
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,244	1,793,868
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	23,955	898,552
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,614	669,615
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,090	955,177
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	40,003	2,013,751
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,984	215,046
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,520	485,792
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	22,215	11,137,713
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	10,054	1,358,496
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	14,791	371,106
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,152	129,572
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	4,114	523,959
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	40,625	5,011,500
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,347	128,827
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,577	161,579
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,014	849,718
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,805	465,130
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,978	525,167
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	32,979	4,768,434
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,543	305,992
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,797	1,044,116
TOTAL COMMON STOCKS
(Cost $28,706,032)		54,933,908

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $21,836,048	$21,836,000	$21,836,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,836,000)		21,836,000
TOTAL INVESTMENT SECURITIES
(Cost $50,542,032) - 104.3%		76,769,908
Net other assets (liabilities) - (4.3)%		(3,162,107)

NET ASSETS - 100.0%		$73,607,801

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $13,647,000.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/23/20	0.60%	$28,898,935	$(1,938,708)
Dow Jones U.S. Semiconductors Index	UBS AG	11/23/20	0.45%	26,466,948	(1,614,030)
				$55,365,883	$(3,552,738)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2020:
	Value	% of Net Assets
Electrical Equipment	$445,034	0.6%
Semiconductors & Semiconductor Equipment	54,488,874	74.0%
Other **	18,673,893	25.4%
Total	$73,607,801	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (1,591.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $43,615,096	$43,615,000	$43,615,000
TOTAL REPURCHASE AGREEMENTS
(Cost $43,615,000)		43,615,000
TOTAL INVESTMENT SECURITIES
(Cost $43,615,000) – 1,591.1%		43,615,000
Net other assets (liabilities) - (1,491.1)%		(40,873,818)

NET ASSETS - 100.0%		$2,741,182

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $5,003,000.

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	12/21/20	$(220,925)	$6,680

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/20	(0.40)%	$(553,471)	$1,015,479
Nasdaq-100 Index	UBS AG	11/27/20	(0.25)%	(1,957,018)	167,614
				$(2,510,489)	$1,183,093

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (104.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $5,028,011	$5,028,000	$5,028,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,028,000)		5,028,000
TOTAL INVESTMENT SECURITIES
(Cost $5,028,000) - 104.6%		5,028,000
Net other assets (liabilities) - (4.6)%		(222,728)

NET ASSETS - 100.0%		$4,805,272

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $1,057,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/20	(0.25)%	$(1,348,953)	$76,703
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/20	0.05%	(3,444,720)	167,711
				$(4,793,673)	$244,414

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $2,168,005	$2,168,000	$2,168,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,168,000)		2,168,000
TOTAL INVESTMENT SECURITIES
(Cost $2,168,000) - 100.6%		2,168,000
Net other assets (liabilities) - (0.6)%		(13,649)

NET ASSETS - 100.0%		$2,154,351

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $642,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/20	0.00	%+	$(1,530,681)	$(12,693)
Dow Jones Precious Metals Index	UBS AG	11/23/20	0.15%		(617,254)	41,244
					$(2,147,935)	$28,551

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
+	Amount is less than 0.005%

Short Real Estate ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (116.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $2,245,005	$2,245,000	$2,245,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,245,000)		2,245,000
TOTAL INVESTMENT SECURITIES
(Cost $2,245,000) - 116.2%		2,245,000
Net other assets (liabilities) - (16.2)%		(313,339)

NET ASSETS - 100.0%		$1,931,661

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $574,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/20	(0.25)%	$(406,766)	$29,968
Dow Jones U.S. Real Estate Index	UBS AG	11/23/20	0.15%	(1,517,625)	55,479
				$(1,924,391)	$85,447

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (103.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,298,003	$1,298,000	$1,298,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,298,000)		1,298,000
TOTAL INVESTMENT SECURITIES
(Cost $1,298,000) - 103.8%		1,298,000
Net other assets (liabilities) - (3.8)%		(47,483)

NET ASSETS - 100.0%		$1,250,517

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $417,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	12/21/20	$(230,520)	$(2,450)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/20	0.15%	$(326,677)	$13,961
Russell 2000 Index	UBS AG	11/27/20	0.40%	(691,496)	24,707
				$(1,018,173)	$38,668

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (60.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	21	$416
1Life Healthcare, Inc.* (Health Care Providers & Services)	68	1,918
1st Constitution Bancorp (Banks)	8	104
1st Source Corp. (Banks)	14	469
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	102	580
89bio, Inc.* (Biotechnology)	6	139
8x8, Inc.* (Software)	89	1,538
A10 Networks, Inc.* (Software)	53	357
AAON, Inc. (Building Products)	35	2,044
AAR Corp. (Aerospace & Defense)	29	564
Aaron's Holdings Co., Inc. (Specialty Retail)	58	3,030
Abeona Therapeutics, Inc.* (Biotechnology)	52	56
Abercrombie & Fitch Co. - Class A (Specialty Retail)	54	768
ABM Industries, Inc. (Commercial Services & Supplies)	58	2,013
Acacia Communications, Inc.* (Communications Equipment)	34	2,304
Acacia Research Corp.* (Professional Services)	41	129
Acadia Realty Trust (Equity Real Estate Investment Trusts)	73	681
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	38	365
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	27	254
ACCO Brands Corp. (Commercial Services & Supplies)	80	422
Accolade, Inc.* (Health Care Technology)	10	350
Accuray, Inc.* (Health Care Equipment & Supplies)	77	224
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	69	118
ACI Worldwide, Inc.* (Software)	99	2,888
ACNB Corp. (Banks)	7	146
Acushnet Holdings Corp. (Leisure Products)	30	1,024
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	8	183
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	2	38
AdaptHealth Corp.* (Health Care Providers & Services)	22	601
Addus Homecare Corp.* (Health Care Providers & Services)	12	1,171
Adient PLC* (Auto Components)	76	1,613
ADMA Biologics, Inc.* (Biotechnology)	52	103
Adtalem Global Education, Inc.* (Diversified Consumer Services)	45	1,055
ADTRAN, Inc. (Communications Equipment)	41	438
Advanced Drainage Systems, Inc. (Building Products)	48	3,045
Advanced Emissions Solutions, Inc. (Chemicals)	14	62
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	33	2,227
AdvanSix, Inc.* (Chemicals)	24	365
Adverum Biotechnologies, Inc.* (Biotechnology)	75	818
Aegion Corp.* (Construction & Engineering)	26	367
Aeglea BioTherapeutics, Inc.* (Biotechnology)	36	276
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	32	340
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	63	2,043
AeroVironment, Inc.* (Aerospace & Defense)	19	1,451
Affimed NV* (Biotechnology)	70	221
Agenus, Inc.* (Biotechnology)	131	483
Agile Therapeutics, Inc.* (Pharmaceuticals)	59	160
Agilysys, Inc.* (Software)	16	433
Agree Realty Corp. (Equity Real Estate Investment Trusts)	46	2,855
AgroFresh Solutions, Inc.* (Chemicals)	27	56
Air Transport Services Group, Inc.* (Air Freight & Logistics)	51	1,430
Akebia Therapeutics, Inc.* (Biotechnology)	124	275
Akerna Corp.* (Professional Services)	8	19
Akero Therapeutics, Inc.* (Biotechnology)	12	319
Akouos, Inc.* (Biotechnology)	13	252
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	27	224
Alamo Group, Inc. (Machinery)	9	1,083
Alarm.com Holdings, Inc.* (Software)	41	2,392
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	45	86
Albany International Corp. - Class A (Machinery)	27	1,375
Albireo Pharma, Inc.* (Biotechnology)	11	347
Alcoa Corp.* (Metals & Mining)	162	2,093
Alector, Inc.* (Biotechnology)	40	376
Alerus Financial Corp. (Diversified Financial Services)	13	280
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	63	810
Alexander's, Inc. (Equity Real Estate Investment Trusts)	2	486
Alico, Inc. (Food Products)	5	144
Allakos, Inc.* (Biotechnology)	21	1,998
Allegheny Technologies, Inc.* (Metals & Mining)	110	1,013
Allegiance Bancshares, Inc. (Banks)	16	453
Allegiant Travel Co. (Airlines)	11	1,483
ALLETE, Inc. (Electric Utilities)	45	2,321
Allied Motion Technologies, Inc. (Electrical Equipment)	6	227
Allogene Therapeutics, Inc.* (Biotechnology)	47	1,594
Allovir, Inc.* (Biotechnology)	15	396
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	140	1,411
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	18	285
Alpha Pro Tech, Ltd.* (Building Products)	11	156

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	39	$333
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	6	84
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	15	114
Altabancorp (Banks)	14	305
Altair Engineering, Inc.* - Class A (Software)	37	1,592
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	4	45
Altra Industrial Motion Corp. (Machinery)	56	2,395
ALX Oncology Holdings, Inc.* (Biotechnology)	8	316
AMAG Pharmaceuticals, Inc.* (Biotechnology)	27	370
Amalgamated Bank - Class A (Banks)	12	133
A-Mark Precious Metals, Inc. (Diversified Financial Services)	4	124
Ambac Financial Group, Inc.* (Insurance)	39	479
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	29	1,585
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	45	106
AMC Networks, Inc.*(a) - Class A (Media)	33	701
Amerant Bancorp, Inc.* (Banks)	20	201
Ameresco, Inc.* - Class A (Construction & Engineering)	21	806
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	43	900
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	97	652
American Eagle Outfitters, Inc. (Specialty Retail)	130	1,782
American Equity Investment Life Holding Co. (Insurance)	78	1,936
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	94	542
American National Bankshares, Inc. (Banks)	9	205
American Outdoor Brands, Inc.* (Leisure Products)	12	182
American Public Education, Inc.* (Diversified Consumer Services)	12	339
American Realty Investors, Inc.* (Real Estate Management & Development)	1	8
American Renal Associates Holdings, Inc.* (Health Care Providers & Services)	12	138
American Software, Inc. - Class A (Software)	26	382
American States Water Co. (Water Utilities)	32	2,389
American Superconductor Corp.* (Electrical Equipment)	19	264
American Vanguard Corp. (Chemicals)	25	323
American Woodmark Corp.* (Building Products)	15	1,239
America's Car-Mart, Inc.* (Specialty Retail)	5	433
Ameris Bancorp (Banks)	57	1,670
AMERISAFE, Inc. (Insurance)	17	1,003
Ames National Corp. (Banks)	8	154
Amicus Therapeutics, Inc.* (Biotechnology)	220	3,923
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	86	1,019
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	40	2,611
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	86	358
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	31	607
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	92	230
AnaptysBio, Inc.* (Biotechnology)	18	530
Anavex Life Sciences Corp.* (Biotechnology)	45	266
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	32	331
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	8	204
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	12	391
Annexon, Inc.* (Biotechnology)	13	271
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	142	388
Anterix, Inc.* (Diversified Telecommunication Services)	9	287
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	210	714
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	85	139
Apellis Pharmaceuticals, Inc.* (Biotechnology)	52	1,659
API Group Corp.* (Construction & Engineering)	121	1,741
Apogee Enterprises, Inc. (Building Products)	22	526
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	128	1,114
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	17	293
Appfolio, Inc.* (Software)	14	2,000
Appian Corp.* (Software)	31	1,962
Applied Genetic Technologies Corp.* (Biotechnology)	21	108
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	33	2,015
Applied Molecular Transport, Inc.* (Biotechnology)	11	323
Applied Optoelectronics, Inc.* (Communications Equipment)	19	167
Applied Therapeutics, Inc.* (Biotechnology)	12	195
Aprea Therapeutics, Inc.* (Biotechnology)	6	131
Aptinyx, Inc.* (Biotechnology)	22	64
Apyx Medical Corp.* (Health Care Equipment & Supplies)	29	175
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	17	82
Aravive, Inc.* (Biotechnology)	10	46
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	91	1,076
ArcBest Corp. (Road & Rail)	22	671
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	13	397

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	112	$664
Arconic Corp.* (Metals & Mining)	86	1,870
Arcosa, Inc. (Construction & Engineering)	42	1,939
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	14	757
Arcus Biosciences, Inc.* (Biotechnology)	36	785
Arcutis Biotherapeutics, Inc.* (Biotechnology)	16	285
Ardelyx, Inc.* (Biotechnology)	63	322
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	29	81
Arena Pharmaceuticals, Inc.* (Biotechnology)	50	4,286
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	27	251
Argan, Inc. (Construction & Engineering)	13	535
Argo Group International Holdings, Ltd. (Insurance)	28	999
Arlington Asset Investment Corp. - Class A (Capital Markets)	30	74
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	68	303
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	50	451
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	55	525
Arrow Financial Corp. (Banks)	11	301
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	87	4,985
Artesian Resources Corp. - Class A (Water Utilities)	7	247
Artisan Partners Asset Management, Inc. (Capital Markets)	47	1,883
Arvinas, Inc.* (Pharmaceuticals)	25	523
Asbury Automotive Group, Inc.* (Specialty Retail)	17	1,751
ASGN, Inc.* (Professional Services)	44	2,934
Aspen Aerogels, Inc.* (Energy Equipment & Services)	18	203
Aspen Group, Inc.* (Diversified Consumer Services)	16	150
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	68	256
Assembly Biosciences, Inc.* (Pharmaceuticals)	26	383
Assetmark Financial Holdings, Inc.* (Capital Markets)	14	296
Associated Capital Group, Inc. - Class A (Capital Markets)	2	64
Astec Industries, Inc. (Machinery)	19	965
Astronics Corp.* (Aerospace & Defense)	20	128
Asure Software, Inc.* (Software)	12	85
At Home Group, Inc.* (Specialty Retail)	46	749
Atara Biotherapeutics, Inc.* (Biotechnology)	62	800
Athenex, Inc.* (Biotechnology)	54	616
Athersys, Inc.* (Biotechnology)	150	263
Atkore International Group, Inc.* (Electrical Equipment)	41	848
Atlantic Capital Bancshares, Inc.* (Banks)	18	250
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	75	149
Atlantic Union Bankshares (Banks)	67	1,694
Atlanticus Holdings Corp.* (Consumer Finance)	4	46
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	22	1,302
ATN International, Inc. (Diversified Telecommunication Services)	10	447
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	14	114
Atreca, Inc.* - Class A (Biotechnology)	24	321
AtriCure, Inc.* (Health Care Equipment & Supplies)	38	1,313
Atrion Corp. (Health Care Equipment & Supplies)	1	601
Auburn National BanCorp, Inc. (Banks)	2	74
Avalon GloboCare Corp.* (Health Care Providers & Services)	17	19
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	41	1,449
Avaya Holdings Corp.* - Class C (Software)	71	1,221
Avenue Therapeutics, Inc.* (Pharmaceuticals)	6	19
AVEO Pharmaceuticals, Inc.* (Biotechnology)	19	103
Avid Bioservices, Inc.* (Biotechnology)	49	355
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	27	252
Avidity Biosciences, Inc.* (Biotechnology)	14	346
Avient Corp. (Chemicals)	79	2,455
Avis Budget Group, Inc.* (Road & Rail)	45	1,515
Avista Corp. (Multi-Utilities)	58	1,927
Avrobio, Inc.* (Biotechnology)	27	386
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	29	640
Axcella Health, Inc.* (Biotechnology)	13	55
AxoGen, Inc.* (Health Care Equipment & Supplies)	31	391
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	26	1,219
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	50	1,363
Axsome Therapeutics, Inc.* (Pharmaceuticals)	24	1,592
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	34	202
Aytu BioScience, Inc.* (Pharmaceuticals)	20	19
AZZ, Inc. (Electrical Equipment)	22	739
B Riley Financial, Inc. (Capital Markets)	16	420
B&G Foods, Inc.(a) - Class A (Food Products)	55	1,461
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	25	1,834
Balchem Corp. (Chemicals)	28	2,798
Banc of California, Inc. (Banks)	39	468
BancFirst Corp. (Banks)	16	711
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	27	345
BancorpSouth Bank (Banks)	86	2,013

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Bandwidth, Inc.* (Diversified Telecommunication Services)	17	$2,726
Bank First Corp. (Banks)	5	320
Bank of Commerce Holdings (Banks)	14	112
Bank of Marin Bancorp (Banks)	11	332
Bank7 Corp. (Thrifts & Mortgage Finance)	2	18
BankFinancial Corp. (Thrifts & Mortgage Finance)	11	81
BankUnited, Inc. (Banks)	79	1,995
Bankwell Financial Group, Inc. (Banks)	6	99
Banner Corp. (Banks)	30	1,106
Bar Harbor Bankshares (Banks)	13	265
Barnes Group, Inc. (Machinery)	41	1,505
Barrett Business Services, Inc. (Professional Services)	7	415
BayCom Corp.* (Banks)	10	111
BCB Bancorp, Inc. (Banks)	12	109
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	47	1,443
Beam Therapeutics, Inc.* (Biotechnology)	31	1,059
Beazer Homes USA, Inc.* (Household Durables)	25	305
Bed Bath & Beyond, Inc. (Specialty Retail)	110	2,178
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	9	105
Belden, Inc. (Electronic Equipment, Instruments & Components)	38	1,173
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	4	34
BellRing Brands, Inc.* - Class A (Personal Products)	34	622
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	31	646
Benefitfocus, Inc.* (Software)	25	257
Berkshire Hills Bancorp, Inc. (Banks)	39	508
Berry Corp. (Oil, Gas & Consumable Fuels)	58	152
Beyond Air, Inc.* (Health Care Equipment & Supplies)	12	63
Beyondspring, Inc.* (Biotechnology)	13	192
BG Staffing, Inc. (Professional Services)	8	64
BGC Partners, Inc. - Class A (Capital Markets)	263	776
Big Lots, Inc. (Multiline Retail)	34	1,618
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	84
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	153	584
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	77	243
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	42	3,253
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	12	345
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	21	66
BioSpecifics Technologies Corp.* (Biotechnology)	5	441
BioTelemetry, Inc.* (Health Care Providers & Services)	29	1,235
Bioxcel Therapeutics, Inc.* (Biotechnology)	10	457
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	19	536
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	118	4,517
Black Diamond Therapeutics, Inc.* (Biotechnology)	16	504
Black Hills Corp. (Multi-Utilities)	54	3,059
Blackbaud, Inc. (Software)	43	2,122
Blackline, Inc.* (Software)	43	4,199
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	119	2,581
Bloom Energy Corp.* (Electrical Equipment)	77	973
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	76	1,062
Blucora, Inc.* (Capital Markets)	42	418
Blue Bird Corp.* (Machinery)	13	150
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	4	19
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	11	90
Blueprint Medicines Corp.* (Biotechnology)	48	4,909
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	21	182
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	58	2,295
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	5	40
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	38	355
Boise Cascade Co. (Paper & Forest Products)	34	1,305
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	16	283
Boot Barn Holdings, Inc.* (Specialty Retail)	25	801
Boston Omaha Corp.* - Class A (Media)	11	176
Boston Private Financial Holdings, Inc. (Banks)	71	439
Bottomline Technologies, Inc.* (Software)	37	1,470
Box, Inc.* - Class A (Software)	120	1,860
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	70	2,220
Brady Corp. - Class A (Commercial Services & Supplies)	41	1,547
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	25	251
Bridge Bancorp, Inc. (Banks)	14	274
Bridgebio Pharma, Inc.* (Biotechnology)	63	2,418
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	19	211
Bridgford Foods Corp.* (Food Products)	1	18
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	32	282
Brightcove, Inc.* (IT Services)	34	430
Brightsphere Investment Group, Inc. (Capital Markets)	53	731
BrightView Holdings, Inc.* (Commercial Services & Supplies)	35	428
Brinker International, Inc. (Hotels, Restaurants & Leisure)	39	1,698

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Bristow Group, Inc.* (Energy Equipment & Services)	6	$125
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	111	1,107
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	159	467
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	28	1,525
Brookfield Renewable Corp. - Class A (Equity Real Estate Investment Trusts)	59	3,939
Brookline Bancorp, Inc. (Banks)	67	642
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	63	2,942
BRP Group, Inc.* - Class A (Insurance)	29	740
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	9	112
Bryn Mawr Bank Corp. (Banks)	17	457
Builders FirstSource, Inc.* (Building Products)	100	3,030
Business First Bancshares, Inc. (Banks)	17	282
Byline Bancorp, Inc. (Banks)	21	276
C&F Financial Corp. (Banks)	3	93
Cabaletta Bio, Inc.* (Biotechnology)	11	127
Cactus, Inc. - Class A (Energy Equipment & Services)	41	697
Cadence Bancorp (Banks)	106	1,189
Cadiz, Inc.* (Water Utilities)	17	162
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	143	6,409
Caesarstone, Ltd. (Building Products)	19	183
CAI International, Inc. (Trading Companies & Distributors)	14	369
CalAmp Corp.* (Communications Equipment)	29	205
Calavo Growers, Inc. (Food Products)	14	940
Caledonia Mining Corp. PLC (Metals & Mining)	10	163
Caleres, Inc. (Specialty Retail)	32	246
California Bancorp, Inc.* (Banks)	7	96
California Water Service Group (Water Utilities)	43	1,916
Calithera Biosciences, Inc.* (Biotechnology)	57	202
Calix, Inc.* (Communications Equipment)	45	1,053
Callaway Golf Co. (Leisure Products)	81	1,255
Cal-Maine Foods, Inc.* (Food Products)	27	1,035
Calyxt, Inc.* (Biotechnology)	9	29
Cambium Networks Corp.* (Communications Equipment)	5	115
Cambridge Bancorp (Banks)	5	310
Camden National Corp. (Banks)	13	416
Camping World Holdings, Inc. - Class A (Specialty Retail)	28	740
Cannae Holdings, Inc.* (Diversified Financial Services)	74	2,737
Cantel Medical Corp. (Health Care Equipment & Supplies)	33	1,579
Capital Bancorp, Inc.* (Banks)	7	74
Capital City Bank Group, Inc. (Banks)	12	256
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	115	1,320
Capstar Financial Holdings, Inc. (Banks)	14	145
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	82	419
Cara Therapeutics, Inc.* (Biotechnology)	36	477
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	33	1,176
Cardlytics, Inc.* (Media)	23	1,698
Cardtronics PLC* - Class A (IT Services)	31	552
CareDx, Inc.* (Biotechnology)	41	2,011
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	82	1,402
Cargurus, Inc.* (Interactive Media & Services)	75	1,494
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	18	228
Carpenter Technology Corp. (Metals & Mining)	41	717
Carriage Services, Inc. (Diversified Consumer Services)	14	361
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	30	176
Cars.com, Inc.* (Interactive Media & Services)	58	429
Carter Bank & Trust (Banks)	20	139
Casa Systems, Inc.* (Communications Equipment)	27	113
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	40	2,159
CASI Pharmaceuticals, Inc.* (Biotechnology)	57	134
Casper Sleep, Inc.* (Household Durables)	22	146
Cass Information Systems, Inc. (IT Services)	12	471
Cassava Sciences, Inc.* (Pharmaceuticals)	20	164
Castle Biosciences, Inc.* (Biotechnology)	10	464
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	17	23
Catalyst Biosciences, Inc.* (Biotechnology)	19	104
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	84	249
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	42	365
Cathay General Bancorp (Banks)	66	1,553
Cavco Industries, Inc.* (Household Durables)	8	1,377
CB Financial Services, Inc. (Banks)	4	78
CBIZ, Inc.* (Professional Services)	44	997
CBTX, Inc. (Banks)	15	284
CECO Environmental Corp.* (Commercial Services & Supplies)	27	191
Cellular Biomedicine Group, Inc.* (Biotechnology)	11	198
CEL-SCI Corp.* (Biotechnology)	29	349
Celsius Holdings, Inc.* (Beverages)	30	603
Centogene NV* (Biotechnology)	7	85
Central Garden & Pet Co.* (Household Products)	8	312
Central Garden & Pet Co.* - Class A (Household Products)	34	1,203
Central Pacific Financial Corp. (Banks)	24	330

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Central Valley Community Bancorp (Banks)	9	$116
Century Aluminum Co.* (Metals & Mining)	44	290
Century Bancorp, Inc. - Class A (Banks)	2	143
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	23	108
Century Communities, Inc.* (Household Durables)	25	971
Cerecor, Inc.* (Pharmaceuticals)	31	64
Cerence, Inc.* (Software)	32	1,747
Cerus Corp.* (Health Care Equipment & Supplies)	142	746
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	19	766
Champions Oncology, Inc.* (Life Sciences Tools & Services)	6	53
ChampionX Corp.* (Energy Equipment & Services)	160	1,397
ChannelAdvisor Corp.* (Software)	24	389
Chart Industries, Inc.* (Machinery)	31	2,618
Chase Corp. (Chemicals)	6	571
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	40	294
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	4	46
Checkpoint Therapeutics, Inc.* (Biotechnology)	39	85
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	26	352
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	17	81
ChemoCentryx, Inc.* (Biotechnology)	43	2,064
Chemung Financial Corp. (Banks)	3	102
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	13	119
Chesapeake Utilities Corp. (Gas Utilities)	14	1,361
Chiasma, Inc.* (Pharmaceuticals)	43	161
Chico's FAS, Inc. (Specialty Retail)	103	110
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	166	1,385
Chimerix, Inc.* (Biotechnology)	42	112
Chinook Therapeutics, Inc.* (Biotechnology)	11	136
ChoiceOne Financial Services, Inc. (Banks)	6	173
ChromaDex Corp.* (Life Sciences Tools & Services)	35	158
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	33	4,922
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	17	357
Cidara Therapeutics, Inc.* (Biotechnology)	30	78
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	10	80
Cimpress PLC* (Commercial Services & Supplies)	15	1,101
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	43	647
Cinemark Holdings, Inc.(a) (Entertainment)	92	753
CIRCOR International, Inc.* (Machinery)	17	474
CIT Group, Inc. (Banks)	85	2,503
Citi Trends, Inc. (Specialty Retail)	9	235
Citizens & Northern Corp. (Banks)	12	203
Citizens Holding Co. (Banks)	4	87
Citizens, Inc.* (Insurance)	43	248
City Holding Co. (Banks)	14	846
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	37	234
Civista Bancshares, Inc. (Banks)	14	200
Clarus Corp. (Leisure Products)	20	310
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	112	278
Clearfield, Inc.* (Communications Equipment)	10	209
Clearwater Paper Corp.* (Paper & Forest Products)	14	520
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	30	786
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	70	1,971
Cleveland-Cliffs, Inc. (Metals & Mining)	341	2,824
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	13	73
Cloudera, Inc.* (Software)	177	1,720
Clovis Oncology, Inc.*(a) (Biotechnology)	72	355
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	25	3,555
CNB Financial Corp. (Banks)	13	236
CNO Financial Group, Inc. (Insurance)	122	2,166
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	192	1,863
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	23	308
Coastal Financial Corp.* (Banks)	8	119
Coca-Cola Consolidated, Inc. (Beverages)	4	916
Codexis, Inc.* (Life Sciences Tools & Services)	46	612
Codorus Valley Bancorp, Inc. (Banks)	8	108
Coeur Mining, Inc.* (Metals & Mining)	209	1,478
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	37	2,065
Cohbar, Inc.* (Biotechnology)	22	20
Cohen & Steers, Inc. (Capital Markets)	21	1,183
Coherus Biosciences, Inc.* (Biotechnology)	50	834
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	35	761
Collectors Universe, Inc. (Diversified Consumer Services)	8	439
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	30	535
Colony Bankcorp, Inc. (Banks)	7	88
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	415	1,477
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	73	383
Columbia Banking System, Inc. (Banks)	62	1,761
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	42	512
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	99	1,047

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Columbus McKinnon Corp. (Machinery)	20	$678
Comfort Systems USA, Inc. (Construction & Engineering)	31	1,420
Commercial Metals Co. (Metals & Mining)	103	2,127
Community Bank System, Inc. (Banks)	46	2,668
Community Bankers Trust Corp. (Banks)	19	104
Community Health Systems, Inc.* (Health Care Providers & Services)	74	462
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	19	880
Community Trust Bancorp, Inc. (Banks)	13	414
CommVault Systems, Inc.* (Software)	36	1,425
Compass Minerals International, Inc. (Metals & Mining)	29	1,751
Computer Programs & Systems, Inc. (Health Care Technology)	11	307
CompX International, Inc. (Commercial Services & Supplies)	1	13
comScore, Inc.* (Media)	51	102
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	21	112
Comtech Telecommunications Corp. (Communications Equipment)	21	302
Concert Pharmaceuticals, Inc.* (Biotechnology)	25	258
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	23	74
Conduent, Inc.* (IT Services)	142	495
CONMED Corp. (Health Care Equipment & Supplies)	23	1,793
ConnectOne Bancorp, Inc. (Banks)	32	494
Conn's, Inc.* (Specialty Retail)	15	141
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	22	83
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	63	294
Consolidated Water Co., Ltd. (Water Utilities)	13	131
Constellation Pharmaceuticals, Inc.* (Biotechnology)	26	510
Construction Partners, Inc.* - Class A (Construction & Engineering)	23	469
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	79	99
ContraFect Corp.* (Biotechnology)	21	119
Cooper Tire & Rubber Co. (Auto Components)	44	1,513
Cooper-Standard Holding, Inc.* (Auto Components)	14	220
Corbus Pharmaceuticals Holdings, Inc.*(a) (Biotechnology)	64	60
Corcept Therapeutics, Inc.* (Pharmaceuticals)	83	1,393
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	103	660
Core-Mark Holding Co., Inc. (Distributors)	39	1,067
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	12	56
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	34	163
CorMedix, Inc.* (Pharmaceuticals)	27	136
Cornerstone Building Brands, Inc.* (Building Products)	38	291
Cornerstone OnDemand, Inc.* (Software)	52	1,975
Cortexyme, Inc.* (Biotechnology)	14	670
CorVel Corp.* (Health Care Providers & Services)	8	730
Costamare, Inc. (Marine)	43	245
County Bancorp, Inc. (Banks)	4	74
Covanta Holding Corp. (Commercial Services & Supplies)	102	926
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	10	138
Covetrus, Inc.* (Health Care Providers & Services)	85	2,099
Cowen, Inc. - Class A (Capital Markets)	23	494
CRA International, Inc. (Professional Services)	7	287
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	20	2,276
Crawford & Co. - Class A (Insurance)	14	90
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	23	278
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	58	3,035
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	31	243
CrossFirst Bankshares, Inc.* (Banks)	41	342
CryoLife, Inc.* (Health Care Equipment & Supplies)	32	536
CryoPort, Inc.* (Health Care Equipment & Supplies)	29	1,164
CSG Systems International, Inc. (IT Services)	28	1,061
CSW Industrials, Inc. (Building Products)	12	1,026
CTO Realty Growth, Inc. (Real Estate Management & Development)	4	177
CTS Corp. (Electronic Equipment, Instruments & Components)	27	746
Cubic Corp. (Aerospace & Defense)	27	1,596
Cue BioPharma, Inc.* (Biotechnology)	25	279
Curo Group Holdings Corp. (Consumer Finance)	16	120
Cushman & Wakefield PLC* (Real Estate Management & Development)	95	1,113
Customers Bancorp, Inc.* (Banks)	25	346
Cutera, Inc.* (Health Care Equipment & Supplies)	15	284
CVB Financial Corp. (Banks)	112	1,960
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	26	286
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	6	138
Cyclerion Therapeutics, Inc.* (Biotechnology)	19	44
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	60	499
Cytokinetics, Inc.* (Biotechnology)	57	876
CytomX Therapeutics, Inc.* (Biotechnology)	39	258

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
CytoSorbents Corp.* (Health Care Equipment & Supplies)	35	$268
Daily Journal Corp.* (Media)	1	271
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	32	125
Dana, Inc. (Auto Components)	125	1,749
Darling Ingredients, Inc.* (Food Products)	139	5,978
Daseke, Inc.* (Road & Rail)	39	256
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	38	652
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	32	1,858
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	24	6,081
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	26	193
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	54	543
Deluxe Corp. (Commercial Services & Supplies)	36	772
Denali Therapeutics, Inc.* (Biotechnology)	54	2,310
Denny's Corp.* (Hotels, Restaurants & Leisure)	54	484
DermTech, Inc.* (Biotechnology)	7	89
Designer Brands, Inc. (Specialty Retail)	53	229
DHI Group, Inc.* (Interactive Media & Services)	42	71
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	96	462
Diamond Hill Investment Group, Inc. (Capital Markets)	3	411
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	24	136
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	172	850
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	56	1,175
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	61	380
Digi International, Inc.* (Communications Equipment)	25	368
Digimarc Corp.* (Software)	10	317
Digital Turbine, Inc.* (Software)	71	2,035
Dillard's, Inc. - Class A (Multiline Retail)	7	313
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	25	316
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	13	669
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	37	2,140
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	205	593
DMC Global, Inc. (Machinery)	13	462
Domo, Inc.* (Software)	22	699
Domtar Corp. (Paper & Forest Products)	47	1,122
Donegal Group, Inc. - Class A (Insurance)	9	131
Donnelley Financial Solutions, Inc.* (Capital Markets)	26	328
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	33	271
Dorman Products, Inc.* (Auto Components)	23	2,053
Douglas Dynamics, Inc. (Machinery)	19	648
Dril-Quip, Inc.* (Energy Equipment & Services)	30	777
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	19	250
Ducommun, Inc.* (Aerospace & Defense)	9	296
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	10	153
Durect Corp.* (Pharmaceuticals)	175	316
DXP Enterprises, Inc.* (Trading Companies & Distributors)	14	219
Dyadic International, Inc.* (Biotechnology)	17	121
Dycom Industries, Inc.* (Construction & Engineering)	27	1,753
Dynavax Technologies Corp.* (Biotechnology)	92	343
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	19	311
DZS, Inc.* (Communications Equipment)	10	114
Eagle Bancorp Montana, Inc. (Banks)	5	96
Eagle Bancorp, Inc. (Banks)	28	838
Eagle Bulk Shipping, Inc.* (Marine)	5	69
Eagle Pharmaceuticals, Inc.* (Biotechnology)	9	419
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	20	54
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	69	1,442
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	33	4,393
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	13	90
Ebix, Inc. (Software)	23	415
Echo Global Logistics, Inc.* (Air Freight & Logistics)	23	620
Edgewell Personal Care Co.* (Personal Products)	47	1,232
Editas Medicine, Inc.* (Biotechnology)	54	1,671
eGain Corp.* (Software)	18	285
eHealth, Inc.* (Insurance)	22	1,476
Eidos Therapeutics, Inc.* (Biotechnology)	9	638
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	24	213
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	16	226
Electromed, Inc.* (Health Care Equipment & Supplies)	6	50
elf Beauty, Inc.* (Personal Products)	39	791
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	36	441
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	8	85
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	23	58
EMCOR Group, Inc. (Construction & Engineering)	47	3,206
Emerald Holding, Inc. (Media)	21	55
Emergent BioSolutions, Inc.* (Biotechnology)	39	3,509
Employers Holdings, Inc. (Insurance)	25	800

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Enanta Pharmaceuticals, Inc.* (Biotechnology)	16	$698
Encore Capital Group, Inc.* (Consumer Finance)	27	862
Encore Wire Corp. (Electrical Equipment)	18	832
Endo International PLC* (Pharmaceuticals)	196	896
Endurance International Group Holdings, Inc.* (IT Services)	57	331
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	108	163
Energy Recovery, Inc.* (Machinery)	35	339
Enerpac Tool Group Corp. (Machinery)	47	838
EnerSys (Electrical Equipment)	37	2,649
Ennis, Inc. (Commercial Services & Supplies)	22	335
Enochian Biosciences, Inc.* (Biotechnology)	12	37
Enova International, Inc.* (Consumer Finance)	25	384
EnPro Industries, Inc. (Machinery)	18	1,062
Enstar Group Ltd.* (Insurance)	10	1,719
Entercom Communications Corp. - Class A (Media)	101	152
Enterprise Bancorp, Inc. (Banks)	8	181
Enterprise Financial Services Corp. (Banks)	21	611
Entravision Communications Corp. - Class A (Media)	51	93
Envela Corp.* (Specialty Retail)	7	28
Envestnet, Inc.* (Software)	46	3,530
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	38	69
Epizyme, Inc.* (Biotechnology)	77	952
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	11	743
Equity Bancshares, Inc.* - Class A (Banks)	13	239
Eros STX Global Corp.* (Entertainment)	131	252
Escalade, Inc. (Leisure Products)	9	167
ESCO Technologies, Inc. (Machinery)	22	1,841
Esperion Therapeutics, Inc.*(a) (Biotechnology)	22	659
Esquire Financial Holdings, Inc.* (Banks)	6	94
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	8	102
Essent Group Ltd. (Thrifts & Mortgage Finance)	95	3,785
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	80	1,322
Ethan Allen Interiors, Inc. (Household Durables)	20	321
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	13	95
Evans Bancorp, Inc. (Banks)	4	91
Evelo Biosciences, Inc.* (Biotechnology)	17	67
Eventbrite, Inc.* (Interactive Media & Services)	55	508
Everi Holdings, Inc.* (IT Services)	71	611
EverQuote, Inc.* - Class A (Interactive Media & Services)	12	402
EVERTEC, Inc. (IT Services)	52	1,731
EVI Industries, Inc.* (Trading Companies & Distributors)	4	117
Evo Payments, Inc.* (IT Services)	35	737
Evofem Biosciences, Inc.* (Pharmaceuticals)	66	156
Evolent Health, Inc.* (Health Care Technology)	65	646
Evolus, Inc.* (Pharmaceuticals)	19	58
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	24	53
Evoqua Water Technologies Corp.* (Machinery)	79	1,811
Exagen, Inc.* (Health Care Providers & Services)	4	57
Exicure, Inc.* (Biotechnology)	51	77
ExlService Holdings, Inc.* (IT Services)	29	2,196
eXp World Holdings, Inc.* (Real Estate Management & Development)	21	890
Exponent, Inc. (Professional Services)	44	3,063
Express, Inc.* (Specialty Retail)	55	34
Exterran Corp.* (Energy Equipment & Services)	23	97
Extreme Networks, Inc.* (Communications Equipment)	102	414
EZCORP, Inc.* - Class A (Consumer Finance)	41	183
Fabrinet* (Electronic Equipment, Instruments & Components)	32	1,920
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	33	61
Farmer Bros Co.* (Food Products)	14	49
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	9	181
Farmers National Bancorp (Banks)	22	256
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	23	148
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	15	904
Fate Therapeutics, Inc.* (Biotechnology)	62	2,753
Fathom Holdings, Inc.* (Real Estate Management & Development)	4	75
FB Financial Corp. (Banks)	27	797
FBL Financial Group, Inc. - Class A (Insurance)	8	398
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	8	517
Federal Signal Corp. (Machinery)	52	1,491
Federated Hermes, Inc. - Class B (Capital Markets)	83	1,984
FedNat Holding Co. (Insurance)	11	56
Fennec Pharmaceuticals, Inc.* (Biotechnology)	18	136
Ferro Corp.* (Chemicals)	71	913
FibroGen, Inc.* (Biotechnology)	73	2,802
Fidelity D&D Bancorp, Inc. (Banks)	3	143
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	16	138
Financial Institutions, Inc. (Banks)	14	248
First Bancorp (Banks)	186	1,207
First Bancorp (Banks)	25	602

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
First Bancshares, Inc. (Banks)	18	$429
First Bank/Hamilton NJ (Banks)	14	105
First Busey Corp. (Banks)	44	792
First Business Financial Services, Inc. (Banks)	7	120
First Capital, Inc. (Thrifts & Mortgage Finance)	3	181
First Choice Bancorp (Banks)	9	127
First Commonwealth Financial Corp. (Banks)	84	724
First Community Bancshares, Inc. (Banks)	15	285
First Community Corp. (Banks)	6	85
First Financial Bancorp (Banks)	84	1,201
First Financial Bankshares, Inc. (Banks)	111	3,309
First Financial Corp. (Banks)	12	417
First Foundation, Inc. (Banks)	34	506
First Guaranty Bancshares, Inc. (Banks)	3	44
First Internet Bancorp (Banks)	8	172
First Interstate BancSystem - Class A (Banks)	36	1,271
First Merchants Corp. (Banks)	47	1,227
First Mid Bancshares, Inc. (Banks)	13	361
First Midwest Bancorp, Inc. (Banks)	98	1,230
First Northwest Bancorp (Banks)	7	82
First of Long Island Corp. (Banks)	20	309
First Savings Financial Group, Inc. (Banks)	2	108
First United Corp. (Banks)	6	72
First Western Financial, Inc.* (Banks)	5	71
FirstCash, Inc. (Consumer Finance)	35	1,821
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	210	1,478
Five Prime Therapeutics, Inc.* (Biotechnology)	23	105
Five Star Senior Living* (Health Care Providers & Services)	16	73
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	37	1,086
Flexion Therapeutics, Inc.* (Biotechnology)	38	456
Fluent, Inc.* (Media)	36	92
Fluidigm Corp.* (Life Sciences Tools & Services)	61	350
Fluor Corp. (Construction & Engineering)	122	1,385
Flushing Financial Corp. (Banks)	23	294
FNCB Bancorp, Inc. (Banks)	15	83
Focus Financial Partners, Inc.* (Capital Markets)	27	986
FONAR Corp.* (Health Care Equipment & Supplies)	5	98
Forestar Group, Inc.* (Real Estate Management & Development)	14	233
Forma Therapeutics Holdings, Inc.* (Biotechnology)	14	604
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	67	1,899
Forrester Research, Inc.* (Professional Services)	9	332
Forterra, Inc.* (Construction Materials)	16	209
Fortress Biotech, Inc.* (Biotechnology)	54	119
Forward Air Corp. (Air Freight & Logistics)	24	1,511
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	40	228
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	18	262
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	61	1,546
Fox Factory Holding Corp.* (Auto Components)	36	3,026
Franchise Group, Inc. (Diversified Consumer Services)	19	435
Franklin Covey Co.* (Professional Services)	11	186
Franklin Electric Co., Inc. (Machinery)	40	2,389
Franklin Financial Services Corp. (Banks)	4	88
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	90	378
Frank's International N.V.* (Energy Equipment & Services)	134	235
Frequency Therapeutics, Inc.*(a) (Biotechnology)	22	481
Fresh Del Monte Produce, Inc. (Food Products)	27	581
Freshpet, Inc.* (Food Products)	33	3,779
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	43	576
Frontline, Ltd.(a) (Oil, Gas & Consumable Fuels)	102	552
FRP Holdings, Inc.* (Real Estate Management & Development)	6	243
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	3	139
FuelCell Energy, Inc.*(a) (Electrical Equipment)	184	368
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	12	118
Fulgent Genetics, Inc.* (Health Care Providers & Services)	8	260
Fulton Financial Corp. (Banks)	137	1,506
Funko, Inc.* (Distributors)	21	133
FutureFuel Corp. (Chemicals)	22	262
FVCBankcorp, Inc.* (Banks)	10	123
G1 Therapeutics, Inc.* (Biotechnology)	29	319
Gaia, Inc.* (Internet & Direct Marketing Retail)	10	101
Galectin Therapeutics, Inc.* (Biotechnology)	32	81
Galera Therapeutics, Inc.* (Biotechnology)	8	66
GAMCO Investors, Inc. - Class A (Capital Markets)	5	62
GameStop Corp.*(a) - Class A (Specialty Retail)	49	513
GAN, Ltd.* (Hotels, Restaurants & Leisure)	6	85
Gannett Co., Inc.* (Media)	114	131
GATX Corp. (Trading Companies & Distributors)	30	2,048
GCP Applied Technologies, Inc.* (Chemicals)	42	916
Genasys, Inc.* (Communications Equipment)	29	175
Genco Shipping & Trading, Ltd. (Marine)	15	97
Gencor Industries, Inc.* (Machinery)	8	92
General Finance Corp.* (Trading Companies & Distributors)	9	59

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Generation Bio Co.* (Biotechnology)	11	$284
Genesco, Inc.* (Specialty Retail)	12	213
Genie Energy, Ltd. - Class B (Electric Utilities)	11	91
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	60	733
Genprex, Inc.* (Biotechnology)	25	81
Gentherm, Inc.* (Auto Components)	28	1,296
Genworth Financial, Inc.* - Class A (Insurance)	436	1,713
German American Bancorp, Inc. (Banks)	21	634
Geron Corp.* (Biotechnology)	248	432
Getty Realty Corp. (Equity Real Estate Investment Trusts)	30	788
Gibraltar Industries, Inc.* (Building Products)	28	1,609
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	38	512
Glacier Bancorp, Inc. (Banks)	83	2,971
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	29	471
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	17	236
Glatfelter Corp. (Paper & Forest Products)	38	542
Glaukos Corp.* (Health Care Equipment & Supplies)	37	2,069
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	36	447
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	78	1,110
Global Water Resources, Inc. (Water Utilities)	11	117
Glu Mobile, Inc.* (Entertainment)	126	903
GlycoMimetics, Inc.* (Biotechnology)	32	90
GMS, Inc.* (Trading Companies & Distributors)	36	814
Gogo, Inc.* (Wireless Telecommunication Services)	48	386
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	79	596
Gold Resource Corp. (Metals & Mining)	56	153
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	14	180
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	8	77
Goosehead Insurance, Inc. (Insurance)	11	1,348
GoPro, Inc.* - Class A (Household Durables)	112	665
Gorman-Rupp Co. (Machinery)	15	466
Gossamer Bio, Inc.* (Biotechnology)	49	407
GP Strategies Corp.* (Professional Services)	11	106
Graham Corp. (Machinery)	8	106
Granite Construction, Inc. (Construction & Engineering)	40	772
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	47	317
Gray Television, Inc.* (Media)	75	951
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	18	138
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	55	568
Great Southern Bancorp, Inc. (Banks)	10	410
Great Western Bancorp, Inc. (Banks)	48	624
Green Brick Partners, Inc.* (Household Durables)	21	376
Green Dot Corp.* - Class A (Consumer Finance)	44	2,345
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	30	453
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	3	68
Greenhill & Co., Inc. (Capital Markets)	12	155
Greenlane Holdings, Inc.* - Class A (Distributors)	9	22
Greenlight Capital Re, Ltd.* - Class A (Insurance)	24	162
GreenSky, Inc.* - Class A (IT Services)	54	255
Greif, Inc. - Class A (Containers & Packaging)	22	893
Greif, Inc. - Class B (Containers & Packaging)	5	216
Grid Dynamics Holdings, Inc.* (IT Services)	19	148
Griffin Industrial Realty, Inc. (Real Estate Management & Development)	2	106
Griffon Corp. (Building Products)	37	793
Gritstone Oncology, Inc.* (Biotechnology)	26	71
Group 1 Automotive, Inc. (Specialty Retail)	15	1,591
Groupon, Inc.* (Internet & Direct Marketing Retail)	20	388
GrowGeneration Corp.* (Specialty Retail)	31	518
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14	86
GTT Communications, Inc.* (IT Services)	28	103
GTY Technology Holdings, Inc.* (Software)	38	111
Guaranty Bancshares, Inc. (Banks)	6	173
Guess?, Inc. (Specialty Retail)	36	424
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	139	36
GWG Holdings, Inc.* (Diversified Financial Services)	3	23
H&E Equipment Services, Inc. (Trading Companies & Distributors)	28	589
H.B. Fuller Co. (Chemicals)	44	1,991
Halozyme Therapeutics, Inc.* (Biotechnology)	117	3,276
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	6	132
Hamilton Lane, Inc. (Capital Markets)	26	1,812
Hancock Whitney Corp. (Banks)	74	1,692
Hanger, Inc.* (Health Care Providers & Services)	32	559
Hanmi Financial Corp. (Banks)	26	234
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	63	2,636
HarborOne Bancorp, Inc. (Banks)	46	432
Harmonic, Inc.* (Communications Equipment)	82	487
Harpoon Therapeutics, Inc.* (Biotechnology)	9	130

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Harrow Health, Inc.* (Pharmaceuticals)	19	$90
Harsco Corp.* (Machinery)	68	877
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	33	112
Haverty Furniture Cos., Inc. (Specialty Retail)	15	375
Hawaiian Holdings, Inc. (Airlines)	39	540
Hawkins, Inc. (Chemicals)	8	374
Hawthorn Bancshares, Inc. (Banks)	5	95
Haynes International, Inc. (Metals & Mining)	11	178
HBT Financial, Inc. (Banks)	8	99
HC2 Holdings, Inc.* (Construction & Engineering)	33	71
HCI Group, Inc. (Insurance)	5	235
Health Catalyst, Inc.* (Health Care Technology)	29	1,000
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	117	3,253
Healthcare Services Group, Inc. (Commercial Services & Supplies)	64	1,464
HealthEquity, Inc.* (Health Care Providers & Services)	65	3,346
HealthStream, Inc.* (Health Care Technology)	22	403
Heartland Express, Inc. (Road & Rail)	42	769
Heartland Financial USA, Inc. (Banks)	30	988
Hecla Mining Co. (Metals & Mining)	451	2,066
Heidrick & Struggles International, Inc. (Professional Services)	17	388
Helen of Troy Ltd.* (Household Durables)	22	4,171
Helios Technologies, Inc. (Machinery)	27	1,130
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	123	305
Hemisphere Media Group, Inc.* (Media)	14	109
Herc Holdings, Inc.* (Trading Companies & Distributors)	21	932
Heritage Commerce Corp. (Banks)	50	363
Heritage Financial Corp. (Banks)	31	650
Heritage Insurance Holdings, Inc. (Insurance)	22	208
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	13	214
Herman Miller, Inc. (Commercial Services & Supplies)	51	1,554
Heron Therapeutics, Inc.* (Biotechnology)	76	1,240
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	29	142
Heska Corp.* (Health Care Equipment & Supplies)	6	704
HF Foods Group, Inc.* (Food & Staples Retailing)	31	204
Hibbett Sports, Inc.* (Specialty Retail)	14	529
Hillenbrand, Inc. (Machinery)	64	1,872
Hilltop Holdings, Inc. (Banks)	62	1,414
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	74	1,524
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	1	202
HMS Holdings Corp.* (Health Care Technology)	76	2,023
HNI Corp. (Commercial Services & Supplies)	37	1,204
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	7	177
Home BancShares, Inc. (Banks)	132	2,191
HomeStreet, Inc. (Thrifts & Mortgage Finance)	19	590
HomeTrust Bancshares, Inc. (Banks)	13	208
Homology Medicines, Inc.* (Biotechnology)	29	307
Hooker Furniture Corp. (Household Durables)	10	275
Hookipa Pharma, Inc.* (Biotechnology)	11	103
Hope Bancorp, Inc. (Banks)	101	815
Horace Mann Educators Corp. (Insurance)	36	1,221
Horizon Bancorp, Inc. (Banks)	37	459
Hostess Brands, Inc.* (Food Products)	106	1,340
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	91	238
Houlihan Lokey, Inc. (Capital Markets)	44	2,758
Howard Bancorp, Inc.* (Banks)	11	111
Hub Group, Inc.* - Class A (Air Freight & Logistics)	28	1,404
Hudson, Ltd.* - Class A (Specialty Retail)	34	260
Hurco Cos., Inc. (Machinery)	5	149
Huron Consulting Group, Inc.* (Professional Services)	20	757
Hyster-Yale Materials Handling, Inc. (Machinery)	9	382
I3 Verticals, Inc.* - Class A (IT Services)	13	268
IBEX, Ltd.* (Commercial Services & Supplies)	4	60
iBio, Inc.* (Biotechnology)	50	87
iCAD, Inc.* (Health Care Technology)	17	166
ICF International, Inc. (Professional Services)	16	1,046
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	19	442
Ideaya Biosciences, Inc.* (Biotechnology)	14	170
IDT Corp.* - Class B (Diversified Telecommunication Services)	13	124
IES Holdings, Inc.* (Construction & Engineering)	7	223
IGM Biosciences, Inc.* (Biotechnology)	6	317
iHeartMedia, Inc.* - Class A (Media)	52	427
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	87	3,955
IMARA, Inc.* (Pharmaceuticals)	4	63
IMAX Corp.* (Entertainment)	43	496
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	15	92
Immunic, Inc.* (Biotechnology)	5	79
ImmunoGen, Inc.* (Biotechnology)	148	835
Immunovant, Inc.* (Biotechnology)	30	1,309
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	15	383
Inari Medical, Inc.* (Health Care Equipment & Supplies)	7	463
Independence Holding Co. (Insurance)	4	151

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	82	$996
Independent Bank Corp. (Banks)	18	269
Independent Bank Corp. (Banks)	28	1,604
Independent Bank Group, Inc. (Banks)	32	1,651
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	56	1,074
Infinera Corp.* (Communications Equipment)	137	858
Information Services Group, Inc.* (IT Services)	31	64
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	12	148
Ingevity Corp.* (Chemicals)	36	1,976
Ingles Markets, Inc. (Food & Staples Retailing)	12	430
Innospec, Inc. (Chemicals)	21	1,389
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	18	2,099
Innoviva, Inc.* (Pharmaceuticals)	55	595
Inogen, Inc.* (Health Care Equipment & Supplies)	16	467
Inovalon Holdings, Inc.* (Health Care Technology)	64	1,215
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	135	1,330
Inozyme Pharma, Inc.* (Biotechnology)	7	161
Inseego Corp.*(a) (Communications Equipment)	59	513
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	30	1,601
Insmed, Inc.* (Biotechnology)	87	2,866
Insperity, Inc. (Professional Services)	31	2,374
Inspire Medical Systems, Inc.* (Health Care Technology)	23	2,747
Installed Building Products, Inc.* (Household Durables)	20	1,811
Insteel Industries, Inc. (Building Products)	16	348
Integer Holdings Corp.* (Health Care Equipment & Supplies)	28	1,637
Intellia Therapeutics, Inc.* (Biotechnology)	43	1,029
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	16	116
Intelligent Systems Corp.* (Software)	6	228
Inter Parfums, Inc. (Personal Products)	15	616
Intercept Pharmaceuticals, Inc.* (Biotechnology)	22	611
InterDigital, Inc. (Communications Equipment)	27	1,511
Interface, Inc. (Commercial Services & Supplies)	50	307
International Bancshares Corp. (Banks)	46	1,273
International Game Technology PLC (Hotels, Restaurants & Leisure)	86	706
International Money Express, Inc.* (IT Services)	20	278
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	21	284
Intersect ENT, Inc.* (Pharmaceuticals)	28	434
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	20	106
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	56	1,382
Intrepid Potash, Inc.* (Chemicals)	8	80
IntriCon Corp.* (Health Care Equipment & Supplies)	7	88
Invacare Corp. (Health Care Equipment & Supplies)	29	235
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	158	427
Investar Holding Corp. (Banks)	9	125
Investors Bancorp, Inc. (Banks)	199	1,684
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	11	742
Investors Title Co. (Insurance)	1	134
Invitae Corp.* (Biotechnology)	100	3,921
iRadimed Corp.* (Health Care Equipment & Supplies)	5	113
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	24	5,076
Iridium Communications, Inc.* (Diversified Telecommunication Services)	102	2,694
iRobot Corp.* (Household Durables)	24	1,910
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	138	1,363
iStar, Inc. (Equity Real Estate Investment Trusts)	63	743
iTeos Therapeutics, Inc.* (Biotechnology)	9	205
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	35	132
Itron, Inc.* (Electronic Equipment, Instruments & Components)	35	2,377
IVERIC bio, Inc.* (Biotechnology)	69	408
J & J Snack Foods Corp. (Food Products)	13	1,762
j2 Global, Inc.* (Software)	39	2,647
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	20	1,601
James River Group Holdings, Ltd. (Insurance)	26	1,215
JELD-WEN Holding, Inc.* (Building Products)	59	1,241
John B. Sanfilippo & Son, Inc. (Food Products)	8	582
John Bean Technologies Corp. (Machinery)	27	2,267
Johnson Outdoors, Inc. - Class A (Leisure Products)	5	437
Jounce Therapeutics, Inc.* (Biotechnology)	15	125
K12, Inc.* (Diversified Consumer Services)	34	812
Kadant, Inc. (Machinery)	10	1,151
Kadmon Holdings, Inc.* (Biotechnology)	149	507
Kaiser Aluminum Corp. (Metals & Mining)	14	881
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	34	224
Kaleido Biosciences, Inc.* (Pharmaceuticals)	10	61
KalVista Pharmaceuticals, Inc.* (Biotechnology)	12	207
Kaman Corp. - Class A (Trading Companies & Distributors)	24	952

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
KAR Auction Services, Inc. (Commercial Services & Supplies)	112	$1,631
Karuna Therapeutics, Inc.* (Biotechnology)	14	1,137
Karyopharm Therapeutics, Inc.* (Biotechnology)	61	904
KB Home (Household Durables)	76	2,451
KBR, Inc. (IT Services)	123	2,742
Kearny Financial Corp. (Thrifts & Mortgage Finance)	69	580
Kelly Services, Inc. - Class A (Professional Services)	29	504
Kennametal, Inc. (Machinery)	72	2,232
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	106	1,396
Keros Therapeutics, Inc.* (Biotechnology)	6	334
Kezar Life Sciences, Inc.* (Biotechnology)	27	138
Kforce, Inc. (Professional Services)	17	590
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	21	255
Kimball International, Inc. - Class B (Commercial Services & Supplies)	31	319
Kindred Biosciences, Inc.* (Biotechnology)	32	112
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	23	360
Kinsale Capital Group, Inc. (Insurance)	18	3,373
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	72	746
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	25	418
Knoll, Inc. (Commercial Services & Supplies)	43	493
Knowles Corp.* (Electronic Equipment, Instruments & Components)	76	1,083
Kodiak Sciences, Inc.* (Biotechnology)	25	2,270
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	44	1,448
Koppers Holdings, Inc.* (Chemicals)	18	404
Korn Ferry (Professional Services)	48	1,449
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	348	346
Kraton Corp.* (Chemicals)	27	764
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	105	1,984
Kronos Worldwide, Inc. (Chemicals)	19	253
Krystal Biotech, Inc.* (Biotechnology)	12	516
Kura Oncology, Inc.* (Biotechnology)	46	1,438
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	3	39
KVH Industries, Inc.* (Communications Equipment)	14	122
L B Foster Co.* - Class A (Machinery)	9	122
La Jolla Pharmaceutical Co.* (Biotechnology)	16	54
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	91	683
Lakeland Bancorp, Inc. (Banks)	42	467
Lakeland Financial Corp. (Banks)	21	1,074
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	7	151
Lancaster Colony Corp. (Food Products)	16	2,658
Landec Corp.* (Food Products)	22	211
Landmark Bancorp, Inc. (Banks)	3	70
Lands' End, Inc.* (Internet & Direct Marketing Retail)	10	161
Lannett Co., Inc.* (Pharmaceuticals)	27	174
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	57	619
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	116	4,047
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	93	1,209
Lawson Products, Inc.* (Trading Companies & Distributors)	4	165
La-Z-Boy, Inc. (Household Durables)	38	1,301
LCI Industries (Auto Components)	21	2,303
LCNB Corp. (Banks)	11	151
Legacy Housing Corp.* (Household Durables)	7	95
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	14	455
LendingClub Corp.* (Consumer Finance)	61	285
LENSAR, Inc.* (Health Care Equipment & Supplies)	7	68
Level One Bancorp, Inc. (Banks)	4	63
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	36	40
Lexington Realty Trust (Equity Real Estate Investment Trusts)	236	2,343
LGI Homes, Inc.* (Household Durables)	19	2,031
LHC Group, Inc.* (Health Care Providers & Services)	26	5,629
Liberty Latin America, Ltd.* - Class A (Media)	40	392
Liberty Latin America, Ltd.* - Class C (Media)	134	1,302
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	9	186
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	31	635
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	56	374
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	63	112
Lifetime Brands, Inc. (Household Durables)	10	101
Lifevantage Corp.* (Personal Products)	12	133
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	12	989
Limelight Networks, Inc.* (IT Services)	102	360
Limestone Bancorp, Inc.* (Banks)	5	53
Limoneira Co. (Food Products)	14	194
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	22	183
Lindsay Corp. (Machinery)	9	948
Liquidia Technologies, Inc.* (Pharmaceuticals)	23	106
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	24	205
Lithia Motors, Inc. - Class A (Specialty Retail)	22	5,050

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
LivaNova PLC* (Health Care Equipment & Supplies)	42	$2,114
Live Oak Bancshares, Inc. (Banks)	24	895
Livent Corp.* (Chemicals)	127	1,365
LivePerson, Inc.* (Software)	53	2,833
LiveRamp Holdings, Inc.* (IT Services)	55	3,636
LiveXLive Media, Inc.* (Entertainment)	40	80
LogicBio Therapeutics, Inc.* (Biotechnology)	11	61
Loral Space & Communications, Inc. (Media)	11	192
Louisiana-Pacific Corp. (Paper & Forest Products)	97	2,773
LSI Industries, Inc. (Electrical Equipment)	22	150
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	34	1,122
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	25	553
Luminex Corp. (Life Sciences Tools & Services)	37	815
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	25	158
Luther Burbank Corp. (Thrifts & Mortgage Finance)	16	151
Luxfer Holdings PLC (Machinery)	25	311
Lydall, Inc.* (Machinery)	15	297
Lyra Therapeutics, Inc.* (Pharmaceuticals)	4	43
M.D.C. Holdings, Inc. (Household Durables)	44	1,915
M/I Homes, Inc.* (Household Durables)	24	982
Macatawa Bank Corp. (Banks)	23	165
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	75	824
Mackinac Financial Corp. (Banks)	8	79
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	41	1,497
MacroGenics, Inc.* (Biotechnology)	46	893
Macy's, Inc.(a) (Multiline Retail)	270	1,677
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	8	1,018
Magellan Health, Inc.* (Health Care Providers & Services)	20	1,445
Magenta Therapeutics, Inc.* (Biotechnology)	18	114
Magnite, Inc.* (Internet & Direct Marketing Retail)	91	822
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	107	464
MainStreet Bancshares, Inc.* (Banks)	6	89
Malibu Boats, Inc.* (Leisure Products)	18	915
MannKind Corp.* (Biotechnology)	190	382
ManTech International Corp. - Class A (IT Services)	23	1,492
Marcus & Millichap, Inc.* (Real Estate Management & Development)	20	625
Marine Products Corp. (Leisure Products)	6	95
MarineMax, Inc.* (Specialty Retail)	18	540
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	21	274
Marker Therapeutics, Inc.* (Biotechnology)	25	34
Marlin Business Services Corp. (Diversified Financial Services)	7	51
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	35	3,381
Marrone Bio Innovations, Inc.* (Chemicals)	58	64
Marten Transport, Ltd. (Road & Rail)	51	783
Masonite International Corp.* (Building Products)	21	1,848
MasTec, Inc.* (Construction & Engineering)	49	2,432
Mastech Digital, Inc.* (Professional Services)	3	47
MasterCraft Boat Holdings, Inc.* (Leisure Products)	16	330
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	95	672
Materion Corp. (Metals & Mining)	18	921
Matrix Service Co.* (Energy Equipment & Services)	22	167
Matson, Inc. (Marine)	37	1,921
Matthews International Corp. - Class A (Commercial Services & Supplies)	26	568
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	6	61
MAX Holdings, Inc. (Real Estate Management & Development)	15	485
Maxar Technologies, Inc. (Aerospace & Defense)	53	1,366
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	8	130
MAXIMUS, Inc. (IT Services)	53	3,582
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	58	1,534
Mayville Engineering Co., Inc.* (Metals & Mining)	6	53
MBIA, Inc.* (Insurance)	46	263
McGrath RentCorp (Commercial Services & Supplies)	21	1,199
MediciNova, Inc.* (Biotechnology)	36	201
Medifast, Inc. (Personal Products)	10	1,404
MEDNAX, Inc.* (Health Care Providers & Services)	64	816
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	24	2,663
MEI Pharma, Inc.* (Biotechnology)	89	231
MeiraGTx Holdings PLC* (Biotechnology)	18	230
Mercantile Bank Corp. (Banks)	14	306
Merchants Bancorp (Thrifts & Mortgage Finance)	8	173
Meredith Corp. (Media)	34	374
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	40	498
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	37	635
Meridian Corp. (Banks)	5	88
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	47	2,352
Meritage Homes Corp.* (Household Durables)	32	2,787
Meritor, Inc.* (Machinery)	60	1,460
Mersana Therapeutics, Inc.* (Biotechnology)	46	829

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Mesa Air Group, Inc.* (Airlines)	25	$79
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	4	1,046
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	29	851
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	32	985
Metrocity Bankshares, Inc. (Banks)	15	210
Metropolitan Bank Holding Corp.* (Banks)	6	180
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	392	1,105
MGE Energy, Inc. (Electric Utilities)	31	2,016
MGP Ingredients, Inc. (Beverages)	11	462
MicroStrategy, Inc.* - Class A (Software)	7	1,169
Mid Penn Bancorp, Inc. (Banks)	6	117
Middlefield Banc Corp. (Banks)	5	95
Middlesex Water Co. (Water Utilities)	15	962
Midland States Bancorp, Inc. (Banks)	18	268
MidwestOne Financial Group, Inc. (Banks)	13	262
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	36	55
Miller Industries, Inc. (Machinery)	10	299
Mimecast, Ltd.* (Software)	49	1,872
Minerals Technologies, Inc. (Chemicals)	29	1,586
Minerva Neurosciences, Inc.* (Biotechnology)	30	96
Mirati Therapeutics, Inc.* (Biotechnology)	36	7,818
Mirum Pharmaceuticals, Inc.* (Biotechnology)	4	63
Misonix, Inc.* (Health Care Equipment & Supplies)	10	114
Mistras Group, Inc.* (Professional Services)	16	60
Mitek System, Inc.* (Software)	35	436
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	4	100
MobileIron, Inc.* (Software)	84	591
Model N, Inc.* (Software)	29	1,022
Modine Manufacturing Co.* (Auto Components)	43	275
Moelis & Co. (Capital Markets)	46	1,711
Molecular Templates, Inc.* (Biotechnology)	23	203
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	11	477
MoneyGram International, Inc.* (IT Services)	54	278
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	82	1,136
Monro, Inc. (Specialty Retail)	28	1,178
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	19	94
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	9	243
Moog, Inc. - Class A (Aerospace & Defense)	26	1,622
Morphic Holding, Inc.* (Biotechnology)	12	323
Motorcar Parts of America, Inc.* (Auto Components)	16	236
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	14	153
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	66	1,391
MRC Global, Inc.* (Trading Companies & Distributors)	68	290
MSG Networks, Inc.* - Class A (Media)	34	304
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	17	413
Mueller Industries, Inc. (Machinery)	48	1,389
Mueller Water Products, Inc. - Class A (Machinery)	135	1,399
Murphy USA, Inc.* (Specialty Retail)	24	2,935
Mustang Bio, Inc.* (Biotechnology)	25	67
MVB Financial Corp. (Banks)	9	144
Myers Industries, Inc. (Containers & Packaging)	31	445
Myokardia, Inc.* (Pharmaceuticals)	44	9,836
MYR Group, Inc.* (Construction & Engineering)	14	599
Myriad Genetics, Inc.* (Biotechnology)	61	758
Nabors Industries, Ltd.* (Energy Equipment & Services)	6	171
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	3	58
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	33	1,209
Nanthealth, Inc.* (Health Care Technology)	23	46
Nantkwest, Inc.* (Biotechnology)	27	203
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	10	241
Natera, Inc.* (Biotechnology)	61	4,103
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	2	102
National Bank Holdings Corp. (Banks)	25	754
National Bankshares, Inc. (Banks)	6	163
National Beverage Corp.*(a) (Beverages)	10	783
National CineMedia, Inc. (Media)	54	107
National Energy Services Reunited Corp.* (Energy Equipment & Services)	18	133
National General Holdings Corp. (Insurance)	59	2,004
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	37	2,074
National Healthcare Corp. (Health Care Providers & Services)	11	696
National Presto Industries, Inc. (Aerospace & Defense)	4	332
National Research Corp. (Health Care Providers & Services)	12	622
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	54	1,830
National Vision Holdings, Inc.* (Specialty Retail)	69	2,783
National Western Life Group, Inc. - Class A (Insurance)	2	339
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	8	85
Nature's Sunshine Products, Inc.* (Personal Products)	8	83
Natus Medical, Inc.* (Health Care Equipment & Supplies)	29	528
Nautilus, Inc.* (Leisure Products)	26	564

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Navient Corp. (Consumer Finance)	165	$1,322
Navistar International Corp.* (Machinery)	43	1,854
NBT Bancorp, Inc. (Banks)	37	1,013
Neenah, Inc. (Paper & Forest Products)	14	527
Nelnet, Inc. - Class A (Consumer Finance)	15	916
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	6	21
Neogen Corp.* (Health Care Equipment & Supplies)	46	3,209
NeoGenomics, Inc.* (Life Sciences Tools & Services)	89	3,491
Neoleukin Therapeutics, Inc.* (Biotechnology)	28	294
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	42	286
Nesco Holdings, Inc.* (Trading Companies & Distributors)	11	46
NETGEAR, Inc.* (Communications Equipment)	26	801
NetScout Systems, Inc.* (Communications Equipment)	60	1,231
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	10	175
Neubase Therapeutics, Inc.* (Biotechnology)	14	110
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	4	20
Nevro Corp.* (Health Care Equipment & Supplies)	29	4,328
New Jersey Resources Corp. (Gas Utilities)	82	2,393
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	71	278
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	327	831
NewAge, Inc.* (Beverages)	82	192
Newmark Group, Inc. (Real Estate Management & Development)	123	582
Newpark Resources, Inc.* (Energy Equipment & Services)	77	55
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	19	842
NextCure, Inc.* (Biotechnology)	14	135
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	18	44
NextGen Healthcare, Inc.* (Health Care Technology)	48	653
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	140	265
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	21	364
NI Holdings, Inc.* (Insurance)	8	134
NIC, Inc. (IT Services)	57	1,278
Nicolet Bankshares, Inc.* (Banks)	8	494
Nkarta, Inc.* (Biotechnology)	14	402
NL Industries, Inc. (Commercial Services & Supplies)	7	29
nLight, Inc.* (Electronic Equipment, Instruments & Components)	30	637
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	71	1,526
NN, Inc.* (Machinery)	36	193
Noodles & Co.* (Hotels, Restaurants & Leisure)	27	174
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	125	364
Northeast Bank (Banks)	7	134
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	41	417
Northrim Bancorp, Inc. (Banks)	5	143
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	101	1,078
Northwest Natural Holding Co. (Gas Utilities)	26	1,155
Northwest Pipe Co.* (Construction & Engineering)	8	214
NorthWestern Corp. (Multi-Utilities)	44	2,294
Norwood Financial Corp. (Banks)	5	114
Novagold Resources, Inc.* (Metals & Mining)	205	2,124
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	30	3,261
Novavax, Inc.* (Biotechnology)	53	4,278
NOW, Inc.* (Trading Companies & Distributors)	95	387
Nurix Therapeutics, Inc.* (Biotechnology)	10	253
NuVasive, Inc.* (Health Care Equipment & Supplies)	44	1,955
NV5 Global, Inc.* (Construction & Engineering)	9	505
NVE Corp. (Semiconductors & Semiconductor Equipment)	4	185
Nymox Pharmaceutical Corp.* (Biotechnology)	36	69
Oak Valley Bancorp (Banks)	6	83
Oceaneering International, Inc.* (Energy Equipment & Services)	86	351
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	51	763
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	1	23
Ocular Therapeutix, Inc.* (Pharmaceuticals)	52	494
Odonate Therapeutics, Inc.* (Pharmaceuticals)	11	159
Office Properties Income Trust (Equity Real Estate Investment Trusts)	41	755
OFG Bancorp (Banks)	44	633
Ohio Valley Banc Corp. (Banks)	4	86
O-I Glass, Inc. (Containers & Packaging)	135	1,273
Oil States International, Inc.* (Energy Equipment & Services)	52	129
Oil-Dri Corp. of America (Household Products)	4	137
Old National Bancorp (Banks)	142	1,985
Old Second Bancorp, Inc. (Banks)	25	214
Olympic Steel, Inc. (Metals & Mining)	8	91
Omega Flex, Inc. (Machinery)	3	449
Omeros Corp.* (Pharmaceuticals)	51	517
Omnicell, Inc.* (Health Care Technology)	37	3,202
Oncocyte Corp.* (Biotechnology)	54	80
ONE Gas, Inc. (Gas Utilities)	45	3,107

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	14	$216
OneSpan, Inc.* (Software)	29	636
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	39	242
Onewater Marine, Inc.* (Specialty Retail)	4	75
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	41	1,315
Ontrak, Inc.* (Health Care Providers & Services)	7	429
Ooma, Inc.* (Diversified Telecommunication Services)	18	254
OP Bancorp (Thrifts & Mortgage Finance)	11	71
OPKO Health, Inc.*(a) (Biotechnology)	343	1,207
Oportun Financial Corp.* (Consumer Finance)	17	226
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	8	200
OptimizeRx Corp.* (Health Care Technology)	13	257
Optinose, Inc.* (Pharmaceuticals)	30	96
Option Care Health, Inc.* (Health Care Providers & Services)	38	507
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	61	911
ORBCOMM, Inc.* (Diversified Telecommunication Services)	64	275
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	57	296
Organogenesis Holdings, Inc.* (Biotechnology)	17	62
Orgenesis, Inc.* (Biotechnology)	16	72
ORIC Pharmaceuticals, Inc.* (Biotechnology)	8	172
Origin Bancorp, Inc. (Banks)	19	425
Orion Energy Systems, Inc.* (Electrical Equipment)	23	148
Orion Engineered Carbons SA (Chemicals)	52	763
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	35	2,481
Orrstown Financial Services, Inc. (Banks)	9	126
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	16	500
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	11	491
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	15	1,157
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	11	56
Otter Tail Corp. (Electric Utilities)	35	1,342
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	57	109
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	37	2,075
Ovid Therapeutics, Inc.* (Biotechnology)	37	189
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	226	2,080
Owens & Minor, Inc. (Health Care Providers & Services)	54	1,356
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	14	576
Oyster Point Pharma, Inc.* (Biotechnology)	5	99
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	144	1,888
Pacific Premier Bancorp, Inc. (Banks)	69	1,760
Pacira BioSciences, Inc.* (Pharmaceuticals)	36	1,884
PAE, Inc.* (Aerospace & Defense)	51	404
Palomar Holdings, Inc.* (Insurance)	17	1,516
PAM Transportation Services, Inc.* (Road & Rail)	2	79
Pandion Therapeutics, Inc.* (Biotechnology)	6	71
Pangaea Logistics Solutions, Ltd. (Marine)	9	24
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	28	2,145
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	35	225
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	14	518
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	38	181
Park Aerospace Corp. (Aerospace & Defense)	17	180
Park City Group, Inc.* (Software)	11	48
Park National Corp. (Banks)	12	1,100
Parke BanCorp, Inc. (Banks)	9	108
Park-Ohio Holdings Corp. (Machinery)	8	158
Parsons Corp.* (Aerospace & Defense)	19	599
Partners Bancorp (Banks)	9	45
Passage Bio, Inc.* (Biotechnology)	12	202
Patrick Industries, Inc. (Building Products)	19	1,059
Patterson Cos., Inc. (Health Care Providers & Services)	73	1,816
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	158	404
PAVmed, Inc.* (Health Care Equipment & Supplies)	32	57
Paysign, Inc.* (IT Services)	27	129
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	83	388
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	10	456
PCB BanCorp (Banks)	11	103
PCSB Financial Corp. (Thrifts & Mortgage Finance)	13	175
PCTEL, Inc. (Communications Equipment)	15	77
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	86	1,025
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	25	469
PDL BioPharma, Inc. (Biotechnology)	96	206
PDL Community Bancorp* (Thrifts & Mortgage Finance)	6	55
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	54	70
Peapack Gladstone Financial Corp. (Banks)	16	270
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	112	1,342
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	131	7,070

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	12	$92
Penns Woods Bancorp, Inc. (Banks)	6	124
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	37	1,880
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	86	1,287
Peoples Bancorp of North Carolina, Inc. (Banks)	4	69
Peoples Bancorp, Inc. (Banks)	16	362
Peoples Financial Services Corp. (Banks)	6	215
Perdoceo Education Corp.* (Diversified Consumer Services)	60	677
Perficient, Inc.* (IT Services)	28	1,096
Performance Food Group Co.* (Food & Staples Retailing)	113	3,798
Personalis, Inc.* (Life Sciences Tools & Services)	20	495
Perspecta, Inc. (IT Services)	120	2,152
Petiq, Inc.* (Health Care Providers & Services)	18	514
PetMed Express, Inc. (Internet & Direct Marketing Retail)	17	503
PFSweb, Inc.* (IT Services)	14	87
PGT Innovations, Inc.* (Building Products)	49	812
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	13	35
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	9	354
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	18	296
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	55	536
Phreesia, Inc.* (Health Care Technology)	25	924
Physicians Realty Trust (Equity Real Estate Investment Trusts)	180	3,035
PICO Holdings, Inc.* (Commercial Services & Supplies)	15	124
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	109	1,245
Pieris Pharmaceuticals, Inc.* (Biotechnology)	43	108
Ping Identity Holding Corp.* (Software)	32	886
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	10	95
Piper Sandler Cos. (Capital Markets)	15	1,252
Pitney Bowes, Inc. (Commercial Services & Supplies)	150	797
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	34	75
PJT Partners, Inc. - Class A (Capital Markets)	20	1,353
Plantronics, Inc. (Communications Equipment)	29	566
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	23	62
Plexus Corp.* (Electronic Equipment, Instruments & Components)	25	1,739
Pliant Therapeutics, Inc.* (Pharmaceuticals)	9	195
Plug Power, Inc.* (Electrical Equipment)	294	4,116
Plumas BanCorp (Banks)	4	80
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	14	178
PNM Resources, Inc. (Electric Utilities)	69	3,451
Portland General Electric Co. (Electric Utilities)	78	3,065
Poseida Therapeutics, Inc.* (Biotechnology)	12	138
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	57	2,368
Powell Industries, Inc. (Electrical Equipment)	8	189
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	51	3,071
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	25	151
PQ Group Holdings, Inc.* (Chemicals)	33	381
PRA Group, Inc.* (Consumer Finance)	39	1,331
Precigen, Inc.* (Biotechnology)	57	245
Precision BioSciences, Inc.* (Biotechnology)	40	252
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	41	221
Preferred Bank (Banks)	12	406
Preformed Line Products Co. (Electrical Equipment)	3	165
Premier Financial Bancorp, Inc. (Banks)	11	138
Premier Financial Corp. (Thrifts & Mortgage Finance)	32	576
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	43	1,420
Prevail Therapeutics, Inc.* (Biotechnology)	12	117
PriceSmart, Inc. (Food & Staples Retailing)	20	1,380
Primo Water Corp. (Beverages)	135	1,692
Primoris Services Corp. (Construction & Engineering)	41	774
Priority Technology Holdings, Inc.* (IT Services)	7	20
ProAssurance Corp. (Insurance)	46	710
Professional Holding Corp.* - Class A (Banks)	10	136
Progenity, Inc.* (Health Care Providers & Services)	3	15
Progress Software Corp. (Software)	39	1,418
Progyny, Inc.* (Health Care Providers & Services)	23	561
ProPetro Holding Corp.* (Energy Equipment & Services)	69	273
PROS Holdings, Inc.* (Software)	34	958
ProSight Global, Inc.* (Insurance)	8	95
Protagonist Therapeutics, Inc.* (Biotechnology)	26	493
Protara Therapeutics, Inc.* (Biotechnology)	2	36
Protective Insurance Corp. - Class B (Insurance)	8	105
Prothena Corp. PLC* (Biotechnology)	27	295
Proto Labs, Inc.* (Machinery)	23	2,717
Provention Bio, Inc.* (Pharmaceuticals)	41	486
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	7	60
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	5	63

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	62	$841
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	7	81
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	17	1,939
PTC Therapeutics, Inc.* (Biotechnology)	53	2,766
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	12	145
Puma Biotechnology, Inc.* (Biotechnology)	26	218
Pure Cycle Corp.* (Water Utilities)	17	150
Purple Innovation, Inc.* (Household Durables)	19	539
Pzena Investment Management, Inc. - Class A (Capital Markets)	15	78
Q2 Holdings, Inc.* (Software)	43	3,923
QAD, Inc. (Software)	10	418
QCR Holdings, Inc. (Banks)	13	403
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	53	3,260
Quad/Graphics, Inc. (Commercial Services & Supplies)	29	66
Quaker Chemical Corp. (Chemicals)	11	2,099
Qualys, Inc.* (Software)	29	2,548
Quanex Building Products Corp. (Building Products)	28	510
Quanterix Corp.* (Life Sciences Tools & Services)	18	659
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	25	105
QuinStreet, Inc.* (Interactive Media & Services)	41	656
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	74	659
Quotient, Ltd.* (Health Care Equipment & Supplies)	50	236
R1 RCM, Inc.* (Health Care Providers & Services)	92	1,649
Rackspace Technology, Inc.* (IT Services)	29	457
Radian Group, Inc. (Thrifts & Mortgage Finance)	165	2,961
Radiant Logistics, Inc.* (Air Freight & Logistics)	34	175
Radius Health, Inc.* (Biotechnology)	39	523
RadNet, Inc.* (Health Care Providers & Services)	38	551
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	8	131
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	98	1,351
Range Resources Corp. (Oil, Gas & Consumable Fuels)	185	1,217
Ranpak Holdings Corp.* (Containers & Packaging)	25	213
Rapid7, Inc.* (Software)	43	2,663
RAPT Therapeutics, Inc.* (Biotechnology)	9	259
Raven Industries, Inc. (Industrial Conglomerates)	31	680
Rayonier Advanced Materials, Inc.* (Chemicals)	53	182
RBB Bancorp (Banks)	14	179
RBC Bearings, Inc.* (Machinery)	21	2,500
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	7	150
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	37	416
Realogy Holdings Corp.* (Real Estate Management & Development)	99	1,105
Recro Pharma, Inc. (Biotechnology)	17	27
Red River Bancshares, Inc. (Banks)	4	182
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	13	157
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	57	1,090
Red Violet, Inc.* (Professional Services)	6	125
Redfin Corp.* (Real Estate Management & Development)	84	3,508
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	99	842
REGENXBIO, Inc.* (Biotechnology)	29	834
Regional Management Corp.* (Consumer Finance)	7	142
Regis Corp.* (Diversified Consumer Services)	20	111
Relay Therapeutics, Inc.* (Biotechnology)	28	1,034
Reliant Bancorp, Inc. (Banks)	13	219
Relmada Therapeutics, Inc.* (Pharmaceuticals)	12	371
Renasant Corp. (Banks)	47	1,340
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	33	1,862
Rent-A-Center, Inc. (Specialty Retail)	42	1,298
Repay Holdings Corp.* (IT Services)	51	1,149
Replimune Group, Inc.* (Biotechnology)	18	753
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	23	127
Republic Bancorp, Inc. - Class A (Banks)	8	267
Republic First Bancorp, Inc.* (Banks)	39	87
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	23	60
Resideo Technologies, Inc.* (Building Products)	107	1,079
Resonant, Inc.* (Communications Equipment)	43	98
Resources Connection, Inc. (Professional Services)	26	279
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	100	973
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	185	969
Retail Value, Inc. (Equity Real Estate Investment Trusts)	14	175
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	11	81
Retrophin, Inc.* (Biotechnology)	42	850
REV Group, Inc. (Machinery)	24	188
Revance Therapeutics, Inc.* (Pharmaceuticals)	54	1,398
Revlon, Inc.* - Class A (Personal Products)	6	25
REVOLUTION Medicines, Inc.* (Biotechnology)	33	996

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	5	$363
Rexnord Corp. (Machinery)	105	3,369
RGC Resources, Inc. (Gas Utilities)	7	167
RH* (Specialty Retail)	13	4,357
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	29	614
Ribbon Communications, Inc.* (Communications Equipment)	59	254
Richmond Mutual Bancorp, Inc. (Banks)	11	120
Rigel Pharmaceuticals, Inc.* (Biotechnology)	147	365
Rimini Street, Inc.* (Software)	19	60
Rite Aid Corp.* (Food & Staples Retailing)	47	430
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	18	84
RLI Corp. (Insurance)	34	2,947
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	142	1,162
Rocket Pharmaceuticals, Inc.* (Biotechnology)	29	810
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	60	51
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	6	161
Rogers Corp.* (Electronic Equipment, Instruments & Components)	16	1,939
RPC, Inc.* (Energy Equipment & Services)	50	119
RPT Realty (Equity Real Estate Investment Trusts)	70	342
Rubius Therapeutics, Inc.* (Biotechnology)	31	131
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	36	1,290
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	6	189
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	28	313
Ryerson Holding Corp.* (Metals & Mining)	14	110
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	44	1,753
S&T Bancorp, Inc. (Banks)	33	653
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	177	2,329
Safe Bulkers, Inc.* (Marine)	45	40
Safeguard Scientifics, Inc. (Capital Markets)	17	99
Safehold, Inc. (Equity Real Estate Investment Trusts)	15	1,032
Safety Insurance Group, Inc. (Insurance)	12	840
Saga Communications, Inc. - Class A (Media)	3	51
Saia, Inc.* (Road & Rail)	23	3,397
SailPoint Technologies Holding, Inc.* (Software)	76	3,155
Salisbury Bancorp, Inc. (Banks)	2	68
Sally Beauty Holdings, Inc.* (Specialty Retail)	97	812
Sanderson Farms, Inc. (Food Products)	17	2,175
Sandy Spring Bancorp, Inc. (Banks)	40	1,014
Sangamo Therapeutics, Inc.* (Biotechnology)	99	1,024
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	58	1,418
Sapiens International Corp. N.V. (Software)	22	597
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	8	28
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	10	248
Savara, Inc.* (Biotechnology)	42	44
SB Financial Group, Inc. (Banks)	6	92
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	22	442
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	22	462
Scholar Rock Holding Corp.* (Biotechnology)	20	778
Scholastic Corp. (Media)	25	494
Schrodinger, Inc.* (Health Care Technology)	25	1,220
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	27	896
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	49	1,562
Scorpio Bulkers, Inc. (Marine)	8	88
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	44	388
scPharmaceuticals, Inc.* (Pharmaceuticals)	6	52
Sculptor Capital Management, Inc. (Capital Markets)	16	173
SeaChange International, Inc.* (Software)	26	20
Seacoast Banking Corp.* (Banks)	45	967
SEACOR Holdings, Inc.* (Energy Equipment & Services)	17	521
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	23	293
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	44	969
SecureWorks Corp.* - Class A (Software)	8	83
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	8	53
Select Bancorp, Inc.* (Banks)	14	104
Select Energy Services, Inc.* (Energy Equipment & Services)	51	154
Select Medical Holdings Corp.* (Health Care Providers & Services)	94	1,972
Selecta Biosciences, Inc.* (Biotechnology)	59	175
Selective Insurance Group, Inc. (Insurance)	51	2,654
Selectquote, Inc.* (Insurance)	27	465
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	56	3,074
Seneca Foods Corp.* - Class A (Food Products)	6	221
Sensient Technologies Corp. (Chemicals)	37	2,421
Seres Therapeutics, Inc.* (Biotechnology)	46	1,283
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	29	369
Service Properties Trust (Equity Real Estate Investment Trusts)	142	1,024
ServiceSource International, Inc.* (IT Services)	75	104
ServisFirst Bancshares, Inc. (Banks)	42	1,550
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	83	540

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	30	$2,026
Sharps Compliance Corp.* (Health Care Providers & Services)	12	72
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	42	1,832
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	25	1,708
Shoe Carnival, Inc. (Specialty Retail)	8	248
Shore Bancshares, Inc. (Banks)	11	119
ShotSpotter, Inc.* (Software)	7	205
Shutterstock, Inc. (Internet & Direct Marketing Retail)	19	1,244
SI-BONE, Inc.* (Health Care Equipment & Supplies)	22	461
Siebert Financial Corp.* (Capital Markets)	10	36
Sientra, Inc.* (Health Care Equipment & Supplies)	40	169
Sierra Bancorp (Banks)	12	238
SIGA Technologies, Inc.* (Pharmaceuticals)	45	288
Signet Jewelers, Ltd. (Specialty Retail)	45	1,003
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	37	3,791
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	23	1,394
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	8	90
Silvergate Capital Corp.* - Class A (Banks)	14	313
Simmons First National Corp. - Class A (Banks)	93	1,580
Simply Good Foods Co.* (Food Products)	74	1,391
Simpson Manufacturing Co., Inc. (Building Products)	38	3,372
Simulations Plus, Inc. (Health Care Technology)	12	778
Sinclair Broadcast Group, Inc. - Class A (Media)	38	706
SITE Centers Corp. (Equity Real Estate Investment Trusts)	132	899
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	38	4,540
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	8	668
SJW Corp. (Water Utilities)	23	1,396
Skyline Champion Corp.* (Household Durables)	45	1,154
SkyWest, Inc. (Airlines)	43	1,248
Sleep Number Corp.* (Specialty Retail)	23	1,457
SM Energy Co. (Oil, Gas & Consumable Fuels)	99	159
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	12	317
SmartFinancial, Inc. (Banks)	12	179
Smith & Wesson Brands, Inc. (Leisure Products)	47	780
Smith Micro Software, Inc.* (Software)	30	124
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	25	148
Soleno Therapeutics, Inc.* (Biotechnology)	51	89
Solid Biosciences, Inc.* (Biotechnology)	21	69
Soliton, Inc.* (Health Care Equipment & Supplies)	6	43
Sonic Automotive, Inc. - Class A (Specialty Retail)	21	757
Sonos, Inc.* (Household Durables)	70	1,022
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	191	1,326
South Jersey Industries, Inc. (Gas Utilities)	87	1,676
South Plains Financial, Inc. (Banks)	9	132
South State Corp. (Banks)	60	3,683
Southern First Bancshares, Inc.* (Banks)	6	161
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	7	178
Southern National Bancorp of Virginia, Inc. (Banks)	17	164
Southside Bancshares, Inc. (Banks)	27	728
Southwest Gas Holdings, Inc. (Gas Utilities)	48	3,155
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	517	1,380
SP Plus Corp.* (Commercial Services & Supplies)	20	369
Spark Energy, Inc. - Class A (Electric Utilities)	10	91
SpartanNash Co. (Food & Staples Retailing)	31	571
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	125	429
Spero Therapeutics, Inc.* (Biotechnology)	13	170
Spire, Inc. (Gas Utilities)	43	2,410
Spirit Airlines, Inc.* (Airlines)	77	1,353
Spirit of Texas Bancshares, Inc. (Banks)	11	140
Spok Holdings, Inc. (Wireless Telecommunication Services)	15	136
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	37	482
SpringWorks Therapeutics, Inc.* (Biotechnology)	18	1,044
Sprout Social, Inc.* - Class A (Software)	24	1,049
SPS Commerce, Inc.* (Software)	30	2,568
SPX Corp.* (Machinery)	37	1,568
SPX FLOW, Inc.* (Machinery)	37	1,567
STAAR Surgical Co.* (Health Care Equipment & Supplies)	40	2,900
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	129	4,015
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	15	3,348
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	3	98
Standard Motor Products, Inc. (Auto Components)	18	824
Standex International Corp. (Machinery)	11	683
Startek, Inc.* (IT Services)	15	79
State Auto Financial Corp. (Insurance)	15	185
Steelcase, Inc. - Class A (Commercial Services & Supplies)	74	773
Stepan Co. (Chemicals)	19	2,212
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	38	120

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Sterling Bancorp, Inc. (Thrifts & Mortgage Finance)	14	$49
Sterling Construction Co., Inc.* (Construction & Engineering)	24	353
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	71	1,705
Stewart Information Services Corp. (Insurance)	23	975
Stifel Financial Corp. (Capital Markets)	58	3,390
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	49	1,687
Stock Yards Bancorp, Inc. (Banks)	18	688
Stoke Therapeutics, Inc.* (Biotechnology)	11	422
Stoneridge, Inc.* (Auto Components)	22	502
StoneX Group, Inc.* (Capital Markets)	14	742
Strategic Education, Inc. (Diversified Consumer Services)	21	1,744
Stratus Properties, Inc.* (Real Estate Management & Development)	5	107
Strongbridge BioPharma PLC* (Pharmaceuticals)	31	60
Sturm, Ruger & Co., Inc. (Leisure Products)	15	1,003
Summit Financial Group, Inc. (Banks)	10	180
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	89	470
Summit Materials, Inc.* - Class A (Construction Materials)	99	1,752
SunCoke Energy, Inc. (Metals & Mining)	72	251
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	46	1,107
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	66	1,055
Sunrun, Inc.* (Electrical Equipment)	126	6,555
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	186	1,380
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	39	886
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	9	195
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	42	771
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	50	87
Surgery Partners, Inc.* (Health Care Providers & Services)	19	415
Surmodics, Inc.* (Health Care Equipment & Supplies)	11	404
Sutro BioPharma, Inc.* (Biotechnology)	22	283
SVMK, Inc.* (Software)	105	2,198
SWK Holdings Corp.* (Diversified Financial Services)	3	43
Sykes Enterprises, Inc.* (IT Services)	33	1,130
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	29	2,223
Synchronoss Technologies, Inc.* (Software)	35	97
Syndax Pharmaceuticals, Inc.* (Biotechnology)	23	400
Syros Pharmaceuticals, Inc.* (Biotechnology)	36	240
Systemax, Inc. (Trading Companies & Distributors)	11	313
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	18	622
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	16	585
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	11	72
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	78	483
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	26	23
Taylor Morrison Home Corp.* (Household Durables)	109	2,354
TCR2 Therapeutics, Inc.* (Biotechnology)	22	433
Team, Inc.* (Commercial Services & Supplies)	26	139
TechTarget, Inc.* (Media)	20	876
TEGNA, Inc. (Media)	189	2,274
Tejon Ranch Co.* (Real Estate Management & Development)	18	247
Tela Bio, Inc.* (Health Care Equipment & Supplies)	6	91
Telenav, Inc.* (Software)	29	118
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	142	136
Tenable Holdings, Inc.* (Software)	60	2,047
Tenet Healthcare Corp.* (Health Care Providers & Services)	90	2,209
Tennant Co. (Machinery)	16	954
Tenneco, Inc.* (Auto Components)	44	379
Terex Corp. (Machinery)	58	1,432
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	58	3,264
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	7	148
Tetra Tech, Inc. (Commercial Services & Supplies)	47	4,742
Texas Capital Bancshares, Inc.* (Banks)	44	1,980
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	57	3,992
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	45	651
TG Therapeutics, Inc.* (Biotechnology)	96	2,426
The Andersons, Inc. (Food & Staples Retailing)	27	586
The Bancorp, Inc.* (Banks)	45	432
The Bank of Nt Butterfield & Son, Ltd. (Banks)	44	1,164
The Bank of Princeton (Banks)	5	98
The Brink's Co. (Commercial Services & Supplies)	43	1,841
The Buckle, Inc. (Specialty Retail)	25	599
The Cato Corp. - Class A (Specialty Retail)	18	110
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	37	1,100
The Children's Place, Inc. (Specialty Retail)	12	303
The Community Financial Corp. (Banks)	4	87

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
The Container Store Group, Inc.* (Specialty Retail)	17	$162
The E.W. Scripps Co. - Class A (Media)	48	436
The Eastern Co. (Machinery)	5	102
The Ensign Group, Inc. (Health Care Providers & Services)	44	2,589
The ExOne Co.* (Machinery)	10	101
The First Bancorp, Inc. (Banks)	9	208
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	102	904
The Goodyear Tire & Rubber Co. (Auto Components)	200	1,656
The Greenbrier Cos., Inc. (Machinery)	28	755
The Hackett Group, Inc. (IT Services)	22	284
The Joint Corp.* (Health Care Providers & Services)	11	206
The Lovesac Co.* (Household Durables)	8	206
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	129	898
The Manitowoc Co., Inc.* (Machinery)	29	218
The Marcus Corp. (Entertainment)	19	139
The Michaels Cos., Inc.* (Specialty Retail)	64	519
The ODP Corp.* (Specialty Retail)	45	878
The Pennant Group, Inc.* (Health Care Providers & Services)	22	917
The Providence Service Corp.* (Health Care Providers & Services)	10	1,176
The RealReal, Inc.* (Internet & Direct Marketing Retail)	54	680
The RMR Group, Inc. - Class A (Real Estate Management & Development)	13	347
The Shyft Group, Inc. (Machinery)	30	579
The St Joe Co.* (Real Estate Management & Development)	28	757
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	204	249
Theravance Biopharma, Inc.* (Pharmaceuticals)	40	756
Thermon Group Holdings, Inc.* (Electrical Equipment)	28	283
Third Point Reinsurance, Ltd.* (Insurance)	70	545
Tidewater, Inc.* (Energy Equipment & Services)	35	205
Tilly's, Inc. - Class A (Specialty Retail)	19	117
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	6	114
TimkenSteel Corp.* (Metals & Mining)	39	151
Tiptree, Inc. (Insurance)	21	102
Titan Machinery, Inc.* (Trading Companies & Distributors)	16	240
Tivity Health, Inc.* (Health Care Providers & Services)	37	509
Tompkins Financial Corp. (Banks)	12	672
Tootsie Roll Industries, Inc. (Food Products)	14	418
TopBuild Corp.* (Household Durables)	29	4,443
TowneBank (Banks)	58	1,054
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	52	407
TPI Composites, Inc.* (Electrical Equipment)	26	861
Transcat, Inc.* (Trading Companies & Distributors)	6	185
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	22
Translate Bio, Inc.* (Biotechnology)	59	757
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	22	264
Transocean, Ltd.*(a) (Energy Equipment & Services)	505	339
Trean Insurance Group, Inc.* (Insurance)	10	109
Trecora Resources* (Chemicals)	21	124
Tredegar Corp. (Chemicals)	23	335
TRI Pointe Group, Inc.* (Household Durables)	112	1,840
Tribune Publishing Co. (Media)	13	149
Tricida, Inc.* (Pharmaceuticals)	24	135
TriCo Bancshares (Banks)	23	665
TriMas Corp.* (Machinery)	37	900
TriNet Group, Inc.* (Professional Services)	36	2,481
Trinseo SA (Chemicals)	33	1,050
Triple-S Management Corp.* (Health Care Providers & Services)	20	370
TriState Capital Holdings, Inc.* (Banks)	24	302
Triton International, Ltd. (Trading Companies & Distributors)	52	1,918
Triumph Bancorp, Inc.* (Banks)	20	843
Triumph Group, Inc. (Aerospace & Defense)	44	290
Tronox Holdings PLC - Class A (Chemicals)	77	752
TrueBlue, Inc.* (Professional Services)	31	481
TrueCar, Inc.* (Interactive Media & Services)	91	397
Trupanion, Inc.* (Insurance)	26	1,860
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	82	451
Trustmark Corp. (Banks)	54	1,263
TTEC Holdings, Inc. (IT Services)	16	876
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	86	1,021
Tucows, Inc.* (IT Services)	8	590
Tupperware Brands Corp.* (Household Durables)	42	1,332
Turning Point Brands, Inc. (Tobacco)	10	375
Turning Point Therapeutics, Inc.* (Biotechnology)	31	2,858
Turtle Beach Corp.* (Household Durables)	12	216
Tutor Perini Corp.* (Construction & Engineering)	35	473
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	15	364
Twist Bioscience Corp.* (Biotechnology)	28	2,146
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	237	1,199
Tyme Technologies, Inc.* (Biotechnology)	58	50
U.S. Concrete, Inc.* (Construction Materials)	14	475
U.S. Ecology, Inc. (Commercial Services & Supplies)	27	824
U.S. Lime & Minerals, Inc. (Construction Materials)	2	185

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	11	$873
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	64	174
UFP Industries, Inc. (Building Products)	52	2,595
UFP Technologies, Inc.* (Containers & Packaging)	6	222
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	35	745
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	50	5,025
Ultralife Corp.* (Electrical Equipment)	8	41
UMB Financial Corp. (Banks)	38	2,313
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	32	436
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	12	180
UniFirst Corp. (Commercial Services & Supplies)	13	2,129
Unisys Corp.* (IT Services)	53	696
United Bankshares, Inc. (Banks)	107	2,807
United Community Banks, Inc. (Banks)	67	1,403
United Fire Group, Inc. (Insurance)	18	370
United Insurance Holdings Corp. (Insurance)	18	79
United Natural Foods, Inc.* (Food & Staples Retailing)	47	685
United Security Bancshares/Fresno CA (Banks)	12	75
United States Steel Corp. (Metals & Mining)	189	1,826
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	167	1,473
Unitil Corp. (Multi-Utilities)	13	449
Unity BanCorp, Inc. (Banks)	7	98
UNITY Biotechnology, Inc.* (Biotechnology)	30	116
Universal Corp. (Tobacco)	21	837
Universal Electronics, Inc.* (Household Durables)	12	445
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	11	588
Universal Insurance Holdings, Inc. (Insurance)	24	299
Universal Logistics Holdings, Inc. (Road & Rail)	7	138
Universal Technical Institute, Inc.* (Diversified Consumer Services)	25	115
Univest Financial Corp. (Banks)	25	397
Upland Software, Inc.* (Software)	22	918
Upwork, Inc.* (Professional Services)	80	1,476
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	157	135
Urban Edge Properties (Equity Real Estate Investment Trusts)	100	940
Urban Outfitters, Inc.* (Specialty Retail)	60	1,340
UroGen Pharma, Ltd.* (Biotechnology)	17	383
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	26	247
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	19	137
USANA Health Sciences, Inc.* (Personal Products)	10	757
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	249
Valley National Bancorp (Banks)	344	2,628
Value Line, Inc. (Capital Markets)	1	27
Vanda Pharmaceuticals, Inc.* (Biotechnology)	46	492
Vapotherm, Inc.* (Health Care Equipment & Supplies)	17	509
Varex Imaging Corp.* (Health Care Equipment & Supplies)	33	442
Varonis Systems, Inc.* (Software)	27	3,120
Vaxart, Inc.* (Biotechnology)	45	221
Vaxcyte, Inc.* (Pharmaceuticals)	16	598
VBI Vaccines, Inc.*(a) (Biotechnology)	148	348
Vector Group, Ltd. (Tobacco)	121	1,112
Vectrus, Inc.* (Aerospace & Defense)	10	395
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	42	535
Venus Concept, Inc.* (Health Care Equipment & Supplies)	17	36
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	18	114
Veracyte, Inc.* (Biotechnology)	49	1,698
Verastem, Inc.* (Biotechnology)	147	176
Vericel Corp.* (Biotechnology)	39	723
Vericity, Inc. (Insurance)	2	21
Verint Systems, Inc.* (Software)	55	2,669
Veritex Holdings, Inc. (Banks)	41	809
Veritiv Corp.* (Trading Companies & Distributors)	11	158
Veritone, Inc.* (Software)	20	188
Verra Mobility Corp.* - Class C (IT Services)	115	1,105
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	11	82
Verso Corp. - Class A (Paper & Forest Products)	27	210
Veru, Inc.* (Personal Products)	46	116
Viad Corp. (Commercial Services & Supplies)	17	340
Viavi Solutions, Inc.* (Communications Equipment)	197	2,434
Vicor Corp.* (Electrical Equipment)	17	1,326
Viela Bio, Inc.* (Biotechnology)	19	606
Viemed Healthcare, Inc.* (Health Care Providers & Services)	30	240
ViewRay, Inc.* (Health Care Equipment & Supplies)	96	285
Viking Therapeutics, Inc.* (Biotechnology)	57	321
Village Super Market, Inc. - Class A (Food & Staples Retailing)	7	159
Vir Biotechnology, Inc.* (Biotechnology)	46	1,446
VirnetX Holding Corp. (Software)	55	305
Virtus Investment Partners, Inc. (Capital Markets)	6	957
Virtusa Corp.* (IT Services)	25	1,258
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	115	1,865
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	11	263
Vista Outdoor, Inc.* (Leisure Products)	50	989

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Visteon Corp.* (Auto Components)	24	$2,152
Vital Farms, Inc.* (Food Products)	9	311
Vivint Smart Home, Inc.* (Diversified Consumer Services)	63	980
Vocera Communications, Inc.* (Health Care Technology)	28	918
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	24	71
Vonage Holdings Corp.* (Diversified Telecommunication Services)	200	2,116
VOXX International Corp.* (Auto Components)	17	193
Voyager Therapeutics, Inc.* (Biotechnology)	22	234
VSE Corp. (Commercial Services & Supplies)	8	232
vTv Therapeutics, Inc.* - Class A (Biotechnology)	9	15
VYNE Therapeutics, Inc.* (Pharmaceuticals)	125	200
W&T Offshore, Inc.*(a) (Oil, Gas & Consumable Fuels)	81	113
Wabash National Corp. (Machinery)	46	656
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	56	860
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	72	184
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	24	1,509
Warrior Met Coal, Inc. (Metals & Mining)	44	660
Washington Federal, Inc. (Thrifts & Mortgage Finance)	65	1,384
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	71	1,241
Washington Trust Bancorp, Inc. (Banks)	15	507
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	19	321
Watford Holdings, Ltd.* (Insurance)	15	540
Watts Water Technologies, Inc. - Class A (Machinery)	24	2,659
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	21	148
WD-40 Co. (Household Products)	12	2,920
Weis Markets, Inc. (Food & Staples Retailing)	8	363
Welbilt, Inc.* (Machinery)	113	687
Werner Enterprises, Inc. (Road & Rail)	53	2,015
WesBanco, Inc. (Banks)	56	1,360
WESCO International, Inc.* (Trading Companies & Distributors)	43	1,773
West Bancorp, Inc. (Banks)	14	232
Westamerica Bancorp (Banks)	23	1,205
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	51	99
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	20	115
Westwood Holdings Group, Inc. (Capital Markets)	7	68
Weyco Group, Inc. (Distributors)	5	79
Whitestone REIT (Equity Real Estate Investment Trusts)	34	203
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1	15
WideOpenWest, Inc.* (Media)	45	225
Willdan Group, Inc.* (Professional Services)	9	236
Willis Lease Finance Corp.* (Trading Companies & Distributors)	3	64
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	138	2,564
Wingstop, Inc. (Hotels, Restaurants & Leisure)	26	3,025
Winmark Corp. (Specialty Retail)	3	508
Winnebago Industries, Inc. (Automobiles)	27	1,268
WisdomTree Investments, Inc. (Capital Markets)	120	437
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	69	1,840
Workhorse Group, Inc.*(a) (Auto Components)	81	1,246
Workiva, Inc.* (Software)	34	1,881
World Acceptance Corp.* (Consumer Finance)	4	336
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	54	1,137
Worthington Industries, Inc. (Metals & Mining)	32	1,575
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	10	52
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	111	3,396
WSFS Financial Corp. (Thrifts & Mortgage Finance)	43	1,363
WW International, Inc.* (Diversified Consumer Services)	41	868
X4 Pharmaceuticals, Inc.* (Biotechnology)	14	80
XBiotech, Inc.* (Biotechnology)	12	205
Xencor, Inc.* (Biotechnology)	48	1,842
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	98	808
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	40	189
XOMA Corp.* (Biotechnology)	5	124
XPEL, Inc.* (Auto Components)	14	347
Xperi Holding Corp. (Software)	93	1,153
Yelp, Inc.* (Interactive Media & Services)	61	1,200
YETI Holdings, Inc.* (Leisure Products)	69	3,413
Yext, Inc.* (Software)	87	1,442
Y-mAbs Therapeutics, Inc.* (Biotechnology)	26	1,111
York Water Co. (Water Utilities)	11	465
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	10	396
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	184	385
Zix Corp.* (Software)	47	288
Zogenix, Inc.* (Pharmaceuticals)	48	1,023
Zumiez, Inc.* (Specialty Retail)	18	504
Zuora, Inc.* - Class A (Software)	87	837
Zynex, Inc.* (Health Care Equipment & Supplies)	16	205
TOTAL COMMON STOCKS
(Cost $1,160,949)		1,655,481

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		–

Right (0.0%)

	Shares	Value
HC2 Holdings, Inc.; expiring 11/23/20* (Construction & Engineering)	33	$—
TOTAL RIGHT
(Cost $–)		–

Repurchase Agreements(b)(c) (42.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,167,003	$1,167,000	$1,167,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,167,000)		1,167,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	14,175	$14,175
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	46	46
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	199	199
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,420)		14,420
TOTAL INVESTMENT SECURITIES
(Cost $2,342,369) - 104.1%		2,836,901
Net other assets (liabilities) - (4.1)%		(111,113)

NET ASSETS - 100.0%		$2,725,788

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2020, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $12,933.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $364,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	12/21/20	$384,200	$22,684

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/20	0.35%	$68,277	$(7,534)
Russell 2000 Index	UBS AG	11/27/20	0.10%	599,367	(6,262)
				$667,644	$(13,796)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Small-Cap ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$13,250	0.5%
Air Freight & Logistics	6,442	0.2%
Airlines	4,703	0.2%
Auto Components	22,235	0.8%
Automobiles	1,268	NM
Banks	130,833	4.8%
Beverages	4,648	0.2%
Biotechnology	178,964	6.6%
Building Products	26,806	1.0%
Capital Markets	26,308	1.0%
Chemicals	29,286	1.1%
Commercial Services & Supplies	31,569	1.2%
Communications Equipment	14,929	0.5%
Construction & Engineering	23,243	0.8%
Construction Materials	2,621	0.1%
Consumer Finance	10,319	0.4%
Containers & Packaging	3,262	0.1%
Distributors	1,301	NM
Diversified Consumer Services	9,775	0.4%
Diversified Financial Services	3,603	0.1%
Diversified Telecommunication Services	12,015	0.4%
Electric Utilities	12,377	0.4%
Electrical Equipment	20,734	0.8%
Electronic Equipment, Instruments & Components	37,542	1.4%
Energy Equipment & Services	8,482	0.3%
Entertainment	3,550	0.1%
Equity Real Estate Investment Trusts	94,354	3.5%
Food & Staples Retailing	13,560	0.5%
Food Products	25,249	0.9%
Gas Utilities	16,948	0.6%
Health Care Equipment & Supplies	60,194	2.2%
Health Care Providers & Services	44,584	1.6%
Health Care Technology	18,888	0.7%
Hotels, Restaurants & Leisure	55,184	2.0%
Household Durables	37,674	1.4%
Household Products	4,572	0.2%
Independent Power and Renewable Electricity Producers	6,494	0.2%
Industrial Conglomerates	680	NM
Insurance	39,158	1.4%
Interactive Media & Services	5,269	0.2%
Internet & Direct Marketing Retail	12,854	0.5%
IT Services	34,311	1.3%
Leisure Products	11,464	0.4%
Life Sciences Tools & Services	12,828	0.5%
Machinery	63,362	2.3%
Marine	2,484	0.1%
Media	12,840	0.5%
Metals & Mining	25,828	0.9%
Mortgage Real Estate Investment Trusts	21,037	0.8%
Multiline Retail	3,608	0.1%
Multi-Utilities	7,729	0.3%
Oil, Gas & Consumable Fuels	22,187	0.8%
Paper & Forest Products	7,895	0.3%
Personal Products	5,778	0.2%
Pharmaceuticals	35,429	1.3%
Professional Services	20,825	0.8%
Real Estate Management & Development	13,585	0.5%
Road & Rail	9,898	0.4%
Semiconductors & Semiconductor Equipment	46,338	1.7%
Software	88,823	3.3%
Specialty Retail	46,246	1.7%
Technology Hardware, Storage & Peripherals	2,491	0.1%
Textiles, Apparel & Luxury Goods	16,379	0.6%
Thrifts & Mortgage Finance	30,984	1.1%
Tobacco	2,324	0.1%
Trading Companies & Distributors	24,437	0.9%
Water Utilities	7,935	0.3%
Wireless Telecommunication Services	2,709	0.1%

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

	Value	% of Net Assets
Other **	1,070,307	39.3%
Total	$2,725,788	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,686	$15,283
8x8, Inc.* (Software)	2,310	39,917
AAON, Inc. (Building Products)	905	52,861
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,052	9,815
Addus Homecare Corp.* (Health Care Providers & Services)	329	32,101
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	849	57,282
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,621	52,553
AeroVironment, Inc.* (Aerospace & Defense)	288	21,992
Agilysys, Inc.* (Software)	450	12,186
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,194	74,112
Alamo Group, Inc. (Machinery)	218	26,232
Alarm.com Holdings, Inc.* (Software)	988	57,630
Albany International Corp. - Class A (Machinery)	679	34,588
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	690	8,867
Allegheny Technologies, Inc.* (Metals & Mining)	1,376	12,673
Allegiant Travel Co. (Airlines)	289	38,946
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	662	13,856
American States Water Co. (Water Utilities)	818	61,096
American Vanguard Corp. (Chemicals)	311	4,018
American Woodmark Corp.* (Building Products)	377	31,144
America's Car-Mart, Inc.* (Specialty Retail)	103	8,912
Ameris Bancorp (Banks)	692	20,276
AMERISAFE, Inc. (Insurance)	206	12,150
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	562	36,687
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	413	8,091
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	211	5,378
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	313	10,210
Apogee Enterprises, Inc. (Building Products)	292	6,976
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	488	29,792
Arconic Corp.* (Metals & Mining)	1,078	23,436
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	885	3,947
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	566	5,100
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	547	5,218
Asbury Automotive Group, Inc.* (Specialty Retail)	218	22,450
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	385	8,497
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	759	20,690
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	405	29,703
Balchem Corp. (Chemicals)	717	71,664
BancFirst Corp. (Banks)	222	9,868
BankUnited, Inc. (Banks)	430	10,858
Barnes Group, Inc. (Machinery)	639	23,451
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	412	8,582
BioTelemetry, Inc.* (Health Care Providers & Services)	760	32,361
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,200	16,776
Blucora, Inc.* (Capital Markets)	598	5,950
Boot Barn Holdings, Inc.* (Specialty Retail)	639	20,461
Bottomline Technologies, Inc.* (Software)	498	19,781
Brady Corp. - Class A (Commercial Services & Supplies)	728	27,460
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,438	12,597
Brightsphere Investment Group, Inc. (Capital Markets)	813	11,219
Brookline Bancorp, Inc. (Banks)	770	7,377
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,635	76,354
Calavo Growers, Inc. (Food Products)	205	13,762
California Water Service Group (Water Utilities)	734	32,714
Callaway Golf Co. (Leisure Products)	2,089	32,359
Callon Petroleum Co.*(a) (Oil, Gas & Consumable Fuels)	470	2,458
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	860	9,873
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	879	31,336
Cardtronics PLC* - Class A (IT Services)	520	9,261
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,039	17,767
Carpenter Technology Corp. (Metals & Mining)	586	10,243
Cavco Industries, Inc.* (Household Durables)	188	32,362
Central Pacific Financial Corp. (Banks)	329	4,530
Century Communities, Inc.* (Household Durables)	309	12,002
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	267	10,765
Chart Industries, Inc.* (Machinery)	462	39,016
Chesapeake Utilities Corp. (Gas Utilities)	235	22,844
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	437	9,173
CIRCOR International, Inc.* (Machinery)	445	12,416
City Holding Co. (Banks)	212	12,811
Cleveland-Cliffs, Inc. (Metals & Mining)	4,958	41,052
Coca-Cola Consolidated, Inc. (Beverages)	103	23,582
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	933	52,061
Coherus Biosciences, Inc.* (Biotechnology)	1,004	16,737

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	419	$9,105
Comfort Systems USA, Inc. (Construction & Engineering)	557	25,511
Community Bank System, Inc. (Banks)	676	39,200
Community Health Systems, Inc.* (Health Care Providers & Services)	2,496	15,575
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	474	21,946
Comtech Telecommunications Corp. (Communications Equipment)	549	7,906
CONMED Corp. (Health Care Equipment & Supplies)	634	49,433
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,306	38,696
Core Laboratories N.V. (Energy Equipment & Services)	384	5,549
CorVel Corp.* (Health Care Providers & Services)	202	18,426
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,498	78,390
CryoLife, Inc.* (Health Care Equipment & Supplies)	461	7,726
CSG Systems International, Inc. (IT Services)	734	27,804
CTS Corp. (Electronic Equipment, Instruments & Components)	386	10,669
Cubic Corp. (Aerospace & Defense)	352	20,807
Cutera, Inc.* (Health Care Equipment & Supplies)	391	7,402
CVB Financial Corp. (Banks)	1,355	23,713
Cytokinetics, Inc.* (Biotechnology)	858	13,187
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	602	10,330
Deluxe Corp. (Commercial Services & Supplies)	419	8,983
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,725	10,747
Digi International, Inc.* (Communications Equipment)	642	9,457
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	364	18,728
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	930	53,782
DMC Global, Inc.(a) (Machinery)	327	11,631
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	201	1,648
Dorman Products, Inc.* (Auto Components)	345	30,798
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	227	2,990
Eagle Pharmaceuticals, Inc.* (Biotechnology)	269	12,514
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	990	20,691
Ebix, Inc. (Software)	352	6,357
eHealth, Inc.* (Insurance)	572	38,387
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	219	3,092
Enanta Pharmaceuticals, Inc.* (Biotechnology)	397	17,321
Encore Wire Corp. (Electrical Equipment)	270	12,477
Enerpac Tool Group Corp. (Machinery)	610	10,876
Enova International, Inc.* (Consumer Finance)	787	12,080
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	139	9,384
ESCO Technologies, Inc. (Machinery)	580	48,540
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,277	37,615
EVERTEC, Inc. (IT Services)	1,322	43,996
ExlService Holdings, Inc.* (IT Services)	759	57,487
Exponent, Inc. (Professional Services)	1,143	79,541
Extreme Networks, Inc.* (Communications Equipment)	2,719	11,039
Fabrinet* (Electronic Equipment, Instruments & Components)	815	48,916
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	200	12,048
FB Financial Corp. (Banks)	150	4,425
Federal Signal Corp. (Machinery)	1,341	38,460
First Bancorp (Banks)	2,273	14,752
First Commonwealth Financial Corp. (Banks)	1,218	10,499
First Hawaiian, Inc. (Banks)	979	16,898
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	541	15,878
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,709	48,450
Forrester Research, Inc.* (Professional Services)	136	5,024
Forward Air Corp. (Air Freight & Logistics)	620	39,041
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	260	3,786
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	922	23,363
Franklin Electric Co., Inc. (Machinery)	849	50,711
Fulgent Genetics, Inc.* (Health Care Providers & Services)	262	8,523
Gentherm, Inc.* (Auto Components)	347	16,063
Geospace Technologies Corp.* (Energy Equipment & Services)	306	1,570
Getty Realty Corp. (Equity Real Estate Investment Trusts)	414	10,880
Gibraltar Industries, Inc.* (Building Products)	510	29,300
Glaukos Corp.* (Health Care Equipment & Supplies)	991	55,416
Glu Mobile, Inc.* (Entertainment)	3,260	23,342
GMS, Inc.* (Trading Companies & Distributors)	521	11,775
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,225	8,257
Greenhill & Co., Inc. (Capital Markets)	143	1,849
Griffon Corp. (Building Products)	997	21,376
H.B. Fuller Co. (Chemicals)	653	29,548
Hanger, Inc.* (Health Care Providers & Services)	845	14,762
Harmonic, Inc.* (Communications Equipment)	2,162	12,842

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Harsco Corp.* (Machinery)	841	$10,849
Haynes International, Inc. (Metals & Mining)	129	2,091
HealthStream, Inc.* (Health Care Technology)	375	6,863
Heartland Express, Inc. (Road & Rail)	517	9,466
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,128	7,757
Heska Corp.* (Health Care Equipment & Supplies)	101	11,850
Hibbett Sports, Inc.* (Specialty Retail)	195	7,373
HMS Holdings Corp.* (Health Care Technology)	1,081	28,776
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	508	11,816
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,196	14,531
Independent Bank Corp. (Banks)	475	27,213
Independent Bank Group, Inc. (Banks)	225	11,606
Innospec, Inc. (Chemicals)	544	35,980
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	481	56,099
Innoviva, Inc.* (Pharmaceuticals)	1,394	15,069
Inogen, Inc.* (Health Care Equipment & Supplies)	252	7,361
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	397	21,180
Installed Building Products, Inc.* (Household Durables)	502	45,451
Inter Parfums, Inc. (Personal Products)	391	16,054
Interface, Inc. (Commercial Services & Supplies)	845	5,180
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	221	14,898
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,241	32,775
iRobot Corp.* (Household Durables)	273	21,725
Itron, Inc.* (Electronic Equipment, Instruments & Components)	895	60,814
J & J Snack Foods Corp. (Food Products)	330	44,738
James River Group Holdings, Ltd. (Insurance)	442	20,655
John B. Sanfilippo & Son, Inc. (Food Products)	196	14,261
John Bean Technologies Corp. (Machinery)	705	59,199
Kaiser Aluminum Corp. (Metals & Mining)	221	13,908
Kinsale Capital Group, Inc. (Insurance)	472	88,485
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,462	20,834
Koppers Holdings, Inc.* (Chemicals)	468	10,497
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	685	17,906
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	815	8,851
La-Z-Boy, Inc. (Household Durables)	490	16,773
LCI Industries (Auto Components)	557	61,080
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	372	12,083
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,008	29,869
LGI Homes, Inc.* (Household Durables)	490	52,372
Lindsay Corp. (Machinery)	108	11,372
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	291	2,482
LivePerson, Inc.* (Software)	1,365	72,972
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	462	15,251
M.D.C. Holdings, Inc. (Household Durables)	1,110	48,307
M/I Homes, Inc.* (Household Durables)	336	13,749
ManTech International Corp. - Class A (IT Services)	602	39,058
Marcus & Millichap, Inc.* (Real Estate Management & Development)	272	8,495
Marten Transport, Ltd. (Road & Rail)	755	11,585
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,437	17,230
Materion Corp. (Metals & Mining)	253	12,951
MAX Holdings, Inc. (Real Estate Management & Development)	286	9,249
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	663	17,530
Medifast, Inc. (Personal Products)	262	36,809
Mercer International, Inc. (Paper & Forest Products)	465	2,925
Meritage Homes Corp.* (Household Durables)	475	41,368
Meritor, Inc.* (Machinery)	867	21,103
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	65	16,992
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	769	22,562
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	577	17,754
MGP Ingredients, Inc. (Beverages)	130	5,463
MicroStrategy, Inc.* - Class A (Software)	96	16,039
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	173	7,506
Monro, Inc. (Specialty Retail)	413	17,371
Moog, Inc. - Class A (Aerospace & Defense)	324	20,214
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	469	9,887
Mueller Industries, Inc. (Machinery)	830	24,012
MYR Group, Inc.* (Construction & Engineering)	175	7,481
National Bank Holdings Corp. (Banks)	487	14,683
National Beverage Corp.*(a) (Beverages)	125	9,786
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	783	26,536
Natus Medical, Inc.* (Health Care Equipment & Supplies)	398	7,248
NBT Bancorp, Inc. (Banks)	493	13,498
Neenah, Inc. (Paper & Forest Products)	172	6,472
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,449	96,074
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	364	16,132

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
NextGen Healthcare, Inc.* (Health Care Technology)	662	$9,003
NIC, Inc. (IT Services)	1,486	33,316
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,880	40,402
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	500	5,080
Northwest Natural Holding Co. (Gas Utilities)	339	15,065
Omnicell, Inc.* (Health Care Technology)	598	51,757
OneSpan, Inc.* (Software)	751	16,469
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	598	19,178
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	188	5,877
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	373	28,781
Pacira BioSciences, Inc.* (Pharmaceuticals)	644	33,681
Palomar Holdings, Inc.* (Insurance)	480	42,802
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	884	5,693
Park National Corp. (Banks)	116	10,631
Patrick Industries, Inc. (Building Products)	488	27,206
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	103	4,692
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,127	13,434
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	408	7,646
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	337	2,588
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,203	32,979
Perdoceo Education Corp.* (Diversified Consumer Services)	674	7,609
Perficient, Inc.* (IT Services)	737	28,861
PetMed Express, Inc. (Internet & Direct Marketing Retail)	234	6,922
Piper Sandler Cos. (Capital Markets)	143	11,933
Plexus Corp.* (Electronic Equipment, Instruments & Components)	648	45,062
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,325	79,777
PRA Group, Inc.* (Consumer Finance)	475	16,212
Preferred Bank (Banks)	300	10,149
PriceSmart, Inc. (Food & Staples Retailing)	225	15,525
Progress Software Corp. (Software)	999	36,334
Proto Labs, Inc.* (Machinery)	378	44,634
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,523	2,271
QuinStreet, Inc.* (Interactive Media & Services)	1,076	17,221
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,583	1,852
R1 RCM, Inc.* (Health Care Providers & Services)	2,564	45,947
RadNet, Inc.* (Health Care Providers & Services)	950	13,785
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,339	18,465
Raven Industries, Inc. (Industrial Conglomerates)	795	17,426
REGENXBIO, Inc.* (Biotechnology)	662	19,039
Rent-A-Center, Inc. (Specialty Retail)	1,076	33,248
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,439	14,001
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,758	9,212
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	59	4,289
Rogers Corp.* (Electronic Equipment, Instruments & Components)	414	50,185
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	458	5,120
Safehold, Inc. (Equity Real Estate Investment Trusts)	307	21,128
Safety Insurance Group, Inc. (Insurance)	153	10,710
Saia, Inc.* (Road & Rail)	582	85,939
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	162	4,010
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	694	23,041
Seacoast Banking Corp.* (Banks)	668	14,349
SEACOR Holdings, Inc.* (Energy Equipment & Services)	227	6,953
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,236	25,931
ServisFirst Bancshares, Inc. (Banks)	1,039	38,339
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	790	53,342
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	618	26,957
Shutterstock, Inc. (Internet & Direct Marketing Retail)	491	32,136
Simulations Plus, Inc. (Health Care Technology)	336	21,780
SITE Centers Corp. (Equity Real Estate Investment Trusts)	869	5,918
Sleep Number Corp.* (Specialty Retail)	614	38,902
South Jersey Industries, Inc. (Gas Utilities)	1,471	28,347
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,359	4,661
SPS Commerce, Inc.* (Software)	779	66,675
SPX Corp.* (Machinery)	991	42,008
SPX FLOW, Inc.* (Machinery)	940	39,809
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	218	48,666
Stepan Co. (Chemicals)	261	30,391
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,715	41,177
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	654	12,007
Surmodics, Inc.* (Health Care Equipment & Supplies)	167	6,137
Sykes Enterprises, Inc.* (IT Services)	473	16,196
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	182	6,286

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	230	$8,413
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	518	3,408
TechTarget, Inc.* (Media)	512	22,425
Tennant Co. (Machinery)	409	24,385
The Buckle, Inc. (Specialty Retail)	400	9,584
The E.W. Scripps Co. - Class A (Media)	596	5,412
The Ensign Group, Inc. (Health Care Providers & Services)	682	40,129
The Pennant Group, Inc.* (Health Care Providers & Services)	558	23,246
The St Joe Co.* (Real Estate Management & Development)	691	18,685
Tivity Health, Inc.* (Health Care Providers & Services)	1	14
Tompkins Financial Corp. (Banks)	151	8,454
Tredegar Corp. (Chemicals)	332	4,841
Triumph Bancorp, Inc.* (Banks)	350	14,746
Triumph Group, Inc. (Aerospace & Defense)	1,154	7,616
Trupanion, Inc.* (Insurance)	719	51,437
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,112	6,110
TTEC Holdings, Inc. (IT Services)	404	22,131
U.S. Ecology, Inc. (Commercial Services & Supplies)	336	10,255
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	285	22,609
UFP Industries, Inc. (Building Products)	1,356	67,677
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	883	18,799
UniFirst Corp. (Commercial Services & Supplies)	339	55,532
United Community Banks, Inc. (Banks)	1,342	28,101
Universal Electronics, Inc.* (Household Durables)	309	11,452
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	285	15,239
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	420	3,994
Vanda Pharmaceuticals, Inc.* (Biotechnology)	690	7,376
Varex Imaging Corp.* (Health Care Equipment & Supplies)	519	6,955
Vector Group, Ltd. (Tobacco)	1,806	16,597
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,101	14,016
Veritex Holdings, Inc. (Banks)	551	10,871
Viad Corp. (Commercial Services & Supplies)	272	5,440
Viavi Solutions, Inc.* (Communications Equipment)	5,063	62,528
Vicor Corp.* (Electrical Equipment)	467	36,426
Virtus Investment Partners, Inc. (Capital Markets)	160	25,529
Virtusa Corp.* (IT Services)	631	31,739
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,303	24,366
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	641	40,306
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	876	15,312
Watts Water Technologies, Inc. - Class A (Machinery)	609	67,459
WD-40 Co. (Household Products)	302	73,500
Westamerica Bancorp (Banks)	321	16,811
Winnebago Industries, Inc. (Automobiles)	747	35,072
Xencor, Inc.* (Biotechnology)	722	27,711
Xperi Holding Corp. (Software)	2,407	29,847
YETI Holdings, Inc.* (Leisure Products)	1,661	82,186
Zumiez, Inc.* (Specialty Retail)	463	12,964
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	432	5,534
TOTAL COMMON STOCKS
(Cost $5,455,003)		7,856,665

Collateral for Securities Loaned(b) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(c)	27,045	$27,045
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(c)	87	87
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(c)	380	380
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $27,512)		27,512
TOTAL INVESTMENT SECURITIES
(Cost $5,482,515) - 100.4%		7,884,177
Net other assets (liabilities) - (0.4)%		(27,528)

NET ASSETS - 100.0%		$7,856,649

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $26,532.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$123,182	1.6%
Air Freight & Logistics	39,041	0.5%
Airlines	38,946	0.5%
Auto Components	107,941	1.4%
Automobiles	35,072	0.4%
Banks	394,658	5.0%
Beverages	38,831	0.5%
Biotechnology	118,546	1.5%
Building Products	236,540	3.0%
Capital Markets	56,480	0.7%
Chemicals	186,939	2.4%
Commercial Services & Supplies	114,702	1.5%
Communications Equipment	103,772	1.3%
Construction & Engineering	32,992	0.4%
Consumer Finance	28,292	0.4%
Diversified Consumer Services	7,609	0.1%
Diversified Telecommunication Services	109,202	1.4%
Electrical Equipment	48,903	0.6%
Electronic Equipment, Instruments & Components	389,543	5.0%
Energy Equipment & Services	21,829	0.3%
Entertainment	23,342	0.3%
Equity Real Estate Investment Trusts	481,123	6.1%
Food & Staples Retailing	15,525	0.2%
Food Products	72,761	0.9%
Gas Utilities	66,256	0.8%
Health Care Equipment & Supplies	241,832	3.1%
Health Care Providers & Services	330,096	4.2%
Health Care Technology	124,465	1.6%
Hotels, Restaurants & Leisure	124,067	1.6%
Household Durables	295,560	3.8%
Household Products	73,501	0.9%
Industrial Conglomerates	17,426	0.2%
Insurance	264,626	3.4%
Interactive Media & Services	17,221	0.2%
Internet & Direct Marketing Retail	90,206	1.1%
IT Services	309,849	3.9%
Leisure Products	114,545	1.5%
Life Sciences Tools & Services	96,074	1.2%
Machinery	640,751	8.2%
Media	27,837	0.4%
Metals & Mining	116,354	1.5%
Mortgage Real Estate Investment Trusts	46,454	0.6%
Oil, Gas & Consumable Fuels	53,019	0.7%
Paper & Forest Products	32,438	0.4%
Personal Products	52,863	0.7%
Pharmaceuticals	112,921	1.4%
Professional Services	84,565	1.1%
Real Estate Management & Development	74,044	0.9%
Road & Rail	106,990	1.4%
Semiconductors & Semiconductor Equipment	472,359	6.0%
Software	374,207	4.8%
Specialty Retail	171,265	2.2%
Technology Hardware, Storage & Peripherals	26,030	0.3%
Textiles, Apparel & Luxury Goods	119,567	1.5%
Thrifts & Mortgage Finance	170,788	2.2%
Tobacco	16,597	0.2%
Trading Companies & Distributors	45,353	0.6%
Water Utilities	93,811	1.2%
Wireless Telecommunication Services	26,957	0.3%
Other **	(16)	(0.1)%
Total	$7,856,649	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (100.2%)

	Shares	Value
AAR Corp. (Aerospace & Defense)	269	$5,235
Abercrombie & Fitch Co. - Class A (Specialty Retail)	505	7,181
ABM Industries, Inc. (Commercial Services & Supplies)	540	18,748
Acadia Realty Trust (Equity Real Estate Investment Trusts)	314	2,930
ADTRAN, Inc. (Communications Equipment)	389	4,158
AdvanSix, Inc.* (Chemicals)	228	3,470
Aegion Corp.* (Construction & Engineering)	248	3,499
AeroVironment, Inc.* (Aerospace & Defense)	73	5,574
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	333	4,279
Allegheny Technologies, Inc.* (Metals & Mining)	523	4,817
Allegiance Bancshares, Inc. (Banks)	153	4,330
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,317	13,275
AMAG Pharmaceuticals, Inc.* (Biotechnology)	246	3,375
Ambac Financial Group, Inc.* (Insurance)	371	4,556
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	161	3,370
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	917	6,162
American Equity Investment Life Holding Co. (Insurance)	742	18,415
American Public Education, Inc.* (Diversified Consumer Services)	121	3,421
American Vanguard Corp. (Chemicals)	102	1,318
America's Car-Mart, Inc.* (Specialty Retail)	16	1,384
Ameris Bancorp (Banks)	309	9,054
AMERISAFE, Inc. (Insurance)	81	4,777
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	175	11,424
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	147	2,880
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	307	3,174
Apogee Enterprises, Inc. (Building Products)	106	2,532
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,100	9,570
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	134	8,181
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	170	1,493
ArcBest Corp. (Road & Rail)	205	6,257
Archrock, Inc. (Energy Equipment & Services)	1,040	6,167
Arconic Corp.* (Metals & Mining)	391	8,500
Arcosa, Inc. (Construction & Engineering)	390	18,007
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	309	1,378
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	263	2,370
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	324	3,091
Asbury Automotive Group, Inc.* (Specialty Retail)	76	7,826
Assured Guaranty, Ltd. (Insurance)	669	17,080
Astec Industries, Inc. (Machinery)	183	9,296
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	211	12,483
ATN International, Inc. (Diversified Telecommunication Services)	89	3,978
Avista Corp. (Multi-Utilities)	550	18,271
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	129	2,847
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	141	3,844
AZZ, Inc. (Electrical Equipment)	211	7,088
B&G Foods, Inc.(a) - Class A (Food Products)	519	13,785
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	87	6,381
Banc of California, Inc. (Banks)	359	4,308
BancFirst Corp. (Banks)	71	3,156
BankUnited, Inc. (Banks)	591	14,923
Banner Corp. (Banks)	285	10,508
Barnes & Noble Education, Inc.* (Specialty Retail)	245	564
Barnes Group, Inc. (Machinery)	142	5,211
Bed Bath & Beyond, Inc. (Specialty Retail)	1,019	20,175
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	83	972
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	146	3,041
Berkshire Hills Bancorp, Inc. (Banks)	409	5,329
Big Lots, Inc. (Multiline Retail)	288	13,709
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	180	5,078
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	206	2,880
Blucora, Inc.* (Capital Markets)	173	1,721
Boise Cascade Co. (Paper & Forest Products)	317	12,166
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	150	2,657
Boston Private Financial Holdings, Inc. (Banks)	665	4,110
Bottomline Technologies, Inc.* (Software)	131	5,203
Brady Corp. - Class A (Commercial Services & Supplies)	127	4,790
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	856	7,499
Brightsphere Investment Group, Inc. (Capital Markets)	188	2,594
Brinker International, Inc. (Hotels, Restaurants & Leisure)	365	15,891
Bristow Group, Inc.* (Energy Equipment & Services)	190	3,948
Brookline Bancorp, Inc. (Banks)	358	3,430
Cadence Bancorp (Banks)	1,018	11,422
CalAmp Corp.* (Communications Equipment)	278	1,968
Calavo Growers, Inc. (Food Products)	58	3,894

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Caleres, Inc. (Specialty Retail)	314	$2,412
California Water Service Group (Water Utilities)	131	5,839
Callon Petroleum Co.*(a) (Oil, Gas & Consumable Fuels)	152	795
Cal-Maine Foods, Inc.* (Food Products)	300	11,505
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	749	8,599
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,216	25,804
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	781	3,991
Cardtronics PLC* - Class A (IT Services)	98	1,745
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	396	6,772
Carpenter Technology Corp. (Metals & Mining)	175	3,059
Central Garden & Pet Co.* (Household Products)	78	3,039
Central Garden & Pet Co.* - Class A (Household Products)	314	11,112
Central Pacific Financial Corp. (Banks)	107	1,473
Century Aluminum Co.* (Metals & Mining)	406	2,671
Century Communities, Inc.* (Household Durables)	123	4,777
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	82	3,306
Chart Industries, Inc.* (Machinery)	117	9,881
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	379	2,786
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	263	3,556
Chesapeake Utilities Corp. (Gas Utilities)	48	4,666
Chico's FAS, Inc. (Specialty Retail)	970	1,038
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	410	6,171
City Holding Co. (Banks)	53	3,203
Clearwater Paper Corp.* (Paper & Forest Products)	134	4,978
Cleveland-Cliffs, Inc. (Metals & Mining)	1,421	11,767
Coherus Biosciences, Inc.* (Biotechnology)	141	2,350
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	186	4,042
Columbia Banking System, Inc. (Banks)	579	16,449
Comfort Systems USA, Inc. (Construction & Engineering)	91	4,168
Community Bank System, Inc. (Banks)	186	10,786
Computer Programs & Systems, Inc. (Health Care Technology)	102	2,845
Conn's, Inc.* (Specialty Retail)	155	1,452
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	210	796
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	592	2,765
Cooper Tire & Rubber Co. (Auto Components)	408	14,032
Cooper-Standard Holding, Inc.* (Auto Components)	136	2,134
Core Laboratories N.V. (Energy Equipment & Services)	220	3,179
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	968	6,205
Core-Mark Holding Co., Inc. (Distributors)	365	9,983
Covetrus, Inc.* (Health Care Providers & Services)	794	19,605
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	282	2,214
CryoLife, Inc.* (Health Care Equipment & Supplies)	137	2,296
CTS Corp. (Electronic Equipment, Instruments & Components)	122	3,372
Cubic Corp. (Aerospace & Defense)	124	7,330
Customers Bancorp, Inc.* (Banks)	235	3,248
CVB Financial Corp. (Banks)	536	9,380
Cytokinetics, Inc.* (Biotechnology)	258	3,965
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	297	1,158
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	166	2,849
Deluxe Corp. (Commercial Services & Supplies)	186	3,988
Designer Brands, Inc. (Specialty Retail)	475	2,057
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,613	7,968
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	230	2,910
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,925	5,573
Donnelley Financial Solutions, Inc.* (Capital Markets)	244	3,082
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	199	1,632
Dorman Products, Inc.* (Auto Components)	107	9,552
Dril-Quip, Inc.* (Energy Equipment & Services)	284	7,356
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	95	1,251
DXP Enterprises, Inc.* (Trading Companies & Distributors)	131	2,049
Eagle Bancorp, Inc. (Banks)	261	7,809
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	284	5,936
Ebix, Inc. (Software)	60	1,084
Echo Global Logistics, Inc.* (Air Freight & Logistics)	215	5,799
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	72	1,017
Employers Holdings, Inc. (Insurance)	237	7,586
Encore Capital Group, Inc.* (Consumer Finance)	254	8,110
Encore Wire Corp. (Electrical Equipment)	69	3,188
Endo International PLC* (Pharmaceuticals)	1,859	8,495
Enerpac Tool Group Corp. (Machinery)	261	4,654
EnPro Industries, Inc. (Machinery)	166	9,797

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	58	$3,916
Ethan Allen Interiors, Inc. (Household Durables)	177	2,841
Exterran Corp.* (Energy Equipment & Services)	203	859
EZCORP, Inc.* - Class A (Consumer Finance)	420	1,873
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	71	4,277
FB Financial Corp. (Banks)	194	5,723
Ferro Corp.* (Chemicals)	665	8,552
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	140	1,210
First Bancorp (Banks)	936	6,075
First Commonwealth Financial Corp. (Banks)	349	3,008
First Financial Bancorp (Banks)	793	11,340
First Hawaiian, Inc. (Banks)	693	11,961
First Midwest Bancorp, Inc. (Banks)	924	11,596
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	142	4,168
Forrester Research, Inc.* (Professional Services)	40	1,478
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	378	2,158
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	87	1,267
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	234	5,930
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	782	3,284
Fresh Del Monte Produce, Inc. (Food Products)	246	5,296
FutureFuel Corp. (Chemicals)	209	2,485
GameStop Corp.*(a) - Class A (Specialty Retail)	440	4,607
Gannett Co., Inc.* (Media)	1,049	1,206
GCP Applied Technologies, Inc.* (Chemicals)	389	8,484
Genesco, Inc.* (Specialty Retail)	113	2,002
Gentherm, Inc.* (Auto Components)	136	6,295
Getty Realty Corp. (Equity Real Estate Investment Trusts)	133	3,495
Gibraltar Industries, Inc.* (Building Products)	76	4,366
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	350	4,718
Glatfelter Corp. (Paper & Forest Products)	359	5,123
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	724	10,303
GMS, Inc.* (Trading Companies & Distributors)	155	3,503
Granite Construction, Inc. (Construction & Engineering)	378	7,299
Great Western Bancorp, Inc. (Banks)	445	5,781
Green Dot Corp.* - Class A (Consumer Finance)	433	23,087
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	271	4,092
Greenhill & Co., Inc. (Capital Markets)	63	815
Group 1 Automotive, Inc. (Specialty Retail)	137	14,533
Guess?, Inc. (Specialty Retail)	304	3,581
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,177	301
H.B. Fuller Co. (Chemicals)	179	8,100
Hanmi Financial Corp. (Banks)	248	2,230
Harsco Corp.* (Machinery)	331	4,270
Haverty Furniture Cos., Inc. (Specialty Retail)	139	3,478
Hawaiian Holdings, Inc. (Airlines)	372	5,152
Hawkins, Inc. (Chemicals)	77	3,597
Haynes International, Inc. (Metals & Mining)	54	875
HCI Group, Inc. (Insurance)	50	2,349
HealthStream, Inc.* (Health Care Technology)	71	1,299
Heartland Express, Inc. (Road & Rail)	213	3,900
Heidrick & Struggles International, Inc. (Professional Services)	157	3,587
Helmerich & Payne, Inc. (Energy Equipment & Services)	869	12,922
Heritage Financial Corp. (Banks)	290	6,078
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	296	1,450
Heska Corp.* (Health Care Equipment & Supplies)	35	4,107
Hibbett Sports, Inc.* (Specialty Retail)	63	2,382
Hillenbrand, Inc. (Machinery)	605	17,696
HMS Holdings Corp.* (Health Care Technology)	322	8,572
HomeStreet, Inc. (Thrifts & Mortgage Finance)	183	5,686
Hope Bancorp, Inc. (Banks)	998	8,054
Horace Mann Educators Corp. (Insurance)	335	11,360
Hub Group, Inc.* - Class A (Air Freight & Logistics)	271	13,585
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	330	4,010
Independent Bank Corp. (Banks)	93	5,328
Independent Bank Group, Inc. (Banks)	213	10,987
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	527	10,108
Inogen, Inc.* (Health Care Equipment & Supplies)	55	1,607
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	138	7,362
Insteel Industries, Inc. (Building Products)	155	3,373
Integer Holdings Corp.* (Health Care Equipment & Supplies)	265	15,489
Interface, Inc. (Commercial Services & Supplies)	167	1,024
Invacare Corp. (Health Care Equipment & Supplies)	278	2,255
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	1,467	3,961
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	22	1,483
Iridium Communications, Inc.* (Diversified Telecommunication Services)	490	12,940

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
iRobot Corp.* (Household Durables)	127	$10,107
iStar, Inc. (Equity Real Estate Investment Trusts)	609	7,186
James River Group Holdings, Ltd. (Insurance)	86	4,019
Kaiser Aluminum Corp. (Metals & Mining)	47	2,958
Kaman Corp. - Class A (Trading Companies & Distributors)	224	8,883
Kelly Services, Inc. - Class A (Professional Services)	271	4,710
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	682	7,066
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	220	3,676
Knowles Corp.* (Electronic Equipment, Instruments & Components)	207	2,950
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	378	12,436
Korn Ferry (Professional Services)	455	13,737
Kraton Corp.* (Chemicals)	259	7,330
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	250	6,536
Lannett Co., Inc.* (Pharmaceuticals)	277	1,781
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	243	2,639
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	73	587
La-Z-Boy, Inc. (Household Durables)	193	6,606
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,142	11,339
Lindsay Corp. (Machinery)	48	5,054
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	107	913
Livent Corp.* (Chemicals)	1,183	12,717
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	149	4,918
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	234	5,176
Luminex Corp. (Life Sciences Tools & Services)	349	7,692
Lydall, Inc.* (Machinery)	136	2,691
M/I Homes, Inc.* (Household Durables)	108	4,419
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	698	7,671
Macy's, Inc.(a) (Multiline Retail)	2,509	15,581
Magellan Health, Inc.* (Health Care Providers & Services)	182	13,153
Marcus & Millichap, Inc.* (Real Estate Management & Development)	96	2,998
MarineMax, Inc.* (Specialty Retail)	175	5,247
Marten Transport, Ltd. (Road & Rail)	200	3,069
Materion Corp. (Metals & Mining)	73	3,737
Matrix Service Co.* (Energy Equipment & Services)	213	1,619
Matson, Inc. (Marine)	349	18,131
Matthews International Corp. - Class A (Commercial Services & Supplies)	253	5,523
MAX Holdings, Inc. (Real Estate Management & Development)	43	1,391
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	296	7,827
Mercer International, Inc. (Paper & Forest Products)	151	950
Meredith Corp. (Media)	326	3,586
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	347	5,951
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	396	19,819
Meritage Homes Corp.* (Household Durables)	130	11,322
Meritor, Inc.* (Machinery)	270	6,572
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	16	4,183
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	95	2,923
MGP Ingredients, Inc. (Beverages)	59	2,479
MicroStrategy, Inc.* - Class A (Software)	26	4,344
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	41	1,779
Monro, Inc. (Specialty Retail)	120	5,047
Moog, Inc. - Class A (Aerospace & Defense)	124	7,736
Motorcar Parts of America, Inc.* (Auto Components)	154	2,268
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	134	1,462
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	418	8,811
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	155	3,763
Mueller Industries, Inc. (Machinery)	157	4,542
Myers Industries, Inc. (Containers & Packaging)	289	4,144
MYR Group, Inc.* (Construction & Engineering)	72	3,078
Myriad Genetics, Inc.* (Biotechnology)	605	7,520
Nabors Industries, Ltd.*(a) (Energy Equipment & Services)	53	1,506
National Bank Holdings Corp. (Banks)	71	2,141
National Beverage Corp.*(a) (Beverages)	49	3,836
National Presto Industries, Inc. (Aerospace & Defense)	43	3,573
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	215	7,286
Natus Medical, Inc.* (Health Care Equipment & Supplies)	129	2,349
NBT Bancorp, Inc. (Banks)	173	4,737
Neenah, Inc. (Paper & Forest Products)	74	2,785
NETGEAR, Inc.* (Communications Equipment)	241	7,428
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,057	7,765
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	45	1,994
NextGen Healthcare, Inc.* (Health Care Technology)	205	2,788

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	205	$2,083
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,036	11,053
Northwest Natural Holding Co. (Gas Utilities)	124	5,510
NOW, Inc.* (Trading Companies & Distributors)	885	3,602
Oceaneering International, Inc.* (Energy Equipment & Services)	804	3,280
Office Properties Income Trust (Equity Real Estate Investment Trusts)	389	7,161
OFG Bancorp (Banks)	415	5,972
Oil States International, Inc.* (Energy Equipment & Services)	495	1,233
Old National Bancorp (Banks)	1,336	18,677
Olympic Steel, Inc. (Metals & Mining)	74	844
Omnicell, Inc.* (Health Care Technology)	128	11,078
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	178	5,708
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	578	8,635
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	87	2,720
Owens & Minor, Inc. (Health Care Providers & Services)	585	14,695
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	135	5,558
Pacific Premier Bancorp, Inc. (Banks)	763	19,456
Pacira BioSciences, Inc.* (Pharmaceuticals)	110	5,753
Park Aerospace Corp. (Aerospace & Defense)	152	1,610
Park National Corp. (Banks)	73	6,690
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,517	3,884
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	778	3,633
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	52	2,369
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	395	4,708
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	87	1,630
Perdoceo Education Corp.* (Diversified Consumer Services)	313	3,533
PetMed Express, Inc. (Internet & Direct Marketing Retail)	78	2,307
PGT Innovations, Inc.* (Building Products)	477	7,909
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	165	2,713
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	531	5,177
Piper Sandler Cos. (Capital Markets)	58	4,840
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,400	7,434
Plantronics, Inc. (Communications Equipment)	299	5,836
Powell Industries, Inc. (Electrical Equipment)	72	1,701
PRA Group, Inc.* (Consumer Finance)	197	6,724
PriceSmart, Inc. (Food & Staples Retailing)	105	7,245
ProAssurance Corp. (Insurance)	437	6,743
ProPetro Holding Corp.* (Energy Equipment & Services)	653	2,579
Proto Labs, Inc.* (Machinery)	78	9,210
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	592	8,033
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,041	937
Quaker Chemical Corp. (Chemicals)	106	20,224
Quanex Building Products Corp. (Building Products)	265	4,823
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	434	5,985
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,072	13,634
Rayonier Advanced Materials, Inc.* (Chemicals)	514	1,763
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	333	3,743
Realogy Holdings Corp.* (Real Estate Management & Development)	934	10,423
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	127	1,529
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	930	7,905
Regis Corp.* (Diversified Consumer Services)	196	1,086
Renasant Corp. (Banks)	450	12,830
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	317	17,878
Resideo Technologies, Inc.* (Building Products)	999	10,070
Resources Connection, Inc. (Professional Services)	245	2,631
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	429	4,174
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,092	5,722
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	22	1,599
RPC, Inc.* (Energy Equipment & Services)	469	1,116
RPT Realty (Equity Real Estate Investment Trusts)	655	3,203
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	90	1,006
S&T Bancorp, Inc. (Banks)	317	6,273
Safety Insurance Group, Inc. (Insurance)	60	4,200
Sally Beauty Holdings, Inc.* (Specialty Retail)	910	7,617
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	549	13,417
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	45	1,114
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	205	4,121
Scholastic Corp. (Media)	241	4,762
Seacoast Banking Corp.* (Banks)	184	3,952
SEACOR Holdings, Inc.* (Energy Equipment & Services)	72	2,205

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Select Medical Holdings Corp.* (Health Care Providers & Services)	417	$8,749
Seneca Foods Corp.* - Class A (Food Products)	54	1,990
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	178	7,765
Shoe Carnival, Inc. (Specialty Retail)	71	2,200
Signet Jewelers, Ltd. (Specialty Retail)	423	9,424
Simmons First National Corp. - Class A (Banks)	882	14,985
SITE Centers Corp. (Equity Real Estate Investment Trusts)	902	6,143
SkyWest, Inc. (Airlines)	407	11,815
SM Energy Co. (Oil, Gas & Consumable Fuels)	865	1,393
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	111	2,929
Sonic Automotive, Inc. - Class A (Specialty Retail)	197	7,104
South Jersey Industries, Inc. (Gas Utilities)	277	5,338
Southside Bancshares, Inc. (Banks)	257	6,929
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,898	13,078
SpartanNash Co. (Food & Staples Retailing)	289	5,320
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	685	2,350
Spok Holdings, Inc. (Wireless Telecommunication Services)	141	1,280
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	63	14,064
Standard Motor Products, Inc. (Auto Components)	164	7,511
Standex International Corp. (Machinery)	100	6,209
Stepan Co. (Chemicals)	77	8,966
Stewart Information Services Corp. (Insurance)	215	9,114
StoneX Group, Inc.* (Capital Markets)	131	6,940
Sturm, Ruger & Co., Inc. (Leisure Products)	140	9,360
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	855	4,514
SunCoke Energy, Inc. (Metals & Mining)	670	2,338
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	187	3,433
Surmodics, Inc.* (Health Care Equipment & Supplies)	50	1,838
Sykes Enterprises, Inc.* (IT Services)	153	5,239
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	103	3,558
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	73	2,670
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	756	4,680
Team, Inc.* (Commercial Services & Supplies)	248	1,329
The Andersons, Inc. (Food & Staples Retailing)	248	5,379
The Buckle, Inc. (Specialty Retail)	85	2,037
The Cato Corp. - Class A (Specialty Retail)	167	1,022
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	339	10,075
The Children's Place, Inc. (Specialty Retail)	120	3,032
The E.W. Scripps Co. - Class A (Media)	245	2,225
The Ensign Group, Inc. (Health Care Providers & Services)	160	9,414
The Greenbrier Cos., Inc. (Machinery)	265	7,150
The Marcus Corp. (Entertainment)	188	1,378
The Michaels Cos., Inc.* (Specialty Retail)	598	4,850
The ODP Corp.* (Specialty Retail)	426	8,307
The Providence Service Corp.* (Health Care Providers & Services)	99	11,637
Third Point Reinsurance, Ltd.* (Insurance)	660	5,135
TimkenSteel Corp.* (Metals & Mining)	305	1,180
Titan International, Inc. (Machinery)	406	1,117
Tivity Health, Inc.* (Health Care Providers & Services)	303	4,166
Tompkins Financial Corp. (Banks)	43	2,408
Tredegar Corp. (Chemicals)	87	1,268
Trinseo SA (Chemicals)	310	9,864
Triumph Bancorp, Inc.* (Banks)	54	2,275
TrueBlue, Inc.* (Professional Services)	290	4,501
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	375	2,061
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	804	9,542
Tupperware Brands Corp.* (Household Durables)	397	12,593
U.S. Concrete, Inc.* (Construction Materials)	128	4,347
U.S. Ecology, Inc. (Commercial Services & Supplies)	132	4,029
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	598	1,627
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	122	1,829
Unisys Corp.* (IT Services)	510	6,702
United Community Banks, Inc. (Banks)	210	4,397
United Fire Group, Inc. (Insurance)	175	3,595
United Insurance Holdings Corp. (Insurance)	168	738
United Natural Foods, Inc.* (Food & Staples Retailing)	442	6,440
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,571	13,855
Universal Corp. (Tobacco)	198	7,891
Universal Insurance Holdings, Inc. (Insurance)	235	2,930
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	89	846
USANA Health Sciences, Inc.* (Personal Products)	97	7,338
Vanda Pharmaceuticals, Inc.* (Biotechnology)	190	2,031
Varex Imaging Corp.* (Health Care Equipment & Supplies)	127	1,702
Vector Group, Ltd. (Tobacco)	370	3,400
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	177	1,122
Veritex Holdings, Inc. (Banks)	201	3,966

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Veritiv Corp.* (Trading Companies & Distributors)	101	$1,454
Viad Corp. (Commercial Services & Supplies)	66	1,320
Vista Outdoor, Inc.* (Leisure Products)	470	9,292
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,026	10,855
Wabash National Corp. (Machinery)	428	6,103
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	527	8,090
Warrior Met Coal, Inc. (Metals & Mining)	415	6,225
Washington Prime Group, Inc.(a) (Equity Real Estate Investment Trusts)	1,518	889
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	347	6,066
Westamerica Bancorp (Banks)	100	5,237
Whitestone REIT (Equity Real Estate Investment Trusts)	323	1,925
WisdomTree Investments, Inc. (Capital Markets)	911	3,316
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	661	17,629
World Acceptance Corp.* (Consumer Finance)	37	3,108
Xencor, Inc.* (Biotechnology)	200	7,677
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	920	7,581
TOTAL COMMON STOCKS (Cost $1,977,457)		2,631,094

Collateral for Securities Loaned(b) (1.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(c)	47,314	$47,314
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(c)	153	153
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(c)	665	665
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $48,132)		48,132
TOTAL INVESTMENT SECURITIES (Cost $2,025,589) - 102.0%		2,679,226
Net other assets (liabilities) - (2.0)%		(53,207)

NET ASSETS - 100.0%		$2,626,019

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $45,255.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Small-Cap Value ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$31,058	1.2%
Air Freight & Logistics	31,867	1.2%
Airlines	16,967	0.6%
Auto Components	47,954	1.8%
Banks	332,003	12.6%
Beverages	6,315	0.2%
Biotechnology	29,268	1.1%
Building Products	33,073	1.3%
Capital Markets	31,398	1.2%
Chemicals	98,138	3.7%
Commercial Services & Supplies	48,186	1.8%
Communications Equipment	20,883	0.8%
Construction & Engineering	36,051	1.4%
Construction Materials	4,347	0.2%
Consumer Finance	42,902	1.6%
Containers & Packaging	4,144	0.2%
Distributors	9,983	0.4%
Diversified Consumer Services	8,040	0.3%
Diversified Telecommunication Services	36,709	1.4%
Electrical Equipment	11,977	0.5%
Electronic Equipment, Instruments & Components	75,126	2.9%
Energy Equipment & Services	53,480	2.0%
Entertainment	1,378	NM
Equity Real Estate Investment Trusts	211,084	8.0%
Food & Staples Retailing	27,940	1.1%
Food Products	36,469	1.4%
Gas Utilities	15,514	0.6%
Health Care Equipment & Supplies	77,251	2.9%
Health Care Providers & Services	95,057	3.6%
Health Care Technology	43,415	1.7%
Hotels, Restaurants & Leisure	43,314	1.6%
Household Durables	52,665	2.0%
Household Products	14,151	0.5%
Insurance	102,597	3.9%
Internet & Direct Marketing Retail	17,284	0.7%
IT Services	13,685	0.5%
Leisure Products	18,652	0.7%
Life Sciences Tools & Services	7,692	0.3%
Machinery	109,454	4.2%
Marine	18,131	0.7%
Media	11,779	0.4%
Metals & Mining	48,971	1.9%
Mortgage Real Estate Investment Trusts	43,702	1.7%
Multiline Retail	29,290	1.1%
Multi-Utilities	18,271	0.7%
Oil, Gas & Consumable Fuels	67,720	2.6%
Paper & Forest Products	26,002	1.0%
Personal Products	7,338	0.3%
Pharmaceuticals	25,055	1.0%
Professional Services	30,644	1.2%
Real Estate Management & Development	14,812	0.6%
Road & Rail	13,226	0.5%
Semiconductors & Semiconductor Equipment	47,238	1.8%
Software	10,631	0.4%
Specialty Retail	135,735	5.2%
Textiles, Apparel & Luxury Goods	72,716	2.8%
Thrifts & Mortgage Finance	57,248	2.2%
Tobacco	11,291	0.4%
Trading Companies & Distributors	28,939	1.1%
Water Utilities	5,839	0.2%
Wireless Telecommunication Services	9,045	0.3%
Other **	(5,075)	(0.2)%
Total	$2,626,019	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (75.2%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	877	$25,582
Adobe, Inc.* (Software)	3,592	1,605,983
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,795	662,176
Akamai Technologies, Inc.* (IT Services)	1,217	115,761
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,250	3,636,248
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,199	3,564,601
Alteryx, Inc.* (Software)	402	50,391
Amdocs, Ltd. (IT Services)	998	56,267
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,769	328,210
Anaplan, Inc.* (Software)	1,030	57,011
Angi Homeservices, Inc.* (Interactive Media & Services)	564	5,978
ANSYS, Inc.* (Software)	643	195,710
Apple, Inc. (Technology Hardware, Storage & Peripherals)	120,440	13,111,097
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,843	405,311
Arista Networks, Inc.* (Communications Equipment)	410	85,649
Aspen Technology, Inc.* (Software)	505	55,454
Autodesk, Inc.* (Software)	1,643	386,992
Avalara, Inc.* (Software)	627	93,454
Bill.com Holdings, Inc.* (Software)	440	44,000
Blackbaud, Inc. (Software)	373	18,404
Booz Allen Hamilton Holding Corp. (IT Services)	1,033	81,091
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,014	1,053,785
CACI International, Inc.* - Class A (IT Services)	188	39,204
Cadence Design Systems, Inc.* (Software)	2,089	228,474
Cargurus, Inc.* (Interactive Media & Services)	649	12,935
CDK Global, Inc. (Software)	915	39,437
CDW Corp. (Electronic Equipment, Instruments & Components)	1,068	130,937
CenturyLink, Inc. (Diversified Telecommunication Services)	7,407	63,848
Ceridian HCM Holding, Inc.* (Software)	974	83,978
Cerner Corp. (Health Care Technology)	2,289	160,436
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	498	30,677
Ciena Corp.* (Communications Equipment)	1,155	45,495
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	439	30,234
Cisco Systems, Inc. (Communications Equipment)	31,720	1,138,749
Citrix Systems, Inc. (Software)	926	104,888
Cloudflare, Inc.* - Class A (Software)	1,084	56,335
Cognizant Technology Solutions Corp. - Class A (IT Services)	4,063	290,179
Coupa Software, Inc.* (Software)	501	134,118
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	824	52,406
Crowdstrike Holdings, Inc.* - Class A (Software)	1,131	140,063
Datadog, Inc.* - Class A (Software)	1,321	119,881
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	1,757	105,877
DocuSign, Inc.* (Software)	1,375	278,094
Dropbox, Inc.* (Software)	2,206	40,282
DXC Technology Co. (IT Services)	1,910	35,182
Dynatrace, Inc.* (Software)	1,373	48,481
eBay, Inc. (Internet & Direct Marketing Retail)	4,981	237,246
EchoStar Corp.* - Class A (Communications Equipment)	384	8,893
Elastic NV* (Software)	445	45,127
Enphase Energy, Inc.* (Electrical Equipment)	945	92,695
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,009	75,443
EPAM Systems, Inc.* (IT Services)	420	129,759
Etsy, Inc.* (Internet & Direct Marketing Retail)	895	108,823
F5 Networks, Inc.* (Communications Equipment)	460	61,152
Facebook, Inc.* - Class A (Interactive Media & Services)	18,012	4,739,137
Fair Isaac Corp.* (Software)	218	85,336
Fastly, Inc.* - Class A (IT Services)	557	35,375
FireEye, Inc.* (Software)	1,699	23,514
Five9, Inc.* (Software)	489	74,191
Fortinet, Inc.* (Software)	1,007	111,143
Garmin, Ltd. (Household Durables)	1,117	116,190
Gartner, Inc.* (IT Services)	671	80,587
GCI Liberty, Inc.* (Media)	760	61,735
GoDaddy, Inc.* - Class A (IT Services)	1,248	88,284
GrubHub, Inc.* (Internet & Direct Marketing Retail)	692	51,180
Guidewire Software, Inc.* (Software)	624	59,973
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	9,643	83,316
HP, Inc. (Technology Hardware, Storage & Peripherals)	10,298	184,952
Hubspot, Inc.* (Software)	321	93,112
IAC/InterActive Corp.* (Interactive Media & Services)	596	71,949
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	390	54,506
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,862	1,410,849
International Business Machines Corp. (IT Services)	6,670	744,773
Intuit, Inc. (Software)	1,960	616,773
j2 Global, Inc.* (Software)	336	22,808
Juniper Networks, Inc. (Communications Equipment)	2,492	49,142
KBR, Inc. (IT Services)	1,073	23,917

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,166	$229,912
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,090	372,867
Leidos Holdings, Inc. (IT Services)	999	82,917
Liberty Global PLC* - Class A (Media)	1,069	20,290
Liberty Global PLC* - Class C (Media)	2,788	52,024
Lumentum Holdings, Inc.* (Communications Equipment)	564	46,637
Manhattan Associates, Inc.* (Software)	474	40,527
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	4,989	187,137
Match Group, Inc.* (Interactive Media & Services)	1,950	227,721
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,002	139,439
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,891	198,706
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,325	419,081
Microsoft Corp. (Software)	56,694	11,478,834
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	412	44,657
MongoDB, Inc.* (IT Services)	377	86,133
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	315	100,674
Motorola Solutions, Inc. (Communications Equipment)	1,272	201,053
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,666	73,121
New Relic, Inc.* (Software)	390	23,657
NortonLifelock, Inc. (Software)	4,435	91,228
Nuance Communications, Inc.* (Software)	2,121	67,681
Nutanix, Inc.* (Software)	1,388	33,784
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,621	2,316,784
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,092	282,671
Okta, Inc.* (IT Services)	869	182,342
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,086	77,428
Oracle Corp. (Software)	14,483	812,641
Palo Alto Networks, Inc.* (Communications Equipment)	722	159,699
Paycom Software, Inc.* (Software)	368	133,985
Paylocity Holding Corp.* (Software)	277	51,389
Pegasystems, Inc. (Software)	295	34,185
Perspecta, Inc. (IT Services)	1,032	18,504
Pluralsight, Inc.* - Class A (Software)	753	11,822
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	449	27,034
Proofpoint, Inc.* (Software)	432	41,360
PTC, Inc.* (Software)	780	65,426
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,793	28,867
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	855	108,893
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,453	1,042,762
RealPage, Inc.* (Software)	668	37,201
RingCentral, Inc.* - Class A (Software)	583	150,612
Salesforce.com, Inc.* (Software)	6,818	1,583,617
Science Applications International Corp. (IT Services)	437	33,374
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,675	80,099
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	488	26,786
ServiceNow, Inc.* (Software)	1,437	715,008
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	331	33,914
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,253	177,036
Slack Technologies, Inc.* - Class A (Software)	3,247	83,058
Smartsheet, Inc.* (Software)	839	41,824
Snap, Inc.* (Interactive Media & Services)	6,718	264,622
Snowflake, Inc.* - Class A (IT Services)	210	52,504
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	376	96,891
SolarWinds Corp.* (Software)	546	11,155
Splunk, Inc.* (Software)	1,191	235,866
SS&C Technologies Holdings, Inc. (Software)	1,679	99,430
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	308	40,545
Synopsys, Inc.* (Software)	1,136	242,945
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,243	109,198
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,862	992,177
Trade Desk, Inc. (The)* (Software)	311	176,166
Twilio, Inc.* (IT Services)	1,029	287,060
Twitter, Inc.* (Interactive Media & Services)	5,928	245,182
Tyler Technologies, Inc.* (Software)	302	116,083
Ubiquiti, Inc. (Communications Equipment)	56	10,394
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	321	63,658
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,012	273,291
Verint Systems, Inc.* (Software)	485	23,532
VeriSign, Inc.* (IT Services)	759	144,741
Viavi Solutions, Inc.* (Communications Equipment)	1,717	21,205
VMware, Inc.* - Class A (Software)	602	77,495

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,271	$85,685
Workday, Inc.* - Class A (Software)	1,304	273,996
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,347	23,411
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,830	217,203
Zendesk, Inc.* (Software)	864	95,852
Zillow Group, Inc.* - Class A (Interactive Media & Services)	271	24,208
Zillow Group, Inc.* - Class C (Interactive Media & Services)	1,072	95,001
Zoom Video Communications, Inc.* - Class A (Software)	1,366	629,603
Zscaler, Inc.* (Software)	536	72,762
TOTAL COMMON STOCKS (Cost $38,987,496)		66,369,487

Repurchase Agreements(a)(b) (27.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $24,140,053	$24,140,000	$24,140,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,140,000)		24,140,000
TOTAL INVESTMENT SECURITIES (Cost $63,127,496) - 102.6%		90,509,487
Net other assets (liabilities) - (2.6)%		(2,333,528)

NET ASSETS - 100.0%		$88,175,959

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $15,618,000.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/23/20	0.60%	$43,884,574	$(2,708,819)
Dow Jones U.S. Technology Index	UBS AG	11/23/20	0.70%	21,596,112	(1,512,619)
				$65,480,686	$(4,221,438)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of October 31, 2020:
	Value	% of Net Assets
Communications Equipment	$1,828,068	2.1%
Diversified Telecommunication Services	63,848	0.1%
Electrical Equipment	92,695	0.1%
Electronic Equipment, Instruments & Components	171,482	0.2%
Health Care Technology	433,727	0.5%
Household Durables	116,190	0.1%
Interactive Media & Services	12,887,582	14.6%
Internet & Direct Marketing Retail	427,925	0.5%
IT Services	2,607,954	2.9%
Media	134,049	0.1%
Semiconductors & Semiconductor Equipment	11,337,828	12.9%
Software	22,491,714	25.5%
Technology Hardware, Storage & Peripherals	13,776,425	15.6%
Other **	21,806,472	24.8%
Total	$88,175,959	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (73.1%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	83	$5,622
ADTRAN, Inc. (Communications Equipment)	103	1,101
Anterix, Inc.* (Diversified Telecommunication Services)	24	766
Applied Optoelectronics, Inc.* (Communications Equipment)	46	404
Arista Networks, Inc.* (Communications Equipment)	120	25,068
AT&T, Inc. (Diversified Telecommunication Services)	4,652	125,698
ATN International, Inc. (Diversified Telecommunication Services)	23	1,028
CalAmp Corp.* (Communications Equipment)	74	524
CenturyLink, Inc. (Diversified Telecommunication Services)	2,152	18,550
Ciena Corp.* (Communications Equipment)	334	13,156
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	111	1,671
Cisco Systems, Inc. (Communications Equipment)	681	24,448
CommScope Holding Co., Inc.* (Communications Equipment)	428	3,809
Comtech Telecommunications Corp. (Communications Equipment)	54	778
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	159	743
EchoStar Corp.* - Class A (Communications Equipment)	110	2,548
Extreme Networks, Inc.* (Communications Equipment)	268	1,088
F5 Networks, Inc.* (Communications Equipment)	132	17,548
Garmin, Ltd. (Household Durables)	271	28,189
GCI Liberty, Inc.* (Media)	220	17,870
Globalstar, Inc.* (Diversified Telecommunication Services)	1,348	404
Harmonic, Inc.* (Communications Equipment)	212	1,259
Inseego Corp.*(a) (Communications Equipment)	139	1,209
Iridium Communications, Inc.* (Diversified Telecommunication Services)	253	6,682
Juniper Networks, Inc. (Communications Equipment)	723	14,258
Liberty Global PLC* - Class A (Media)	309	5,865
Liberty Global PLC* - Class C (Media)	808	15,077
Liberty Latin America, Ltd.* - Class C (Media)	330	3,208
Lumentum Holdings, Inc.* (Communications Equipment)	165	13,644
Motorola Solutions, Inc. (Communications Equipment)	179	28,293
NETGEAR, Inc.* (Communications Equipment)	66	2,034
NetScout Systems, Inc.* (Communications Equipment)	158	3,242
ORBCOMM, Inc.* (Diversified Telecommunication Services)	171	735
Plantronics, Inc. (Communications Equipment)	79	1,542
Ribbon Communications, Inc.* (Communications Equipment)	258	1,112
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	108	4,711
Spok Holdings, Inc. (Wireless Telecommunication Services)	38	345
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	219	3,723
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	241	26,406
U.S. Cellular Corp.* (Wireless Telecommunication Services)	32	932
Ubiquiti, Inc. (Communications Equipment)	17	3,155
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,277	129,767
ViaSat, Inc.* (Communications Equipment)	140	4,746
Viavi Solutions, Inc.* (Communications Equipment)	497	6,138
Vonage Holdings Corp.* (Diversified Telecommunication Services)	504	5,332
TOTAL COMMON STOCKS (Cost $454,863)		574,428

Repurchase Agreements(b)(c) (22.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $177,000	$177,000	$177,000
TOTAL REPURCHASE AGREEMENTS (Cost $177,000)		177,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	374	$374
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	1	1
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	5	5
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $380)		380
TOTAL INVESTMENT SECURITIES (Cost $632,243) - 95.6%		751,808
Net other assets (liabilities) - 4.4%		34,241

NET ASSETS - 100.0%		$786,049

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $348.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $134,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
NM	Not meaningful, amount is less than 0.05%.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	11/23/20	0.60%	$255,766	$(9,374)
Dow Jones U.S. Select Telecommunications Index	UBS AG	11/23/20	0.45%	341,755	(12,560)
				$597,521	$(21,934)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Communications Equipment	$176,726	22.5%
Diversified Telecommunication Services	291,375	37.1%
Household Durables	28,190	3.6%
Media	42,020	5.4%
Wireless Telecommunication Services	36,117	4.6%
Other **	211,621	26.8%
Total	$786,049	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (126.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $19,890,044	$19,890,000	$19,890,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,890,000)		19,890,000
TOTAL INVESTMENT SECURITIES (Cost $19,890,000) - 126.1%		19,890,000
Net other assets (liabilities) - (26.1)%		(4,121,199)

NET ASSETS - 100.0%		$15,768,801

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $410,000.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.375%, due 8/15/50	Citibank North America	11/16/20	0.25%	$18,893,857	$(310,350)
30-Year U.S. Treasury Bond, 1.375%, due 8/15/50	Societe' Generale	11/16/20	0.30%	745,688	(27,916)
				$19,639,545	$(338,266)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBear ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (91.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $10,126,022	$10,126,000	$10,126,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,126,000)		10,126,000
TOTAL INVESTMENT SECURITIES (Cost $10,126,000) - 91.8%		10,126,000
Net other assets (liabilities) - 8.2%		908,174

NET ASSETS - 100.0%		$11,034,174

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $3,022,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	12/21/20	$(1,142,645)	$43,789

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/20	(0.45)%	$(11,675,924)	$292,713
S&P 500	UBS AG	11/27/20	(0.25)%	(9,258,494)	290,780
				$(20,934,418)	$583,493

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (77.4%)
	Shares	Value
3M Co. (Industrial Conglomerates)	1,154	$184,594
A.O. Smith Corp. (Building Products)	271	14,008
Abbott Laboratories (Health Care Equipment & Supplies)	3,547	372,825
AbbVie, Inc. (Biotechnology)	3,535	300,828
ABIOMED, Inc.* (Health Care Equipment & Supplies)	90	22,669
Accenture PLC - Class A (IT Services)	1,274	276,343
Activision Blizzard, Inc. (Entertainment)	1,546	117,079
Adobe, Inc.* (Software)	961	429,663
Advance Auto Parts, Inc.(a) (Specialty Retail)	138	20,325
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,352	177,082
Aflac, Inc. (Insurance)	1,328	45,086
Agilent Technologies, Inc. (Life Sciences Tools & Services)	618	63,092
Air Products & Chemicals, Inc. (Chemicals)	442	122,097
Akamai Technologies, Inc.* (IT Services)	326	31,009
Alaska Air Group, Inc. (Airlines)	248	9,397
Albemarle Corp. (Chemicals)	213	19,854
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	235	35,607
Alexion Pharmaceuticals, Inc.* (Biotechnology)	439	50,546
Align Technology, Inc.* (Health Care Equipment & Supplies)	144	61,356
Allegion PLC (Building Products)	185	18,223
Alliant Energy Corp. (Electric Utilities)	500	27,640
Alphabet, Inc.* - Class A (Interactive Media & Services)	602	972,898
Alphabet, Inc.* - Class C (Interactive Media & Services)	588	953,154
Altria Group, Inc. (Tobacco)	3,723	134,326
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	853	2,589,836
Amcor PLC (Containers & Packaging)	3,142	32,771
Ameren Corp. (Multi-Utilities)	495	40,154
American Airlines Group, Inc.(a) (Airlines)	1,019	11,494
American Electric Power Co., Inc. (Electric Utilities)	994	89,390
American Express Co. (Consumer Finance)	1,306	119,160
American International Group, Inc. (Insurance)	1,726	54,352
American Tower Corp. (Equity Real Estate Investment Trusts)	889	204,159
American Water Works Co., Inc. (Water Utilities)	363	54,635
Ameriprise Financial, Inc. (Capital Markets)	241	38,760
AmerisourceBergen Corp. (Health Care Providers & Services)	294	28,245
AMETEK, Inc. (Electrical Equipment)	460	45,172
Amgen, Inc. (Biotechnology)	1,173	254,471
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	598	67,479
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	740	87,712
ANSYS, Inc.* (Software)	172	52,352
Anthem, Inc. (Health Care Providers & Services)	504	137,491
Aon PLC(a) (Insurance)	464	85,381
Apache Corp. (Oil, Gas & Consumable Fuels)	756	6,275
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	298	9,506
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,204	3,505,727
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,829	108,332
Aptiv PLC (Auto Components)	541	52,201
Archer-Daniels-Midland Co. (Food Products)	1,113	51,465
Arista Networks, Inc.* (Communications Equipment)	110	22,979
Arthur J. Gallagher & Co. (Insurance)	384	39,825
Assurant, Inc. (Insurance)	119	14,800
AT&T, Inc. (Diversified Telecommunication Services)	14,273	385,656
Atmos Energy Corp. (Gas Utilities)	247	22,642
Autodesk, Inc.* (Software)	439	103,402
Automatic Data Processing, Inc. (IT Services)	861	136,004
AutoZone, Inc.* (Specialty Retail)	47	53,062
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	282	39,235
Avery Dennison Corp. (Containers & Packaging)	167	23,111
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,315	19,423
Ball Corp. (Containers & Packaging)	654	58,207
Bank of America Corp. (Banks)	15,273	361,970
Baxter International, Inc. (Health Care Equipment & Supplies)	1,014	78,656
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	581	134,287
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,971	801,745
Best Buy Co., Inc. (Specialty Retail)	461	51,425
Biogen, Inc.* (Biotechnology)	317	79,906
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	43	25,216
BlackRock, Inc. - Class A (Capital Markets)	284	170,175
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	82	133,045
BorgWarner, Inc. (Auto Components)	490	17,140
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	284	20,564
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,864	98,149
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,515	263,902
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	806	281,802
Broadridge Financial Solutions, Inc. (IT Services)	231	31,786
Brown-Forman Corp. - Class B (Beverages)	366	25,514
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	270	23,876
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	798	14,196
Cadence Design Systems, Inc.* (Software)	558	61,028
Campbell Soup Co. (Food Products)	406	18,948

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	915	$66,868
Cardinal Health, Inc. (Health Care Providers & Services)	586	26,833
CarMax, Inc.* (Specialty Retail)	327	28,266
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,037	14,217
Carrier Global Corp. (Building Products)	1,631	54,459
Catalent, Inc.* (Pharmaceuticals)	329	28,876
Caterpillar, Inc. (Machinery)	1,085	170,400
CBOE Global Markets, Inc. (Capital Markets)	218	17,721
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	672	33,869
CDW Corp. (Electronic Equipment, Instruments & Components)	286	35,064
Celanese Corp. (Chemicals)	237	26,902
Centene Corp.* (Health Care Providers & Services)	1,161	68,615
CenterPoint Energy, Inc. (Multi-Utilities)	1,091	23,053
CenturyLink, Inc. (Diversified Telecommunication Services)	1,979	17,059
Cerner Corp. (Health Care Technology)	612	42,895
CF Industries Holdings, Inc. (Chemicals)	428	11,817
Charter Communications, Inc.* - Class A (Media)	300	181,146
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,856	267,992
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	56	67,284
Chubb Ltd. (Insurance)	904	117,438
Church & Dwight Co., Inc. (Household Products)	495	43,753
Cigna Corp. (Health Care Providers & Services)	736	122,890
Cincinnati Financial Corp. (Insurance)	300	21,222
Cintas Corp. (Commercial Services & Supplies)	174	54,732
Cisco Systems, Inc. (Communications Equipment)	8,480	304,432
Citigroup, Inc. (Banks)	4,170	172,721
Citizens Financial Group, Inc. (Banks)	855	23,299
Citrix Systems, Inc. (Software)	247	27,978
CME Group, Inc. (Capital Markets)	718	108,217
CMS Energy Corp. (Multi-Utilities)	573	36,288
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,086	77,562
Colgate-Palmolive Co. (Household Products)	1,718	135,533
Comcast Corp. - Class A (Media)	9,132	385,736
Comerica, Inc. (Banks)	279	12,697
Conagra Brands, Inc. (Food Products)	979	34,353
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	394	16,355
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,149	61,504
Consolidated Edison, Inc. (Multi-Utilities)	670	52,588
Constellation Brands, Inc. - Class A (Beverages)	337	55,683
Copart, Inc.* (Commercial Services & Supplies)	414	45,689
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,524	48,722
Corteva, Inc. (Chemicals)	1,500	49,470
Costco Wholesale Corp. (Food & Staples Retailing)	885	316,494
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	841	131,364
CSX Corp. (Road & Rail)	1,533	121,015
Cummins, Inc. (Machinery)	296	65,088
CVS Health Corp. (Health Care Providers & Services)	2,622	147,068
D.R. Horton, Inc. (Household Durables)	663	44,294
Danaher Corp. (Health Care Equipment & Supplies)	1,265	290,368
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	261	23,991
DaVita, Inc.* (Health Care Providers & Services)	161	13,886
Deere & Co. (Machinery)	628	141,872
Delta Air Lines, Inc. (Airlines)	1,277	39,127
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	438	20,669
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	767	6,849
DexCom, Inc.* (Health Care Equipment & Supplies)	192	61,359
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	316	8,203
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	539	77,778
Discover Financial Services (Consumer Finance)	614	39,916
Discovery, Inc.* (Media)	321	6,497
Discovery, Inc.* - Class C (Media)	620	11,358
Dish Network Corp.* - Class A (Media)	494	12,592
Dollar General Corp. (Multiline Retail)	499	104,146
Dollar Tree, Inc.* (Multiline Retail)	475	42,902
Dominion Energy, Inc. (Multi-Utilities)	1,683	135,213
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	79	29,887
Dover Corp. (Machinery)	288	31,884
Dow, Inc. (Chemicals)	1,485	67,553
DTE Energy Co. (Multi-Utilities)	386	47,640
Duke Energy Corp. (Electric Utilities)	1,473	135,679
Duke Realty Corp. (Equity Real Estate Investment Trusts)	742	28,189
DuPont de Nemours, Inc.(a) (Chemicals)	1,470	83,614
DXC Technology Co. (IT Services)	509	9,376
Eastman Chemical Co. (Chemicals)	271	21,908
Eaton Corp. PLC (Electrical Equipment)	801	83,135
eBay, Inc. (Internet & Direct Marketing Retail)	1,332	63,443
Ecolab, Inc. (Chemicals)	497	91,244
Edison International (Electric Utilities)	758	42,478
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,245	89,254
Electronic Arts, Inc.* (Entertainment)	579	69,382
Eli Lilly & Co. (Pharmaceuticals)	1,590	207,431

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares		Value
Emerson Electric Co. (Electrical Equipment)	1,197		$77,554
Entergy Corp. (Electric Utilities)	401		40,589
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,166		39,924
Equifax, Inc. (Professional Services)	243		33,194
Equinix, Inc. (Equity Real Estate Investment Trusts)	177		129,429
Equity Residential (Equity Real Estate Investment Trusts)	686		32,228
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	131		26,801
Etsy, Inc.* (Internet & Direct Marketing Retail)	239		29,060
Everest Re Group Ltd. (Insurance)	80		15,766
Evergy, Inc. (Electric Utilities)	454		25,061
Eversource Energy (Electric Utilities)	686		59,867
Exelon Corp. (Electric Utilities)	1,952		77,865
Expedia Group, Inc. (Internet & Direct Marketing Retail)	272		25,609
Expeditors International of Washington, Inc. (Air Freight & Logistics)	336		29,692
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	259		30,031
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,470		276,292
F5 Networks, Inc.* (Communications Equipment)	123		16,352
Facebook, Inc.* - Class A (Interactive Media & Services)	4,816		1,267,138
Fastenal Co. (Trading Companies & Distributors)	1,149		49,671
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	138		9,492
FedEx Corp. (Air Freight & Logistics)	483		125,324
Fidelity National Information Services, Inc. (IT Services)	1,241		154,616
Fifth Third Bancorp (Banks)	1,427		33,135
First Horizon National Corp. (Banks)	–	†	3
First Republic Bank (Banks)	345		43,518
FirstEnergy Corp. (Electric Utilities)	1,086		32,276
Fiserv, Inc.* (IT Services)	1,113		106,258
FleetCor Technologies, Inc.* (IT Services)	168		37,113
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	263		9,123
Flowserve Corp. (Machinery)	261		7,600
FMC Corp. (Chemicals)	260		26,712
Ford Motor Co. (Automobiles)	7,828		60,510
Fortinet, Inc.* (Software)	269		29,690
Fortive Corp. (Machinery)	675		41,580
Fortune Brands Home & Security, Inc. (Building Products)	277		22,401
Fox Corp. - Class A (Media)	688		18,246
Fox Corp. - Class B (Media)	314		8,208
Franklin Resources, Inc. (Capital Markets)	536		10,050
Freeport-McMoRan, Inc. (Metals & Mining)	2,909		50,442
Garmin, Ltd. (Household Durables)	299		31,102
Gartner, Inc.* (IT Services)	179		21,498
General Dynamics Corp. (Aerospace & Defense)	466		61,200
General Electric Co. (Industrial Conglomerates)	17,535		130,110
General Mills, Inc. (Food Products)	1,224		72,363
General Motors Co. (Automobiles)	2,523		87,120
Genuine Parts Co. (Distributors)	289		26,134
Gilead Sciences, Inc. (Biotechnology)	2,511		146,015
Global Payments, Inc. (IT Services)	599		94,486
Globe Life, Inc. (Insurance)	196		15,894
Halliburton Co. (Energy Equipment & Services)	1,760		21,226
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	697		11,201
Hartford Financial Services Group, Inc. (Insurance)	718		27,657
Hasbro, Inc. (Leisure Products)	255		21,094
HCA Healthcare, Inc. (Health Care Providers & Services)	528		65,440
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,078		29,074
Henry Schein, Inc.* (Health Care Providers & Services)	286		18,184
Hess Corp. (Oil, Gas & Consumable Fuels)	548		20,397
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,577		22,265
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	556		48,822
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	299		5,534
Hologic, Inc.* (Health Care Equipment & Supplies)	519		35,718
Honeywell International, Inc. (Industrial Conglomerates)	1,406		231,920
Hormel Foods Corp. (Food Products)	562		27,364
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,413		14,808
Howmet Aerospace, Inc. (Aerospace & Defense)	786		13,559
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,751		49,408
Humana, Inc. (Health Care Providers & Services)	265		105,809
Huntington Bancshares, Inc. (Banks)	2,038		21,277
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	81		11,946
IDEX Corp. (Machinery)	151		25,729
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	170		72,219
IHS Markit Ltd. (Professional Services)	747		60,409
Illinois Tool Works, Inc. (Machinery)	576		112,828
Illumina, Inc.* (Life Sciences Tools & Services)	292		85,468
Incyte Corp.* (Biotechnology)	372		32,230
Ingersoll Rand, Inc.* (Machinery)	744		25,995
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,520		377,266
Intercontinental Exchange, Inc. (Capital Markets)	1,124		106,106
International Business Machines Corp. (IT Services)	1,784		199,201

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
International Flavors & Fragrances, Inc.(a) (Chemicals)	214	$21,969
International Paper Co. (Containers & Packaging)	787	34,431
Intuit, Inc. (Software)	524	164,892
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	234	156,097
Invesco Ltd. (Capital Markets)	754	9,885
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	71	13,203
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	383	58,978
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	577	15,037
J.B. Hunt Transport Services, Inc. (Road & Rail)	167	20,331
Jack Henry & Associates, Inc. (IT Services)	154	22,831
Jacobs Engineering Group, Inc. (Construction & Engineering)	261	24,795
Johnson & Johnson (Pharmaceuticals)	5,274	723,119
Johnson Controls International PLC (Building Products)	1,490	62,893
JPMorgan Chase & Co. (Banks)	6,105	598,533
Juniper Networks, Inc. (Communications Equipment)	665	13,114
Kansas City Southern Industries, Inc. (Road & Rail)	189	33,290
Kellogg Co. (Food Products)	508	31,948
KeyCorp (Banks)	1,955	25,376
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	375	39,326
Kimberly-Clark Corp. (Household Products)	683	90,559
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	866	8,885
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,900	46,410
KLA Corp. (Semiconductors & Semiconductor Equipment)	311	61,323
L Brands, Inc. (Specialty Retail)	468	14,981
L3Harris Technologies, Inc. (Aerospace & Defense)	433	69,761
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	195	38,955
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	292	99,887
Lamb Weston Holding, Inc. (Food Products)	291	18,464
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	658	31,623
Leggett & Platt, Inc. (Household Durables)	265	11,058
Leidos Holdings, Inc. (IT Services)	268	22,244
Lennar Corp. - Class A (Household Durables)	550	38,627
Lincoln National Corp. (Insurance)	364	12,776
Linde PLC (Chemicals)	1,052	231,797
Live Nation Entertainment, Inc.* (Entertainment)	285	13,908
LKQ Corp.* (Distributors)	561	17,946
Lockheed Martin Corp. (Aerospace & Defense)	493	172,613
Loews Corp. (Insurance)	478	16,577
Lowe's Cos., Inc. (Specialty Retail)	1,514	239,363
LyondellBasell Industries N.V. - Class A (Chemicals)	515	35,252
M&T Bank Corp. (Banks)	257	26,620
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,581	6,261
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,303	38,439
MarketAxess Holdings, Inc. (Capital Markets)	76	40,953
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	534	49,552
Marsh & McLennan Cos., Inc. (Insurance)	1,015	105,012
Martin Marietta Materials, Inc. (Construction Materials)	125	33,294
Masco Corp. (Building Products)	524	28,086
MasterCard, Inc. - Class A (IT Services)	1,770	510,893
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	535	37,263
McCormick & Co., Inc. (Food Products)	248	44,766
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,491	317,584
McKesson Corp. (Health Care Providers & Services)	325	47,934
Medtronic PLC (Health Care Equipment & Supplies)	2,693	270,835
Merck & Co., Inc. (Pharmaceuticals)	5,067	381,089
MetLife, Inc. (Insurance)	1,545	58,478
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	48	47,900
MGM Resorts International (Hotels, Restaurants & Leisure)	820	16,867
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	506	53,170
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,225	112,007
Microsoft Corp. (Software)	15,160	3,069,444
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	229	26,708
Mohawk Industries, Inc.* (Household Durables)	120	12,383
Molson Coors Beverage Co. - Class B (Beverages)	377	13,293
Mondelez International, Inc. - Class A (Food Products)	2,861	151,977
Monster Beverage Corp.* (Beverages)	739	56,585
Moody's Corp. (Capital Markets)	323	84,917
Morgan Stanley (Capital Markets)	2,863	137,853
Motorola Solutions, Inc. (Communications Equipment)	340	53,740
MSCI, Inc. - Class A (Capital Markets)	168	58,773
Mylan N.V.* (Pharmaceuticals)	1,036	15,063
Nasdaq, Inc. (Capital Markets)	230	27,828
National Oilwell Varco, Inc. (Energy Equipment & Services)	778	6,535
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	445	19,531
Netflix, Inc.* (Entertainment)	883	420,078
Newell Brands, Inc. (Household Durables)	756	13,351

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Newmont Corp. (Metals & Mining)	1,609	$101,109
News Corp. - Class A (Media)	779	10,228
News Corp. - Class B (Media)	244	3,177
NextEra Energy, Inc. (Electric Utilities)	3,924	287,277
Nielsen Holdings PLC (Professional Services)	715	9,660
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,494	299,479
NiSource, Inc. (Multi-Utilities)	767	17,618
Norfolk Southern Corp. (Road & Rail)	511	106,860
Northern Trust Corp. (Capital Markets)	417	32,639
Northrop Grumman Corp. (Aerospace & Defense)	311	90,134
NortonLifelock, Inc. (Software)	1,184	24,355
Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	552	9,180
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	489	15,462
Nucor Corp. (Metals & Mining)	605	28,895
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,236	619,681
NVR, Inc.* (Household Durables)	7	27,672
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,677	15,311
Old Dominion Freight Line, Inc. (Road & Rail)	193	36,741
Omnicom Group, Inc. (Media)	430	20,296
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	890	25,810
Oracle Corp. (Software)	3,873	217,314
O'Reilly Automotive, Inc.* (Specialty Retail)	148	64,617
Otis Worldwide Corp. (Machinery)	815	49,943
PACCAR, Inc. (Machinery)	693	59,168
Packaging Corp. of America (Containers & Packaging)	190	21,753
Parker-Hannifin Corp. (Machinery)	258	53,757
Paychex, Inc. (IT Services)	642	52,805
Paycom Software, Inc.* (Software)	98	35,681
PayPal Holdings, Inc.* (IT Services)	2,350	437,406
Pentair PLC (Machinery)	332	16,520
People's United Financial, Inc. (Banks)	851	9,080
PepsiCo, Inc. (Beverages)	2,774	369,746
PerkinElmer, Inc. (Life Sciences Tools & Services)	224	29,019
Perrigo Co. PLC (Pharmaceuticals)	273	11,977
Pfizer, Inc. (Pharmaceuticals)	11,132	394,963
Philip Morris International, Inc. (Tobacco)	3,120	221,582
Phillips 66 (Oil, Gas & Consumable Fuels)	875	40,828
Pinnacle West Capital Corp. (Electric Utilities)	225	18,353
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	329	26,175
Pool Corp. (Distributors)	80	27,987
PPG Industries, Inc. (Chemicals)	473	61,358
PPL Corp. (Electric Utilities)	1,540	42,350
Principal Financial Group, Inc. (Insurance)	511	20,041
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,480	146,816
Prudential Financial, Inc. (Insurance)	791	50,640
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,013	58,906
Public Storage (Equity Real Estate Investment Trusts)	305	69,866
PulteGroup, Inc. (Household Durables)	537	21,888
PVH Corp. (Textiles, Apparel & Luxury Goods)	142	8,277
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	229	29,165
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,260	278,794
Quanta Services, Inc. (Construction & Engineering)	276	17,231
Quest Diagnostics, Inc. (Health Care Providers & Services)	269	32,856
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	96	6,418
Raymond James Financial, Inc. (Capital Markets)	245	18,728
Raytheon Technologies Corp. (Aerospace & Defense)	3,060	166,218
Realty Income Corp. (Equity Real Estate Investment Trusts)	691	39,981
Regency Centers Corp. (Equity Real Estate Investment Trusts)	316	11,246
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	209	113,604
Regions Financial Corp. (Banks)	1,923	25,576
Republic Services, Inc. - Class A (Commercial Services & Supplies)	421	37,120
ResMed, Inc. (Health Care Equipment & Supplies)	290	55,663
Robert Half International, Inc. (Professional Services)	230	11,659
Rockwell Automation, Inc. (Electrical Equipment)	232	55,012
Rollins, Inc. (Commercial Services & Supplies)	295	17,066
Roper Technologies, Inc. (Industrial Conglomerates)	210	77,981
Ross Stores, Inc. (Specialty Retail)	713	60,726
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	357	20,142
S&P Global, Inc. (Capital Markets)	483	155,878
Salesforce.com, Inc.* (Software)	1,823	423,428
SBA Communications Corp. (Equity Real Estate Investment Trusts)	224	65,043
Schlumberger, Ltd. (Energy Equipment & Services)	2,781	41,548
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	447	21,376
Sealed Air Corp. (Containers & Packaging)	312	12,352
Sempra Energy (Multi-Utilities)	579	72,583
ServiceNow, Inc.* (Software)	384	191,067
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	613	38,503
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	335	47,332
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	147	6,293

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Snap-on, Inc. (Machinery)	109	$17,171
Southwest Airlines Co. (Airlines)	1,182	46,725
Stanley Black & Decker, Inc. (Machinery)	320	53,184
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,342	203,661
State Street Corp. (Capital Markets)	706	41,583
STERIS PLC (Health Care Equipment & Supplies)	170	30,122
Stryker Corp. (Health Care Equipment & Supplies)	655	132,317
SVB Financial Group* (Banks)	104	30,233
Synchrony Financial (Consumer Finance)	1,088	27,222
Synopsys, Inc.* (Software)	304	65,013
Sysco Corp. (Food & Staples Retailing)	1,019	56,361
T. Rowe Price Group, Inc. (Capital Markets)	455	57,630
Take-Two Interactive Software, Inc.* (Entertainment)	229	35,477
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	553	12,293
Target Corp. (Multiline Retail)	1,003	152,677
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	661	64,038
TechnipFMC PLC (Energy Equipment & Services)	846	4,678
Teledyne Technologies, Inc.* (Aerospace & Defense)	74	22,877
Teleflex, Inc. (Health Care Equipment & Supplies)	93	29,595
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	333	29,254
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,835	265,323
Textron, Inc. (Aerospace & Defense)	457	16,361
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,332	25,974
The Allstate Corp. (Insurance)	626	55,558
The Bank of New York Mellon Corp. (Capital Markets)	1,633	56,110
The Boeing Co. (Aerospace & Defense)	1,063	153,487
The Charles Schwab Corp. (Capital Markets)	2,967	121,973
The Clorox Co. (Household Products)	253	52,434
The Coca-Cola Co. (Beverages)	7,744	372,177
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	98	31,267
The Estee Lauder Co., Inc. (Personal Products)	452	99,286
The Gap, Inc. (Specialty Retail)	412	8,013
The Goldman Sachs Group, Inc. (Capital Markets)	689	130,249
The Hershey Co. (Food Products)	295	40,551
The Home Depot, Inc. (Specialty Retail)	2,156	575,026
The Interpublic Group of Cos., Inc. (Media)	781	14,128
The JM Smucker Co. - Class A (Food Products)	229	25,694
The Kraft Heinz Co. (Food Products)	1,298	39,706
The Kroger Co. (Food & Staples Retailing)	1,558	50,183
The Mosaic Co. (Chemicals)	691	12,784
The PNC Financial Services Group, Inc. (Banks)	850	95,098
The Procter & Gamble Co. (Household Products)	4,987	683,718
The Progressive Corp. (Insurance)	1,173	107,799
The Sherwin-Williams Co. (Chemicals)	164	112,829
The Southern Co. (Electric Utilities)	2,116	121,564
The TJX Cos., Inc. (Specialty Retail)	2,402	122,022
The Travelers Cos., Inc. (Insurance)	507	61,200
The Walt Disney Co. (Entertainment)	3,620	438,924
The Western Union Co. (IT Services)	823	15,999
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,431	46,651
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	792	374,711
Tiffany & Co. (Specialty Retail)	216	28,261
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,165	127,649
Tractor Supply Co. (Specialty Retail)	233	31,038
Trane Technologies PLC (Building Products)	479	63,587
TransDigm Group, Inc. (Aerospace & Defense)	109	52,038
Truist Financial Corp. (Banks)	2,700	113,724
Twitter, Inc.* (Interactive Media & Services)	1,584	65,514
Tyler Technologies, Inc.* (Software)	81	31,135
Tyson Foods, Inc. - Class A (Food Products)	589	33,708
U.S. Bancorp (Banks)	2,746	106,957
UDR, Inc. (Equity Real Estate Investment Trusts)	591	18,463
Ulta Beauty, Inc.* (Specialty Retail)	113	23,365
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	378	5,232
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	390	4,770
Union Pacific Corp. (Road & Rail)	1,360	240,979
United Airlines Holdings , Inc.* (Airlines)	583	19,740
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,416	222,468
United Rentals, Inc.* (Trading Companies & Distributors)	144	25,674
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,904	580,987
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	156	17,090
Unum Group (Insurance)	408	7,205
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	817	31,544
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	183	31,622
Ventas, Inc. (Equity Real Estate Investment Trusts)	747	29,484
VeriSign, Inc.* (IT Services)	202	38,521
Verisk Analytics, Inc. - Class A (Professional Services)	325	57,840
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,288	472,334
Vertex Pharmaceuticals, Inc.* (Biotechnology)	522	108,764

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
VF Corp. (Textiles, Apparel & Luxury Goods)	640	$43,008
ViacomCBS, Inc. - Class B (Media)	1,129	32,256
Visa, Inc. - Class A (IT Services)	3,377	613,634
Vontier Corp.* (Electronic Equipment, Instruments & Components)	270	7,760
Vornado Realty Trust (Equity Real Estate Investment Trusts)	314	9,649
Vulcan Materials Co. (Construction Materials)	265	38,382
W.R. Berkley Corp. (Insurance)	282	16,954
W.W. Grainger, Inc. (Trading Companies & Distributors)	90	31,502
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,441	49,052
Walmart, Inc. (Food & Staples Retailing)	2,782	386,002
Waste Management, Inc. (Commercial Services & Supplies)	779	84,061
Waters Corp.* (Life Sciences Tools & Services)	124	27,630
WEC Energy Group, Inc. (Multi-Utilities)	632	63,548
Wells Fargo & Co. (Banks)	8,253	177,027
Welltower, Inc. (Equity Real Estate Investment Trusts)	836	44,952
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	148	40,266
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	606	22,864
Westinghouse Air Brake Technologies Corp. (Machinery)	358	21,229
WestRock Co. (Containers & Packaging)	520	19,526
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,495	40,799
Whirlpool Corp. (Household Durables)	125	23,120
Willis Towers Watson PLC (Insurance)	258	47,080
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	194	14,051
Xcel Energy, Inc. (Electric Utilities)	1,052	73,672
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	358	6,222
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	489	58,039
Xylem, Inc. (Machinery)	360	31,370
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	604	56,371
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	107	30,349
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	415	54,822
Zions Bancorp (Banks)	328	10,585
Zoetis, Inc. (Pharmaceuticals)	952	150,940
TOTAL COMMON STOCKS (Cost $20,866,999)		54,333,170

Repurchase Agreements(b)(c) (32.2%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $22,621,050	$22,621,000	$22,621,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,621,000)		22,621,000

Collateral for Securities Loaned(d) (0.2%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	142,582	$142,582
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	461	461
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	2,003	2,003
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $145,046)		145,046
TOTAL INVESTMENT SECURITIES (Cost $43,633,045) - 109.8%		77,099,216
Net other assets (liabilities) - (9.8)%		(6,910,394)

NET ASSETS - 100.0%		$70,188,822

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $140,380.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $14,200,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	88	12/21/20	$14,364,680	$(445,029)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/20	0.65%	$26,476,774	$(1,312,749)
SPDR S&P 500 ETF	Goldman Sachs International	11/27/20	0.55%	20,122,986	(920,868)
				$46,599,760	$(2,233,617)

S&P 500	UBS AG	11/27/20	0.60%	20,796,449	(1,292,090)
SPDR S&P 500 ETF	UBS AG	11/27/20	0.20%	3,606,061	(454,050)
				24,402,510	(1,746,140)
				$71,002,270	$(3,979,757)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

UltraBull ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$830,194	1.2%
Air Freight & Logistics	401,360	0.6%
Airlines	126,483	0.2%
Auto Components	69,341	0.1%
Automobiles	147,630	0.2%
Banks	1,887,430	2.7%
Beverages	892,998	1.3%
Biotechnology	1,086,364	1.5%
Building Products	263,657	0.4%
Capital Markets	1,426,028	2.0%
Chemicals	997,160	1.4%
Commercial Services & Supplies	238,668	0.3%
Communications Equipment	410,617	0.6%
Construction & Engineering	42,026	0.1%
Construction Materials	71,676	0.1%
Consumer Finance	253,166	0.4%
Containers & Packaging	202,151	0.3%
Distributors	72,067	0.1%
Diversified Financial Services	801,745	1.1%
Diversified Telecommunication Services	875,049	1.2%
Electric Utilities	1,074,060	1.5%
Electrical Equipment	260,873	0.4%
Electronic Equipment, Instruments & Components	315,064	0.5%
Energy Equipment & Services	93,410	0.1%
Entertainment	1,094,848	1.6%
Equity Real Estate Investment Trusts	1,389,990	2.0%
Food & Staples Retailing	858,092	1.2%
Food Products	591,307	0.8%
Gas Utilities	22,642	NM
Health Care Equipment & Supplies	2,170,135	3.1%
Health Care Providers & Services	1,452,283	2.1%
Health Care Technology	42,895	0.1%
Hotels, Restaurants & Leisure	903,232	1.3%
Household Durables	223,495	0.3%
Household Products	1,005,997	1.4%
Independent Power and Renewable Electricity Producers	41,436	0.1%
Industrial Conglomerates	624,605	0.9%
Insurance	996,741	1.4%
Interactive Media & Services	3,258,704	4.6%
Internet & Direct Marketing Retail	2,840,993	4.0%
IT Services	2,889,585	4.1%
Leisure Products	21,094	NM
Life Sciences Tools & Services	712,014	1.0%
Machinery	925,317	1.3%
Media	703,868	1.0%
Metals & Mining	180,446	0.3%
Multiline Retail	299,725	0.4%
Multi-Utilities	547,591	0.8%
Oil, Gas & Consumable Fuels	1,000,950	1.4%
Personal Products	99,286	0.1%
Pharmaceuticals	2,177,360	3.1%
Professional Services	172,762	0.2%
Real Estate Management & Development	33,869	NM
Road & Rail	559,216	0.8%
Semiconductors & Semiconductor Equipment	2,723,432	3.9%
Software	4,926,443	7.0%
Specialty Retail	1,320,490	1.9%
Technology Hardware, Storage & Peripherals	3,647,394	5.2%
Textiles, Apparel & Luxury Goods	390,677	0.6%
Tobacco	355,908	0.5%
Trading Companies & Distributors	106,847	0.2%
Water Utilities	54,635	0.1%
Wireless Telecommunication Services	127,649	0.2%
Other **	15,855,652	22.7%
Total	$70,188,822	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (87.2%)
	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	2,457	$56,413
360 DigiTech, Inc.*ADR (Consumer Finance)	1,787	20,586
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	9,509	2,897,297
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	4,276	23,304
Autohome, Inc.ADR (Interactive Media & Services)	1,549	148,007
Baidu, Inc.*ADR (Interactive Media & Services)	4,990	663,919
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	1,144	41,859
Beigene, Ltd.*ADR (Biotechnology)	1,049	311,050
BEST, Inc.*ADR (Air Freight & Logistics)	5,776	14,844
Bilibili, Inc.*ADR (Entertainment)	4,245	189,624
Bitauto Holdings, Ltd.*ADR (Interactive Media & Services)	616	9,819
China Eastern Airlines Corp., Ltd.ADR (Airlines)	842	16,545
China Life Insurance Co., Ltd.ADR(a) (Insurance)	40,329	441,199
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	20,235	621,821
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	6,914	271,928
China Southern Airlines Co., Ltd.*ADR (Airlines)	927	24,862
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	3,760	118,064
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	15,754	97,517
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,355	401,182
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	263	48,026
DouYu International Holdings, Ltd.*ADR (Entertainment)	2,839	43,437
GDS Holdings, Ltd.*ADR (IT Services)	3,037	255,229
GSX Techedu, Inc.*ADR(a) (Diversified Consumer Services)	2,720	180,662
Huami Corp.*ADR (Electronic Equipment, Instruments & Components)	621	7,253
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	3,620	143,461
HUYA, Inc.*ADR(a) (Entertainment)	1,652	37,005
iClick Interactive Asia Group, Ltd.*ADR (Media)	1,113	8,871
iQIYI, Inc.*ADR (Entertainment)	7,430	183,521
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	16,183	1,319,238
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	992	57,834
JOYY, Inc.ADR (Interactive Media & Services)	1,513	138,258
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	853	24,780
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	2,815	23,196
Momo, Inc.ADR (Interactive Media & Services)	4,568	68,520
NetEase, Inc.ADR (Entertainment)	7,337	636,778
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	3,737	599,341
NIO, Inc.*ADR (Automobiles)	28,951	885,322
Niu Technologies*ADR (Automobiles)	723	18,993
OneConnect Financial Technology Co., Ltd.*ADR (Software)	901	18,146
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	5,717	162,706
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	6,906	621,402
Puxin, Ltd.*ADR (Diversified Consumer Services)	1,133	8,373
Qutoutiao, Inc.*ADR (Interactive Media & Services)	3,010	6,472
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	834	15,521
Sohu.com, Ltd.*ADR (Interactive Media & Services)	788	14,846
TAL Education Group*ADR (Diversified Consumer Services)	7,868	522,907
Tencent Music Entertainment Group*ADR (Entertainment)	11,269	167,683
Trip.com Group Ltd.*ADR (Internet & Direct Marketing Retail)	12,374	355,876
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	10,390	222,346
Weibo Corp.*ADR (Interactive Media & Services)	1,555	64,610
Zai Lab, Ltd.*ADR (Biotechnology)	1,822	149,495
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	10,334	299,480
TOTAL COMMON STOCKS
(Cost $7,343,755)		13,679,428

Repurchase Agreements(b)(c) (9.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,544,003	$1,544,000	$1,544,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,544,000)		1,544,000

Collateral for Securities Loaned(d) (1.8%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	280,785	$280,785
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	906	906
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	3,945	3,945
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $285,636)		285,636
TOTAL INVESTMENT SECURITIES
(Cost $9,173,391) - 98.8%		15,509,064
Net other assets (liabilities) - 1.2%		182,587

NET ASSETS - 100.0%		$15,691,651

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $265,169.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $786,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
ADR	American Depositary Receipt

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	11/27/20	0.55%	$8,979,506	$(213,697)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	11/27/20	0.35%	8,693,440	(219,941)
				$17,672,946	$(433,638)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$314,324	2.0%
Airlines	41,407	0.3%
Automobiles	904,315	5.8%
Biotechnology	460,545	2.9%
Chemicals	15,521	0.1%
Consumer Finance	43,782	0.3%
Diversified Consumer Services	1,311,283	8.4%
Diversified Telecommunication Services	215,581	1.4%
Electronic Equipment, Instruments & Components	7,253	NM
Entertainment	1,258,048	8.0%
Hotels, Restaurants & Leisure	143,461	0.9%
Insurance	441,199	2.8%
Interactive Media & Services	1,114,451	7.1%
Internet & Direct Marketing Retail	5,458,018	34.8%
IT Services	336,422	2.1%
Media	8,871	0.1%
Metals & Mining	23,304	0.1%
Oil, Gas & Consumable Fuels	835,816	5.3%
Semiconductors & Semiconductor Equipment	105,860	0.7%
Software	18,146	0.1%
Wireless Telecommunication Services	621,821	4.0%
Other **	2,012,223	12.8%
Total	$15,691,651	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2020:

	Value	% of Net Assets
China	$13,048,736	83.2%
Hong Kong	630,692	4.0%
Other **	2,012,223	12.8%
Total	$15,691,651	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (68.6%)
	Shares	Value
3M Co. (Industrial Conglomerates)	3,848	$615,526
American Express Co. (Consumer Finance)	3,848	351,092
Amgen, Inc. (Biotechnology)	3,848	834,785
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,848	418,893
Caterpillar, Inc. (Machinery)	3,848	604,328
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,848	267,436
Cisco Systems, Inc. (Communications Equipment)	3,848	138,143
Dow, Inc. (Chemicals)	3,848	175,046
Honeywell International, Inc. (Industrial Conglomerates)	3,848	634,728
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,848	170,389
International Business Machines Corp. (IT Services)	3,848	429,668
Johnson & Johnson (Pharmaceuticals)	3,848	527,599
JPMorgan Chase & Co. (Banks)	3,848	377,258
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,848	819,624
Merck & Co., Inc. (Pharmaceuticals)	3,848	289,408
Microsoft Corp. (Software)	3,848	779,105
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,848	462,068
Salesforce.com, Inc.* (Software)	3,848	893,774
The Boeing Co. (Aerospace & Defense)	3,848	555,613
The Coca-Cola Co. (Beverages)	3,848	184,935
The Goldman Sachs Group, Inc. (Capital Markets)	3,848	727,425
The Home Depot, Inc. (Specialty Retail)	3,848	1,026,300
The Procter & Gamble Co. (Household Products)	3,848	527,561
The Travelers Cos., Inc. (Insurance)	3,848	464,492
The Walt Disney Co. (Entertainment)	3,848	466,570
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,848	1,174,179
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,848	219,298
Visa, Inc. - Class A (IT Services)	3,848	699,220
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,848	130,986
Walmart, Inc. (Food & Staples Retailing)	3,848	533,910
TOTAL COMMON STOCKS
(Cost $6,826,482)		15,499,359

Repurchase Agreements(a)(b) (38.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $8,627,019	$8,627,000	$8,627,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,627,000)		8,627,000
TOTAL INVESTMENT SECURITIES
(Cost $15,453,482) - 106.7%		24,126,359
Net other assets (liabilities) - (6.7)%		(1,511,391)

NET ASSETS - 100.0%		$22,614,968

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $5,117,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	19	12/21/20	$2,507,430	$(104,947)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/20	0.60%	$10,001,775	$(384,680)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/27/20	0.45%	5,061,852	(219,962)
				$15,063,627	$(604,642)

Dow Jones Industrial Average	UBS AG	11/27/20	0.60%	$9,790,614	$(389,063)
SPDR Dow Jones Industrial Average ETF	UBS AG	11/27/20	0.40%	2,370,622	(142,273)
				$12,161,236	$(531,336)
				$27,224,863	$(1,135,978)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$555,613	2.5%
Banks	377,258	1.7%
Beverages	184,935	0.8%
Biotechnology	834,785	3.7%
Capital Markets	727,426	3.2%
Chemicals	175,045	0.8%
Communications Equipment	138,143	0.6%
Consumer Finance	351,092	1.5%
Diversified Telecommunication Services	219,298	1.0%
Entertainment	466,570	2.1%
Food & Staples Retailing	664,896	2.9%
Health Care Providers & Services	1,174,179	5.2%
Hotels, Restaurants & Leisure	819,624	3.6%
Household Products	527,561	2.3%
Industrial Conglomerates	1,250,254	5.5%
Insurance	464,492	2.1%
IT Services	1,128,888	5.0%
Machinery	604,328	2.7%
Oil, Gas & Consumable Fuels	267,436	1.2%
Pharmaceuticals	817,007	3.6%
Semiconductors & Semiconductor Equipment	170,389	0.8%
Software	1,672,879	7.4%
Specialty Retail	1,026,300	4.5%
Technology Hardware, Storage & Peripherals	418,893	1.8%
Textiles, Apparel & Luxury Goods	462,068	2.0%
Other **	7,115,609	31.5%
Total	$22,614,968	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (90.1%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	9,346	$2,847,633
Ambev S.A.ADR (Beverages)	40,688	87,072
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	10,888	129,785
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	3,846	88,996
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	15,625	71,406
Autohome, Inc.ADR (Interactive Media & Services)	528	50,450
Baidu, Inc.*ADR (Interactive Media & Services)	2,518	335,020
Banco Bradesco S.A.ADR (Banks)	40,958	143,353
Beigene, Ltd.*ADR (Biotechnology)	358	106,154
Cemex SAB de CVADR (Construction Materials)	13,980	58,017
China Life Insurance Co., Ltd.ADR(a) (Insurance)	13,744	150,359
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	10,211	313,784
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,356	92,661
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,510	132,608
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,484	136,707
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,117	72,393
Enel Americas S.A.ADR (Electric Utilities)	5,200	33,800
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,716	92,269
GDS Holdings, Ltd.*ADR (IT Services)	1,039	87,318
Gold Fields, Ltd.ADR (Metals & Mining)	8,158	89,167
HDFC Bank, Ltd.*ADR (Banks)	11,521	661,765
ICICI Bank, Ltd.*ADR (Banks)	23,561	248,569
Infosys Technologies, Ltd.ADR (IT Services)	34,112	486,779
iQIYI, Inc.*ADR (Entertainment)	2,533	62,565
Itau Unibanco Holding S.A.ADR (Banks)	44,752	183,036
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,164	665,529
KB Financial Group, Inc.ADR (Banks)	3,610	128,985
Natura & Co. Holding SAADR (Personal Products)	3,873	61,774
NetEase, Inc.ADR (Entertainment)	3,701	321,210
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,274	204,324
NIO, Inc.*ADR (Automobiles)	9,867	301,733
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	1,948	55,440
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	17,183	113,923
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,122	280,918
POSCOADR (Metals & Mining)	2,963	137,217
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	4,391	75,042
Shinhan Financial Group Co., Ltd.ADR (Banks)	4,188	112,699
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	5,101	60,549
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,289	69,266
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	6,537	56,610
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	32,153	2,696,672
TAL Education Group*ADR (Diversified Consumer Services)	3,689	245,171
Tencent Music Entertainment Group*ADR (Entertainment)	3,840	57,139
Trip.com Group Ltd.*ADR (Internet & Direct Marketing Retail)	4,217	121,281
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	20,995	111,274
Vale S.A.ADR (Metals & Mining)	31,722	335,303
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	3,541	75,777
Wipro, Ltd.ADR (IT Services)	13,717	66,390
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	3,522	102,068
TOTAL COMMON STOCKS
(Cost $8,713,249)		13,217,960

Preferred Stock (1.0%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	21,211	140,205
TOTAL PREFERRED STOCK
(Cost $95,643)		140,205

Repurchase Agreements(b)(c) (12.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,855,004	$1,855,000	$1,855,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,855,000)		1,855,000

Collateral for Securities Loaned(d) (0.9%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	124,367	$124,367
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	402	402
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	1,747	1,747
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $126,516)		126,516
TOTAL INVESTMENT SECURITIES
(Cost $10,790,408) - 104.7%		15,339,681
Net other assets (liabilities) - (4.7)%		(682,231)

NET ASSETS - 100.0%		$14,657,450

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $115,340.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $658,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	11/27/20	0.55%	$8,127,577	$(266,871)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	11/27/20	0.60%	7,791,040	(292,033)
				$15,918,617	$(558,904)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$102,068	0.7%
Automobiles	301,733	2.1%
Banks	1,478,408	10.1%
Beverages	179,342	1.2%
Biotechnology	106,154	0.7%
Construction Materials	58,017	0.4%
Diversified Consumer Services	449,495	3.1%
Diversified Telecommunication Services	207,650	1.4%
Electric Utilities	33,800	0.2%
Entertainment	440,914	3.0%
Insurance	150,359	1.0%
Interactive Media & Services	385,470	2.6%
Internet & Direct Marketing Retail	3,991,138	27.2%
IT Services	640,486	4.4%
Metals & Mining	711,230	4.9%
Oil, Gas & Consumable Fuels	538,936	3.7%
Paper & Forest Products	56,611	0.4%
Personal Products	61,774	0.4%
Pharmaceuticals	72,393	0.5%
Semiconductors & Semiconductor Equipment	2,879,352	19.7%
Wireless Telecommunication Services	512,835	3.5%
Other **	1,299,285	8.8%
Total	$14,657,450	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2020:

	Value	% of Net Assets
Brazil	$1,121,275	7.7%
Chile	33,800	0.2%
China	6,299,457	43.0%
Hong Kong	313,784	2.1%
India	1,535,896	10.5%
Indonesia	75,042	0.5%
Mexico	280,071	1.9%
South Africa	238,712	1.6%
South Korea	448,167	3.1%
Taiwan	3,011,961	20.5%
Other **	1,299,285	8.9%
Total	$14,657,450	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (155.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $2,316,005	$2,316,000	$2,316,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,316,000)		2,316,000
TOTAL INVESTMENT SECURITIES
(Cost $2,316,000) - 155.4%		2,316,000
Net other assets (liabilities) - (55.4)%		(826,069)

NET ASSETS - 100.0%		$1,489,931

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $206,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/20	0.40%	$2,083,080	$(46,243)
MSCI EAFE Index	UBS AG	11/27/20	0.90%	904,147	(55,866)
				$2,987,227	$(102,109)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a) (86.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $9,976,022	$9,976,000	$9,976,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,976,000)		9,976,000
TOTAL INVESTMENT SECURITIES
(Cost $9,976,000) - 86.9%		9,976,000
Net other assets (liabilities) - 13.1%		1,504,570

NET ASSETS - 100.0%		$11,480,570

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	197	12/11/20	$22,817,525	$68,010

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/20	0.50%	$95,788	$(596)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (79.9%)

	Shares	Value
Ambev S.A.ADR (Beverages)	182,031	$389,546
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	34,287	408,701
Banco Bradesco S.A.ADR (Banks)	163,936	573,776
Banco de ChileADR(a) (Banks)	10,580	166,635
Banco Santander Brasil S.A.ADR(a) (Banks)	17,450	96,673
Banco Santander ChileADR (Banks)	7,236	100,436
Bancolombia S.A.ADR (Banks)	5,261	134,102
BRF S.A.*ADR (Food Products)	34,036	100,747
Cemex SAB de CVADR (Construction Materials)	70,459	292,405
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR (Electric Utilities)	16,797	91,880
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	5,604	207,404
Cia Brasileira de DistribuicaoADR (Food & Staples Retailing)	7,244	77,945
Cia Energetica de Minas GeraisADR(a) (Electric Utilities)	47,062	86,123
Cia Siderurgica Nacional SAADR(a) (Metals & Mining)	29,708	106,058
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	2,445	92,641
Companhia de Minas Buenaventura S.A.ADR (Metals & Mining)	10,836	132,958
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	15,908	117,401
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	11,482	106,209
Enel Americas S.A.ADR (Electric Utilities)	26,207	170,346
Enersis Chile S.A.ADR(a) (Electric Utilities)	23,180	77,189
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	7,492	402,845
Gerdau S.A.ADR (Metals & Mining)	49,076	186,979
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,843	153,301
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	2,002	72,432
Grupo Aeroportuario del Surest S.A.B. de C.V.*ADR (Transportation Infrastructure)	928	107,045
Grupo Televisa SAB*ADR (Media)	23,553	149,797
Itau Unibanco Holding S.A.ADR (Banks)	179,118	732,593
Natura & Co. Holding SAADR(a) (Personal Products)	19,543	311,711
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	68,754	455,839
Suzano Papel e Celulose S.A.*ADR(a) (Paper & Forest Products)	32,966	285,486
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	19,277	141,879
TIM SAADR (Wireless Telecommunication Services)	7,437	76,601
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	36,329	103,174
Vale S.A.ADR (Metals & Mining)	126,955	1,341,913
TOTAL COMMON STOCKS
(Cost $6,282,939)		8,050,770

Preferred Stock (5.6%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	84,898	561,176
TOTAL PREFERRED STOCK
(Cost $212,678)		561,176

Repurchase Agreements(b)(c) (21.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $2,128,005	$2,128,000	$2,128,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,128,000)		2,128,000

Collateral for Securities Loaned(d) (4.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	420,036	$420,036
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	1,356	1,356
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	5,901	5,901
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $427,293)		427,293
TOTAL INVESTMENT SECURITIES
(Cost $9,050,910) - 110.8%		11,167,239
Net other assets (liabilities) - (10.8)%		(1,092,906)

NET ASSETS - 100.0%		$10,074,333

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $393,119.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $686,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	11/27/20	0.55%	$5,934,102	$(352,843)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	11/27/20	0.60%	5,588,642	(344,285)
				$11,522,744	$(697,128)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Banks	$1,804,215	17.9%
Beverages	885,032	8.8%
Chemicals	207,404	2.1%
Construction Materials	292,405	2.9%
Diversified Telecommunication Services	141,879	1.4%
Electric Utilities	425,538	4.2%
Food & Staples Retailing	77,945	0.8%
Food Products	100,746	1.0%
Media	149,797	1.5%
Metals & Mining	1,767,909	17.5%
Oil, Gas & Consumable Fuels	1,226,398	12.2%
Paper & Forest Products	285,486	2.8%
Personal Products	311,711	3.1%
Transportation Infrastructure	332,778	3.3%
Water Utilities	117,401	1.2%
Wireless Telecommunication Services	485,302	4.8%
Other **	1,462,387	14.5%
Total	$10,074,333	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2020:

	Value	% of Net Assets
Brazil	$5,837,500	57.9%
Chile	722,010	7.2%
Colombia	240,311	2.4%
Mexico	1,679,167	16.7%
Peru	132,958	1.3%
Other **	1,462,387	14.5%
Total	$10,074,333	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (71.5%)

	Shares	Value
Aaron's Holdings Co., Inc. (Specialty Retail)	847	$44,264
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,122	39,999
ACI Worldwide, Inc.* (Software)	1,468	42,822
Acuity Brands, Inc. (Electrical Equipment)	500	44,570
Adient PLC* (Auto Components)	1,184	25,124
Adtalem Global Education, Inc.* (Diversified Consumer Services)	654	15,330
AECOM* (Construction & Engineering)	2,022	90,666
Affiliated Managers Group, Inc. (Capital Markets)	587	44,242
AGCO Corp. (Machinery)	775	59,698
Alleghany Corp. (Insurance)	181	98,994
ALLETE, Inc. (Electric Utilities)	654	33,733
Alliance Data Systems Corp. (IT Services)	602	31,027
AMC Networks, Inc.*(a) - Class A (Media)	374	7,948
Amedisys, Inc.* (Health Care Providers & Services)	409	105,931
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,735	64,993
American Eagle Outfitters, Inc. (Specialty Retail)	1,878	25,747
American Financial Group, Inc. (Insurance)	905	67,821
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,606	20,662
AptarGroup, Inc. (Containers & Packaging)	813	92,755
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	978	76,176
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,289	73,860
ASGN, Inc.* (Professional Services)	662	44,142
Ashland Global Holdings, Inc. (Chemicals)	686	47,862
Associated Banc-Corp. (Banks)	1,937	26,518
AutoNation, Inc.* (Specialty Retail)	736	41,753
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	603	21,316
Avient Corp. (Chemicals)	1,152	35,793
Avis Budget Group, Inc.* (Road & Rail)	650	21,886
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,245	30,714
Axon Enterprise, Inc.* (Aerospace & Defense)	801	79,220
BancorpSouth Bank (Banks)	1,216	28,467
Bank of Hawaii Corp. (Banks)	504	30,563
Bank OZK (Banks)	1,524	37,765
Belden, Inc. (Electronic Equipment, Instruments & Components)	561	17,324
Bio-Techne Corp. (Life Sciences Tools & Services)	486	122,671
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,739	66,586
Black Hills Corp. (Multi-Utilities)	792	44,875
Blackbaud, Inc. (Software)	625	30,838
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,011	32,069
Brighthouse Financial, Inc.* (Insurance)	1,173	38,826
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,737	40,958
Brown & Brown, Inc. (Insurance)	2,959	128,747
Brunswick Corp. (Leisure Products)	999	63,646
Builders FirstSource, Inc.* (Building Products)	1,471	44,571
Cable One, Inc. (Media)	68	117,766
Cabot Corp. (Chemicals)	711	27,025
CACI International, Inc.* - Class A (IT Services)	317	66,104
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,510	112,498
Camden Property Trust (Equity Real Estate Investment Trusts)	1,228	113,271
Cantel Medical Corp. (Health Care Equipment & Supplies)	473	22,628
Carlisle Cos., Inc. (Industrial Conglomerates)	688	85,223
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	550	44,798
Casey's General Stores, Inc. (Food & Staples Retailing)	465	78,386
Cathay General Bancorp (Banks)	943	22,189
CDK Global, Inc. (Software)	1,532	66,029
Ceridian HCM Holding, Inc.* (Software)	1,636	141,056
ChampionX Corp.* (Energy Equipment & Services)	2,343	20,454
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	626	142,541
Chemed Corp. (Health Care Providers & Services)	200	95,664
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	363	31,708
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	448	66,819
Ciena Corp.* (Communications Equipment)	1,937	76,298
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,287	32,651
Cinemark Holdings, Inc.(a) (Entertainment)	1,349	11,048
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	736	50,688
CIT Group, Inc. (Banks)	1,242	36,577
Clean Harbors, Inc.* (Commercial Services & Supplies)	646	34,219
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	366	52,042
CNO Financial Group, Inc. (Insurance)	1,787	31,719
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,829	27,441
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,181	143,728
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	305	38,168
Colfax Corp.* (Machinery)	1,269	34,504
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	383	28,568
Commerce Bancshares, Inc. (Banks)	1,265	78,745
Commercial Metals Co. (Metals & Mining)	1,501	30,996
CommVault Systems, Inc.* (Software)	585	23,160
Compass Minerals International, Inc. (Metals & Mining)	427	25,782
CoreLogic, Inc. (IT Services)	1,002	77,084
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	536	63,977
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,415	31,738
Coty, Inc. - Class A (Personal Products)	3,571	10,356
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,873	47,724
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	299	34,032
Crane Co. (Machinery)	622	31,567

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,383	$87,959
Cullen/Frost Bankers, Inc. (Banks)	703	49,400
Curtiss-Wright Corp. (Aerospace & Defense)	525	44,289
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,473	104,657
Dana, Inc. (Auto Components)	1,822	25,490
Darling Ingredients, Inc.* (Food Products)	2,042	87,805
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	353	89,440
Dick's Sporting Goods, Inc. (Specialty Retail)	821	46,510
Domtar Corp. (Paper & Forest Products)	695	16,597
Donaldson Co., Inc. (Machinery)	1,590	75,525
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,078	49,041
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,037	103,399
Dycom Industries, Inc.* (Construction & Engineering)	401	26,041
Eagle Materials, Inc. (Construction Materials)	527	44,927
East West Bancorp, Inc. (Banks)	1,783	65,043
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	495	65,875
Eaton Vance Corp. (Capital Markets)	1,440	86,098
Edgewell Personal Care Co.* (Personal Products)	685	17,961
EMCOR Group, Inc. (Construction & Engineering)	692	47,187
Emergent BioSolutions, Inc.* (Biotechnology)	568	51,103
Encompass Health Corp. (Health Care Providers & Services)	1,254	76,883
Energizer Holdings, Inc. (Household Products)	734	28,883
EnerSys(a) (Electrical Equipment)	536	38,378
Enphase Energy, Inc.* (Electrical Equipment)	1,589	155,865
EPR Properties (Equity Real Estate Investment Trusts)	941	22,433
EQT Corp. (Oil, Gas & Consumable Fuels)	3,474	52,597
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,125	37,208
Essent Group Ltd. (Thrifts & Mortgage Finance)	1,417	56,467
Essential Utilities, Inc. (Water Utilities)	2,812	115,854
Evercore Partners, Inc. - Class A (Capital Markets)	512	40,724
Exelixis, Inc.* (Biotechnology)	3,896	79,790
F.N.B. Corp. (Banks)	4,075	30,807
FactSet Research Systems, Inc. (Capital Markets)	479	146,814
Fair Isaac Corp.* (Software)	365	142,879
Federated Hermes, Inc. - Class B (Capital Markets)	1,200	28,680
First American Financial Corp. (Insurance)	1,406	62,694
First Financial Bankshares, Inc. (Banks)	1,790	53,360
First Horizon National Corp. (Banks)	6,975	72,609
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,603	63,815
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,067	92,877
FirstCash, Inc. (Consumer Finance)	522	27,165
Five Below, Inc.* (Specialty Retail)	704	93,872
Flowers Foods, Inc.(a) (Food Products)	2,481	58,502
Fluor Corp. (Construction & Engineering)	1,573	17,854
Foot Locker, Inc. (Specialty Retail)	1,314	48,460
Fox Factory Holding Corp.* (Auto Components)	522	43,890
FTI Consulting, Inc.* (Professional Services)	461	45,390
Fulton Financial Corp. (Banks)	2,044	22,464
GATX Corp. (Trading Companies & Distributors)	441	30,111
Generac Holdings, Inc.* (Electrical Equipment)	792	166,438
Gentex Corp. (Auto Components)	3,098	85,722
Genworth Financial, Inc.* - Class A (Insurance)	6,380	25,073
Glacier Bancorp, Inc. (Banks)	1,203	43,067
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	950	49,514
Graco, Inc. (Machinery)	2,102	130,114
Graham Holdings Co. - Class B (Diversified Consumer Services)	52	19,778
Grand Canyon Education, Inc.* (Diversified Consumer Services)	596	46,709
Greif, Inc. - Class A (Containers & Packaging)	334	13,557
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,051	46,265
GrubHub, Inc.* (Internet & Direct Marketing Retail)	1,164	86,089
H&R Block, Inc. (Diversified Consumer Services)	2,432	41,976
Haemonetics Corp.* (Health Care Equipment & Supplies)	639	64,597
Hancock Whitney Corp. (Banks)	1,089	24,905
Harley-Davidson, Inc. (Automobiles)	1,931	63,491
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,376	45,463
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,715	47,677
Healthcare Services Group, Inc.(a) (Commercial Services & Supplies)	939	21,484
HealthEquity, Inc.* (Health Care Providers & Services)	967	49,791
Helen of Troy Ltd.* (Household Durables)	319	60,482
Herman Miller, Inc. (Commercial Services & Supplies)	742	22,609
Hexcel Corp. (Aerospace & Defense)	1,053	35,254
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,309	38,969
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	840	76,499
HNI Corp. (Commercial Services & Supplies)	538	17,512
Home BancShares, Inc. (Banks)	1,916	31,806
Hubbell, Inc. (Electrical Equipment)	684	99,529
Hudson Pacific Properties, Inc.(a) (Equity Real Estate Investment Trusts)	1,934	37,249
IAA, Inc.* (Commercial Services & Supplies)	1,688	95,523
ICU Medical, Inc.* (Health Care Equipment & Supplies)	245	43,559
IDACORP, Inc. (Electric Utilities)	637	55,884

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,307	$59,429
Ingevity Corp.* (Chemicals)	520	28,538
Ingredion, Inc. (Food Products)	845	59,902
Insperity, Inc. (Professional Services)	455	34,844
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	892	39,337
Interactive Brokers Group, Inc. - Class A (Capital Markets)	996	47,380
InterDigital, Inc. (Communications Equipment)	388	21,720
International Bancshares Corp. (Banks)	702	19,431
ITT, Inc. (Machinery)	1,089	65,895
j2 Global, Inc.* (Software)	564	38,284
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,709	56,636
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	286	22,897
Janus Henderson Group PLC (Capital Markets)	1,901	46,194
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	699	100,726
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,417	33,087
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,723	53,126
JetBlue Airways Corp.* (Airlines)	3,434	41,105
John Wiley & Sons, Inc. - Class A (Media)	550	17,028
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	652	73,585
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,630	23,733
KB Home (Household Durables)	1,110	35,798
KBR, Inc. (IT Services)	1,795	40,011
Kemper Corp. (Insurance)	775	47,787
Kennametal, Inc. (Machinery)	1,046	32,426
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,322	62,240
Kirby Corp.* (Marine)	757	29,137
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,588	60,328
Kohl's Corp. (Multiline Retail)	1,989	42,346
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,089	67,474
Lancaster Colony Corp. (Food Products)	247	41,037
Landstar System, Inc. (Road & Rail)	484	60,354
Lear Corp. (Auto Components)	688	83,117
LendingTree, Inc.* (Thrifts & Mortgage Finance)	100	32,359
Lennox International, Inc. (Building Products)	439	119,258
LHC Group, Inc.* (Health Care Providers & Services)	398	86,187
Life Storage, Inc. (Equity Real Estate Investment Trusts)	591	67,463
Ligand Pharmaceuticals, Inc.*(a) - Class B (Biotechnology)	202	16,655
Lincoln Electric Holdings, Inc. (Machinery)	749	76,263
Lithia Motors, Inc. - Class A (Specialty Retail)	322	73,922
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	306	60,570
LivaNova PLC* (Health Care Equipment & Supplies)	614	30,909
LiveRamp Holdings, Inc.* (IT Services)	830	54,855
Louisiana-Pacific Corp. (Paper & Forest Products)	1,416	40,469
Lumentum Holdings, Inc.* (Communications Equipment)	948	78,391
Manhattan Associates, Inc.* (Software)	801	68,486
ManpowerGroup, Inc. (Professional Services)	732	49,681
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	518	50,039
Masimo Corp.* (Health Care Equipment & Supplies)	638	142,796
MasTec, Inc.* (Construction & Engineering)	707	35,095
Mattel, Inc.* (Leisure Products)	4,373	60,216
MAXIMUS, Inc. (IT Services)	773	52,239
MDU Resources Group, Inc. (Multi-Utilities)	2,527	60,041
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,667	118,805
MEDNAX, Inc.* (Health Care Providers & Services)	1,078	13,745
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	344	38,163
Mercury General Corp. (Insurance)	335	13,638
Mercury Systems, Inc.* (Aerospace & Defense)	706	48,629
Minerals Technologies, Inc. (Chemicals)	430	23,517
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	695	75,331
Molina Healthcare, Inc.* (Health Care Providers & Services)	747	139,292
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	533	170,346
MSA Safety, Inc. (Commercial Services & Supplies)	456	60,156
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	574	39,985
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,821	14,058
Murphy USA, Inc.* (Specialty Retail)	343	41,945
National Fuel Gas Co. (Gas Utilities)	1,147	45,834
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,657	51,831
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,188	70,038
Navient Corp. (Consumer Finance)	2,445	19,584
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,618	32,878
Nektar Therapeutics* (Pharmaceuticals)	2,255	35,719
Neogen Corp.* (Health Care Equipment & Supplies)	672	46,865
NetScout Systems, Inc.* (Communications Equipment)	914	18,755
New Jersey Resources Corp. (Gas Utilities)	1,209	35,279
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,849	48,605
NewMarket Corp. (Chemicals)	93	33,265
Nordson Corp. (Machinery)	681	131,727
Nordstrom, Inc.(a) (Multiline Retail)	1,367	16,541
NorthWestern Corp. (Multi-Utilities)	638	33,259
Nu Skin Enterprises, Inc. - Class A (Personal Products)	648	31,978

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
NuVasive, Inc.* (Health Care Equipment & Supplies)	646	$28,702
nVent Electric PLC (Electrical Equipment)	2,142	38,663
OGE Energy Corp. (Electric Utilities)	2,524	77,664
O-I Glass, Inc. (Containers & Packaging)	1,979	18,662
Old Republic International Corp. (Insurance)	3,564	58,022
Olin Corp. (Chemicals)	1,792	29,658
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	717	62,443
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,861	82,425
ONE Gas, Inc. (Gas Utilities)	667	46,050
Oshkosh Corp. (Machinery)	858	57,795
Owens Corning (Building Products)	1,361	89,105
PacWest Bancorp (Banks)	1,472	28,321
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	414	31,712
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,971	29,502
Patterson Cos., Inc. (Health Care Providers & Services)	1,093	27,188
Paylocity Holding Corp.* (Software)	468	86,823
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,650	19,767
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,815	97,974
Penumbra, Inc.*(a) (Health Care Equipment & Supplies)	423	110,416
Perspecta, Inc. (IT Services)	1,722	30,875
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,623	44,224
Pilgrim's Pride Corp.* (Food Products)	615	10,295
Pinnacle Financial Partners, Inc. (Banks)	957	43,821
PNM Resources, Inc. (Electric Utilities)	1,004	50,200
Polaris, Inc. (Leisure Products)	727	66,056
Post Holdings, Inc.* (Food Products)	794	68,205
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	844	35,068
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	806	78,537
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	633	20,908
Primerica, Inc. (Insurance)	499	55,010
Prosperity Bancshares, Inc. (Banks)	1,168	64,368
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	253	28,850
PTC, Inc.* (Software)	1,317	110,470
Qualys, Inc.* (Software)	425	37,336
Quidel Corp.* (Health Care Equipment & Supplies)	482	129,316
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,721	43,679
Regal Beloit Corp. (Electrical Equipment)	511	50,410
Reinsurance Group of America, Inc. (Insurance)	856	86,473
Reliance Steel & Aluminum Co. (Metals & Mining)	804	87,628
RenaissanceRe Holdings Ltd. (Insurance)	646	104,471
Repligen Corp.* (Biotechnology)	615	102,440
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,561	72,524
RH* (Specialty Retail)	194	65,035
RLI Corp. (Insurance)	499	43,263
Royal Gold, Inc. (Metals & Mining)	827	98,256
RPM International, Inc. (Chemicals)	1,639	138,773
Ryder System, Inc. (Road & Rail)	678	33,398
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,592	34,111
Sabre Corp. (IT Services)	3,929	25,617
SailPoint Technologies Holding, Inc.* (Software)	1,141	47,363
Sanderson Farms, Inc. (Food Products)	250	31,993
Science Applications International Corp. (IT Services)	733	55,979
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	704	22,444
SEI Investments Co. (Capital Markets)	1,533	75,347
Selective Insurance Group, Inc. (Insurance)	754	39,253
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	821	45,065
Sensient Technologies Corp. (Chemicals)	534	34,940
Service Corp. International (Diversified Consumer Services)	2,222	102,900
Service Properties Trust (Equity Real Estate Investment Trusts)	2,075	14,961
Signature Bank (Banks)	675	54,500
Silgan Holdings, Inc. (Containers & Packaging)	993	34,209
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	552	56,558
Simpson Manufacturing Co., Inc. (Building Products)	551	48,885
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	951	20,561
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,719	54,509
SLM Corp. (Consumer Finance)	4,730	43,469
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	632	162,860
Sonoco Products Co.(a) (Containers & Packaging)	1,265	61,846
Southwest Gas Holdings, Inc. (Gas Utilities)	704	46,267
Spire, Inc. (Gas Utilities)	649	36,370
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,299	39,035
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,487	28,327
Steel Dynamics, Inc. (Metals & Mining)	2,519	79,298
Stericycle, Inc.* (Commercial Services & Supplies)	1,153	71,831
Sterling Bancorp (Banks)	2,452	32,808
Stifel Financial Corp. (Capital Markets)	864	50,509
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,876	73,913
Strategic Education, Inc. (Diversified Consumer Services)	308	25,582
Sunrun, Inc.* (Electrical Equipment)	1,948	101,335
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	432	33,121
Syneos Health, Inc.* (Life Sciences Tools & Services)	880	46,710
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	520	68,453
Synovus Financial Corp. (Banks)	1,857	48,282

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	778	$26,001
Taylor Morrison Home Corp.* (Household Durables)	1,635	35,316
TCF Financial Corp. (Banks)	1,919	52,216
TEGNA, Inc. (Media)	2,760	33,203
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,255	21,335
Tempur Sealy International, Inc.* (Household Durables)	605	53,845
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,329	32,614
Teradata Corp.* (IT Services)	1,374	25,240
Terex Corp. (Machinery)	874	21,579
Tetra Tech, Inc. (Commercial Services & Supplies)	680	68,619
Texas Capital Bancshares, Inc.* (Banks)	636	28,620
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	822	57,565
The Boston Beer Co., Inc.* - Class A (Beverages)	115	119,506
The Brink's Co. (Commercial Services & Supplies)	637	27,283
The Chemours Co. (Chemicals)	2,071	41,710
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,530	13,556
The Goodyear Tire & Rubber Co. (Auto Components)	2,938	24,327
The Hain Celestial Group, Inc.* (Food Products)	1,053	32,380
The Hanover Insurance Group, Inc. (Insurance)	476	45,534
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	1,414	9,841
The Middleby Corp.* (Machinery)	701	69,778
The New York Times Co. - Class A (Media)	1,821	72,221
The Scotts Miracle-Gro Co. - Class A (Chemicals)	513	76,975
The Timken Co. (Machinery)	853	50,924
The Toro Co. (Machinery)	1,352	110,999
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,257	49,315
Thor Industries, Inc. (Automobiles)	695	58,783
Toll Brothers, Inc. (Household Durables)	1,447	61,179
Tootsie Roll Industries, Inc. (Food Products)	221	6,603
TopBuild Corp.* (Household Durables)	417	63,889
TreeHouse Foods, Inc.* (Food Products)	712	27,654
Trex Co., Inc.* (Building Products)	1,459	101,459
TRI Pointe Group, Inc.* (Household Durables)	1,643	26,994
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	3,155	151,850
Trinity Industries, Inc. (Machinery)	1,122	21,138
TripAdvisor, Inc. (Interactive Media & Services)	1,211	23,142
Trustmark Corp. (Banks)	799	18,689
UGI Corp. (Gas Utilities)	2,626	84,925
UMB Financial Corp. (Banks)	545	33,174
Umpqua Holdings Corp. (Banks)	2,776	34,867
United Bankshares, Inc. (Banks)	1,636	42,912
United States Steel Corp. (Metals & Mining)	2,779	26,845
United Therapeutics Corp.* (Biotechnology)	560	75,169
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,132	35,370
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	541	107,286
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,383	13,000
Urban Outfitters, Inc.* (Specialty Retail)	863	19,279
Valley National Bancorp (Banks)	5,091	38,895
Valmont Industries, Inc. (Construction & Engineering)	269	38,185
Valvoline, Inc. (Chemicals)	2,333	45,890
ViaSat, Inc.* (Communications Equipment)	809	27,425
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,671	27,104
Visteon Corp.* (Auto Components)	351	31,467
Washington Federal, Inc. (Thrifts & Mortgage Finance)	954	20,311
Watsco, Inc. (Trading Companies & Distributors)	414	92,794
Webster Financial Corp. (Banks)	1,136	36,591
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,518	24,075
Werner Enterprises, Inc. (Road & Rail)	732	27,831
WEX, Inc.* (IT Services)	556	70,362
Williams-Sonoma, Inc. (Specialty Retail)	980	89,386
Wingstop, Inc. (Hotels, Restaurants & Leisure)	373	43,391
Wintrust Financial Corp. (Banks)	726	35,741
Woodward, Inc. (Machinery)	732	58,231
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	801	16,861
World Wrestling Entertainment, Inc. - Class A (Entertainment)	588	21,380
Worthington Industries, Inc.(a) (Metals & Mining)	455	22,391
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,093	23,479
WW International, Inc.* (Diversified Consumer Services)	591	12,506
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,074	35,045
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,175	54,649
XPO Logistics, Inc.* (Air Freight & Logistics)	1,151	103,590
Yelp, Inc.* (Interactive Media & Services)	866	17,034
TOTAL COMMON STOCKS
(Cost $14,647,565)		21,258,609

Repurchase Agreements(b)(c) (34.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $10,168,022	$10,168,000	$10,168,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,168,000)		10,168,000

Collateral for Securities Loaned(d) (1.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	289,475	$289,475
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	934	934

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Collateral for Securities Loaned(d), continued

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	4,067	$4,067
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $294,476)		294,476
TOTAL INVESTMENT SECURITIES
(Cost $25,110,041) - 106.7%		31,721,085
Net other assets (liabilities) - (6.7)%		(1,996,045)

NET ASSETS - 100.0%		$29,725,040

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $283,949.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $6,563,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/20	0.55%	$11,635,625	$(281,667)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/27/20	0.30%	7,164,194	(177,899)
				$18,799,819	$(459,566)

S&P MidCap 400	UBS AG	11/27/20	0.45%	$14,277,310	$(397,564)
SPDR S&P MidCap 400 ETF	UBS AG	11/27/20	0.40%	4,683,814	(171,142)
				$18,961,124	$(568,706)
				$37,760,943	$(1,028,272)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$207,392	0.7%
Air Freight & Logistics	103,590	0.3%
Airlines	41,105	0.1%
Auto Components	319,137	1.1%
Automobiles	122,274	0.4%
Banks	1,267,521	4.3%
Beverages	119,506	0.4%
Biotechnology	399,017	1.3%
Building Products	403,278	1.4%
Capital Markets	565,988	1.9%
Chemicals	563,947	1.9%
Commercial Services & Supplies	442,969	1.5%
Communications Equipment	222,589	0.8%
Construction & Engineering	255,029	0.9%
Construction Materials	44,927	0.2%
Consumer Finance	90,218	0.3%
Containers & Packaging	221,029	0.7%
Diversified Consumer Services	264,781	0.9%
Diversified Financial Services	53,126	0.2%
Electric Utilities	262,944	0.9%
Electrical Equipment	695,188	2.3%
Electronic Equipment, Instruments & Components	781,983	2.6%
Energy Equipment & Services	20,454	0.1%
Entertainment	32,428	0.1%
Equity Real Estate Investment Trusts	1,816,016	6.1%
Food & Staples Retailing	219,564	0.7%
Food Products	424,376	1.4%
Gas Utilities	294,724	1.0%
Health Care Equipment & Supplies	806,454	2.7%
Health Care Providers & Services	667,294	2.2%
Hotels, Restaurants & Leisure	866,117	2.9%
Household Durables	337,503	1.1%
Household Products	28,883	0.1%
Industrial Conglomerates	85,223	0.3%
Insurance	947,325	3.2%
Interactive Media & Services	40,176	0.1%
Internet & Direct Marketing Retail	86,089	0.3%
IT Services	529,393	1.8%
Leisure Products	189,918	0.6%
Life Sciences Tools & Services	428,622	1.4%
Machinery	1,028,162	3.5%
Marine	29,137	0.1%
Media	248,166	0.8%
Metals & Mining	371,196	1.3%
Multiline Retail	121,330	0.4%
Multi-Utilities	138,175	0.5%
Oil, Gas & Consumable Fuels	224,957	0.8%
Paper & Forest Products	57,066	0.2%
Personal Products	60,295	0.2%
Pharmaceuticals	157,353	0.5%
Professional Services	174,057	0.6%
Real Estate Management & Development	73,585	0.2%
Road & Rail	203,797	0.7%
Semiconductors & Semiconductor Equipment	934,133	3.1%
Software	835,546	2.8%
Specialty Retail	590,173	2.0%
Technology Hardware, Storage & Peripherals	32,878	0.1%
Textiles, Apparel & Luxury Goods	217,315	0.7%
Thrifts & Mortgage Finance	157,742	0.5%
Trading Companies & Distributors	198,260	0.7%
Water Utilities	115,854	0.4%
Wireless Telecommunication Services	21,335	0.1%
Other **	8,466,431	28.6%
Total	$29,725,040	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (55.5%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	27,170	$2,057,584
Adobe, Inc.* (Software)	16,884	7,548,836
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	41,327	3,111,510
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,715	888,305
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,773	1,181,520
Alphabet, Inc.* - Class A (Interactive Media & Services)	9,513	15,374,054
Alphabet, Inc.* - Class C (Interactive Media & Services)	9,206	14,923,018
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	13,822	41,965,664
Amgen, Inc. (Biotechnology)	20,616	4,472,435
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,995	1,540,297
ANSYS, Inc.* (Software)	3,020	919,197
Apple, Inc. (Technology Hardware, Storage & Peripherals)	471,937	51,375,062
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,148	1,904,126
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,687	970,571
Autodesk, Inc.* (Software)	7,715	1,817,191
Automatic Data Processing, Inc. (IT Services)	15,135	2,390,725
Baidu, Inc.*ADR (Interactive Media & Services)	9,898	1,316,929
Biogen, Inc.* (Biotechnology)	5,573	1,404,786
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,383	475,087
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,441	2,338,023
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,073	4,920,343
Cadence Design Systems, Inc.* (Software)	9,814	1,073,357
CDW Corp. (Electronic Equipment, Instruments & Components)	5,022	615,697
Cerner Corp. (Health Care Technology)	10,749	753,397
Charter Communications, Inc.* - Class A (Media)	7,212	4,354,750
Check Point Software Technologies Ltd.* (Software)	4,935	560,419
Cintas Corp. (Commercial Services & Supplies)	3,643	1,145,906
Cisco Systems, Inc. (Communications Equipment)	148,625	5,335,638
Citrix Systems, Inc. (Software)	4,348	492,498
Cognizant Technology Solutions Corp. - Class A (IT Services)	19,087	1,363,194
Comcast Corp. - Class A (Media)	160,465	6,778,041
Copart, Inc.* (Commercial Services & Supplies)	8,264	912,015
Costco Wholesale Corp. (Food & Staples Retailing)	15,554	5,562,422
CSX Corp. (Road & Rail)	26,930	2,125,853
DexCom, Inc.* (Health Care Equipment & Supplies)	3,370	1,076,985
DocuSign, Inc.* (Software)	6,513	1,317,254
Dollar Tree, Inc.* (Multiline Retail)	8,353	754,443
eBay, Inc. (Internet & Direct Marketing Retail)	24,636	1,173,413
Electronic Arts, Inc.* (Entertainment)	10,166	1,218,192
Exelon Corp. (Electric Utilities)	34,303	1,368,346
Expedia Group, Inc. (Internet & Direct Marketing Retail)	4,777	449,755
Facebook, Inc.* - Class A (Interactive Media & Services)	66,345	17,456,034
Fastenal Co. (Trading Companies & Distributors)	20,192	872,900
Fiserv, Inc.* (IT Services)	23,572	2,250,419
Fox Corp. - Class A (Media)	12,097	320,812
Fox Corp. - Class B (Media)	9,190	240,227
Gilead Sciences, Inc. (Biotechnology)	44,131	2,566,218
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,994	1,271,911
Illumina, Inc.* (Life Sciences Tools & Services)	5,139	1,504,185
Incyte Corp.* (Biotechnology)	7,698	666,955
Intel Corp. (Semiconductors & Semiconductor Equipment)	149,705	6,628,938
Intuit, Inc. (Software)	9,216	2,900,091
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,119	2,747,702
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	32,309	2,633,829
Keurig Dr Pepper, Inc. (Beverages)	49,483	1,331,093
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,472	1,078,969
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,126	1,753,502
Liberty Global PLC* - Class A (Media)	6,416	121,776
Liberty Global PLC* - Class C (Media)	14,038	261,949
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,376	1,397,213
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	11,416	1,060,318
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	9,386	653,735
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,750	2,124,588
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,886	933,741
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	39,099	1,968,244
Microsoft Corp. (Software)	208,826	42,281,001
Moderna, Inc.* (Biotechnology)	13,889	937,091
Mondelez International, Inc. - Class A (Food Products)	50,269	2,670,289
Monster Beverage Corp.* (Beverages)	18,562	1,421,292
NetEase, Inc.ADR (Entertainment)	12,625	1,095,724
Netflix, Inc.* (Entertainment)	15,522	7,384,436
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	21,718	10,888,537
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	9,829	1,328,094
O'Reilly Automotive, Inc.* (Specialty Retail)	2,607	1,138,216
PACCAR, Inc. (Machinery)	12,184	1,040,270
Paychex, Inc. (IT Services)	12,629	1,038,735
PayPal Holdings, Inc.* (IT Services)	41,300	7,687,168
PepsiCo, Inc. (Beverages)	48,739	6,496,421

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	10,156	$913,837
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	39,715	4,899,242
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,680	2,000,301
Ross Stores, Inc. (Specialty Retail)	12,528	1,067,010
Seagen, Inc.* (Biotechnology)	6,125	1,021,650
Sirius XM Holdings, Inc.(a) (Media)	152,778	875,418
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,880	830,785
Splunk, Inc.* (Software)	5,591	1,107,242
Starbucks Corp. (Hotels, Restaurants & Leisure)	41,149	3,578,317
Synopsys, Inc.* (Software)	5,342	1,142,440
Take-Two Interactive Software, Inc.* (Entertainment)	4,025	623,553
Tesla, Inc.* (Automobiles)	32,800	12,727,712
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	32,241	4,661,726
The Kraft Heinz Co. (Food Products)	43,035	1,316,441
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	43,571	4,774,074
Trip.com Group Ltd.*ADR (Internet & Direct Marketing Retail)	18,409	529,443
Ulta Beauty, Inc.* (Specialty Retail)	1,983	410,025
VeriSign, Inc.* (IT Services)	4,043	771,000
Verisk Analytics, Inc. - Class A (Professional Services)	5,716	1,017,277
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,168	1,910,244
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	30,502	1,038,288
Workday, Inc.* - Class A (Software)	6,230	1,309,048
Xcel Energy, Inc. (Electric Utilities)	18,492	1,294,995
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	8,600	1,020,734
Zoom Video Communications, Inc.* - Class A (Software)	6,411	2,954,894
TOTAL COMMON STOCKS
(Cost $92,036,127)		395,275,157

Repurchase Agreements(b)(c) (38.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $274,415,605	$274,415,000	$274,415,000
TOTAL REPURCHASE AGREEMENTS
(Cost $274,415,000)		274,415,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.12%(e)	810,959	$810,959
Fidelity Investments Money Market Government Portfolio-Class I, 0.11%(e)	2,618	2,618
Collateral for Securities Loaned(d), continued Shares Value
Invesco Government & Agency Portfolio-Institutional Shares, 0.09%(e)	11,393	11,393
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $824,970)		824,970
TOTAL INVESTMENT SECURITIES
(Cost $367,276,097) - 94.1%		670,515,127
Net other assets (liabilities) - 5.9%		41,702,098

NET ASSETS - 100.0%		$712,217,225

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2020. The total value of securities on loan as of October 31, 2020 was $787,846.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $144,370,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2020.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2020.
NYS	New York Shares
ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	508	12/21/20	$112,229,900	$(2,201,897)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	11/27/20	0.45%	$196,864,890	$(7,725,832)
Nasdaq-100 Index	Goldman Sachs International	11/27/20	0.65%	361,996,269	(15,502,230)
				$558,861,159	$(23,228,062)

Invesco QQQ Trust, Series 1 ETF	UBS AG	11/27/20	0.50%	$145,203,528	$(8,299,439)
Nasdaq-100 Index	UBS AG	11/27/20	0.90%	210,815,941	(15,042,481)
				$356,019,469	$(23,341,920)
				$914,880,628	$(46,569,982)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Automobiles	$12,727,712	1.8%
Beverages	9,248,806	1.3%
Biotechnology	16,343,071	2.3%
Commercial Services & Supplies	2,057,921	0.3%
Communications Equipment	5,335,638	0.8%
Electric Utilities	2,663,342	0.4%
Electronic Equipment, Instruments & Components	615,697	0.1%
Entertainment	12,379,489	1.7%
Food & Staples Retailing	6,600,710	0.9%
Food Products	3,986,730	0.6%
Health Care Equipment & Supplies	6,278,118	0.9%
Health Care Technology	753,397	0.1%
Hotels, Restaurants & Leisure	4,638,635	0.7%
Interactive Media & Services	49,070,034	6.9%
Internet & Direct Marketing Retail	52,128,552	7.3%
IT Services	15,501,241	2.2%
Life Sciences Tools & Services	1,504,185	0.2%
Machinery	1,040,270	0.2%
Media	12,952,973	1.8%
Multiline Retail	754,443	0.1%
Professional Services	1,017,277	0.1%
Road & Rail	2,125,854	0.3%
Semiconductors & Semiconductor Equipment	49,093,094	6.9%
Software	65,423,467	9.2%
Specialty Retail	2,615,251	0.4%
Technology Hardware, Storage & Peripherals	51,375,062	7.2%
Textiles, Apparel & Luxury Goods	1,397,213	0.2%
Trading Companies & Distributors	872,900	0.1%
Wireless Telecommunication Services	4,774,075	0.7%
Other **	316,942,068	44.3%
Total	$712,217,225	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (64.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $853,002	$853,000	$853,000
TOTAL REPURCHASE AGREEMENTS
(Cost $853,000)		853,000
TOTAL INVESTMENT SECURITIES
(Cost $853,000) - 64.7%		853,000
Net other assets (liabilities) - 35.3%		465,867

NET ASSETS - 100.0%		$1,318,867

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $144,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	11/27/20	0.90%	$(1,842,096)	$19,865
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	11/27/20	1.15%	(808,134)	23,266
				$(2,650,230)	$43,131

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (88.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $7,259,016	$7,259,000	$7,259,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,259,000)		7,259,000
TOTAL INVESTMENT SECURITIES
(Cost $7,259,000) - 88.9%		7,259,000
Net other assets (liabilities) - 11.1%		905,068

NET ASSETS - 100.0%		$8,164,068

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $2,867,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	8	12/21/20	$(1,055,760)	$58,224

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/20	(0.30)%	$(4,449,521)	$124,875
Dow Jones Industrial Average	UBS AG	11/27/20	(0.30)%	(10,924,931)	354,141
				$(15,374,452)	$479,016

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (85.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $869,002	$869,000	$869,000
TOTAL REPURCHASE AGREEMENTS
(Cost $869,000)		869,000
TOTAL INVESTMENT SECURITIES
(Cost $869,000) - 85.6%		869,000
Net other assets (liabilities) - 14.4%		146,665

NET ASSETS - 100.0%		$1,015,665

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $176,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	11/27/20	0.40%	$(822,558)	$31,202
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	11/27/20	0.40%	(1,217,897)	44,683
				$(2,040,455)	$75,885

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $3,053,007	$3,053,000	$3,053,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,053,000)		3,053,000
TOTAL INVESTMENT SECURITIES
(Cost $3,053,000) - 98.7%		3,053,000
Net other assets (liabilities) - 1.3%		41,290

NET ASSETS - 100.0%		$3,094,290

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $182,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/20	0.30%	$(2,167,061)	$38,898
MSCI EAFE Index	UBS AG	11/27/20	0.20%	(4,018,173)	135,669
				$(6,185,234)	$174,567

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a) (220.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $1,002,002	$1,002,000	$1,002,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,002,000)		1,002,000
TOTAL INVESTMENT SECURITIES
(Cost $1,002,000) - 220.0%		1,002,000
Net other assets (liabilities) - (120.0)%		(546,500)

NET ASSETS - 100.0%		$455,500

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	7	12/11/20	$(810,775)	$12,205

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/20	(0.30)%	$(101,578)	$1,864

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $3,893,009	$3,893,000	$3,893,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,893,000)		3,893,000
TOTAL INVESTMENT SECURITIES
(Cost $3,893,000) - 102.5%		3,893,000
Net other assets (liabilities) - (2.5)%		(93,496)

NET ASSETS - 100.0%		$3,799,504

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $231,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	11/27/20	0.50%	$(3,641,804)	$161,494
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	11/27/20	0.40%	(3,956,078)	153,713
				$(7,597,882)	$315,207

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $5,319,012	$5,319,000	$5,319,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,319,000)		5,319,000
TOTAL INVESTMENT SECURITIES
(Cost $5,319,000) - 100.6%		5,319,000
Net other assets (liabilities) - (0.6)%		(32,379)

NET ASSETS - 100.0%		$5,286,621

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $2,073,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/21/20	$(189,560)	$(2,177)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/20	(0.15)%	$(2,814,449)	$68,034
S&P MidCap 400	UBS AG	11/27/20	(0.10)%	(7,608,213)	23,926
				$(10,422,662)	$91,960

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Repurchase Agreements(a)(b) (525.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $79,840,176	$79,840,000	$79,840,000
TOTAL REPURCHASE AGREEMENTS
(Cost $79,840,000)		79,840,000
TOTAL INVESTMENT SECURITIES
(Cost $79,840,000) - 525.9%		79,840,000
Net other assets (liabilities) - (425.9)%		(64,658,854)

NET ASSETS - 100.0%		$15,181,146

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $22,366,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	12/21/20	$(220,925)	$6,680

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/20	(0.40%)	$(713,575)	$2,380,205
Nasdaq-100 Index	UBS AG	11/27/20	(0.25%)	(29,962,188)	1,336,140
				$(30,675,763)	$3,716,345

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (47.7%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	262	$5,195
1Life Healthcare, Inc.* (Health Care Providers & Services)	828	23,358
1st Constitution Bancorp (Banks)	95	1,239
1st Source Corp. (Banks)	173	5,794
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,242	7,067
89bio, Inc.* (Biotechnology)	69	1,598
8x8, Inc.* (Software)	1,088	18,801
A10 Networks, Inc.* (Software)	641	4,320
AAON, Inc. (Building Products)	432	25,233
AAR Corp. (Aerospace & Defense)	353	6,869
Aaron's Holdings Co., Inc. (Specialty Retail)	710	37,104
Abeona Therapeutics, Inc.* (Biotechnology)	636	681
Abercrombie & Fitch Co. - Class A (Specialty Retail)	656	9,328
ABM Industries, Inc. (Commercial Services & Supplies)	706	24,512
Acacia Communications, Inc.* (Communications Equipment)	409	27,705
Acacia Research Corp.* (Professional Services)	501	1,578
Acadia Realty Trust (Equity Real Estate Investment Trusts)	893	8,332
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	468	4,493
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	327	3,080
ACCO Brands Corp. (Commercial Services & Supplies)	972	5,122
Accolade, Inc.* (Health Care Technology)	122	4,272
Accuray, Inc.* (Health Care Equipment & Supplies)	942	2,741
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	842	1,440
ACI Worldwide, Inc.* (Software)	1,206	35,179
ACNB Corp. (Banks)	89	1,857
Acushnet Holdings Corp. (Leisure Products)	361	12,321
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	104	2,378
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	23	439
AdaptHealth Corp.* (Health Care Providers & Services)	263	7,180
Addus Homecare Corp.* (Health Care Providers & Services)	145	14,148
Adient PLC* (Auto Components)	926	19,650
ADMA Biologics, Inc.* (Biotechnology)	633	1,260
Adtalem Global Education, Inc.* (Diversified Consumer Services)	548	12,845
ADTRAN, Inc. (Communications Equipment)	503	5,377
Advanced Drainage Systems, Inc. (Building Products)	585	37,108
Advanced Emissions Solutions, Inc. (Chemicals)	167	743
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	400	26,988
AdvanSix, Inc.* (Chemicals)	288	4,383
Adverum Biotechnologies, Inc.* (Biotechnology)	914	9,972
Aegion Corp.* (Construction & Engineering)	319	4,501
Aeglea BioTherapeutics, Inc.* (Biotechnology)	442	3,395
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	386	4,095
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	772	25,029
AeroVironment, Inc.* (Aerospace & Defense)	228	17,410
Affimed NV* (Biotechnology)	856	2,705
Agenus, Inc.* (Biotechnology)	1,597	5,893
Agile Therapeutics, Inc.* (Pharmaceuticals)	715	1,945
Agilysys, Inc.* (Software)	191	5,172
Agree Realty Corp. (Equity Real Estate Investment Trusts)	560	34,759
AgroFresh Solutions, Inc.* (Chemicals)	323	665
Air Transport Services Group, Inc.* (Air Freight & Logistics)	619	17,357
Akebia Therapeutics, Inc.* (Biotechnology)	1,507	3,346
Akerna Corp.* (Professional Services)	94	224
Akero Therapeutics, Inc.* (Biotechnology)	142	3,770
Akouos, Inc.* (Biotechnology)	153	2,970
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	327	2,711
Alamo Group, Inc. (Machinery)	104	12,514
Alarm.com Holdings, Inc.* (Software)	500	29,165
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	546	1,043
Albany International Corp. - Class A (Machinery)	324	16,505
Albireo Pharma, Inc.* (Biotechnology)	140	4,418
Alcoa Corp.* (Metals & Mining)	1,972	25,478
Alector, Inc.* (Biotechnology)	487	4,583
Alerus Financial Corp. (Diversified Financial Services)	156	3,356
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	759	9,753
Alexander's, Inc. (Equity Real Estate Investment Trusts)	23	5,593
Alico, Inc. (Food Products)	55	1,588
Allakos, Inc.* (Biotechnology)	256	24,353
Allegheny Technologies, Inc.* (Metals & Mining)	1,336	12,305
Allegiance Bancshares, Inc. (Banks)	199	5,632
Allegiant Travel Co. (Airlines)	138	18,596
ALLETE, Inc. (Electric Utilities)	548	28,266
Allied Motion Technologies, Inc. (Electrical Equipment)	77	2,909
Allogene Therapeutics, Inc.* (Biotechnology)	567	19,233
Allovir, Inc.* (Biotechnology)	189	4,995
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,703	17,166
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	216	3,426

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Alpha Pro Tech, Ltd.* (Building Products)	129	$1,831
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	475	4,057
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	70	977
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	179	1,364
Altabancorp (Banks)	167	3,636
Altair Engineering, Inc.* - Class A (Software)	446	19,191
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	48	534
Altra Industrial Motion Corp. (Machinery)	679	29,034
ALX Oncology Holdings, Inc.* (Biotechnology)	101	3,991
AMAG Pharmaceuticals, Inc.* (Biotechnology)	325	4,459
Amalgamated Bank - Class A (Banks)	142	1,576
A-Mark Precious Metals, Inc. (Diversified Financial Services)	52	1,616
Ambac Financial Group, Inc.* (Insurance)	477	5,858
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	348	19,025
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	548	1,293
AMC Networks, Inc.* - Class A (Media)	408	8,670
Amerant Bancorp, Inc.* (Banks)	239	2,407
Ameresco, Inc.* - Class A (Construction & Engineering)	257	9,866
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	530	11,093
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,183	7,950
American Eagle Outfitters, Inc. (Specialty Retail)	1,587	21,758
American Equity Investment Life Holding Co. (Insurance)	955	23,703
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	1,149	6,624
American National Bankshares, Inc. (Banks)	112	2,554
American Outdoor Brands, Inc.* (Leisure Products)	144	2,179
American Public Education, Inc.* (Diversified Consumer Services)	152	4,297
American Realty Investors, Inc.* (Real Estate Management & Development)	11	89
American Renal Associates Holdings, Inc.* (Health Care Providers & Services)	151	1,735
American Software, Inc. - Class A (Software)	315	4,624
American States Water Co. (Water Utilities)	388	28,980
American Superconductor Corp.* (Electrical Equipment)	236	3,283
American Vanguard Corp. (Chemicals)	304	3,928
American Woodmark Corp.* (Building Products)	178	14,705
America's Car-Mart, Inc.* (Specialty Retail)	66	5,710
Ameris Bancorp (Banks)	698	20,451
AMERISAFE, Inc. (Insurance)	202	11,914
Ames National Corp. (Banks)	92	1,776
Amicus Therapeutics, Inc.* (Biotechnology)	2,676	47,713
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,051	12,454
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	491	32,052
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,044	4,343
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	384	7,523
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	1,122	2,805
AnaptysBio, Inc.* (Biotechnology)	225	6,629
Anavex Life Sciences Corp.* (Biotechnology)	552	3,257
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	386	3,991
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	99	2,524
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	147	4,795
Annexon, Inc.* (Biotechnology)	155	3,226
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,730	4,723
Anterix, Inc.* (Diversified Telecommunication Services)	114	3,639
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,555	8,687
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	1,032	1,692
Apellis Pharmaceuticals, Inc.* (Biotechnology)	632	20,161
API Group Corp.* (Construction & Engineering)	1,474	21,211
Apogee Enterprises, Inc. (Building Products)	271	6,474
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,562	13,589
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	209	3,607
Appfolio, Inc.* (Software)	172	24,574
Appian Corp.* (Software)	375	23,738
Applied Genetic Technologies Corp.* (Biotechnology)	256	1,321
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	407	24,847
Applied Molecular Transport, Inc.* (Biotechnology)	131	3,850
Applied Optoelectronics, Inc.* (Communications Equipment)	228	2,002
Applied Therapeutics, Inc.* (Biotechnology)	143	2,327
Aprea Therapeutics, Inc.* (Biotechnology)	76	1,658
Aptinyx, Inc.* (Biotechnology)	267	782
Apyx Medical Corp.* (Health Care Equipment & Supplies)	352	2,119
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	209	1,012
Aravive, Inc.* (Biotechnology)	128	593

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,109	$13,108
ArcBest Corp. (Road & Rail)	265	8,088
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	159	4,857
Archrock, Inc. (Energy Equipment & Services)	1,366	8,100
Arconic Corp.* (Metals & Mining)	1,048	22,784
Arcosa, Inc. (Construction & Engineering)	511	23,593
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	168	9,085
Arcus Biosciences, Inc.* (Biotechnology)	444	9,679
Arcutis Biotherapeutics, Inc.* (Biotechnology)	190	3,386
Ardelyx, Inc.* (Biotechnology)	769	3,930
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	353	988
Arena Pharmaceuticals, Inc.* (Biotechnology)	612	52,461
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	324	3,016
Argan, Inc. (Construction & Engineering)	155	6,384
Argo Group International Holdings, Ltd. (Insurance)	342	12,203
Arlington Asset Investment Corp. - Class A (Capital Markets)	365	898
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	824	3,675
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	606	5,460
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	674	6,430
Arrow Financial Corp. (Banks)	139	3,804
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,057	60,566
Artesian Resources Corp. - Class A (Water Utilities)	85	2,995
Artisan Partners Asset Management, Inc. (Capital Markets)	579	23,195
Arvinas, Inc.* (Pharmaceuticals)	308	6,440
Asbury Automotive Group, Inc.* (Specialty Retail)	203	20,905
ASGN, Inc.* (Professional Services)	536	35,739
Aspen Aerogels, Inc.* (Energy Equipment & Services)	215	2,430
Aspen Group, Inc.* (Diversified Consumer Services)	200	1,876
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	834	3,144
Assembly Biosciences, Inc.* (Pharmaceuticals)	323	4,761
Assetmark Financial Holdings, Inc.* (Capital Markets)	172	3,638
Associated Capital Group, Inc. - Class A (Capital Markets)	19	610
Astec Industries, Inc. (Machinery)	236	11,989
Astronics Corp.* (Aerospace & Defense)	246	1,574
Asure Software, Inc.* (Software)	141	997
At Home Group, Inc.* (Specialty Retail)	565	9,204
Atara Biotherapeutics, Inc.* (Biotechnology)	762	9,837
Athenex, Inc.* (Biotechnology)	652	7,433
Athersys, Inc.* (Biotechnology)	1,825	3,194
Atkore International Group, Inc.* (Electrical Equipment)	498	10,304
Atlantic Capital Bancshares, Inc.* (Banks)	220	3,054
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	915	1,821
Atlantic Union Bankshares (Banks)	820	20,738
Atlanticus Holdings Corp.* (Consumer Finance)	53	607
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	271	16,032
ATN International, Inc. (Diversified Telecommunication Services)	118	5,275
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	169	1,377
Atreca, Inc.* - Class A (Biotechnology)	296	3,955
AtriCure, Inc.* (Health Care Equipment & Supplies)	460	15,898
Atrion Corp. (Health Care Equipment & Supplies)	15	9,017
Auburn National BanCorp, Inc. (Banks)	25	929
Avalon GloboCare Corp.* (Health Care Providers & Services)	208	233
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	501	17,710
Avaya Holdings Corp.* - Class C (Software)	871	14,981
Avenue Therapeutics, Inc.* (Pharmaceuticals)	70	220
AVEO Pharmaceuticals, Inc.* (Biotechnology)	230	1,249
Avid Bioservices, Inc.* (Biotechnology)	593	4,299
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	329	3,066
Avidity Biosciences, Inc.* (Biotechnology)	176	4,352
Avient Corp. (Chemicals)	962	29,890
Avis Budget Group, Inc.* (Road & Rail)	554	18,653
Avista Corp. (Multi-Utilities)	709	23,553
Avrobio, Inc.* (Biotechnology)	329	4,698
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	350	7,725
Axcella Health, Inc.* (Biotechnology)	158	670
AxoGen, Inc.* (Health Care Equipment & Supplies)	383	4,830
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	318	14,911
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	608	16,574
Axsome Therapeutics, Inc.* (Pharmaceuticals)	292	19,363
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	411	2,445
Aytu BioScience, Inc.* (Pharmaceuticals)	241	229
AZZ, Inc. (Electrical Equipment)	274	9,204
B Riley Financial, Inc. (Capital Markets)	200	5,248
B&G Foods, Inc. - Class A (Food Products)	671	17,822
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	307	22,515
Balchem Corp. (Chemicals)	339	33,884

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Banc of California, Inc. (Banks)	470	$5,640
BancFirst Corp. (Banks)	198	8,801
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	326	4,170
BancorpSouth Bank (Banks)	1,042	24,393
Bandwidth, Inc.* (Diversified Telecommunication Services)	202	32,391
Bank First Corp. (Banks)	66	4,225
Bank of Commerce Holdings (Banks)	167	1,338
Bank of Marin Bancorp (Banks)	139	4,189
Bank7 Corp. (Thrifts & Mortgage Finance)	30	272
BankFinancial Corp. (Thrifts & Mortgage Finance)	139	1,022
BankUnited, Inc. (Banks)	966	24,392
Bankwell Financial Group, Inc. (Banks)	70	1,155
Banner Corp. (Banks)	366	13,494
Bar Harbor Bankshares (Banks)	157	3,206
Barnes Group, Inc. (Machinery)	495	18,167
Barrett Business Services, Inc. (Professional Services)	80	4,740
BayCom Corp.* (Banks)	119	1,321
BCB Bancorp, Inc. (Banks)	151	1,373
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	575	17,653
Beam Therapeutics, Inc.* (Biotechnology)	372	12,711
Beazer Homes USA, Inc.* (Household Durables)	300	3,654
Bed Bath & Beyond, Inc. (Specialty Retail)	1,335	26,433
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	106	1,241
Belden, Inc. (Electronic Equipment, Instruments & Components)	465	14,359
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	47	396
BellRing Brands, Inc.* - Class A (Personal Products)	419	7,664
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	384	7,999
Benefitfocus, Inc.* (Software)	305	3,132
Berkshire Hills Bancorp, Inc. (Banks)	471	6,137
Berry Corp. (Oil, Gas & Consumable Fuels)	713	1,868
Beyond Air, Inc.* (Health Care Equipment & Supplies)	147	770
Beyondspring, Inc.* (Biotechnology)	154	2,270
BG Staffing, Inc. (Professional Services)	97	773
BGC Partners, Inc. - Class A (Capital Markets)	3,208	9,464
Big Lots, Inc. (Multiline Retail)	413	19,659
Biglari Holdings, Inc.* - Class A (Hotels, Restaurants & Leisure)	1	437
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	10	838
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,859	7,101
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	944	2,983
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	506	39,195
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	145	4,163
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	253	799
BioSpecifics Technologies Corp.* (Biotechnology)	66	5,815
BioTelemetry, Inc.* (Health Care Providers & Services)	353	15,031
Bioxcel Therapeutics, Inc.* (Biotechnology)	123	5,620
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	232	6,545
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,441	55,177
Black Diamond Therapeutics, Inc.* (Biotechnology)	190	5,987
Black Hills Corp. (Multi-Utilities)	662	37,510
Blackbaud, Inc. (Software)	520	25,657
Blackline, Inc.* (Software)	528	51,576
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,450	31,465
Bloom Energy Corp.* (Electrical Equipment)	934	11,806
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	921	12,876
Blucora, Inc.* (Capital Markets)	507	5,045
Blue Bird Corp.* (Machinery)	162	1,869
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	54	263
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	131	1,068
Blueprint Medicines Corp.* (Biotechnology)	582	59,527
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	259	2,243
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	708	28,030
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	61	482
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	461	4,306
Boise Cascade Co. (Paper & Forest Products)	412	15,813
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	198	3,507
Boot Barn Holdings, Inc.* (Specialty Retail)	301	9,638
Boston Omaha Corp.* - Class A (Media)	138	2,205
Boston Private Financial Holdings, Inc. (Banks)	862	5,327
Bottomline Technologies, Inc.* (Software)	456	18,112
Box, Inc.* - Class A (Software)	1,460	22,630
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	855	27,121
Brady Corp. - Class A (Commercial Services & Supplies)	496	18,709
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	301	3,019
Bridge Bancorp, Inc. (Banks)	176	3,439
Bridgebio Pharma, Inc.* (Biotechnology)	767	29,437
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	232	2,578
Bridgford Foods Corp.* (Food Products)	18	329
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	389	3,431

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Brightcove, Inc.* (IT Services)	415	$5,250
Brightsphere Investment Group, Inc. (Capital Markets)	646	8,915
BrightView Holdings, Inc.* (Commercial Services & Supplies)	430	5,259
Brinker International, Inc. (Hotels, Restaurants & Leisure)	472	20,551
Bristow Group, Inc.* (Energy Equipment & Services)	69	1,434
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,354	13,499
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,933	5,683
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	342	18,629
Brookfield Renewable Corp. - Class A (Equity Real Estate Investment Trusts)	720	48,073
Brookline Bancorp, Inc. (Banks)	816	7,817
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	765	35,726
BRP Group, Inc.* - Class A (Insurance)	355	9,053
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	111	1,382
Bryn Mawr Bank Corp. (Banks)	207	5,560
Builders FirstSource, Inc.* (Building Products)	1,217	36,876
Business First Bancshares, Inc. (Banks)	203	3,372
Byline Bancorp, Inc. (Banks)	255	3,351
C&F Financial Corp. (Banks)	37	1,153
Cabaletta Bio, Inc.* (Biotechnology)	136	1,574
Cactus, Inc. - Class A (Energy Equipment & Services)	501	8,517
Cadence Bancorp (Banks)	1,298	14,564
Cadiz, Inc.* (Water Utilities)	210	2,006
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,745	78,211
Caesarstone, Ltd. (Building Products)	234	2,258
CAI International, Inc. (Trading Companies & Distributors)	173	4,559
CalAmp Corp.* (Communications Equipment)	353	2,499
Calavo Growers, Inc. (Food Products)	173	11,613
Caledonia Mining Corp. PLC (Metals & Mining)	117	1,911
Caleres, Inc. (Specialty Retail)	389	2,988
California Bancorp, Inc.* (Banks)	80	1,092
California Water Service Group (Water Utilities)	520	23,176
Calithera Biosciences, Inc.* (Biotechnology)	692	2,450
Calix, Inc.* (Communications Equipment)	554	12,969
Callaway Golf Co. (Leisure Products)	983	15,227
Cal-Maine Foods, Inc.* (Food Products)	330	12,656
Calyxt, Inc.* (Biotechnology)	109	350
Cambium Networks Corp.* (Communications Equipment)	59	1,359
Cambridge Bancorp (Banks)	67	4,160
Camden National Corp. (Banks)	155	4,955
Camping World Holdings, Inc. - Class A (Specialty Retail)	345	9,122
Cannae Holdings, Inc.* (Diversified Financial Services)	908	33,577
Cantel Medical Corp. (Health Care Equipment & Supplies)	399	19,088
Capital Bancorp, Inc.* (Banks)	84	884
Capital City Bank Group, Inc. (Banks)	141	3,005
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,397	16,038
Capstar Financial Holdings, Inc. (Banks)	168	1,746
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,003	5,125
Cara Therapeutics, Inc.* (Biotechnology)	433	5,742
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	407	14,510
Cardlytics, Inc.* (Media)	275	20,301
Cardtronics PLC* - Class A (IT Services)	379	6,750
CareDx, Inc.* (Biotechnology)	504	24,721
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,006	17,203
Cargurus, Inc.* (Interactive Media & Services)	909	18,116
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	222	2,817
Carpenter Technology Corp. (Metals & Mining)	500	8,740
Carriage Services, Inc. (Diversified Consumer Services)	173	4,465
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	372	2,176
Cars.com, Inc.* (Interactive Media & Services)	710	5,247
Carter Bank & Trust (Banks)	239	1,661
Casa Systems, Inc.* (Communications Equipment)	334	1,393
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	485	26,185
CASI Pharmaceuticals, Inc.* (Biotechnology)	696	1,636
Casper Sleep, Inc.* (Household Durables)	267	1,770
Cass Information Systems, Inc. (IT Services)	150	5,883
Cassava Sciences, Inc.* (Pharmaceuticals)	244	2,003
Castle Biosciences, Inc.* (Biotechnology)	123	5,711
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	202	271
Catalyst Biosciences, Inc.* (Biotechnology)	232	1,271
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,022	3,035
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	513	4,458
Cathay General Bancorp (Banks)	799	18,800
Cavco Industries, Inc.* (Household Durables)	97	16,698
CB Financial Services, Inc. (Banks)	52	1,020
CBIZ, Inc.* (Professional Services)	537	12,174
CBTX, Inc. (Banks)	186	3,515
CECO Environmental Corp.* (Commercial Services & Supplies)	326	2,308

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Cellular Biomedicine Group, Inc.* (Biotechnology)	130	$2,341
CEL-SCI Corp.* (Biotechnology)	355	4,271
Celsius Holdings, Inc.* (Beverages)	362	7,280
Centogene NV* (Biotechnology)	90	1,095
Central Garden & Pet Co.* (Household Products)	102	3,974
Central Garden & Pet Co.* - Class A (Household Products)	416	14,722
Central Pacific Financial Corp. (Banks)	289	3,980
Central Valley Community Bancorp (Banks)	111	1,432
Century Aluminum Co.* (Metals & Mining)	532	3,501
Century Bancorp, Inc. - Class A (Banks)	29	2,076
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	285	1,342
Century Communities, Inc.* (Household Durables)	308	11,963
Cerecor, Inc.* (Pharmaceuticals)	382	787
Cerence, Inc.* (Software)	387	21,122
Cerus Corp.* (Health Care Equipment & Supplies)	1,728	9,072
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	229	9,233
Champions Oncology, Inc.* (Life Sciences Tools & Services)	76	667
ChampionX Corp.* (Energy Equipment & Services)	1,956	17,075
ChannelAdvisor Corp.* (Software)	290	4,698
Chart Industries, Inc.* (Machinery)	380	32,091
Chase Corp. (Chemicals)	78	7,422
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	488	3,587
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	53	609
Checkpoint Therapeutics, Inc.* (Biotechnology)	475	1,040
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	318	4,299
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	208	986
ChemoCentryx, Inc.* (Biotechnology)	522	25,056
Chemung Financial Corp. (Banks)	38	1,295
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	160	1,466
Chesapeake Utilities Corp. (Gas Utilities)	170	16,526
Chiasma, Inc.* (Pharmaceuticals)	527	1,976
Chico's FAS, Inc. (Specialty Retail)	1,251	1,339
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,020	16,867
Chimerix, Inc.* (Biotechnology)	509	1,359
Chinook Therapeutics, Inc.* (Biotechnology)	139	1,717
ChoiceOne Financial Services, Inc. (Banks)	77	2,215
ChromaDex Corp.* (Life Sciences Tools & Services)	429	1,935
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	400	59,660
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	206	4,324
Cidara Therapeutics, Inc.* (Biotechnology)	371	968
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	118	944
Cimpress PLC* (Commercial Services & Supplies)	187	13,726
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	528	7,946
Cinemark Holdings, Inc. (Entertainment)	1,124	9,206
CIRCOR International, Inc.* (Machinery)	210	5,859
CIT Group, Inc. (Banks)	1,038	30,568
Citi Trends, Inc. (Specialty Retail)	105	2,742
Citizens & Northern Corp. (Banks)	140	2,372
Citizens Holding Co. (Banks)	49	1,063
Citizens, Inc.* (Insurance)	522	3,012
City Holding Co. (Banks)	166	10,031
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	451	2,850
Civista Bancshares, Inc. (Banks)	166	2,367
Clarus Corp. (Leisure Products)	246	3,815
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,368	3,393
Clearfield, Inc.* (Communications Equipment)	118	2,470
Clearwater Paper Corp.* (Paper & Forest Products)	169	6,278
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	367	9,619
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	853	24,020
Cleveland-Cliffs, Inc. (Metals & Mining)	4,158	34,427
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	156	877
Cloudera, Inc.* (Software)	2,156	20,956
Clovis Oncology, Inc.* (Biotechnology)	873	4,304
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	306	43,510
CNB Financial Corp. (Banks)	156	2,830
CNO Financial Group, Inc. (Insurance)	1,488	26,412
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,342	22,718
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	279	3,741
Coastal Financial Corp.* (Banks)	96	1,427
Coca-Cola Consolidated, Inc. (Beverages)	50	11,448
Codexis, Inc.* (Life Sciences Tools & Services)	564	7,507
Codorus Valley Bancorp, Inc. (Banks)	99	1,333
Coeur Mining, Inc.* (Metals & Mining)	2,549	18,021
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	447	24,943
Cohbar, Inc.* (Biotechnology)	273	250
Cohen & Steers, Inc. (Capital Markets)	257	14,472
Coherus Biosciences, Inc.* (Biotechnology)	609	10,152
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	433	9,409
Collectors Universe, Inc. (Diversified Consumer Services)	96	5,273

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	361	$6,437
Colony Bankcorp, Inc. (Banks)	81	1,015
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	5,055	17,996
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	885	4,637
Columbia Banking System, Inc. (Banks)	756	21,478
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	518	6,314
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,205	12,749
Columbus McKinnon Corp. (Machinery)	244	8,269
Comfort Systems USA, Inc. (Construction & Engineering)	378	17,312
Commercial Metals Co. (Metals & Mining)	1,252	25,854
Community Bank System, Inc. (Banks)	557	32,299
Community Bankers Trust Corp. (Banks)	229	1,250
Community Health Systems, Inc.* (Health Care Providers & Services)	897	5,597
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	227	10,510
Community Trust Bancorp, Inc. (Banks)	163	5,187
CommVault Systems, Inc.* (Software)	440	17,420
Compass Minerals International, Inc. (Metals & Mining)	360	21,737
Computer Programs & Systems, Inc. (Health Care Technology)	135	3,765
CompX International, Inc. (Commercial Services & Supplies)	17	215
comScore, Inc.* (Media)	624	1,245
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	257	1,365
Comtech Telecommunications Corp. (Communications Equipment)	256	3,686
Concert Pharmaceuticals, Inc.* (Biotechnology)	301	3,106
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	282	911
Conduent, Inc.* (IT Services)	1,737	6,053
CONMED Corp. (Health Care Equipment & Supplies)	286	22,299
ConnectOne Bancorp, Inc. (Banks)	390	6,018
Conn's, Inc.* (Specialty Retail)	184	1,724
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	274	1,038
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	766	3,577
Consolidated Water Co., Ltd. (Water Utilities)	153	1,539
Constellation Pharmaceuticals, Inc.* (Biotechnology)	323	6,337
Construction Partners, Inc.* - Class A (Construction & Engineering)	277	5,645
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	963	1,204
ContraFect Corp.* (Biotechnology)	257	1,452
Cooper Tire & Rubber Co. (Auto Components)	531	18,261
Cooper-Standard Holding, Inc.* (Auto Components)	176	2,761
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	786	739
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,010	16,948
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	1,259	8,070
Core-Mark Holding Co., Inc. (Distributors)	470	12,855
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	144	674
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	413	1,974
CorMedix, Inc.* (Pharmaceuticals)	325	1,641
Cornerstone Building Brands, Inc.* (Building Products)	460	3,528
Cornerstone OnDemand, Inc.* (Software)	638	24,238
Cortexyme, Inc.* (Biotechnology)	166	7,946
CorVel Corp.* (Health Care Providers & Services)	93	8,483
Costamare, Inc. (Marine)	522	2,970
County Bancorp, Inc. (Banks)	52	962
Covanta Holding Corp. (Commercial Services & Supplies)	1,248	11,332
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	123	1,694
Covetrus, Inc.* (Health Care Providers & Services)	1,033	25,505
Cowen, Inc. - Class A (Capital Markets)	281	6,030
CRA International, Inc. (Professional Services)	79	3,235
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	250	28,455
Crawford & Co. - Class A (Insurance)	171	1,094
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	285	3,443
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	703	36,788
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	377	2,959
CrossFirst Bankshares, Inc.* (Banks)	506	4,225
CryoLife, Inc.* (Health Care Equipment & Supplies)	388	6,503
CryoPort, Inc.* (Health Care Equipment & Supplies)	359	14,410
CSG Systems International, Inc. (IT Services)	344	13,031
CSW Industrials, Inc. (Building Products)	144	12,316
CTO Realty Growth, Inc. (Real Estate Management & Development)	49	2,162
CTS Corp. (Electronic Equipment, Instruments & Components)	335	9,259
Cubic Corp. (Aerospace & Defense)	331	19,565
Cue BioPharma, Inc.* (Biotechnology)	303	3,375
Curo Group Holdings Corp. (Consumer Finance)	193	1,446
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,163	13,630
Customers Bancorp, Inc.* (Banks)	302	4,174
Cutera, Inc.* (Health Care Equipment & Supplies)	182	3,445

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
CVB Financial Corp. (Banks)	1,361	$23,818
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	312	3,435
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	75	1,728
Cyclerion Therapeutics, Inc.* (Biotechnology)	233	545
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	729	6,065
Cytokinetics, Inc.* (Biotechnology)	698	10,728
CytomX Therapeutics, Inc.* (Biotechnology)	475	3,145
CytoSorbents Corp.* (Health Care Equipment & Supplies)	432	3,305
Daily Journal Corp.* (Media)	12	3,254
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	385	1,502
Dana, Inc. (Auto Components)	1,523	21,307
Darling Ingredients, Inc.* (Food Products)	1,694	72,841
Daseke, Inc.* (Road & Rail)	479	3,147
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	465	7,979
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	394	22,880
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	295	74,744
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	314	2,328
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	658	6,619
Deluxe Corp. (Commercial Services & Supplies)	439	9,412
Denali Therapeutics, Inc.* (Biotechnology)	662	28,320
Denny's Corp.* (Hotels, Restaurants & Leisure)	654	5,860
DermTech, Inc.* (Biotechnology)	85	1,085
Designer Brands, Inc. (Specialty Retail)	649	2,810
DHI Group, Inc.* (Interactive Media & Services)	512	865
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,173	5,642
Diamond Hill Investment Group, Inc. (Capital Markets)	33	4,519
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	288	1,630
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,102	10,384
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	684	14,357
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	739	4,604
Digi International, Inc.* (Communications Equipment)	302	4,448
Digimarc Corp.* (Software)	126	3,993
Digital Turbine, Inc.* (Software)	867	24,848
Dillard's, Inc. - Class A (Multiline Retail)	79	3,534
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	302	3,820
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	164	8,438
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	446	25,792
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	2,496	7,226
DMC Global, Inc. (Machinery)	153	5,442
Domo, Inc.* (Software)	268	8,514
Domtar Corp. (Paper & Forest Products)	578	13,803
Donegal Group, Inc. - Class A (Insurance)	115	1,669
Donnelley Financial Solutions, Inc.* (Capital Markets)	316	3,991
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	397	3,255
Dorman Products, Inc.* (Auto Components)	280	24,996
Douglas Dynamics, Inc. (Machinery)	237	8,084
Dril-Quip, Inc.* (Energy Equipment & Services)	368	9,530
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	234	3,082
Ducommun, Inc.* (Aerospace & Defense)	113	3,718
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	116	1,779
Durect Corp.* (Pharmaceuticals)	2,131	3,846
DXP Enterprises, Inc.* (Trading Companies & Distributors)	173	2,706
Dyadic International, Inc.* (Biotechnology)	203	1,449
Dycom Industries, Inc.* (Construction & Engineering)	323	20,976
Dynavax Technologies Corp.* (Biotechnology)	1,118	4,170
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	233	3,817
DZS, Inc.* (Communications Equipment)	127	1,447
Eagle Bancorp Montana, Inc. (Banks)	66	1,271
Eagle Bancorp, Inc. (Banks)	337	10,083
Eagle Bulk Shipping, Inc.* (Marine)	66	908
Eagle Pharmaceuticals, Inc.* (Biotechnology)	115	5,350
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	245	659
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	842	17,598
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	407	54,163
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	162	1,121
Ebix, Inc. (Software)	278	5,021
Echo Global Logistics, Inc.* (Air Freight & Logistics)	276	7,444
Edgewell Personal Care Co.* (Personal Products)	574	15,050
Editas Medicine, Inc.* (Biotechnology)	661	20,451
eGain Corp.* (Software)	219	3,471
eHealth, Inc.* (Insurance)	268	17,985
Eidos Therapeutics, Inc.* (Biotechnology)	115	8,156
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	289	2,566
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	193	2,725
Electromed, Inc.* (Health Care Equipment & Supplies)	73	607

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
elf Beauty, Inc.* (Personal Products)	476	$9,649
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	434	5,312
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	95	1,010
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	280	708
EMCOR Group, Inc. (Construction & Engineering)	572	39,005
Emerald Holding, Inc. (Media)	257	673
Emergent BioSolutions, Inc.* (Biotechnology)	470	42,286
Employers Holdings, Inc. (Insurance)	303	9,699
Enanta Pharmaceuticals, Inc.* (Biotechnology)	200	8,726
Encore Capital Group, Inc.* (Consumer Finance)	329	10,505
Encore Wire Corp. (Electrical Equipment)	214	9,889
Endo International PLC* (Pharmaceuticals)	2,384	10,895
Endurance International Group Holdings, Inc.* (IT Services)	696	4,044
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,312	1,981
Energy Recovery, Inc.* (Machinery)	423	4,099
Enerpac Tool Group Corp. (Machinery)	571	10,181
EnerSys (Electrical Equipment)	448	32,077
Ennis, Inc. (Commercial Services & Supplies)	270	4,115
Enochian Biosciences, Inc.* (Biotechnology)	145	442
Enova International, Inc.* (Consumer Finance)	309	4,743
EnPro Industries, Inc. (Machinery)	218	12,866
Enstar Group Ltd.* (Insurance)	127	21,827
Entercom Communications Corp. - Class A (Media)	1,234	1,851
Enterprise Bancorp, Inc. (Banks)	95	2,148
Enterprise Financial Services Corp. (Banks)	253	7,365
Entravision Communications Corp. - Class A (Media)	619	1,133
Envela Corp.* (Specialty Retail)	81	327
Envestnet, Inc.* (Software)	559	42,898
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	468	852
Epizyme, Inc.* (Biotechnology)	939	11,606
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	140	9,451
Equity Bancshares, Inc.* - Class A (Banks)	153	2,812
Eros STX Global Corp.* (Entertainment)	1,591	3,055
Escalade, Inc. (Leisure Products)	109	2,028
ESCO Technologies, Inc. (Machinery)	269	22,513
Esperion Therapeutics, Inc.* (Biotechnology)	272	8,152
Esquire Financial Holdings, Inc.* (Banks)	71	1,107
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	96	1,220
Essent Group Ltd. (Thrifts & Mortgage Finance)	1,161	46,266
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	973	16,074
Ethan Allen Interiors, Inc. (Household Durables)	238	3,820
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	155	1,130
Evans Bancorp, Inc. (Banks)	50	1,141
Evelo Biosciences, Inc.* (Biotechnology)	210	834
Eventbrite, Inc.* (Interactive Media & Services)	669	6,175
Everi Holdings, Inc.* (IT Services)	864	7,439
EverQuote, Inc.* - Class A (Interactive Media & Services)	148	4,957
EVERTEC, Inc. (IT Services)	634	21,100
EVI Industries, Inc.* (Trading Companies & Distributors)	51	1,490
Evo Payments, Inc.* (IT Services)	429	9,039
Evofem Biosciences, Inc.* (Pharmaceuticals)	807	1,913
Evolent Health, Inc.* (Health Care Technology)	795	7,902
Evolus, Inc.* (Pharmaceuticals)	229	694
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	298	659
Evoqua Water Technologies Corp.* (Machinery)	961	22,036
Exagen, Inc.* (Health Care Providers & Services)	50	713
Exicure, Inc.* (Biotechnology)	624	936
ExlService Holdings, Inc.* (IT Services)	354	26,812
eXp World Holdings, Inc.* (Real Estate Management & Development)	256	10,852
Exponent, Inc. (Professional Services)	541	37,647
Express, Inc.* (Specialty Retail)	669	409
Exterran Corp.* (Energy Equipment & Services)	274	1,159
Extreme Networks, Inc.* (Communications Equipment)	1,247	5,063
EZCORP, Inc.* - Class A (Consumer Finance)	504	2,248
Fabrinet* (Electronic Equipment, Instruments & Components)	386	23,168
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	402	740
Farmer Bros Co.* (Food Products)	169	586
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	106	2,126
Farmers National Bancorp (Banks)	273	3,180
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	275	1,771
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	187	11,265
Fate Therapeutics, Inc.* (Biotechnology)	754	33,478
Fathom Holdings, Inc.* (Real Estate Management & Development)	50	938
FB Financial Corp. (Banks)	327	9,647
FBL Financial Group, Inc. - Class A (Insurance)	101	5,019
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	96	6,201
Federal Signal Corp. (Machinery)	630	18,068

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Federated Hermes, Inc. - Class B (Capital Markets)	1,017	$24,306
FedNat Holding Co. (Insurance)	130	667
Fennec Pharmaceuticals, Inc.* (Biotechnology)	225	1,701
Ferro Corp.* (Chemicals)	862	11,085
FibroGen, Inc.* (Biotechnology)	887	34,043
Fidelity D&D Bancorp, Inc. (Banks)	41	1,954
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	189	1,633
Financial Institutions, Inc. (Banks)	167	2,961
First Bancorp (Banks)	2,266	14,706
First Bancorp (Banks)	302	7,275
First Bancshares, Inc. (Banks)	218	5,197
First Bank/Hamilton NJ (Banks)	168	1,258
First Busey Corp. (Banks)	530	9,535
First Business Financial Services, Inc. (Banks)	86	1,475
First Capital, Inc. (Thrifts & Mortgage Finance)	34	2,051
First Choice Bancorp (Banks)	109	1,535
First Commonwealth Financial Corp. (Banks)	1,027	8,853
First Community Bancshares, Inc. (Banks)	182	3,454
First Community Corp. (Banks)	75	1,066
First Financial Bancorp (Banks)	1,021	14,600
First Financial Bankshares, Inc. (Banks)	1,359	40,511
First Financial Corp. (Banks)	142	4,930
First Foundation, Inc. (Banks)	415	6,171
First Guaranty Bancshares, Inc. (Banks)	38	553
First Internet Bancorp (Banks)	99	2,130
First Interstate BancSystem - Class A (Banks)	441	15,567
First Merchants Corp. (Banks)	568	14,830
First Mid Bancshares, Inc. (Banks)	154	4,275
First Midwest Bancorp, Inc. (Banks)	1,200	15,060
First Northwest Bancorp (Banks)	91	1,069
First of Long Island Corp. (Banks)	240	3,703
First Savings Financial Group, Inc. (Banks)	20	1,081
First United Corp. (Banks)	71	846
First Western Financial, Inc.* (Banks)	66	937
FirstCash, Inc. (Consumer Finance)	428	22,272
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	2,561	18,029
Five Prime Therapeutics, Inc.* (Biotechnology)	282	1,286
Five Star Senior Living* (Health Care Providers & Services)	199	909
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	450	13,208
Flexion Therapeutics, Inc.* (Biotechnology)	461	5,527
Fluent, Inc.* (Media)	440	1,122
Fluidigm Corp.* (Life Sciences Tools & Services)	743	4,265
Fluor Corp. (Construction & Engineering)	1,483	16,832
Flushing Financial Corp. (Banks)	284	3,632
FNCB Bancorp, Inc. (Banks)	180	990
Focus Financial Partners, Inc.* (Capital Markets)	331	12,085
FONAR Corp.* (Health Care Equipment & Supplies)	66	1,296
Forestar Group, Inc.* (Real Estate Management & Development)	175	2,912
Forma Therapeutics Holdings, Inc.* (Biotechnology)	170	7,330
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	813	23,049
Forrester Research, Inc.* (Professional Services)	115	4,248
Forterra, Inc.* (Construction Materials)	200	2,610
Fortress Biotech, Inc.* (Biotechnology)	661	1,454
Forward Air Corp. (Air Freight & Logistics)	293	18,450
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	494	2,821
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	215	3,130
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	741	18,777
Fox Factory Holding Corp.* (Auto Components)	435	36,574
Franchise Group, Inc. (Diversified Consumer Services)	230	5,272
Franklin Covey Co.* (Professional Services)	132	2,233
Franklin Electric Co., Inc. (Machinery)	485	28,969
Franklin Financial Services Corp. (Banks)	43	946
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,093	4,591
Frank's International N.V.* (Energy Equipment & Services)	1,631	2,854
Frequency Therapeutics, Inc.* (Biotechnology)	264	5,776
Fresh Del Monte Produce, Inc. (Food Products)	327	7,040
Freshpet, Inc.* (Food Products)	408	46,715
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	527	7,057
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,242	6,719
FRP Holdings, Inc.* (Real Estate Management & Development)	69	2,792
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	39	1,806
FuelCell Energy, Inc.* (Electrical Equipment)	2,241	4,482
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	151	1,489
Fulgent Genetics, Inc.* (Health Care Providers & Services)	102	3,318
Fulton Financial Corp. (Banks)	1,671	18,364
Funko, Inc.* (Distributors)	257	1,629
FutureFuel Corp. (Chemicals)	272	3,234
FVCBankcorp, Inc.* (Banks)	124	1,530
G1 Therapeutics, Inc.* (Biotechnology)	359	3,945
Gaia, Inc.* (Internet & Direct Marketing Retail)	127	1,288
Galectin Therapeutics, Inc.* (Biotechnology)	391	993
Galera Therapeutics, Inc.* (Biotechnology)	92	753

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
GAMCO Investors, Inc. - Class A (Capital Markets)	57	$701
GameStop Corp.* - Class A (Specialty Retail)	602	6,303
GAN, Ltd.* (Hotels, Restaurants & Leisure)	78	1,108
Gannett Co., Inc.* (Media)	1,384	1,592
GATX Corp. (Trading Companies & Distributors)	367	25,059
GCP Applied Technologies, Inc.* (Chemicals)	514	11,210
Genasys, Inc.* (Communications Equipment)	350	2,107
Genco Shipping & Trading, Ltd. (Marine)	180	1,163
Gencor Industries, Inc.* (Machinery)	96	1,110
General Finance Corp.* (Trading Companies & Distributors)	110	721
Generation Bio Co.* (Biotechnology)	129	3,333
Genesco, Inc.* (Specialty Retail)	149	2,640
Genie Energy, Ltd. - Class B (Electric Utilities)	139	1,152
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	733	8,957
Genprex, Inc.* (Biotechnology)	300	975
Gentherm, Inc.* (Auto Components)	345	15,970
Genworth Financial, Inc.* - Class A (Insurance)	5,310	20,868
German American Bancorp, Inc. (Banks)	259	7,814
Geron Corp.* (Biotechnology)	3,024	5,262
Getty Realty Corp. (Equity Real Estate Investment Trusts)	360	9,461
Gibraltar Industries, Inc.* (Building Products)	343	19,705
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	463	6,241
Glacier Bancorp, Inc. (Banks)	1,008	36,085
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	354	5,753
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	206	2,857
Glatfelter Corp. (Paper & Forest Products)	461	6,578
Glaukos Corp.* (Health Care Equipment & Supplies)	449	25,108
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	444	5,519
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	949	13,504
Global Water Resources, Inc. (Water Utilities)	135	1,431
Glu Mobile, Inc.* (Entertainment)	1,538	11,011
GlycoMimetics, Inc.* (Biotechnology)	390	1,092
GMS, Inc.* (Trading Companies & Distributors)	438	9,899
Gogo, Inc.* (Wireless Telecommunication Services)	581	4,671
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	958	7,233
Gold Resource Corp. (Metals & Mining)	687	1,882
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	176	2,263
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	97	929
Goosehead Insurance, Inc. (Insurance)	136	16,665
GoPro, Inc.* - Class A (Household Durables)	1,360	8,078
Gorman-Rupp Co. (Machinery)	185	5,744
Gossamer Bio, Inc.* (Biotechnology)	596	4,947
GP Strategies Corp.* (Professional Services)	137	1,322
Graham Corp. (Machinery)	101	1,333
Granite Construction, Inc. (Construction & Engineering)	493	9,520
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	575	3,876
Gray Television, Inc.* (Media)	914	11,590
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	218	1,674
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	669	6,911
Great Southern Bancorp, Inc. (Banks)	116	4,750
Great Western Bancorp, Inc. (Banks)	582	7,560
Green Brick Partners, Inc.* (Household Durables)	250	4,473
Green Dot Corp.* - Class A (Consumer Finance)	536	28,579
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	360	5,436
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	32	722
Greenhill & Co., Inc. (Capital Markets)	149	1,927
Greenlane Holdings, Inc.* - Class A (Distributors)	108	262
Greenlight Capital Re, Ltd.* - Class A (Insurance)	293	1,978
GreenSky, Inc.* - Class A (IT Services)	654	3,093
Greif, Inc. - Class A (Containers & Packaging)	270	10,959
Greif, Inc. - Class B (Containers & Packaging)	63	2,725
Grid Dynamics Holdings, Inc.* (IT Services)	228	1,778
Griffin Industrial Realty, Inc. (Real Estate Management & Development)	27	1,432
Griffon Corp. (Building Products)	453	9,712
Gritstone Oncology, Inc.* (Biotechnology)	317	865
Group 1 Automotive, Inc. (Specialty Retail)	183	19,413
Groupon, Inc.* (Internet & Direct Marketing Retail)	245	4,751
GrowGeneration Corp.* (Specialty Retail)	377	6,296
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	174	1,063
GTT Communications, Inc.* (IT Services)	335	1,236
GTY Technology Holdings, Inc.* (Software)	467	1,359
Guaranty Bancshares, Inc. (Banks)	73	2,110
Guess?, Inc. (Specialty Retail)	445	5,242
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,693	433
GWG Holdings, Inc.* (Diversified Financial Services)	34	255
H&E Equipment Services, Inc. (Trading Companies & Distributors)	337	7,090

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
H.B. Fuller Co. (Chemicals)	542	$24,526
Halozyme Therapeutics, Inc.* (Biotechnology)	1,429	40,012
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	72	1,588
Hamilton Lane, Inc. (Capital Markets)	317	22,095
Hancock Whitney Corp. (Banks)	908	20,766
Hanger, Inc.* (Health Care Providers & Services)	390	6,813
Hanmi Financial Corp. (Banks)	322	2,895
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	764	31,974
HarborOne Bancorp, Inc. (Banks)	557	5,236
Harmonic, Inc.* (Communications Equipment)	999	5,934
Harpoon Therapeutics, Inc.* (Biotechnology)	111	1,606
Harrow Health, Inc.* (Pharmaceuticals)	236	1,123
Harsco Corp.* (Machinery)	823	10,617
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	403	1,362
Haverty Furniture Cos., Inc. (Specialty Retail)	177	4,429
Hawaiian Holdings, Inc. (Airlines)	479	6,634
Hawkins, Inc. (Chemicals)	102	4,764
Hawthorn Bancshares, Inc. (Banks)	62	1,176
Haynes International, Inc. (Metals & Mining)	131	2,124
HBT Financial, Inc. (Banks)	103	1,271
HC2 Holdings, Inc.* (Construction & Engineering)	399	858
HCI Group, Inc. (Insurance)	64	3,007
Health Catalyst, Inc.* (Health Care Technology)	354	12,206
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,422	39,532
Healthcare Services Group, Inc. (Commercial Services & Supplies)	786	17,984
HealthEquity, Inc.* (Health Care Providers & Services)	793	40,831
HealthStream, Inc.* (Health Care Technology)	271	4,959
Heartland Express, Inc. (Road & Rail)	513	9,393
Heartland Financial USA, Inc. (Banks)	366	12,056
Hecla Mining Co. (Metals & Mining)	5,493	25,158
Heidrick & Struggles International, Inc. (Professional Services)	202	4,616
Helen of Troy Ltd.* (Household Durables)	266	50,434
Helios Technologies, Inc. (Machinery)	327	13,682
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,502	3,725
Hemisphere Media Group, Inc.* (Media)	173	1,353
Herc Holdings, Inc.* (Trading Companies & Distributors)	256	11,356
Heritage Commerce Corp. (Banks)	612	4,437
Heritage Financial Corp. (Banks)	379	7,944
Heritage Insurance Holdings, Inc. (Insurance)	264	2,492
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	159	2,620
Herman Miller, Inc. (Commercial Services & Supplies)	621	18,922
Heron Therapeutics, Inc.* (Biotechnology)	922	15,038
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	360	1,764
Heska Corp.* (Health Care Equipment & Supplies)	73	8,565
HF Foods Group, Inc.* (Food & Staples Retailing)	374	2,465
Hibbett Sports, Inc.* (Specialty Retail)	174	6,579
Hillenbrand, Inc. (Machinery)	780	22,815
Hilltop Holdings, Inc. (Banks)	759	17,313
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	897	18,478
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	15	3,030
HMS Holdings Corp.* (Health Care Technology)	927	24,677
HNI Corp. (Commercial Services & Supplies)	449	14,615
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	80	2,019
Home BancShares, Inc. (Banks)	1,610	26,726
HomeStreet, Inc. (Thrifts & Mortgage Finance)	234	7,270
HomeTrust Bancshares, Inc. (Banks)	165	2,635
Homology Medicines, Inc.* (Biotechnology)	358	3,784
Hooker Furniture Corp. (Household Durables)	123	3,383
Hookipa Pharma, Inc.* (Biotechnology)	131	1,231
Hope Bancorp, Inc. (Banks)	1,236	9,975
Horace Mann Educators Corp. (Insurance)	436	14,785
Horizon Bancorp, Inc. (Banks)	450	5,580
Hostess Brands, Inc.* (Food Products)	1,288	16,280
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,108	2,892
Houlihan Lokey, Inc. (Capital Markets)	539	33,794
Howard Bancorp, Inc.* (Banks)	139	1,408
Hub Group, Inc.* - Class A (Air Freight & Logistics)	345	17,295
Hudson, Ltd.* - Class A (Specialty Retail)	417	3,186
Hurco Cos., Inc. (Machinery)	66	1,969
Huron Consulting Group, Inc.* (Professional Services)	238	9,011
Hyster-Yale Materials Handling, Inc. (Machinery)	104	4,410
I3 Verticals, Inc.* - Class A (IT Services)	156	3,218
IBEX, Ltd.* (Commercial Services & Supplies)	51	771
iBio, Inc.* (Biotechnology)	607	1,056
iCAD, Inc.* (Health Care Technology)	212	2,069
ICF International, Inc. (Professional Services)	192	12,555
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	233	5,420
Ideaya Biosciences, Inc.* (Biotechnology)	168	2,045
IDT Corp.* - Class B (Diversified Telecommunication Services)	160	1,525

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
IES Holdings, Inc.* (Construction & Engineering)	86	$2,745
IGM Biosciences, Inc.* (Biotechnology)	75	3,959
iHeartMedia, Inc.* - Class A (Media)	630	5,179
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,061	48,245
IMARA, Inc.* (Pharmaceuticals)	52	822
IMAX Corp.* (Entertainment)	521	6,007
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	180	1,109
Immunic, Inc.* (Biotechnology)	59	935
ImmunoGen, Inc.* (Biotechnology)	1,808	10,197
Immunovant, Inc.* (Biotechnology)	367	16,009
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	177	4,515
Inari Medical, Inc.* (Health Care Equipment & Supplies)	81	5,362
Independence Holding Co. (Insurance)	49	1,853
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	998	12,126
Independent Bank Corp. (Banks)	222	3,323
Independent Bank Corp. (Banks)	346	19,822
Independent Bank Group, Inc. (Banks)	390	20,116
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	683	13,100
Infinera Corp.* (Communications Equipment)	1,676	10,492
Information Services Group, Inc.* (IT Services)	378	775
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	152	1,873
Ingevity Corp.* (Chemicals)	437	23,983
Ingles Markets, Inc. (Food & Staples Retailing)	150	5,379
Innospec, Inc. (Chemicals)	258	17,064
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	224	26,125
Innoviva, Inc.* (Pharmaceuticals)	668	7,221
Inogen, Inc.* (Health Care Equipment & Supplies)	194	5,667
Inovalon Holdings, Inc.* (Health Care Technology)	776	14,736
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,650	16,253
Inozyme Pharma, Inc.* (Biotechnology)	86	1,975
Inseego Corp.* (Communications Equipment)	717	6,238
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	365	19,473
Insmed, Inc.* (Biotechnology)	1,066	35,114
Insperity, Inc. (Professional Services)	382	29,254
Inspire Medical Systems, Inc.* (Health Care Technology)	276	32,963
Installed Building Products, Inc.* (Household Durables)	241	21,820
Insteel Industries, Inc. (Building Products)	195	4,243
Integer Holdings Corp.* (Health Care Equipment & Supplies)	344	20,107
Intellia Therapeutics, Inc.* (Biotechnology)	527	12,616
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	189	1,368
Intelligent Systems Corp.* (Software)	79	2,996
Inter Parfums, Inc. (Personal Products)	187	7,678
Intercept Pharmaceuticals, Inc.* (Biotechnology)	273	7,587
InterDigital, Inc. (Communications Equipment)	324	18,138
Interface, Inc. (Commercial Services & Supplies)	614	3,764
International Bancshares Corp. (Banks)	562	15,556
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,046	8,588
International Money Express, Inc.* (IT Services)	249	3,464
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	253	3,426
Intersect ENT, Inc.* (Pharmaceuticals)	342	5,301
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	244	1,288
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	688	16,973
Intrepid Potash, Inc.* (Chemicals)	101	1,008
IntriCon Corp.* (Health Care Equipment & Supplies)	89	1,113
Invacare Corp. (Health Care Equipment & Supplies)	355	2,879
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,922	5,189
Investar Holding Corp. (Banks)	107	1,492
Investors Bancorp, Inc. (Banks)	2,428	20,541
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	135	9,100
Investors Title Co. (Insurance)	14	1,869
Invitae Corp.* (Biotechnology)	1,215	47,640
iRadimed Corp.* (Health Care Equipment & Supplies)	62	1,404
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	289	61,109
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,238	32,695
iRobot Corp.* (Household Durables)	290	23,078
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,680	16,598
iStar, Inc. (Equity Real Estate Investment Trusts)	767	9,051
iTeos Therapeutics, Inc.* (Biotechnology)	112	2,550
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	424	1,598
Itron, Inc.* (Electronic Equipment, Instruments & Components)	422	28,675
IVERIC bio, Inc.* (Biotechnology)	845	5,002
J & J Snack Foods Corp. (Food Products)	158	21,420
j2 Global, Inc.* (Software)	477	32,379
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	238	19,054
James River Group Holdings, Ltd. (Insurance)	314	14,673
JELD-WEN Holding, Inc.* (Building Products)	715	15,036

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
John B. Sanfilippo & Son, Inc. (Food Products)	93	$6,767
John Bean Technologies Corp. (Machinery)	330	27,710
Johnson Outdoors, Inc. - Class A (Leisure Products)	55	4,803
Jounce Therapeutics, Inc.* (Biotechnology)	182	1,514
K12, Inc.* (Diversified Consumer Services)	420	10,025
Kadant, Inc. (Machinery)	120	13,814
Kadmon Holdings, Inc.* (Biotechnology)	1,816	6,174
Kaiser Aluminum Corp. (Metals & Mining)	165	10,383
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	417	2,752
Kaleido Biosciences, Inc.* (Pharmaceuticals)	122	745
KalVista Pharmaceuticals, Inc.* (Biotechnology)	144	2,478
Kaman Corp. - Class A (Trading Companies & Distributors)	291	11,541
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,360	19,802
Karuna Therapeutics, Inc.* (Biotechnology)	166	13,478
Karyopharm Therapeutics, Inc.* (Biotechnology)	738	10,937
KB Home (Household Durables)	929	29,960
KBR, Inc. (IT Services)	1,499	33,413
Kearny Financial Corp. (Thrifts & Mortgage Finance)	843	7,081
Kelly Services, Inc. - Class A (Professional Services)	354	6,153
Kennametal, Inc. (Machinery)	874	27,094
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,287	16,963
Keros Therapeutics, Inc.* (Biotechnology)	73	4,059
Kezar Life Sciences, Inc.* (Biotechnology)	329	1,684
Kforce, Inc. (Professional Services)	208	7,218
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	253	3,066
Kimball International, Inc. - Class B (Commercial Services & Supplies)	379	3,904
Kindred Biosciences, Inc.* (Biotechnology)	392	1,368
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	281	4,400
Kinsale Capital Group, Inc. (Insurance)	223	41,807
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	876	9,075
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	301	5,030
Knoll, Inc. (Commercial Services & Supplies)	527	6,039
Knowles Corp.* (Electronic Equipment, Instruments & Components)	932	13,281
Kodiak Sciences, Inc.* (Biotechnology)	304	27,606
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	542	17,832
Koppers Holdings, Inc.* (Chemicals)	217	4,867
Korn Ferry (Professional Services)	590	17,812
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	4,243	4,219
Kraton Corp.* (Chemicals)	328	9,282
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,277	24,124
Kronos Worldwide, Inc. (Chemicals)	235	3,130
Krystal Biotech, Inc.* (Biotechnology)	142	6,105
Kura Oncology, Inc.* (Biotechnology)	558	17,438
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	35	450
KVH Industries, Inc.* (Communications Equipment)	177	1,538
L B Foster Co.* - Class A (Machinery)	106	1,437
La Jolla Pharmaceutical Co.* (Biotechnology)	190	646
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,113	8,348
Lakeland Bancorp, Inc. (Banks)	513	5,710
Lakeland Financial Corp. (Banks)	260	13,294
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	81	1,747
Lancaster Colony Corp. (Food Products)	199	33,062
Landec Corp.* (Food Products)	273	2,624
Landmark Bancorp, Inc. (Banks)	41	961
Lands' End, Inc.* (Internet & Direct Marketing Retail)	122	1,958
Lannett Co., Inc.* (Pharmaceuticals)	335	2,154
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	699	7,591
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,415	49,383
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	1,132	14,716
Lawson Products, Inc.* (Trading Companies & Distributors)	47	1,937
La-Z-Boy, Inc. (Household Durables)	469	16,054
LCI Industries (Auto Components)	259	28,402
LCNB Corp. (Banks)	128	1,761
Legacy Housing Corp.* (Household Durables)	87	1,184
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	175	5,684
LendingClub Corp.* (Consumer Finance)	743	3,470
LENSAR, Inc.* (Health Care Equipment & Supplies)	88	859
Level One Bancorp, Inc. (Banks)	54	851
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	435	483
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,879	28,588
LGI Homes, Inc.* (Household Durables)	235	25,117
LHC Group, Inc.* (Health Care Providers & Services)	320	69,295
Liberty Latin America, Ltd.* - Class A (Media)	486	4,763
Liberty Latin America, Ltd.* - Class C (Media)	1,633	15,873
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	105	2,174
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	382	7,820
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	683	4,562

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	765	$1,362
Lifetime Brands, Inc. (Household Durables)	127	1,276
Lifevantage Corp.* (Personal Products)	144	1,591
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	152	12,532
Limelight Networks, Inc.* (IT Services)	1,246	4,398
Limestone Bancorp, Inc.* (Banks)	55	583
Limoneira Co. (Food Products)	171	2,365
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	271	2,255
Lindsay Corp. (Machinery)	114	12,004
Liquidia Technologies, Inc.* (Pharmaceuticals)	285	1,317
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	293	2,499
Lithia Motors, Inc. - Class A (Specialty Retail)	268	61,524
LivaNova PLC* (Health Care Equipment & Supplies)	514	25,875
Live Oak Bancshares, Inc. (Banks)	295	10,998
Livent Corp.* (Chemicals)	1,544	16,598
LivePerson, Inc.* (Software)	649	34,696
LiveRamp Holdings, Inc.* (IT Services)	675	44,612
LiveXLive Media, Inc.* (Entertainment)	484	973
LogicBio Therapeutics, Inc.* (Biotechnology)	128	707
Loral Space & Communications, Inc. (Media)	135	2,350
Louisiana-Pacific Corp. (Paper & Forest Products)	1,187	33,925
LSI Industries, Inc. (Electrical Equipment)	270	1,847
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	409	13,501
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	301	6,658
Luminex Corp. (Life Sciences Tools & Services)	453	9,984
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	308	1,943
Luther Burbank Corp. (Thrifts & Mortgage Finance)	193	1,820
Luxfer Holdings PLC (Machinery)	304	3,776
Lydall, Inc.* (Machinery)	180	3,562
Lyra Therapeutics, Inc.* (Pharmaceuticals)	43	460
M.D.C. Holdings, Inc. (Household Durables)	535	23,283
M/I Homes, Inc.* (Household Durables)	293	11,990
Macatawa Bank Corp. (Banks)	276	1,984
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	914	10,045
Mackinac Financial Corp. (Banks)	94	933
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	495	18,068
MacroGenics, Inc.* (Biotechnology)	556	10,792
Macy's, Inc. (Multiline Retail)	3,287	20,412
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	92	11,707
Magellan Health, Inc.* (Health Care Providers & Services)	250	18,068
Magenta Therapeutics, Inc.* (Biotechnology)	218	1,376
Magnite, Inc.* (Internet & Direct Marketing Retail)	1,115	10,068
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	1,305	5,664
MainStreet Bancshares, Inc.* (Banks)	74	1,103
Malibu Boats, Inc.* (Leisure Products)	216	10,979
MannKind Corp.* (Biotechnology)	2,319	4,661
ManTech International Corp. - Class A (IT Services)	286	18,556
Marcus & Millichap, Inc.* (Real Estate Management & Development)	245	7,651
Marine Products Corp. (Leisure Products)	76	1,205
MarineMax, Inc.* (Specialty Retail)	217	6,506
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	263	3,430
Marker Therapeutics, Inc.* (Biotechnology)	311	423
Marlin Business Services Corp. (Diversified Financial Services)	88	642
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	426	41,152
Marrone Bio Innovations, Inc.* (Chemicals)	708	779
Marten Transport, Ltd. (Road & Rail)	623	9,560
Masonite International Corp.* (Building Products)	256	22,528
MasTec, Inc.* (Construction & Engineering)	597	29,635
Mastech Digital, Inc.* (Professional Services)	42	659
MasterCraft Boat Holdings, Inc.* (Leisure Products)	195	4,021
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,161	8,208
Materion Corp. (Metals & Mining)	214	10,955
Matrix Service Co.* (Energy Equipment & Services)	273	2,075
Matson, Inc. (Marine)	450	23,378
Matthews International Corp. - Class A (Commercial Services & Supplies)	321	7,007
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	71	716
MAX Holdings, Inc. (Real Estate Management & Development)	187	6,048
Maxar Technologies, Inc. (Aerospace & Defense)	643	16,570
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	101	1,636
MAXIMUS, Inc. (IT Services)	644	43,522
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	711	18,799
Mayville Engineering Co., Inc.* (Metals & Mining)	77	686
MBIA, Inc.* (Insurance)	560	3,198
McGrath RentCorp (Commercial Services & Supplies)	254	14,498
MediciNova, Inc.* (Biotechnology)	443	2,476
Medifast, Inc. (Personal Products)	119	16,718

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
MEDNAX, Inc.* (Health Care Providers & Services)	785	$10,009
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	287	31,840
MEI Pharma, Inc.* (Biotechnology)	1,087	2,826
MeiraGTx Holdings PLC* (Biotechnology)	216	2,760
Mercantile Bank Corp. (Banks)	166	3,629
Merchants Bancorp (Thrifts & Mortgage Finance)	92	1,985
Meredith Corp. (Media)	417	4,587
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	492	6,125
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	446	7,649
Meridian Corp. (Banks)	57	1,002
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	570	28,529
Meritage Homes Corp.* (Household Durables)	391	34,052
Meritor, Inc.* (Machinery)	730	17,768
Mersana Therapeutics, Inc.* (Biotechnology)	560	10,091
Mesa Air Group, Inc.* (Airlines)	310	980
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	50	13,071
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	351	10,298
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	386	11,877
Metrocity Bankshares, Inc. (Banks)	182	2,543
Metropolitan Bank Holding Corp.* (Banks)	74	2,216
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	4,777	13,471
MGE Energy, Inc. (Electric Utilities)	384	24,968
MGP Ingredients, Inc. (Beverages)	136	5,715
MicroStrategy, Inc.* - Class A (Software)	81	13,533
Mid Penn Bancorp, Inc. (Banks)	73	1,427
Middlefield Banc Corp. (Banks)	63	1,202
Middlesex Water Co. (Water Utilities)	180	11,545
Midland States Bancorp, Inc. (Banks)	225	3,353
MidwestOne Financial Group, Inc. (Banks)	155	3,123
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	445	685
Miller Industries, Inc. (Machinery)	117	3,503
Mimecast, Ltd.* (Software)	601	22,964
Minerals Technologies, Inc. (Chemicals)	359	19,634
Minerva Neurosciences, Inc.* (Biotechnology)	360	1,156
Mirati Therapeutics, Inc.* (Biotechnology)	434	94,240
Mirum Pharmaceuticals, Inc.* (Biotechnology)	55	866
Misonix, Inc.* (Health Care Equipment & Supplies)	126	1,431
Mistras Group, Inc.* (Professional Services)	191	711
Mitek System, Inc.* (Software)	421	5,241
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	50	1,254
MobileIron, Inc.* (Software)	1,026	7,223
Model N, Inc.* (Software)	359	12,648
Modine Manufacturing Co.* (Auto Components)	521	3,334
Moelis & Co. (Capital Markets)	556	20,683
Molecular Templates, Inc.* (Biotechnology)	279	2,466
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	133	5,771
MoneyGram International, Inc.* (IT Services)	653	3,363
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	999	13,836
Monro, Inc. (Specialty Retail)	347	14,595
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	226	1,119
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	115	3,108
Moog, Inc. - Class A (Aerospace & Defense)	313	19,528
Morphic Holding, Inc.* (Biotechnology)	144	3,875
Motorcar Parts of America, Inc.* (Auto Components)	198	2,917
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	165	1,800
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	806	16,990
MRC Global, Inc.* (Trading Companies & Distributors)	827	3,523
MSG Networks, Inc.* - Class A (Media)	419	3,746
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	203	4,929
Mueller Industries, Inc. (Machinery)	588	17,011
Mueller Water Products, Inc. - Class A (Machinery)	1,650	17,094
Murphy USA, Inc.* (Specialty Retail)	290	35,463
Mustang Bio, Inc.* (Biotechnology)	301	802
MVB Financial Corp. (Banks)	104	1,659
Myers Industries, Inc. (Containers & Packaging)	377	5,406
Myokardia, Inc.* (Pharmaceuticals)	534	119,364
MYR Group, Inc.* (Construction & Engineering)	171	7,310
Myriad Genetics, Inc.* (Biotechnology)	749	9,310
Nabors Industries, Ltd.* (Energy Equipment & Services)	74	2,103
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	39	760
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	398	14,587
Nanthealth, Inc.* (Health Care Technology)	284	571
Nantkwest, Inc.* (Biotechnology)	332	2,493
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	122	2,943
Natera, Inc.* (Biotechnology)	745	50,109
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	30	1,523
National Bank Holdings Corp. (Banks)	310	9,347
National Bankshares, Inc. (Banks)	67	1,821
National Beverage Corp.* (Beverages)	124	9,708
National CineMedia, Inc. (Media)	655	1,300

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
National Energy Services Reunited Corp.* (Energy Equipment & Services)	217	$1,606
National General Holdings Corp. (Insurance)	718	24,390
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	453	25,391
National Healthcare Corp. (Health Care Providers & Services)	132	8,356
National Presto Industries, Inc. (Aerospace & Defense)	54	4,487
National Research Corp. (Health Care Providers & Services)	142	7,356
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	659	22,334
National Vision Holdings, Inc.* (Specialty Retail)	847	34,160
National Western Life Group, Inc. - Class A (Insurance)	27	4,580
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	96	1,021
Nature's Sunshine Products, Inc.* (Personal Products)	93	969
Natus Medical, Inc.* (Health Care Equipment & Supplies)	354	6,446
Nautilus, Inc.* (Leisure Products)	312	6,767
Navient Corp. (Consumer Finance)	2,015	16,140
Navistar International Corp.* (Machinery)	525	22,633
NBT Bancorp, Inc. (Banks)	448	12,266
Neenah, Inc. (Paper & Forest Products)	177	6,661
Nelnet, Inc. - Class A (Consumer Finance)	181	11,048
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	78	277
Neogen Corp.* (Health Care Equipment & Supplies)	555	38,706
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,090	42,760
Neoleukin Therapeutics, Inc.* (Biotechnology)	339	3,556
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	516	3,514
Nesco Holdings, Inc.* (Trading Companies & Distributors)	140	581
NETGEAR, Inc.* (Communications Equipment)	312	9,616
NetScout Systems, Inc.* (Communications Equipment)	732	15,021
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	126	2,210
Neubase Therapeutics, Inc.* (Biotechnology)	177	1,387
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	45	226
Nevro Corp.* (Health Care Equipment & Supplies)	353	52,671
New Jersey Resources Corp. (Gas Utilities)	1,003	29,268
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	863	3,374
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,988	10,130
NewAge, Inc.* (Beverages)	997	2,333
Newmark Group, Inc. (Real Estate Management & Development)	1,503	7,117
Newpark Resources, Inc.* (Energy Equipment & Services)	936	669
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	228	10,105
NextCure, Inc.* (Biotechnology)	173	1,671
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	221	535
NextGen Healthcare, Inc.* (Health Care Technology)	587	7,983
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	1,703	3,219
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	251	4,352
NI Holdings, Inc.* (Insurance)	95	1,587
NIC, Inc. (IT Services)	693	15,537
Nicolet Bankshares, Inc.* (Banks)	98	6,047
Nkarta, Inc.* (Biotechnology)	171	4,909
NL Industries, Inc. (Commercial Services & Supplies)	88	364
nLight, Inc.* (Electronic Equipment, Instruments & Components)	367	7,795
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	866	18,610
NN, Inc.* (Machinery)	442	2,369
Noodles & Co.* (Hotels, Restaurants & Leisure)	329	2,125
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,518	4,417
Northeast Bank (Banks)	81	1,554
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	502	5,100
Northrim Bancorp, Inc. (Banks)	66	1,885
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,234	13,167
Northwest Natural Holding Co. (Gas Utilities)	321	14,265
Northwest Pipe Co.* (Construction & Engineering)	101	2,707
NorthWestern Corp. (Multi-Utilities)	534	27,837
Norwood Financial Corp. (Banks)	61	1,396
Novagold Resources, Inc.* (Metals & Mining)	2,502	25,920
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	360	39,139
Novavax, Inc.* (Biotechnology)	649	52,381
NOW, Inc.* (Trading Companies & Distributors)	1,153	4,693
Nurix Therapeutics, Inc.* (Biotechnology)	117	2,959
NuVasive, Inc.* (Health Care Equipment & Supplies)	541	24,037
NV5 Global, Inc.* (Construction & Engineering)	115	6,449
NVE Corp. (Semiconductors & Semiconductor Equipment)	50	2,307
Nymox Pharmaceutical Corp.* (Biotechnology)	440	845
Oak Valley Bancorp (Banks)	72	999
Oceaneering International, Inc.* (Energy Equipment & Services)	1,045	4,264

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	624	$9,341
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	11	248
Ocular Therapeutix, Inc.* (Pharmaceuticals)	637	6,052
Odonate Therapeutics, Inc.* (Pharmaceuticals)	138	1,989
Office Properties Income Trust (Equity Real Estate Investment Trusts)	504	9,279
OFG Bancorp (Banks)	533	7,670
Ohio Valley Banc Corp. (Banks)	45	963
O-I Glass, Inc. (Containers & Packaging)	1,650	15,560
Oil States International, Inc.* (Energy Equipment & Services)	634	1,579
Oil-Dri Corp. of America (Household Products)	54	1,845
Old National Bancorp (Banks)	1,726	24,129
Old Second Bancorp, Inc. (Banks)	303	2,591
Olympic Steel, Inc. (Metals & Mining)	96	1,095
Omega Flex, Inc. (Machinery)	31	4,641
Omeros Corp.* (Pharmaceuticals)	622	6,307
Omnicell, Inc.* (Health Care Technology)	447	38,689
Oncocyte Corp.* (Biotechnology)	662	980
ONE Gas, Inc. (Gas Utilities)	552	38,109
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	169	2,608
OneSpan, Inc.* (Software)	351	7,697
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	476	2,956
Onewater Marine, Inc.* (Specialty Retail)	55	1,025
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	499	16,003
Ontrak, Inc.* (Health Care Providers & Services)	84	5,144
Ooma, Inc.* (Diversified Telecommunication Services)	218	3,076
OP Bancorp (Thrifts & Mortgage Finance)	128	823
OPKO Health, Inc.* (Biotechnology)	4,186	14,735
Oportun Financial Corp.* (Consumer Finance)	205	2,727
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	98	2,456
OptimizeRx Corp.* (Health Care Technology)	153	3,029
Optinose, Inc.* (Pharmaceuticals)	368	1,178
Option Care Health, Inc.* (Health Care Providers & Services)	463	6,172
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	748	11,175
ORBCOMM, Inc.* (Diversified Telecommunication Services)	779	3,350
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	700	3,633
Organogenesis Holdings, Inc.* (Biotechnology)	213	777
Orgenesis, Inc.* (Biotechnology)	190	861
ORIC Pharmaceuticals, Inc.* (Biotechnology)	92	1,978
Origin Bancorp, Inc. (Banks)	231	5,167
Orion Energy Systems, Inc.* (Electrical Equipment)	285	1,830
Orion Engineered Carbons SA (Chemicals)	634	9,301
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	421	29,836
Orrstown Financial Services, Inc. (Banks)	114	1,594
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	196	6,127
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	138	6,155
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	178	13,734
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	136	698
Otter Tail Corp. (Electric Utilities)	427	16,375
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	695	1,327
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	449	25,189
Ovid Therapeutics, Inc.* (Biotechnology)	451	2,305
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,756	25,356
Owens & Minor, Inc. (Health Care Providers & Services)	663	16,655
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	173	7,122
Oyster Point Pharma, Inc.* (Biotechnology)	64	1,269
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,756	23,021
Pacific Premier Bancorp, Inc. (Banks)	842	21,471
Pacira BioSciences, Inc.* (Pharmaceuticals)	442	23,116
PAE, Inc.* (Aerospace & Defense)	622	4,926
Palomar Holdings, Inc.* (Insurance)	213	18,993
PAM Transportation Services, Inc.* (Road & Rail)	19	752
Pandion Therapeutics, Inc.* (Biotechnology)	79	933
Pangaea Logistics Solutions, Ltd. (Marine)	111	296
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	344	26,350
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	421	2,711
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	169	6,248
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	459	2,189
Park Aerospace Corp. (Aerospace & Defense)	207	2,192
Park City Group, Inc.* (Software)	130	564
Park National Corp. (Banks)	151	13,839
Parke BanCorp, Inc. (Banks)	111	1,335
Park-Ohio Holdings Corp. (Machinery)	92	1,816
Parsons Corp.* (Aerospace & Defense)	237	7,470
Partners Bancorp (Banks)	104	522
Passage Bio, Inc.* (Biotechnology)	143	2,404
Patrick Industries, Inc. (Building Products)	235	13,101
Patterson Cos., Inc. (Health Care Providers & Services)	893	22,213

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,928	$4,936
PAVmed, Inc.* (Health Care Equipment & Supplies)	384	687
Paysign, Inc.* (IT Services)	324	1,542
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,016	4,745
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	116	5,284
PCB BanCorp (Banks)	131	1,231
PCSB Financial Corp. (Thrifts & Mortgage Finance)	156	2,101
PCTEL, Inc. (Communications Equipment)	185	944
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,050	12,516
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	304	5,697
PDL BioPharma, Inc. (Biotechnology)	1,172	2,520
PDL Community Bancorp* (Thrifts & Mortgage Finance)	79	719
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	661	853
Peapack Gladstone Financial Corp. (Banks)	193	3,258
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,370	16,413
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,601	86,421
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	143	1,098
Penns Woods Bancorp, Inc. (Banks)	72	1,488
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	447	22,717
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,044	15,629
Peoples Bancorp of North Carolina, Inc. (Banks)	47	813
Peoples Bancorp, Inc. (Banks)	194	4,384
Peoples Financial Services Corp. (Banks)	74	2,653
Perdoceo Education Corp.* (Diversified Consumer Services)	729	8,230
Perficient, Inc.* (IT Services)	343	13,432
Performance Food Group Co.* (Food & Staples Retailing)	1,379	46,348
Personalis, Inc.* (Life Sciences Tools & Services)	249	6,158
Perspecta, Inc. (IT Services)	1,466	26,285
Petiq, Inc.* (Health Care Providers & Services)	222	6,340
PetMed Express, Inc. (Internet & Direct Marketing Retail)	206	6,093
PFSweb, Inc.* (IT Services)	167	1,035
PGT Innovations, Inc.* (Building Products)	600	9,948
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	161	440
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	113	4,448
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	215	3,535
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	666	6,494
Phreesia, Inc.* (Health Care Technology)	301	11,128
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,197	37,041
PICO Holdings, Inc.* (Commercial Services & Supplies)	178	1,472
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,329	15,177
Pieris Pharmaceuticals, Inc.* (Biotechnology)	522	1,310
Ping Identity Holding Corp.* (Software)	386	10,688
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	122	1,154
Piper Sandler Cos. (Capital Markets)	184	15,355
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,824	9,685
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	411	912
PJT Partners, Inc. - Class A (Capital Markets)	248	16,780
Plantronics, Inc. (Communications Equipment)	359	7,008
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	280	756
Plexus Corp.* (Electronic Equipment, Instruments & Components)	302	21,001
Pliant Therapeutics, Inc.* (Pharmaceuticals)	110	2,378
Plug Power, Inc.* (Electrical Equipment)	3,588	50,232
Plumas BanCorp (Banks)	49	986
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	167	2,123
PNM Resources, Inc. (Electric Utilities)	836	41,801
Portland General Electric Co. (Electric Utilities)	947	37,217
Poseida Therapeutics, Inc.* (Biotechnology)	141	1,623
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	690	28,670
Powell Industries, Inc. (Electrical Equipment)	94	2,221
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	621	37,390
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	300	1,815
PQ Group Holdings, Inc.* (Chemicals)	404	4,670
PRA Group, Inc.* (Consumer Finance)	475	16,212
Precigen, Inc.* (Biotechnology)	697	2,990
Precision BioSciences, Inc.* (Biotechnology)	489	3,086
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	501	2,705
Preferred Bank (Banks)	145	4,905
Preformed Line Products Co. (Electrical Equipment)	32	1,761
Premier Financial Bancorp, Inc. (Banks)	137	1,713
Premier Financial Corp. (Thrifts & Mortgage Finance)	390	7,016
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	530	17,506
Prevail Therapeutics, Inc.* (Biotechnology)	150	1,469
PriceSmart, Inc. (Food & Staples Retailing)	239	16,491

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	5	$258
Primo Water Corp. (Beverages)	1,645	20,611
Primoris Services Corp. (Construction & Engineering)	505	9,529
Priority Technology Holdings, Inc.* (IT Services)	80	231
ProAssurance Corp. (Insurance)	564	8,703
Professional Holding Corp.* - Class A (Banks)	120	1,636
Progenity, Inc.* (Health Care Providers & Services)	37	185
Progress Software Corp. (Software)	472	17,167
Progyny, Inc.* (Health Care Providers & Services)	281	6,848
ProPetro Holding Corp.* (Energy Equipment & Services)	844	3,334
PROS Holdings, Inc.* (Software)	413	11,634
ProSight Global, Inc.* (Insurance)	98	1,159
Protagonist Therapeutics, Inc.* (Biotechnology)	319	6,045
Protara Therapeutics, Inc.* (Biotechnology)	21	377
Protective Insurance Corp. - Class B (Insurance)	95	1,249
Prothena Corp. PLC* (Biotechnology)	324	3,535
Proto Labs, Inc.* (Machinery)	281	33,179
Provention Bio, Inc.* (Pharmaceuticals)	501	5,942
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	91	784
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	63	798
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	756	10,259
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	84	974
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	212	24,174
PTC Therapeutics, Inc.* (Biotechnology)	650	33,924
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	144	1,744
Puma Biotechnology, Inc.* (Biotechnology)	321	2,687
Pure Cycle Corp.* (Water Utilities)	204	1,795
Purple Innovation, Inc.* (Household Durables)	233	6,610
Pzena Investment Management, Inc. - Class A (Capital Markets)	178	924
Q2 Holdings, Inc.* (Software)	522	47,627
QAD, Inc. (Software)	122	5,104
QCR Holdings, Inc. (Banks)	156	4,841
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	645	39,674
Quad/Graphics, Inc. (Commercial Services & Supplies)	350	795
Quaker Chemical Corp. (Chemicals)	140	26,711
Qualys, Inc.* (Software)	358	31,450
Quanex Building Products Corp. (Building Products)	346	6,297
Quanterix Corp.* (Life Sciences Tools & Services)	221	8,091
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	308	1,287
QuinStreet, Inc.* (Interactive Media & Services)	498	7,970
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	904	8,046
Quotient, Ltd.* (Health Care Equipment & Supplies)	606	2,860
R1 RCM, Inc.* (Health Care Providers & Services)	1,125	20,160
Rackspace Technology, Inc.* (IT Services)	356	5,607
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,015	36,169
Radiant Logistics, Inc.* (Air Freight & Logistics)	412	2,118
Radius Health, Inc.* (Biotechnology)	478	6,410
RadNet, Inc.* (Health Care Providers & Services)	458	6,646
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	97	1,591
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,194	16,465
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,254	14,831
Ranpak Holdings Corp.* (Containers & Packaging)	305	2,602
Rapid7, Inc.* (Software)	530	32,823
RAPT Therapeutics, Inc.* (Biotechnology)	115	3,305
Raven Industries, Inc. (Industrial Conglomerates)	375	8,220
Rayonier Advanced Materials, Inc.* (Chemicals)	652	2,236
RBB Bancorp (Banks)	175	2,235
RBC Bearings, Inc.* (Machinery)	259	30,834
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	89	1,905
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	440	4,946
Realogy Holdings Corp.* (Real Estate Management & Development)	1,207	13,470
Recro Pharma, Inc. (Biotechnology)	204	324
Red River Bancshares, Inc. (Banks)	52	2,361
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	163	1,963
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	693	13,250
Red Violet, Inc.* (Professional Services)	71	1,477
Redfin Corp.* (Real Estate Management & Development)	1,021	42,647
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,210	10,285
REGENXBIO, Inc.* (Biotechnology)	358	10,296
Regional Management Corp.* (Consumer Finance)	90	1,829
Regis Corp.* (Diversified Consumer Services)	248	1,374
Relay Therapeutics, Inc.* (Biotechnology)	339	12,523
Reliant Bancorp, Inc. (Banks)	158	2,662
Relmada Therapeutics, Inc.* (Pharmaceuticals)	152	4,701
Renasant Corp. (Banks)	573	16,336

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	402	$22,673
Rent-A-Center, Inc. (Specialty Retail)	510	15,759
Repay Holdings Corp.* (IT Services)	626	14,104
Replimune Group, Inc.* (Biotechnology)	219	9,156
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	284	1,568
Republic Bancorp, Inc. - Class A (Banks)	102	3,400
Republic First Bancorp, Inc.* (Banks)	478	1,066
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	279	723
Resideo Technologies, Inc.* (Building Products)	1,304	13,144
Resonant, Inc.* (Communications Equipment)	527	1,207
Resources Connection, Inc. (Professional Services)	321	3,448
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,218	11,851
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,258	11,832
Retail Value, Inc. (Equity Real Estate Investment Trusts)	173	2,163
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	140	1,028
Retrophin, Inc.* (Biotechnology)	515	10,424
REV Group, Inc. (Machinery)	289	2,269
Revance Therapeutics, Inc.* (Pharmaceuticals)	662	17,133
Revlon, Inc.* - Class A (Personal Products)	72	295
REVOLUTION Medicines, Inc.* (Biotechnology)	406	12,257
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	58	4,216
Rexnord Corp. (Machinery)	1,284	41,190
RGC Resources, Inc. (Gas Utilities)	80	1,904
RH* (Specialty Retail)	164	54,977
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	354	7,494
Ribbon Communications, Inc.* (Communications Equipment)	717	3,090
Richmond Mutual Bancorp, Inc. (Banks)	129	1,413
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,788	4,434
Rimini Street, Inc.* (Software)	237	751
Rite Aid Corp.* (Food & Staples Retailing)	576	5,265
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	222	1,041
RLI Corp. (Insurance)	417	36,155
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,728	14,135
Rocket Pharmaceuticals, Inc.* (Biotechnology)	359	10,030
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	733	625
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	72	1,937
Rogers Corp.* (Electronic Equipment, Instruments & Components)	196	23,759
RPC, Inc.* (Energy Equipment & Services)	605	1,440
RPT Realty (Equity Real Estate Investment Trusts)	849	4,152
Rubius Therapeutics, Inc.* (Biotechnology)	377	1,595
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	430	15,411
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	70	2,202
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	341	3,812
Ryerson Holding Corp.* (Metals & Mining)	168	1,322
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	531	21,160
S&T Bancorp, Inc. (Banks)	407	8,055
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,163	28,465
Safe Bulkers, Inc.* (Marine)	546	484
Safeguard Scientifics, Inc. (Capital Markets)	206	1,199
Safehold, Inc. (Equity Real Estate Investment Trusts)	182	12,525
Safety Insurance Group, Inc. (Insurance)	152	10,640
Saga Communications, Inc. - Class A (Media)	40	681
Saia, Inc.* (Road & Rail)	277	40,902
SailPoint Technologies Holding, Inc.* (Software)	927	38,480
Salisbury Bancorp, Inc. (Banks)	27	914
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,187	9,935
Sanderson Farms, Inc. (Food Products)	212	27,130
Sandy Spring Bancorp, Inc. (Banks)	485	12,295
Sangamo Therapeutics, Inc.* (Biotechnology)	1,212	12,532
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	707	17,279
Sapiens International Corp. N.V. (Software)	270	7,325
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	97	345
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	126	3,119
Savara, Inc.* (Biotechnology)	507	527
SB Financial Group, Inc. (Banks)	75	1,151
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	266	5,347
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	272	5,712
Scholar Rock Holding Corp.* (Biotechnology)	239	9,297
Scholastic Corp. (Media)	306	6,047
Schrodinger, Inc.* (Health Care Technology)	307	14,975
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	327	10,856
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	601	19,160
Scorpio Bulkers, Inc. (Marine)	94	1,032
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	539	4,754
scPharmaceuticals, Inc.* (Pharmaceuticals)	74	638
Sculptor Capital Management, Inc. (Capital Markets)	195	2,114
SeaChange International, Inc.* (Software)	317	238

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Seacoast Banking Corp.* (Banks)	544	$11,685
SEACOR Holdings, Inc.* (Energy Equipment & Services)	202	6,187
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	278	3,547
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	535	11,781
SecureWorks Corp.* - Class A (Software)	94	978
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	100	659
Select Bancorp, Inc.* (Banks)	165	1,229
Select Energy Services, Inc.* (Energy Equipment & Services)	620	1,872
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,143	23,980
Selecta Biosciences, Inc.* (Biotechnology)	714	2,113
Selective Insurance Group, Inc. (Insurance)	622	32,381
Selectquote, Inc.* (Insurance)	335	5,769
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	680	37,325
Seneca Foods Corp.* - Class A (Food Products)	68	2,506
Sensient Technologies Corp. (Chemicals)	447	29,247
Seres Therapeutics, Inc.* (Biotechnology)	559	15,591
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	358	4,557
Service Properties Trust (Equity Real Estate Investment Trusts)	1,726	12,444
ServiceSource International, Inc.* (IT Services)	914	1,270
ServisFirst Bancshares, Inc. (Banks)	513	18,930
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,016	6,614
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	369	24,915
Sharps Compliance Corp.* (Health Care Providers & Services)	150	894
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	507	22,115
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	299	20,428
Shoe Carnival, Inc. (Specialty Retail)	98	3,036
Shore Bancshares, Inc. (Banks)	131	1,417
ShotSpotter, Inc.* (Software)	85	2,491
Shutterstock, Inc. (Internet & Direct Marketing Retail)	231	15,119
SI-BONE, Inc.* (Health Care Equipment & Supplies)	267	5,599
Siebert Financial Corp.* (Capital Markets)	120	431
Sientra, Inc.* (Health Care Equipment & Supplies)	488	2,059
Sierra Bancorp (Banks)	147	2,916
SIGA Technologies, Inc.* (Pharmaceuticals)	549	3,508
Signet Jewelers, Ltd. (Specialty Retail)	549	12,232
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	456	46,722
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	283	17,150
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	100	1,129
Silvergate Capital Corp.* - Class A (Banks)	165	3,689
Simmons First National Corp. - Class A (Banks)	1,139	19,352
Simply Good Foods Co.* (Food Products)	897	16,864
Simpson Manufacturing Co., Inc. (Building Products)	459	40,723
Simulations Plus, Inc. (Health Care Technology)	148	9,593
Sinclair Broadcast Group, Inc. - Class A (Media)	465	8,640
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,612	10,978
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	462	55,203
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	96	8,015
SJW Corp. (Water Utilities)	278	16,872
Skyline Champion Corp.* (Household Durables)	553	14,184
SkyWest, Inc. (Airlines)	519	15,067
Sleep Number Corp.* (Specialty Retail)	285	18,058
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,201	1,934
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	149	3,932
SmartFinancial, Inc. (Banks)	147	2,196
Smith & Wesson Brands, Inc. (Leisure Products)	574	9,523
Smith Micro Software, Inc.* (Software)	360	1,483
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	303	1,797
Soleno Therapeutics, Inc.* (Biotechnology)	627	1,091
Solid Biosciences, Inc.* (Biotechnology)	260	850
Soliton, Inc.* (Health Care Equipment & Supplies)	73	523
Sonic Automotive, Inc. - Class A (Specialty Retail)	251	9,051
Sonos, Inc.* (Household Durables)	849	12,395
Sorrento Therapeutics, Inc.* (Biotechnology)	2,330	16,170
South Jersey Industries, Inc. (Gas Utilities)	1,062	20,465
South Plains Financial, Inc. (Banks)	111	1,626
South State Corp. (Banks)	737	45,251
Southern First Bancshares, Inc.* (Banks)	76	2,040
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	81	2,064
Southern National Bancorp of Virginia, Inc. (Banks)	209	2,019
Southside Bancshares, Inc. (Banks)	335	9,032
Southwest Gas Holdings, Inc. (Gas Utilities)	590	38,774
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,308	16,842
SP Plus Corp.* (Commercial Services & Supplies)	242	4,460
Spark Energy, Inc. - Class A (Electric Utilities)	126	1,149
SpartanNash Co. (Food & Staples Retailing)	374	6,885

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,520	$5,214
Spero Therapeutics, Inc.* (Biotechnology)	156	2,045
Spire, Inc. (Gas Utilities)	529	29,645
Spirit Airlines, Inc.* (Airlines)	938	16,481
Spirit of Texas Bancshares, Inc. (Banks)	138	1,754
Spok Holdings, Inc. (Wireless Telecommunication Services)	186	1,689
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	450	5,859
SpringWorks Therapeutics, Inc.* (Biotechnology)	223	12,932
Sprout Social, Inc.* - Class A (Software)	287	12,542
SPS Commerce, Inc.* (Software)	370	31,668
SPX Corp.* (Machinery)	453	19,203
SPX FLOW, Inc.* (Machinery)	448	18,973
STAAR Surgical Co.* (Health Care Equipment & Supplies)	482	34,945
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,578	49,106
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	179	39,960
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	41	1,346
Standard Motor Products, Inc. (Auto Components)	222	10,168
Standex International Corp. (Machinery)	129	8,010
Startek, Inc.* (IT Services)	184	966
State Auto Financial Corp. (Insurance)	185	2,283
Steelcase, Inc. - Class A (Commercial Services & Supplies)	908	9,480
Stepan Co. (Chemicals)	227	26,432
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	465	1,469
Sterling Bancorp, Inc. (Thrifts & Mortgage Finance)	172	607
Sterling Construction Co., Inc.* (Construction & Engineering)	291	4,278
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	867	20,817
Stewart Information Services Corp. (Insurance)	277	11,742
Stifel Financial Corp. (Capital Markets)	701	40,979
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	592	20,383
Stock Yards Bancorp, Inc. (Banks)	215	8,217
Stoke Therapeutics, Inc.* (Biotechnology)	129	4,952
Stoneridge, Inc.* (Auto Components)	274	6,255
StoneX Group, Inc.* (Capital Markets)	172	9,113
Strategic Education, Inc. (Diversified Consumer Services)	254	21,098
Stratus Properties, Inc.* (Real Estate Management & Development)	62	1,325
Strongbridge BioPharma PLC* (Pharmaceuticals)	374	729
Sturm, Ruger & Co., Inc. (Leisure Products)	177	11,834
Summit Financial Group, Inc. (Banks)	119	2,143
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,088	5,745
Summit Materials, Inc.* - Class A (Construction Materials)	1,207	21,352
SunCoke Energy, Inc. (Metals & Mining)	874	3,050
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	559	13,450
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	805	12,872
Sunrun, Inc.* (Electrical Equipment)	1,537	79,954
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,263	16,791
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	473	10,747
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	113	2,443
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	513	9,419
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	615	1,070
Surgery Partners, Inc.* (Health Care Providers & Services)	237	5,171
Surmodics, Inc.* (Health Care Equipment & Supplies)	139	5,108
Sutro BioPharma, Inc.* (Biotechnology)	273	3,511
SVMK, Inc.* (Software)	1,275	26,686
SWK Holdings Corp.* (Diversified Financial Services)	37	535
Sykes Enterprises, Inc.* (IT Services)	407	13,936
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	358	27,448
Synchronoss Technologies, Inc.* (Software)	431	1,194
Syndax Pharmaceuticals, Inc.* (Biotechnology)	284	4,944
Syros Pharmaceuticals, Inc.* (Biotechnology)	437	2,915
Systemax, Inc. (Trading Companies & Distributors)	131	3,724
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	216	7,461
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	193	7,060
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	130	855
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	953	5,899
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	312	271
Taylor Morrison Home Corp.* (Household Durables)	1,329	28,706
TCR2 Therapeutics, Inc.* (Biotechnology)	267	5,252
Team, Inc.* (Commercial Services & Supplies)	316	1,694
TechTarget, Inc.* (Media)	246	10,775
TEGNA, Inc. (Media)	2,309	27,776
Tejon Ranch Co.* (Real Estate Management & Development)	220	3,016
Tela Bio, Inc.* (Health Care Equipment & Supplies)	72	1,092
Telenav, Inc.* (Software)	348	1,416

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,727	$1,658
Tenable Holdings, Inc.* (Software)	733	25,003
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,100	26,994
Tennant Co. (Machinery)	192	11,447
Tenneco, Inc.* (Auto Components)	537	4,629
Terex Corp. (Machinery)	709	17,505
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	702	39,509
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	83	1,760
Tetra Tech, Inc. (Commercial Services & Supplies)	567	57,215
Texas Capital Bancshares, Inc.* (Banks)	532	23,940
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	692	48,461
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	544	7,866
TG Therapeutics, Inc.* (Biotechnology)	1,168	29,515
The Andersons, Inc. (Food & Staples Retailing)	328	7,114
The Bancorp, Inc.* (Banks)	543	5,213
The Bank of Nt Butterfield & Son, Ltd. (Banks)	535	14,156
The Bank of Princeton (Banks)	60	1,180
The Brink's Co. (Commercial Services & Supplies)	529	22,657
The Buckle, Inc. (Specialty Retail)	305	7,308
The Cato Corp. - Class A (Specialty Retail)	224	1,371
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	446	13,255
The Children's Place, Inc. (Specialty Retail)	149	3,765
The Community Financial Corp. (Banks)	55	1,202
The Container Store Group, Inc.* (Specialty Retail)	206	1,961
The E.W. Scripps Co. - Class A (Media)	590	5,357
The Eastern Co. (Machinery)	57	1,167
The Ensign Group, Inc. (Health Care Providers & Services)	538	31,656
The ExOne Co.* (Machinery)	122	1,226
The First Bancorp, Inc. (Banks)	106	2,452
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,240	10,986
The Goodyear Tire & Rubber Co. (Auto Components)	2,433	20,145
The Greenbrier Cos., Inc. (Machinery)	339	9,146
The Hackett Group, Inc. (IT Services)	263	3,398
The Joint Corp.* (Health Care Providers & Services)	140	2,624
The Lovesac Co.* (Household Durables)	103	2,651
The Macerich Co. (Equity Real Estate Investment Trusts)	1,577	10,976
The Manitowoc Co., Inc.* (Machinery)	357	2,688
The Marcus Corp. (Entertainment)	236	1,730
The Michaels Cos., Inc.* (Specialty Retail)	784	6,358
The ODP Corp.* (Specialty Retail)	550	10,725
The Pennant Group, Inc.* (Health Care Providers & Services)	268	11,165
The Providence Service Corp.* (Health Care Providers & Services)	127	14,929
The RealReal, Inc.* (Internet & Direct Marketing Retail)	656	8,259
The RMR Group, Inc. - Class A (Real Estate Management & Development)	160	4,266
The Shyft Group, Inc. (Machinery)	363	7,010
The St Joe Co.* (Real Estate Management & Development)	346	9,356
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,486	3,033
Theravance Biopharma, Inc.* (Pharmaceuticals)	484	9,152
Thermon Group Holdings, Inc.* (Electrical Equipment)	345	3,481
Third Point Reinsurance, Ltd.* (Insurance)	848	6,597
Tidewater, Inc.* (Energy Equipment & Services)	425	2,491
Tilly's, Inc. - Class A (Specialty Retail)	234	1,437
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	78	1,486
TimkenSteel Corp.* (Metals & Mining)	473	1,831
Tiptree, Inc. (Insurance)	258	1,256
Titan Machinery, Inc.* (Trading Companies & Distributors)	200	2,998
Tivity Health, Inc.* (Health Care Providers & Services)	456	6,270
Tompkins Financial Corp. (Banks)	151	8,454
Tootsie Roll Industries, Inc. (Food Products)	169	5,050
TopBuild Corp.* (Household Durables)	348	53,316
TowneBank (Banks)	705	12,817
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	632	4,942
TPI Composites, Inc.* (Electrical Equipment)	319	10,565
Transcat, Inc.* (Trading Companies & Distributors)	73	2,256
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	14	308
Translate Bio, Inc.* (Biotechnology)	717	9,199
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	265	3,175
Transocean, Ltd.* (Energy Equipment & Services)	6,155	4,127
Trean Insurance Group, Inc.* (Insurance)	127	1,378
Trecora Resources* (Chemicals)	254	1,504
Tredegar Corp. (Chemicals)	275	4,010
TRI Pointe Group, Inc.* (Household Durables)	1,364	22,411
Tribune Publishing Co. (Media)	164	1,879
Tricida, Inc.* (Pharmaceuticals)	298	1,678
TriCo Bancshares (Banks)	278	8,043
TriMas Corp.* (Machinery)	455	11,070
TriNet Group, Inc.* (Professional Services)	434	29,911
Trinseo SA (Chemicals)	403	12,823
Triple-S Management Corp.* (Health Care Providers & Services)	239	4,426
TriState Capital Holdings, Inc.* (Banks)	290	3,651

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Triton International, Ltd. (Trading Companies & Distributors)	636	$23,456
Triumph Bancorp, Inc.* (Banks)	239	10,069
Triumph Group, Inc. (Aerospace & Defense)	542	3,577
Tronox Holdings PLC - Class A (Chemicals)	942	9,203
TrueBlue, Inc.* (Professional Services)	377	5,851
TrueCar, Inc.* (Interactive Media & Services)	1,115	4,861
Trupanion, Inc.* (Insurance)	313	22,392
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	997	5,479
Trustmark Corp. (Banks)	663	15,508
TTEC Holdings, Inc. (IT Services)	191	10,463
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,052	12,487
Tucows, Inc.* (IT Services)	99	7,305
Tupperware Brands Corp.* (Household Durables)	516	16,368
Turning Point Brands, Inc. (Tobacco)	125	4,684
Turning Point Therapeutics, Inc.* (Biotechnology)	382	35,217
Turtle Beach Corp.* (Household Durables)	142	2,559
Tutor Perini Corp.* (Construction & Engineering)	429	5,796
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	189	4,587
Twist Bioscience Corp.* (Biotechnology)	344	26,364
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,883	14,588
Tyme Technologies, Inc.* (Biotechnology)	713	619
U.S. Concrete, Inc.* (Construction Materials)	168	5,705
U.S. Ecology, Inc. (Commercial Services & Supplies)	332	10,133
U.S. Lime & Minerals, Inc. (Construction Materials)	21	1,947
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	133	10,551
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	776	2,111
UFP Industries, Inc. (Building Products)	630	31,443
UFP Technologies, Inc.* (Containers & Packaging)	72	2,668
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	422	8,984
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	605	60,803
Ultralife Corp.* (Electrical Equipment)	96	495
UMB Financial Corp. (Banks)	459	27,939
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	386	5,261
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	145	2,174
UniFirst Corp. (Commercial Services & Supplies)	159	26,046
Unisys Corp.* (IT Services)	651	8,554
United Bankshares, Inc. (Banks)	1,303	34,177
United Community Banks, Inc. (Banks)	822	17,213
United Fire Group, Inc. (Insurance)	221	4,539
United Insurance Holdings Corp. (Insurance)	214	939
United Natural Foods, Inc.* (Food & Staples Retailing)	574	8,363
United Security Bancshares/Fresno CA (Banks)	142	883
United States Steel Corp. (Metals & Mining)	2,307	22,286
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,034	17,940
Unitil Corp. (Multi-Utilities)	155	5,355
Unity BanCorp, Inc. (Banks)	82	1,150
UNITY Biotechnology, Inc.* (Biotechnology)	367	1,420
Universal Corp. (Tobacco)	256	10,202
Universal Electronics, Inc.* (Household Durables)	142	5,263
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	135	7,218
Universal Insurance Holdings, Inc. (Insurance)	291	3,629
Universal Logistics Holdings, Inc. (Road & Rail)	81	1,598
Universal Technical Institute, Inc.* (Diversified Consumer Services)	304	1,395
Univest Financial Corp. (Banks)	303	4,806
Upland Software, Inc.* (Software)	274	11,431
Upwork, Inc.* (Professional Services)	976	18,007
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,912	1,649
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,222	11,487
Urban Outfitters, Inc.* (Specialty Retail)	726	16,219
UroGen Pharma, Ltd.* (Biotechnology)	204	4,594
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	313	2,977
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	233	1,680
USANA Health Sciences, Inc.* (Personal Products)	122	9,229
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	36	2,988
Valley National Bancorp (Banks)	4,194	32,041
Value Line, Inc. (Capital Markets)	11	300
Vanda Pharmaceuticals, Inc.* (Biotechnology)	566	6,051
Vapotherm, Inc.* (Health Care Equipment & Supplies)	206	6,170
Varex Imaging Corp.* (Health Care Equipment & Supplies)	402	5,387
Varonis Systems, Inc.* (Software)	329	38,023
Vaxart, Inc.* (Biotechnology)	551	2,711
Vaxcyte, Inc.* (Pharmaceuticals)	192	7,175
VBI Vaccines, Inc.* (Biotechnology)	1,807	4,246
Vector Group, Ltd. (Tobacco)	1,470	13,509
Vectrus, Inc.* (Aerospace & Defense)	121	4,782
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	512	6,518
Venus Concept, Inc.* (Health Care Equipment & Supplies)	201	424

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	216	$1,369
Veracyte, Inc.* (Biotechnology)	603	20,900
Verastem, Inc.* (Biotechnology)	1,796	2,155
Vericel Corp.* (Biotechnology)	474	8,783
Vericity, Inc. (Insurance)	20	210
Verint Systems, Inc.* (Software)	674	32,702
Veritex Holdings, Inc. (Banks)	499	9,845
Veritiv Corp.* (Trading Companies & Distributors)	136	1,958
Veritone, Inc.* (Software)	246	2,307
Verra Mobility Corp.* - Class C (IT Services)	1,407	13,521
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	131	971
Verso Corp. - Class A (Paper & Forest Products)	330	2,567
Veru, Inc.* (Personal Products)	559	1,409
Viad Corp. (Commercial Services & Supplies)	212	4,240
Viavi Solutions, Inc.* (Communications Equipment)	2,405	29,701
Vicor Corp.* (Electrical Equipment)	203	15,834
Viela Bio, Inc.* (Biotechnology)	228	7,275
Viemed Healthcare, Inc.* (Health Care Providers & Services)	367	2,940
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,173	3,484
Viking Therapeutics, Inc.* (Biotechnology)	690	3,885
Village Super Market, Inc. - Class A (Food & Staples Retailing)	90	2,039
Vir Biotechnology, Inc.* (Biotechnology)	564	17,732
VirnetX Holding Corp. (Software)	666	3,690
Virtus Investment Partners, Inc. (Capital Markets)	78	12,445
Virtusa Corp.* (IT Services)	307	15,442
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,399	22,692
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	131	3,130
Vista Outdoor, Inc.* (Leisure Products)	614	12,139
Visteon Corp.* (Auto Components)	292	26,178
Vital Farms, Inc.* (Food Products)	108	3,732
Vivint Smart Home, Inc.* (Diversified Consumer Services)	767	11,927
Vocera Communications, Inc.* (Health Care Technology)	338	11,080
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	288	855
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,438	25,794
VOXX International Corp.* (Auto Components)	209	2,368
Voyager Therapeutics, Inc.* (Biotechnology)	272	2,891
VSE Corp. (Commercial Services & Supplies)	93	2,693
vTv Therapeutics, Inc.* - Class A (Biotechnology)	110	187
VYNE Therapeutics, Inc.* (Pharmaceuticals)	1,528	2,445
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	992	1,389
Wabash National Corp. (Machinery)	557	7,943
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	678	10,407
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	881	2,247
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	298	18,738
Warrior Met Coal, Inc. (Metals & Mining)	541	8,115
Washington Federal, Inc. (Thrifts & Mortgage Finance)	795	16,926
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	868	15,173
Washington Trust Bancorp, Inc. (Banks)	180	6,079
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	236	3,984
Watford Holdings, Ltd.* (Insurance)	180	6,480
Watts Water Technologies, Inc. - Class A (Machinery)	288	31,902
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	258	1,824
WD-40 Co. (Household Products)	144	35,047
Weis Markets, Inc. (Food & Staples Retailing)	101	4,586
Welbilt, Inc.* (Machinery)	1,372	8,342
Werner Enterprises, Inc. (Road & Rail)	641	24,371
WesBanco, Inc. (Banks)	686	16,663
WESCO International, Inc.* (Trading Companies & Distributors)	517	21,321
West Bancorp, Inc. (Banks)	169	2,804
Westamerica Bancorp (Banks)	275	14,402
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	627	1,216
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	240	1,382
Westwood Holdings Group, Inc. (Capital Markets)	82	792
Weyco Group, Inc. (Distributors)	63	998
Whitestone REIT (Equity Real Estate Investment Trusts)	419	2,497
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	13	190
WideOpenWest, Inc.* (Media)	551	2,749
Willdan Group, Inc.* (Professional Services)	109	2,853
Willis Lease Finance Corp.* (Trading Companies & Distributors)	31	658
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	1,688	31,363
Wingstop, Inc. (Hotels, Restaurants & Leisure)	312	36,295
Winmark Corp. (Specialty Retail)	32	5,421
Winnebago Industries, Inc. (Automobiles)	328	15,400
WisdomTree Investments, Inc. (Capital Markets)	1,465	5,333
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	840	22,403
Workhorse Group, Inc.* (Auto Components)	992	15,257
Workiva, Inc.* (Software)	412	22,788

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks, continued

	Shares	Value
World Acceptance Corp.* (Consumer Finance)	50	$4,200
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	658	13,851
Worthington Industries, Inc. (Metals & Mining)	385	18,946
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	120	620
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,354	41,419
WSFS Financial Corp. (Thrifts & Mortgage Finance)	528	16,732
WW International, Inc.* (Diversified Consumer Services)	497	10,517
X4 Pharmaceuticals, Inc.* (Biotechnology)	169	970
XBiotech, Inc.* (Biotechnology)	150	2,567
Xencor, Inc.* (Biotechnology)	584	22,414
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,193	9,830
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	484	2,289
XOMA Corp.* (Biotechnology)	64	1,588
XPEL, Inc.* (Auto Components)	176	4,361
Xperi Holding Corp. (Software)	1,130	14,012
Yelp, Inc.* (Interactive Media & Services)	749	14,733
YETI Holdings, Inc.* (Leisure Products)	842	41,663
Yext, Inc.* (Software)	1,064	17,641
Y-mAbs Therapeutics, Inc.* (Biotechnology)	315	13,463
York Water Co. (Water Utilities)	137	5,788
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	121	4,790
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,244	4,690
Zix Corp.* (Software)	575	3,525
Zogenix, Inc.* (Pharmaceuticals)	585	12,472
Zumiez, Inc.* (Specialty Retail)	220	6,160
Zuora, Inc.* - Class A (Software)	1,058	10,178
Zynex, Inc.* (Health Care Equipment & Supplies)	196	2,511
TOTAL COMMON STOCKS (Cost $14,439,255)		20,181,661

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		–

Right (0.0%)

	Shares	Value
HC2 Holdings, Inc.; expiring 11/23/20* (Construction & Engineering)	399	$–
TOTAL RIGHT
(Cost $–)		–

Repurchase Agreements(a)(b) (38.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $16,146,036	$16,146,000	$16,146,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,146,000)		16,146,000
TOTAL INVESTMENT SECURITIES
(Cost $30,585,255) - 85.8%		36,327,661
Net other assets (liabilities) - 14.2%		6,001,842

NET ASSETS - 100.0%		$42,329,503

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2020, these securities represented 0.000% of the net assets of the Fund.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $8,899,000.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	83	12/21/20	$6,377,720	$117,827

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	11/27/20	0.15%	$10,909,718	$(267,259)
Russell 2000 Index	Goldman Sachs International	11/27/20	0.35%	18,841,169	(539,147)
				$29,750,887	$(806,406)

iShares Russell 2000 ETF	UBS AG	11/27/20	(0.10)%	$15,322,304	$(509,295)
Russell 2000 Index	UBS AG	11/27/20	0.10%	12,957,920	(624,380)
				$28,280,224	$(1,133,675)
				$58,031,111	$(1,940,081)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Aerospace & Defense	$161,820	0.4%
Air Freight & Logistics	78,696	0.2%
Airlines	57,758	0.1%
Auto Components	271,483	0.6%
Automobiles	15,400	NM
Banks	1,595,315	3.8%
Beverages	57,095	0.1%
Biotechnology	2,180,519	5.2%
Building Products	326,209	0.8%
Capital Markets	321,373	0.8%
Chemicals	358,216	0.8%
Commercial Services & Supplies	384,864	0.9%
Communications Equipment	181,452	0.4%
Construction & Engineering	283,337	0.7%
Construction Materials	31,614	0.1%
Consumer Finance	126,026	0.3%
Containers & Packaging	39,920	0.1%
Distributors	15,744	NM
Diversified Consumer Services	119,158	0.3%
Diversified Financial Services	44,151	0.1%
Diversified Telecommunication Services	145,254	0.3%
Electric Utilities	150,927	0.4%
Electrical Equipment	252,174	0.6%
Electronic Equipment, Instruments & Components	456,696	1.1%
Energy Equipment & Services	103,196	0.2%
Entertainment	43,269	0.1%
Equity Real Estate Investment Trusts	1,150,739	2.7%
Food & Staples Retailing	165,432	0.4%
Food Products	308,991	0.7%
Gas Utilities	207,586	0.5%
Health Care Equipment & Supplies	734,847	1.7%
Health Care Providers & Services	545,075	1.3%
Health Care Technology	229,224	0.5%
Hotels, Restaurants & Leisure	673,272	1.6%
Household Durables	458,138	1.1%
Household Products	55,588	0.1%
Independent Power and Renewable Electricity Producers	78,746	0.2%
Industrial Conglomerates	8,220	NM
Insurance	480,361	1.1%
Interactive Media & Services	64,286	0.2%
Internet & Direct Marketing Retail	155,651	0.4%
IT Services	419,457	1.0%
Leisure Products	138,504	0.3%
Life Sciences Tools & Services	156,109	0.4%
Machinery	769,572	1.8%
Marine	30,231	0.1%
Media	156,691	0.4%
Metals & Mining	314,223	0.7%
Mortgage Real Estate Investment Trusts	255,964	0.6%
Multiline Retail	43,605	0.1%
Multi-Utilities	94,255	0.2%
Oil, Gas & Consumable Fuels	270,337	0.6%
Paper & Forest Products	96,481	0.2%
Personal Products	70,252	0.2%
Pharmaceuticals	432,274	1.0%
Professional Services	253,449	0.6%
Real Estate Management & Development	165,889	0.4%
Road & Rail	119,838	0.3%
Semiconductors & Semiconductor Equipment	564,451	1.3%
Software	1,083,373	2.6%
Specialty Retail	565,192	1.3%
Technology Hardware, Storage & Peripherals	30,289	0.1%
Textiles, Apparel & Luxury Goods	200,238	0.5%
Thrifts & Mortgage Finance	378,630	0.9%
Tobacco	28,395	0.1%
Trading Companies & Distributors	297,232	0.7%
Water Utilities	96,127	0.2%
Wireless Telecommunication Services	32,781	0.1%
Other **	22,147,842	52.4%
Total	$42,329,503	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Common Stocks (80.4%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	396	$20,426
Alliant Energy Corp. (Electric Utilities)	1,906	105,364
Ameren Corp. (Multi-Utilities)	1,889	153,236
American Electric Power Co., Inc. (Electric Utilities)	3,790	340,835
American Water Works Co., Inc. (Water Utilities)	1,386	208,607
Atmos Energy Corp. (Gas Utilities)	943	86,445
Avangrid, Inc. (Electric Utilities)	425	20,970
Avista Corp. (Multi-Utilities)	519	17,241
Black Hills Corp. (Multi-Utilities)	482	27,310
CenterPoint Energy, Inc. (Multi-Utilities)	4,160	87,901
CMS Energy Corp. (Multi-Utilities)	2,186	138,439
Consolidated Edison, Inc. (Multi-Utilities)	2,555	200,542
Dominion Energy, Inc. (Multi-Utilities)	6,417	515,542
DTE Energy Co. (Multi-Utilities)	1,471	181,551
Duke Energy Corp. (Electric Utilities)	5,619	517,565
Edison International (Electric Utilities)	2,891	162,012
Entergy Corp. (Electric Utilities)	1,529	154,765
Essential Utilities, Inc. (Water Utilities)	1,705	70,246
Evergy, Inc. (Electric Utilities)	1,731	95,551
Eversource Energy (Electric Utilities)	2,616	228,298
Exelon Corp. (Electric Utilities)	7,444	296,941
FirstEnergy Corp. (Electric Utilities)	4,141	123,071
Hawaiian Electric Industries, Inc. (Electric Utilities)	833	27,522
IDACORP, Inc. (Electric Utilities)	386	33,864
MDU Resources Group, Inc. (Multi-Utilities)	1,532	36,400
National Fuel Gas Co. (Gas Utilities)	695	27,772
New Jersey Resources Corp. (Gas Utilities)	731	21,331
NextEra Energy, Inc. (Electric Utilities)	14,961	1,095,294
NiSource, Inc. (Multi-Utilities)	2,925	67,187
NorthWestern Corp. (Multi-Utilities)	387	20,174
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	1,865	58,971
ONE Gas, Inc. (Gas Utilities)	404	27,892
PG&E Corp.* (Electric Utilities)	11,121	106,317
Pinnacle West Capital Corp. (Electric Utilities)	861	70,232
PNM Resources, Inc. (Electric Utilities)	609	30,450
Portland General Electric Co. (Electric Utilities)	683	26,842
PPL Corp. (Electric Utilities)	5,873	161,508
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,863	224,633
Sempra Energy (Multi-Utilities)	2,208	276,795
Southwest Gas Holdings, Inc. (Gas Utilities)	428	28,128
Spire, Inc. (Gas Utilities)	393	22,024
The AES Corp. (Independent Power and Renewable Electricity Producers)	5,081	99,080
The Southern Co. (Electric Utilities)	8,068	463,506
UGI Corp. (Gas Utilities)	1,589	51,388
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,732	64,825
WEC Energy Group, Inc. (Multi-Utilities)	2,410	242,326
Xcel Energy, Inc. (Electric Utilities)	4,012	280,960
TOTAL COMMON STOCKS
(Cost $3,486,662)		7,318,279

Repurchase Agreements(a)(b) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/20, due 11/2/20, total to be received $2,581,006	$2,581,000	$2,581,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,581,000)		2,581,000
TOTAL INVESTMENT SECURITIES
(Cost $6,067,662) - 108.8%		9,899,279
Net other assets (liabilities) - (8.8)%		(802,888)

NET ASSETS - 100.0%		$9,096,391

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2020, the aggregate amount held in a segregated account was $1,714,000.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2020 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	11/23/20	0.60%	$2,942,900	$(157,206)
Dow Jones U.S. Utilities Index	UBS AG	11/23/20	0.45%	3,393,460	(151,829)
				$6,336,360	$(309,035)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of October 31, 2020:

	Value	% of Net Assets
Electric Utilities	$4,362,294	48.0%
Gas Utilities	264,980	2.9%
Independent Power and Renewable Electricity Producers	222,875	2.4%
Multi-Utilities	2,189,277	24.1%
Water Utilities	278,853	3.1%
Other **	1,778,112	19.5%
Total	$9,096,391	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2020 (unaudited)   : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of October 31, 2020, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 0.02%, dated 10/30/20, due 11/2/20(1)	Credit Agricole, 0.03%, dated 10/30/20, due 11/2/20(2)	HSBC Securities (USA), Inc., 0.02%, dated 10/30/20, due 11/2/20(3)	RBC Capital Markets, LLC, 0.02%, dated 10/30/20, due 11/2/20(4)	Societe Generale, 0.04%, dated 10/30/20, due 11/2/20(5)	UMB Bank, N.A., 0.02%, dated 10/30/20, due 11/2/20(6)
Banks UltraSector ProFund	$131,000	$544,000	$131,000	$421,000	$809,000	$42,000
Basic Materials UltraSector ProFund	106,000	439,000	106,000	340,000	653,000	35,000
Bear ProFund	1,466,000	6,064,000	1,466,000	4,695,000	9,000,000	396,000
Biotechnology UltraSector ProFund	2,410,000	9,968,000	2,410,000	7,717,000	14,793,000	647,000
Bull ProFund	776,000	3,216,000	776,000	2,489,000	4,772,000	215,000
Communication Services UltraSector ProFund	106,000	444,000	106,000	343,000	660,000	38,000
Consumer Goods UltraSector ProFund	121,000	505,000	121,000	391,000	750,000	38,000
Consumer Services UltraSector ProFund	1,644,000	6,805,000	1,644,000	5,268,000	10,098,000	444,000
Falling U.S. Dollar ProFund	64,000	267,000	64,000	207,000	397,000	24,000
Financials UltraSector ProFund	69,000	292,000	69,000	226,000	434,000	30,000
Health Care UltraSector ProFund	266,000	1,102,000	266,000	853,000	1,636,000	81,000
Industrials UltraSector ProFund	92,000	383,000	92,000	296,000	569,000	30,000
Internet UltraSector ProFund	3,348,000	13,841,000	3,348,000	10,715,000	20,539,000	890,000
Large-Cap Growth ProFund	1,000	7,000	1,000	5,000	10,000	3,000
Mid-Cap ProFund	61,000	258,000	61,000	200,000	384,000	26,000
Mid-Cap Growth ProFund	1,000	7,000	1,000	5,000	11,000	4,000
Mid-Cap Value ProFund	1,000	7,000	1,000	5,000	10,000	3,000
Nasdaq-100 ProFund	2,309,000	9,550,000	2,309,000	7,394,000	14,172,000	616,000
Oil & Gas UltraSector ProFund	169,000	705,000	169,000	546,000	1,048,000	56,000
Oil Equipment & Services UltraSector ProFund	150,000	623,000	150,000	481,000	925,000	47,000
Pharmaceuticals UltraSector ProFund	61,000	256,000	61,000	198,000	380,000	23,000
Precious Metals UltraSector ProFund	715,000	2,961,000	715,000	2,292,000	4,396,000	198,000
Real Estate UltraSector ProFund	65,000	279,000	65,000	215,000	414,000	28,000
Rising Rates Opportunity ProFund	454,000	1,881,000	454,000	1,456,000	2,791,000	125,000
Rising Rates Opportunity 10 ProFund	118,000	490,000	118,000	380,000	726,000	37,000
Rising U.S. Dollar ProFund	401,000	1,661,000	401,000	1,286,000	2,465,000	111,000
Semiconductor UltraSector ProFund	1,386,000	5,736,000	1,386,000	4,440,000	8,512,000	376,000
Short Nasdaq-100 ProFund	2,771,000	11,458,000	2,771,000	8,870,000	17,004,000	741,000
Short Oil & Gas ProFund	318,000	1,320,000	318,000	1,021,000	1,959,000	92,000
Short Precious Metals ProFund	137,000	568,000	137,000	440,000	843,000	43,000
Short Real Estate ProFund	141,000	589,000	141,000	455,000	874,000	45,000
Short Small-Cap ProFund	81,000	339,000	81,000	263,000	503,000	31,000
Small-Cap ProFund	73,000	305,000	73,000	237,000	454,000	25,000
Technology UltraSector ProFund	1,532,000	6,341,000	1,532,000	4,909,000	9,410,000	416,000
Telecommunications UltraSector ProFund	9,000	44,000	9,000	34,000	67,000	14,000
U.S. Government Plus ProFund	1,264,000	5,225,000	1,264,000	4,045,000	7,754,000	338,000
UltraBear ProFund	642,000	2,659,000	642,000	2,059,000	3,946,000	178,000
UltraBull ProFund	1,436,000	5,942,000	1,436,000	4,601,000	8,819,000	387,000
UltraChina ProFund	97,000	404,000	97,000	312,000	601,000	33,000
UltraDow 30 ProFund	547,000	2,265,000	547,000	1,753,000	3,362,000	153,000
UltraEmerging Markets ProFund	117,000	486,000	117,000	375,000	722,000	38,000
UltraInternational ProFund	146,000	607,000	146,000	470,000	901,000	46,000
UltraJapan ProFund	634,000	2,621,000	634,000	2,029,000	3,889,000	169,000
UltraLatin America ProFund	133,000	557,000	133,000	431,000	829,000	45,000
UltraMid-Cap ProFund	645,000	2,671,000	645,000	2,066,000	3,963,000	178,000
UltraNasdaq-100 ProFund	$17,442,000	$72,101,000	$17,442,000	$55,821,000	$106,990,000	$4,619,000
UltraShort China ProFund	53,000	223,000	53,000	173,000	331,000	20,000
UltraShort Dow 30 ProFund	460,000	1,906,000	460,000	1,475,000	2,829,000	129,000
UltraShort Emerging Markets ProFund	54,000	227,000	54,000	175,000	337,000	22,000
UltraShort International ProFund	192,000	801,000	192,000	620,000	1,189,000	59,000
UltraShort Japan ProFund	63,000	263,000	63,000	203,000	390,000	20,000
UltraShort Latin America ProFund	245,000	1,022,000	245,000	790,000	1,516,000	75,000
UltraShort Mid-Cap ProFund	337,000	1,396,000	337,000	1,080,000	2,073,000	96,000
UltraShort Nasdaq-100 ProFund	5,073,000	20,976,000	5,073,000	16,239,000	31,127,000	1,352,000
UltraShort Small-Cap ProFund	583,000	2,417,000	583,000	1,871,000	3,587,000	165,000
UltraSmall-Cap ProFund	1,024,000	4,240,000	1,024,000	3,283,000	6,294,000	281,000
Utilities UltraSector ProFund	163,000	676,000	163,000	523,000	1,004,000	52,000
	$52,903,000	$218,940,000	$52,903,000	$169,487,000	$324,921,000	$14,425,000

2 : : APPENDIX : : October 31, 2020 (unaudited)

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of October 31, 2020 as follows:

(1)	U.S. Treasury Notes, 1.50%, due 9/30/24, total value $53,969,485.
(2)	Federal Home Loan Mortgage Corp., 0.125% to 2.125%, due 10/15/23 to 3/31/24, U.S. Treasury Notes, 1.50%, due 11/30/24, which had an aggregate value of $223,407,118.
(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at October 31, 2020, 0.71%, due 5/15/27, total value $53,969,325.
(4)	U.S. Treasury Notes, 1.50%, due 11/30/24, total value $172,885,877.
(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 1.125% to 1.50%, due 6/30/21 to 1/15/23, U.S. Treasury Notes, 2.625%, due 7/15/21, which had an aggregate value of $331,429,822.
(6)	Federal Home Loan Banks, 3.375%, due 12/8/23, total value $15,368,323.